UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23161

Nushares ETF Trust

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Diana R. Gonzalez

Nuveen Investments

333 West Wacker Drive

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: July 31

Date of reporting period: July 31, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Funds
Exchange-Traded
Funds
Nuveen Exchange-Traded
July 31, 2022
Annual
Report
Fund Name
Listing Exchange
Ticker
Symbol
Nuveen Enhanced Yield U.S. Aggregate Bond ETF
NYSE Arca NUAG
Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF
NYSE Arca NUSA
Nuveen ESG High Yield Corporate Bond ETF
NYSE Arca NUHY
Nuveen ESG U.S. Aggregate Bond ETF
NYSE Arca NUBD

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Table
of Contents

Chair’s Letter to Shareholders 4
Portfolio Managers’ Comments 5
Risk Considerations and Dividend Information 9
Fund Performance, Expense Ratios and Holdings Summaries 10
Yields 19
Expense Examples 20
Report of Independent Registered Public Accounting Firm 22
Portfolio of Investments 24
Statement of Assets and Liabilities 79
Statement of Operations 80
Statement of Changes in Net Assets 81
Financial Highlights 83
Notes to Financial Statements 85
Important Tax Information 92
Additional Fund Information 93
Glossary of Terms Used in this Report 95
Annual Investment Management Agreement Approval Process 97
Liquidity Risk Management Program 104
Trustees and Officers 105

Chair’s Letter
to Shareholders
Dear Shareholders,
The question of whether economies are moving toward normalization or recession has dominated financial markets in 2022. Persistently high inflation has made the outcome more unpredictable, as it has dampened consumer sentiment, pushed central banks into raising interest rates more aggressively and contributed to considerable turbulence in the markets this year.
Inflation has surged partially due to COVID supply chain bottlenecks and exacerbated by
Russia’s war in Ukraine and recent lockdowns across China to contain a large-scale COVID-
19 outbreak. This has necessitated increasingly forceful responses from the U.S. Federal
Reserve (Fed) and other central banks, who have signaled their intentions to slow inflation while tolerating slower economic growth. As anticipated, the Fed began the rate hiking cycle in March 2022, raising its short-term rate by 0.25% from near zero for the first time since the pandemic was declared two years ago. Larger increases of 0.50% in May and 0.75% in June,
July and September 2022 followed, bringing the target fed funds rate to a range of 3.00% to
3.25%. Additional rate hikes are expected in the remainder of this year, although Fed officials will closely monitor inflation data along with other economic measures and modify their rate setting policy based upon these factors. U.S. gross domestic product growth has now contracted for two consecutive quarters, according to government estimates, as consumer and business activity has slowed in part due to higher prices and borrowing costs. However, the still strong labor market suggests not all areas of the economy are weakening in unison.
While markets will likely continue fluctuating with the daily headlines, we encourage investors to keep a long-term perspective. To learn more about how well your portfolio is aligned to your time horizon, risk tolerance and investment goals, consider reviewing it with your financial professional.
On behalf of the other members of the Nuveen Fund Board, we look forward to continuing to earn your trust in the months and years ahead.
Terence J. Toth
Chair of the Board
September 23, 2022

Portfolio Managers’
Comments

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (NUSA)
Nuveen ESG High Yield Corporate Bond ETF (NUHY)
Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
These Funds feature portfolio management by Teachers Advisors, LLC, an affiliate of Nuveen Fund Advisors, LLC. The portfolio managers are Lijun (Kevin) Chen, CFA, James Tsang, CFA, and Vivian Liu, CFA.
Here the portfolio management team discusses U.S. economic and market conditions, key investment strategies and the performance of the Funds for the twelve-month reporting period ended July 31, 2022. For more information on each Fund’s investment objectives and policies, please refer to each Fund’s prospectus.
What factors affected the U.S. economy and the bond market during the twelve-month annual reporting period ended July
31, 2022?
After recovering from the pandemic in 2021, the U.S. economy weakened in the first half of 2022. Overall, 2021 gross domestic product (GDP) grew by 5.7% as the economy reopened with the help of $5.3 trillion in crisis-related aid from the federal government, low borrowing rates for businesses and individuals, an increase in COVID-19 vaccinations and improved treatments for
COVID-19. However, in early 2022, China’s COVID-19 lockdown and the Russia-Ukraine war worsened existing pandemic-related supply chain disruptions. Inflation increased more than expected during the first half of 2022, putting pressure on global central banks to respond with more aggressive measures.
The U.S. Federal Reserve (Fed) began an interest rate hiking cycle in March 2022 with a 0.25% hike to the target federal funds rate, followed by larger increases of 0.50% in May 2022, 0.75% in June 2022 and another 0.75% in July 2022. Overall, the Fed raised the target federal funds rate from near zero at the start of 2022 to a range of 2.25% to 2.50% by July 2022. Subsequent to the end of the reporting period, the Fed raised the policy interest rate another 0.75% in September 2022 to a range of 3.00% to
3.25%. Interest rate, stock and bond price volatility increased as markets considered whether the Fed could cool inflation without putting the economy into a recession. Additionally, the U.S. dollar appreciated significantly relative to major world currencies beginning in March of 2022, serving as a headwind to the profits of international companies and U.S. domestic companies with overseas earnings. The dollar’s appreciation was driven in part by the Fed’s increasingly forceful response to inflation compared with other central banks, the relatively better prospects of the U.S. economy and “safe-haven” flows from investors uncertain about geopolitical and global economic conditions.
By mid-year, inflation and higher borrowing costs appeared to be dampening consumer confidence and consumer spending.
Also, two consecutive quarters of negative U.S. GDP growth added to recession risks. U.S. GDP fell by an annual rate of 0.6% in the second quarter of 2022, according to the second estimate from the U.S. Bureau of Economic Analysis. This followed a 1.6%
annualized GDP decrease in the first quarter of 2022. However, the labor market, another key gauge of the economy’s health, has remained resilient. As of July 2022, the U.S. unemployment rate fell to 3.5%, its pre-pandemic low, and the economy has now recovered the 22 million jobs lost since the beginning of the pandemic.
During the twelve-month reporting period, U.S. fixed income performance was broadly negative. Increased uncertainty about rising inflation, slowing economic growth and the measures taken by the Fed in response to these conditions drove interest rates higher. Treasury yields rose across all maturities, peaking in mid-June 2022, before partially retreating through the remainder of the reporting period. Notably, a portion of the Treasury yield curve inverted toward the end of the reporting period, as shorter-maturity bonds were yielding more than 10-year Treasury notes, signaling the market’s growing concern about a recession. As of July 31,
2022, yields on U.S. Treasuries with 1-year maturities rose to 2.98% (from 0.07% as of July 31, 2021), 5-year Treasury yield rose to 2.68% (from 0.69%), 10-year yields rose to 2.65% (from 1.23%) and 30-year yields rose to 3.01% (from 1.90%). Credit spreads widened in the first half of 2022 as a result of increased risk aversion, contributing to the negative performance of corporate (both investment grade and high yield) bonds and securitized debt.

Portfolio Managers’ Comments
(continued)

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
What key strategies were used to manage the Fund during the twelve-month reporting period ended July 31, 2022?
The Fund employs a passive management (or “indexing”) approach, seeking to track the investment results, before fees and expenses, of the ICE BofA Enhanced Yield U.S. Broad Bond Index (the “NUAG Enhanced Index”). The NUAG Enhanced Index is
designed to broadly capture the U.S. investment grade taxable fixed income market and uses a rules-based weighting methodology that seeks to enhance yield while maintaining risk at a level comparable to that of the ICE BofA U.S. Broad Market Index (the
“Base Index”). The NUAG Enhanced Index selects from the securities included in the Base Index, which consists of U.S. dollar denominated, investment grade taxable debt securities, including U.S. Treasury notes and bonds, government securities, corporate securities, residential and commercial mortgage-backed securities and asset-backed securities.
The Fund generally invests in a sample of the securities in the NUAG Enhanced Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the NUAG Enhanced Index. Under normal market conditions, the Fund invests at least 80% of its assets in component securities of the NUAG Enhanced Index. To the extent the NUAG Enhanced Index concentrates (i.e., holds 25% or more of its total assets) in the securities of companies in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the NUAG Enhanced Index. The Fund rebalances its holdings monthly in response to the monthly NUAG Enhanced Index rebalances. During the reporting period, the Fund remained fully invested within its allocation targets to track the NUAG Enhanced Index.
How did the Fund perform during the twelve-month reporting period ended July 31, 2022?
The Fund’s total returns at NAV are compared with the performance of the NUAG Enhanced Index, which the Fund is designed to track. The Fund’s total return underperformed the NUAG Enhanced Index for the reporting period. The relative underperformance is mainly attributable to the representative sampling process, primarily within the securitized sector and corporate sector, which utilizes a subset of Index securities in an effort to provide exposure similar to that of the NUAG Enhanced Index. This leads the Fund to be overweight and underweight (and, in some cases, not invested at all) in certain securities as compared to the Index. In addition, the
Fund’s relative underperformance is attributable to transaction costs related to the Fund’s acquisition of portfolio securities, and the fees and expenses incurred by the Fund that are not incurred by the NUAG Enhanced Index. The NUAG Enhanced Index is
unmanaged and therefore its returns do not reflect any fees or expenses, which would detract from its performance.
During the reporting period, the NUAG Enhanced Index underperformed the Base Index led primarily by the NUAG Enhanced
Index’s relative overweight to lower-rated investment grade credits. The NUAG Enhanced Index’s relative overweight is consistent with its rules-based weighting methodology.
Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (NUSA)
What key strategies were used to manage the Fund during the twelve-month reporting period ended July 31, 2022?
The Fund employs a passive management (or “indexing”) approach, seeking to track the investment results, before fees and expenses, of the ICE BofA Enhanced Yield 1-5 Year U.S. Broad Bond Index (the “NUSA Enhanced Index”). The NUSA Enhanced
Index is designed to broadly capture the one to five year U.S. investment grade taxable fixed income market and uses a rules-based weighting methodology that seeks to enhance yield while maintaining risk at a level comparable to that of the ICE BofA 1-5 Year
U.S. Broad Market Index (the “Base Index”). The NUSA Enhanced Index selects from the securities included in the Base Index, which consists of U.S. dollar-denominated, investment grade taxable debt securities with a remaining term to final maturity of between one and five years. The Base Index includes U.S. Treasury notes and bonds, government securities, corporate securities, residential and commercial mortgage-backed securities and asset-backed securities.
The Fund generally invests in a sample of the securities in the NUSA Enhanced Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the NUSA Enhanced Index. Under normal market conditions, the Fund invests at least 80% of its assets in component securities of the NUSA Enhanced Index. To the extent the NUSA Enhanced Index concentrates (i.e., holds 25% or more of its total assets) in the securities of companies in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the NUSA Enhanced Index. The Fund rebalances its holdings monthly in response to the monthly NUSA Enhanced Index rebalances. During the reporting period, the Fund remained fully invested within its allocation targets to track the NUSA Enhanced Index.

How did the Fund perform during the twelve-month reporting period ended July 31, 2022?
The Fund’s total returns at NAV are compared with the performance of the NUSA Enhanced Index, which the Fund is designed to track. For the reporting period, the Fund’s total return performed in line with the NUSA Enhanced Index. The representative sampling process, which utilizes a subset of Index securities in an effort to provide exposure similar to that of the NUSA Enhanced
Index, contributed to relative performance for the reporting period, primarily within the corporate sector. This leads the Fund to be overweight and underweight (and, in some cases, not invested at all) certain securities as compared to the Index. Detracting from relative performance were transaction costs related to the Fund’s acquisition of portfolio securities, and the fees and expenses incurred by the Fund, which are not incurred by the NUSA Enhanced Index. The NUSA Enhanced Index is unmanaged and therefore its returns do not reflect any fees or expenses, which would detract from its performance.
During the reporting period, the NUSA Enhanced Index underperformed the Base Index, led primarily by the NUSA Enhanced
Index’s relative overweight to lower-rated investment grade credits. The NUSA Enhanced Index’s relative overweight is consistent with its rules-based weighting methodology.
Nuveen ESG High Yield Corporate Bond ETF (NUHY)
What key strategies were used to manage the Fund during the twelve-month reporting period ended July 31, 2022?
The Fund employs a passive management (or “indexing”) approach, seeking to track the investment results, before fees and expenses, of the Bloomberg MSCI U.S. High Yield Very Liquid ESG Select Index (“the NUHY Select Index”). The NUHY Select Index
is composed of U.S. dollar-denominated below investment grade corporate bonds with above average liquidity that satisfy certain
ESG and low-carbon criteria. The NUHY Select Index selects from the securities included in the Bloomberg U.S. High Yield Very
Liquid Index (the “Base Index”), which is designed to broadly capture the U.S. dollar-denominated, high yield, fixed-rate corporate bond market.
The Fund generally invests in a sample of the securities in the NUHY Select Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the NUHY Select Index. Under normal market conditions, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in component securities of the
NUHY Select Index. To the extent the NUHY Select Index concentrates (i.e., holds 25% or more of its total assets) in the securities of companies in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the NUHY Select Index. The Fund rebalances its holdings monthly in response to the monthly NUHY Select Index rebalances.
During the reporting period, the Fund remained fully invested within its allocation targets to track the NUHY Select Index.
How did the Fund perform during the twelve-month reporting period ended July 31, 2022?
The Fund’s total returns at NAV are compared with the performance of the NUHY Select Index, which the Fund is designed to track.
For the reporting period, the Fund’s total return underperformed the NUHY Select Index. The relative underperformance is mainly attributable to transaction costs related to the Fund’s acquisition of portfolio securities, and the fees and expenses incurred by the
Fund that are not incurred by the NUHY Select Index. The NUHY Select Index is unmanaged and therefore its returns do not reflect any fees or expenses, which would detract from its performance.
During the reporting period, the NUHY Select Index performed in line with the Base Index. Security selection across a number of sectors contributed positively to relative performance but was offset by relative underweights in industries such as tobacco, energy exploration & production, and metals & mining. The NUHY Select Index’s underweight in these industries is consistent with its ESG selection methodology.
Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
What key strategies were used to manage the Fund during the twelve-month reporting period ended July 31, 2022?
The Fund employs a passive management (or “indexing”) approach, seeking to track the investment results, before fees and expenses, of the Bloomberg MSCI U.S. Aggregate ESG Select Index (“the NUBD Select Index”). The NUBD Select Index is
composed of U.S. investment grade fixed income securities that satisfy certain ESG and low-carbon criteria, including U.S.
government securities, debt securities issued by U.S. corporations, residential and commercial mortgage-backed securities, asset-
backed securities and U.S. dollar-denominated debt securities issued by non-U.S. corporations that are publicly offered for sale

Portfolio Managers’ Comments
(continued)

in the U.S. The NUBD Select Index selects from the securities included in the Bloomberg U.S. Aggregate Bond Index (the “Base
Index”), which is designed to broadly capture the U.S. investment grade, taxable fixed income market.
The Fund generally invests in a sample of the securities in the NUBD Select Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the NUBD Select Index. Under normal market conditions, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in component securities of the
NUBD Select Index. To the extent the NUBD Select Index concentrates (i.e., holds 25% or more of its total assets) in the securities of companies in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the NUBD Select Index. The Fund rebalances its holdings monthly in response to the monthly NUBD Select Index rebalances.
During the reporting period, the Fund remained fully invested within its allocation targets to track the NUBD Select Index.
How did the Fund perform during the twelve-month reporting period ended July 31, 2022?
The Fund’s total returns at NAV are compared with the performance of the NUBD Select Index, which the Fund is designed to track. For the reporting period, the Fund’s total return underperformed the NUBD Select Index. The relative underperformance is mainly attributable to the representative sampling process, primarily within the securitized sector and corporate sector, which utilizes a subset of Index securities in an effort to provide exposure similar to that of the NUBD Select Index. This leads the Fund to be overweight and underweight (and, in some cases, not invested at all) in certain securities as compared to the Index. In addition, the Fund’s relative performance is attributable to transaction costs related to the Fund’s acquisition of portfolio securities, and the fees and expenses incurred by the Fund that are not incurred by the NUBD Select Index. The NUBD Select Index is unmanaged and therefore its returns do not reflect any fees or expenses, which would detract from its performance.
During the reporting period, the NUBD Select Index performed in line with the Base Index. Sector allocations were consistent in both the NUBD Select Index and Base Index while security selection slightly detracted in agencies and contributed in the industrial and local authority sectors.
This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy, sell or hold a security or an investment strategy, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.
Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio managers as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements and the views expressed herein are subject to change at any time, due to numerous market and other factors. The
Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.
Each Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. For NUAG and NUSA, if all three of
Moody’s, S&P, and Fitch provide a rating for a security, an average of the ratings is used; if two of the three agencies rate a security, an average of the two is used; and if only one rating agency rates a security, that rating is used. For NUHY and NUBD, if all three of Moody’s,
S&P, and Fitch provide a rating for a security, the middle rating is used; if two of the three agencies rate a security, the lower rating is used;
and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and
D are below-investment grade ratings. Credit ratings are subject to change. U.S. Treasury, U.S. Agency, and U.S. Agency mortgage-backed securities are included in the U.S. Treasury/Agency category.
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Risk Considerations and Dividend
Information

Risk Considerations
Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
Investing involves risk; principal loss is possible. This is no guarantee the Fund’s investment objective will be achieved. An exchange-
traded fund seeks to generally track the investment results of an index; however the Fund may underperform, outperform or be more volatile than the referenced index.
Interest rate risk
occurs when interest rates rise causing bond prices to fall.
Credit risk
arises from an issuer’s ability to make interest and principal payments when due, as well as the prices of bonds declining when an issuer’s credit quality is expected to deteriorate. These and other risk considerations are described in detail in the Fund’s prospectus.
Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (NUSA)
Investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. This ETF seeks to generally track the investment results of an index; however the Fund may underperform, outperform or be more volatile than the referenced index.
Interest rate risk
is the risk that the value of the Fund’s portfolio will decline because of rising interest rates.
Credit Risk
is the risk that an issuer of a debt security may be unable or unwilling to make interest and principal payments when due and the related risk that the value of a debt security may decline because of concerns about the issuer’s ability or willingness to make such payments. These and other risk considerations are described in detail in the Fund’s prospectus.
Nuveen ESG High Yield Corporate Bond ETF (NUHY)
Investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. This
ETF seeks to generally track the investment results of an index; however the Fund may underperform, outperform or be more volatile than the referenced index. In addition, because the Index selects securities for inclusion based on environmental, social,
and governance (ESG)
criteria, the Fund may forgo some market opportunities available to funds that don’t use these criteria.
Investments in below investment grade or
high yield securities
are subject to liquidity risk and heightened credit risk.
Credit risk
arises from an issuer’s ability to make interest and principal payments when due, as well as the prices of bonds declining when an issuer’s credit quality is expected to deteriorate. The Fund is subject to interest rate risk
; as interest rates rise, bond prices fall.
These and other risk considerations, such as call, concentration and income risks, are described in detail in the Fund’s prospectus.
Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
Investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. An exchange-traded fund seeks to generally track the investment results of an index; however the Fund may underperform, outperform or be more volatile than the referenced index. Because the Index selects securities for inclusion based on environmental, social,
and governance (ESG)
criteria, the Fund may forgo some market opportunities available to funds that don’t use these criteria.
Interest rate
risk occurs when interest rates rise causing bond prices to fall.
Credit risk
arises from an issuer’s credit quality is
expected to deteriorate. These and other risk considerations are described in detail in the Fund’s prospectus.
Dividend Information
Each Fund seeks to pay monthly dividends out of its net investment income. Monthly distributions are not expected to be a level amount from period-to-period. Each Fund will, over time, pay all its net investment income as dividends to shareholders.
All monthly dividends paid by each Fund during the current reporting period were paid from net investment income. If a portion of the Fund’s monthly distributions is sourced or comprised of elements other than net investment income, including capital gains and/
or a return of capital, shareholders will be notified of those sources. For financial reporting purposes, the per share amounts of each
Fund’s dividends for the reporting period are presented in this report’s Financial Highlights. For income tax purposes, distribution information for NUAG, NUSA, NUHY and NUDB as of their most recent tax year end is presented in Note 6 - Income Tax Information within the Notes to Financial Statements of this report.

Fund Performance, Expense Ratios and
Holdings Summaries
The Fund Performance, Expense Ratios and Holdings Summaries for the Fund are shown within this section of the report.
Fund Performance
Performance data shown represents past performance and does not predict or guarantee future results
. Investment returns
and principal value will fluctuate so that when shares are sold, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown.
Returns quoted for the Funds reflect management fees and other expenses such as transaction costs incurred by the Funds during the reporting period while the Indexes are unmanaged and therefore returns do not reflect any such fees and expenses. The Funds employ a representative sampling process that utilizes a sub-set of Index securities in an effort to provide exposure similar to that of the Indexes, which can lead the Funds to be overweight and underweight (and, in some cases, not invested at all in) certain securities as compared to the Indexes. This process can create tracking error relative to the
Indexes.
Total returns for a period of less than one year are not annualized (i.e. cumulative returns). Returns assume reinvestment of dividends and capital gains. Market price returns are based on the closing market price as of the end of the reporting period. For performance current to the most recent month-end visit nuveen.com or call (800) 257-8787.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.
Expense Ratios
The expense ratios shown are as of each Fund’s most recent prospectus. The expense ratios shown reflect total operating expenses
(before fee waivers and/or expense reimbursements, if any). The expense ratios include management fees and other fees and expenses, but do not reflect expected transaction costs. Refer to the Financial Highlights later in this report for each Fund’s expense ratios as of the end of the reporting period.
Holding Summaries
The Holdings Summaries data relates to the securities held in the Fund's portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change. Refer to the
Fund's Porfotlio of Investments for individual security information.
Each Fund uses credit quality ratings for its portfolio securities provided by Moody's, S&P and Fitch. For NUAG and NUSA, if all
three of Moody's, S&P and Fitch provide a rating for a security, an average of the ratings is used; if two of the three agencies rate a security, an average of the two is used; and if only one rating agency rates a security, that rating is used. For NUHY and NUBD, if all three of Moody's, S&P and Fitch provide a rating for a security, the middle rating is used; if two of the threee agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below investment grade ratings. Credit ratings are subject to change. U.S.
Treasury, U.S. Agency, and U.S. Agency mortgaged-backed securities are included in the U.S. Treasury/Agency category.

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
(continued)
Fund Performance, Expense Ratios and Holding Summaries
July 31, 2022

Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the ICE BofA Enhanced Yield U.S. Broad Bond Index.
Growth of an Assumed $10,000 Investment as of July 31, 2022
The graphs do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund Shares.
Total Returns as of
July 31, 2022
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year
Since
Inception
NUAG at NAV 9/14/16 (10.50)% 0.89% 0.89% 0.20%
NUAG at Market Price 9/14/16 (10.27)% 0.90% 0.94% —
ICE BofA U.S. Broad Market Index — (9.18)% 1.30% 1.13% —
ICE BofA Enhanced Yield U.S. Broad Bond Index — (10.12)% 1.28% 1.27% —

Fund Performance, Expense Ratios and Holdings Summaries
July 31, 2022
(continued)
Holdings Summaries as of July 31, 2022
Fund Allocation
(% of net assets)
Corporate Debt 30 .8%
Securitized 28 .6%
U.S. Treasury 28 .3%
Government Related 10 .9%
Investments Purchased with
Collateral from Securities
Lending 1 .7%
Other Assets Less Liabilities ( 0 .3 ) %
Net Assets 100%
Corporate Debt: Industries
(% of total corporate debt holdings)
Utility 42.8%
Industrial 34.9%
Financials 22.3%
Total 100%
Portfolio Credit Quality
(% of total investments)
U.S. Treasury/Agency 23.8%
AAA 31.5%
AA 5.2%
A 3.2%
BBB 33.6%
N/R(not rated) 1.0%
N/A (not applicable) 1.7%
Total 100%

Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF
(NUSA)
(continued)
Fund Performance, Expense Ratios and Holding Summaries
July 31, 2022

Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the ICE BofA Enhanced Yield 1-5 Year U.S. Broad Bond
Index.
Growth of an Assumed $10,000 Investment as of July 31, 2022
The graphs do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund Shares.
Total Returns as of
July 31, 2022
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year
Since
Inception
NUSA at NAV 3/31/17 (5.20)% 1.27% 1.40% 0.20%
NUSA at Market Price 3/31/17 (5.13)% 1.27% 1.42% —
ICE BofA 1-5 Year U.S. Broad Market Index — (4.73)% 1.12% 1.22% —
ICE BofA Enhanced Yield 1-5 Year U.S. Broad Bond Index — (5.12)% 1.49% 1.64% —

Fund Performance, Expense Ratios and Holdings Summaries
July 31, 2022
(continued)
Holdings Summaries as of July 31, 2022
22
Fund Allocation
(% of net assets)
Corporate Debt 48 .3%
U.S. Treasury 27 .4%
Securitized 23 .4%
Investments Purchased with
Collateral from Securities
Lending 2 .2%
Other Assets Less Liabilities ( 1 .3 ) %
Net Assets 100%
Corporate Debt: Industries
(% of total corporate debt holdings)
Financials 44.9%
Utility 38.1%
Industrial 17.0%
Total 100%
Portfolio Credit Quality
(% of total investments)
U.S. Treasury/Agency 9.0%
AAA 34.3%
AA 6.5%
A 18.3%
BBB 29.7%
N/A (not applicable) 2.2%
Total 100%

Nuveen ESG High Yield Corporate Bond ETF (NUHY)
(continued)
Fund Performance, Expense Ratios and Holding Summaries
July 31, 2022

Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the Bloomberg MSCI U.S. High Yield Very Liquid ESG
Select Index.
Growth of an Assumed $10,000 Investment as of July 31, 2022
The graphs do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund Shares.
Total Returns as of
July 31, 2022
Average Annual
Expense
Ratios
Inception
Date 1-Year
Since
Inception
NUHY at NAV 9/25/19 (8.44)% (0.32)% 0.30%
NUHY at Market Price 9/25/19 (8.07)% (0.11)% —
Bloomberg High Yield Very Liquid Index — (8.09)% 1.07% —
Bloomberg MSCI U.S. High Yield Very Liquid ESG Select Index — (8.13)% 0.03% —

Fund Performance, Expense Ratios and Holdings Summaries
July 31, 2022
(continued)
Holdings Summaries as of July 31, 2022
Fund Allocation
(% of net assets)
Corporate Debt 97.6%
Investments Purchased with
Collateral from Securities
Lending 8.9%
Other Assets Less Liabilities (6.5)%
Net Assets 100%
Corporate Debt: Industries
(% of total corporate debt holdings)
Industrial 86.5%
Financials 12.0%
Utility 1.5%
Total 100%
Portfolio Credit Quality
(% of total investments)
BB or Lower 91.6%
Not Rated 0.1%
N/A (not applicable) 8.3%
Total 100%

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
(continued)
Fund Performance, Expense Ratios and Holding Summaries
July 31, 2022

Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the Bloomberg MSCI U.S. Aggregate ESG Select Index.
Growth of an Assumed $10,000 Investment as of July 31, 2022
The graphs do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund Shares.
Total Returns as of
July 31, 2022
Average Annual
Expense
Ratios
Inception
Date 1-Year
Since
Inception
NUBD at NAV 9/29/17 (9.24)% 0.97% 0.15%
NUBD at Market Price 9/29/17 (9.09)% 1.00% —
Bloomberg U.S. Aggregate Bond Index — (9.12)% 1.23% —
Bloomberg MSCI U.S. Aggregate ESG Select Index — (8.93)% 1.25% —

Fund Performance, Expense Ratios and Holdings Summaries
July 31, 2022
(continued)
Holdings Summaries as of July 31, 2022
Fund Allocation
(% of net assets)
U.S. Treasury 37 .6%
Securitized 29 .8%
Corporate Debt 25 .9%
Government Related 5 .9%
Investments Purchased with
Collateral from Securities
Lending 1 .6%
Other Assets Less Liabilities ( 0 .8 ) %
Net Assets 100%
Corporate Debt: Industries
(% of total corporate debt holdings)
Industrial 58.6%
Financials 32.5%
Utility 8.9%
Total 100%
Portfolio Credit Quality
(% of total investments)
U.S. Treasury/Agency 27.2%
AAA 41.8%
AA 3.1%
A 13.2%
BBB 12.1%
N/R(not rated) 1.0%
N/A (not applicable) 1.6%
Total 100%

Yields
as of July 31, 2022

Dividend Rate is the average dividend per share for the current reporting period divided by the offering price per share at period end.
The SEC 30-Day Yield is a standardized measure of a fund’s yield that accounts for the future amortization of premiums or discounts of bonds held in the fund’s portfolio. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share. Dividend Rate may differ from the SEC 30-Day Yield because the fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.
Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
Dividend Rate 2.23%
SEC 30-Day Yield 3.03%
Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (NUSA)
Dividend Rate 1.98%
SEC 30-Day Yield 3.30%
Nuveen ESG High Yield Corporate Bond ETF (NUHY)
Dividend Rate 5.14%
SEC 30-Day Yield 7.39%
Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
Dividend Rate 2.07%
SEC 30-Day Yield 3.09%

Expense
Examples
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other applicable Fund expenses. The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The Examples below are based on an investment of $1,000 invested at the beginning of the period and held through the period ended July 31, 2022.
The beginning of the period is February 1, 2022.
The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
$1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period”
to estimate the expenses incurred on your account during this period.
The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the following tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transaction costs were included, your costs would have been higher.
Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
Actual Performance
Beginning Account Value $1,000.00
Ending Account Value $928.63
Expenses Incurred During the Period $0.96
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00
Ending Account Value $1,023.80
Expenses Incurred During the Period $1.00
Expenses are equal to the Fund’s annualized net expense ratio of 0.20% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (NUSA)
Actual Performance
Beginning Account Value $1,000.00
Ending Account Value $968.95
Expenses Incurred During the Period $1.03
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00
Ending Account Value $1,023.75
Expenses Incurred During the Period $1.05
Expenses are equal to the Fund’s annualized net expense ratio of 0.20% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Nuveen ESG High Yield Corporate Bond ETF (NUHY)
Actual Performance
Beginning Account Value $1,000.00
Ending Account Value $934.35
Expenses Incurred During the Period $1.49
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00
Ending Account Value $1,023.26
Expenses Incurred During the Period $1.56
Expenses are equal to the Fund’s annualized net expense ratio of 0.31% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
Actual Performance
Beginning Account Value $1,000.00
Ending Account Value $938.08
Expenses Incurred During the Period $0.77
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00
Ending Account Value $1,024.00
Expenses Incurred During the Period $0.80
Expenses are equal to the Fund’s annualized net expense ratio of 0.16% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Report of Independent Registered
Public Accounting Firm
To the Shareholders and Board of Trustees
Nushares ETF Trust:
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Nuveen Enhanced Yield 1-5 Year U.S.
Aggregate Bond ETF, Nuveen Enhanced Yield U.S. Aggregate Bond ETF, Nuveen ESG High Yield Corporate Bond
ETF, and Nuveen ESG U.S. Aggregate Bond ETF (four of the funds comprising Nushares ETF Trust) (the Funds), including the portfolios of investments, as of July 31, 2022, the related statements of operations and changes in net assets for the Funds and periods listed in Appendix A, and the related notes (collectively, the financial statements)
and the financial highlights for the Funds and periods listed in Appendix A. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of July 31, 2022, the results of their operations and changes in their net assets for the Funds and periods listed in Appendix A, and the financial highlights for the Funds and periods listed in Appendix A, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2022, by correspondence with custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
/s/ KPMG LLP
We have served as the auditor of one or more Nuveen investment companies since 2014.
Chicago, Illinois
September 28, 2022

Appendix A
Funds and Periods
For the year ended July 31, 2022 (statements of operations); each of the years in the two-year period ended July 31, 2022 (statements of changes in net assets); each of the years in the five-year period ended July 31, 2022 (financial highlights):
Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF
Nuveen Enhanced Yield U.S. Aggregate Bond ETF
For the year ended July 31, 2022 (statement of operations); each of the years in the two-year period ended July 31, 2022 (statement of changes in net assets); each of the years in the two-year period ended July 31, 2022 and the period September 25, 2019 (commencement of operations) through July 31, 2020 (financial highlights):
Nuveen ESG High Yield Corporate Bond ETF
For the year ended July 31, 2022 (statement of operations); each of the years in the two-year period ended July 31, 2022 (statement of changes in net assets); each of the years in the four-year period ended July 31, 2022 and the period September 29, 2017 (commencement of operations) through July 31, 2018 (financial highlights):
Nuveen ESG U.S. Aggregate Bond ETF

Nuveen Enhanced Yield U.S. Aggregate Bond
ETF (NUAG)
Portfolio of Investments July 31, 2022
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
LONG-TERM INVESTMENTS - 98.6%
CORPORATE DEBT - 30.8%
Financials - 6.8%
$ 36 Aegon NV 5.500% 4/11/48 BBB+ $ 34,747
30 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.500% 9/15/23 BBB- 29,965
10 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.875% 8/14/24 BBB- 9,592
112 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.650% 10/29/24 BBB- 104,051
118 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.750% 10/29/24 BBB- 109,383
150 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.750% 1/30/26 BBB- 133,282
150 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.450% 10/29/26 BBB- 133,440
16 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.625% 10/15/27 BBB- 15,447
22 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.875% 1/23/28 BBB- 20,303
56 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.000% 10/29/28 BBB- 49,142
118 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.300% 1/30/32 BBB- 99,103
26 Aetna Inc 4.500% 5/15/42 BBB 24,207
20 Aetna Inc 4.750% 3/15/44 BBB 19,040
23 Affiliated Managers Group Inc 3.500% 8/01/25 BBB+ 22,904
10 Affiliated Managers Group Inc 3.300% 6/15/30 BBB+ 9,180
13 Air Lease Corp 3.875% 7/03/23 BBB 12,906
62 Air Lease Corp 0.800% 8/18/24 BBB 57,390
10 Air Lease Corp 3.250% 3/01/25 BBB 9,667
100 Air Lease Corp 1.875% 8/15/26 BBB 89,106
62 Air Lease Corp 2.200% 1/15/27 BBB 55,143
30 Air Lease Corp 3.625% 4/01/27 BBB 28,251
68 Air Lease Corp 3.250% 10/01/29 BBB 59,062
10 Air Lease Corp 3.000% 2/01/30 BBB 8,425
44 Aircastle Ltd 4.125% 5/01/24 BBB- 43,069
15 Alexandria Real Estate Equities Inc 1.875% 2/01/33 BBB+ 11,750
100 Alexandria Real Estate Equities Inc 3.550% 3/15/52 BBB+ 78,695
26 Alleghany Corp 3.625% 5/15/30 BBB+ 25,090
5 Ally Financial Inc 1.450% 10/02/23 BBB- 4,859
150 Ally Financial Inc (3) 2.200% 11/02/28 BBB- 127,585
100 Ally Financial Inc 8.000% 11/01/31 BBB- 113,117
22 American Campus Communities Operating Partnership LP 2.250% 1/15/29 BBB 20,851
35 American Homes 4 Rent LP 3.625% 4/15/32 BBB- 31,734
140 American International Group Inc 2.500% 6/30/25 BBB+ 134,821
77 Aon Corp 3.750% 5/02/29 BBB+ 74,960
9 Aon Corp (3) 2.800% 5/15/30 BBB+ 8,138
100 Aon Corp / Aon Global Holdings PLC 2.600% 12/02/31 BBB+ 87,296
5 Ares Capital Corp 3.875% 1/15/26 BBB- 4,706
110 Ares Capital Corp 2.150% 7/15/26 BBB- 95,113
110 Ares Capital Corp 2.875% 6/15/28 BBB- 90,668
10 Assurant Inc 2.650% 1/15/32 BBB 8,106
67 Athene Holding Ltd 6.150% 4/03/30 BBB+ 69,454
6 AXA SA 8.600% 12/15/30 A 7,311
27 AXIS Specialty Finance PLC 4.000% 12/06/27 BBB+ 26,458
110 Banco Santander SA 2.749% 12/03/30 BBB 88,571
100 Bank of America Corp 4.948% 7/22/28 A 102,893
6 Bank of Nova Scotia/The 3.450% 4/11/25 A 5,959
200 Bank of Nova Scotia/The 3.625% 10/27/81 BBB- 153,741
11 BankUnited Inc 5.125% 6/11/30 BBB- 11,014
45 Barclays PLC 1.007% 12/10/24 BBB+ 42,837
200 Barclays PLC 2.852% 5/07/26 BBB+ 189,564
200 Barclays PLC 5.200% 5/12/26 BBB 201,424
102 Barclays PLC 5.088% 6/20/30 BBB 97,150
59 Barclays PLC 2.667% 3/10/32 BBB+ 48,374
59 Barclays PLC 2.894% 11/24/32 BBB+ 48,284

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Financials (continued)
$ 59 Barclays PLC (3) 3.811% 3/10/42 BBB $ 44,910
10 BGC Partners Inc 5.375% 7/24/23 BBB- 10,070
23 BGC Partners Inc 3.750% 10/01/24 BBB- 22,449
6 Blackstone Private Credit Fund, 144A 4.700% 3/24/25 BBB- 5,822
155 Blackstone Private Credit Fund, 144A 2.625% 12/15/26 BBB- 132,321
10 Blackstone Secured Lending Fund 2.750% 9/16/26 BBB- 8,910
82 Blackstone Secured Lending Fund 2.125% 2/15/27 BBB- 69,101
69 Boston Properties LP 3.400% 6/21/29 BBB+ 63,334
34 Brighthouse Financial Inc (3) 5.625% 5/15/30 BBB 34,223
31 Brixmor Operating Partnership LP 4.125% 5/15/29 BBB- 29,292
90 Brown & Brown Inc 2.375% 3/15/31 BBB- 74,025
59 Capital One Financial Corp 3.900% 1/29/24 BBB+ 59,035
59 Capital One Financial Corp 1.343% 12/06/24 BBB+ 56,628
59 Capital One Financial Corp 4.250% 4/30/25 BBB+ 59,408
106 Capital One Financial Corp 4.166% 5/09/25 BBB+ 105,110
6 Capital One Financial Corp 1.878% 11/02/27 BBB+ 5,354
4 Capital One Financial Corp 3.800% 1/31/28 BBB+ 3,869
100 Capital One Financial Corp 4.927% 5/10/28 BBB+ 101,005
106 Capital One Financial Corp 3.273% 3/01/30 BBB+ 96,008
6 Capital One Financial Corp 2.359% 7/29/32 BBB 4,719
100 Capital One Financial Corp 5.268% 5/10/33 BBB+ 101,727
36 CI Financial Corp 3.200% 12/17/30 BBB- 28,172
10 CI Financial Corp 4.100% 6/15/51 BBB- 6,853
53 Citigroup Inc 4.140% 5/24/25 A- 53,056
46 Citigroup Inc 3.290% 3/17/26 A- 44,939
229 Citigroup Inc 4.450% 9/29/27 BBB 229,500
100 Citigroup Inc 3.070% 2/24/28 A- 94,961
72 Citizens Financial Group Inc 2.500% 2/06/30 BBB+ 62,391
85 CNA Financial Corp 3.900% 5/01/29 BBB+ 81,774
20 Cooperatieve Rabobank UA 3.750% 7/21/26 BBB+ 19,474
145 Corebridge Financial Inc, 144A 3.850% 4/05/29 BBB+ 137,752
21 Corporate Office Properties LP 2.900% 12/01/33 BBB- 16,494
103 Credit Suisse AG/New York NY 3.700% 2/21/25 A 101,541
34 CubeSmart LP 2.250% 12/15/28 BBB 29,491
59 Deutsche Bank AG/New York NY 1.447% 4/01/25 BBB 55,353
59 Deutsche Bank AG/New York NY (3) 2.129% 11/24/26 BBB 52,869
59 Deutsche Bank AG/New York NY 2.311% 11/16/27 BBB 51,273
150 Deutsche Bank AG/New York NY 2.552% 1/07/28 BBB 131,713
56 Deutsche Bank AG/New York NY 3.547% 9/18/31 BBB 48,198
29 Digital Realty Trust LP 4.450% 7/15/28 BBB 28,804
62 Discover Financial Services 4.500% 1/30/26 BBB 61,900
161 Discover Financial Services 4.100% 2/09/27 BBB 156,531
42 Duke Realty LP 1.750% 7/01/30 BBB+ 35,261
34 Elevance Health Inc 2.875% 9/15/29 BBB+ 31,631
100 Elevance Health Inc 4.100% 5/15/32 BBB+ 100,994
63 Elevance Health Inc 3.125% 5/15/50 BBB+ 49,895
44 Enstar Group Ltd 3.100% 9/01/31 BBB- 35,506
69 Equitable Holdings Inc 4.350% 4/20/28 BBB+ 69,489
45 Essex Portfolio LP 2.550% 6/15/31 BBB+ 38,779
22 Extra Space Storage LP 2.350% 3/15/32 BBB 17,835
67 Fairfax Financial Holdings Ltd 4.625% 4/29/30 BBB- 65,352
32 Federal Realty OP LP 3.500% 6/01/30 BBB+ 29,612
63 Fidelity National Financial Inc 3.400% 6/15/30 BBB 56,594
53 Fifth Third Bancorp 2.375% 1/28/25 BBB+ 51,312
46 Fifth Third Bancorp 1.707% 11/01/27 BBB+ 41,891
91 Fifth Third Bancorp 3.950% 3/14/28 BBB+ 90,147
63 First American Financial Corp 2.400% 8/15/31 BBB 49,818
26 FS KKR Capital Corp 1.650% 10/12/24 BBB- 24,094
100 FS KKR Capital Corp 3.250% 7/15/27 BBB- 87,552
104 GATX Corp 4.550% 11/07/28 BBB 104,743

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
(continued)
Portfolio of Investments
July 31, 2022

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Financials (continued)
$ 31 Goldman Sachs BDC Inc (3) 2.875% 1/15/26 BBB- $ 28,995
6 Goldman Sachs Group Inc/The 3.000% 3/15/24 A- 5,944
6 Goldman Sachs Group Inc/The 1.948% 10/21/27 A- 5,476
15 Goldman Sachs Group Inc/The 2.615% 4/22/32 A- 12,938
6 Goldman Sachs Group Inc/The 2.383% 7/21/32 A- 5,062
34 Goldman Sachs Group Inc/The 6.450% 5/01/36 BBB 38,533
44 Golub Capital BDC Inc 2.050% 2/15/27 BBB- 36,131
33 Hartford Financial Services Group Inc/The 2.800% 8/19/29 BBB+ 30,101
20 Healthcare Realty Holdings LP 3.100% 2/15/30 BBB 17,660
43 Healthpeak Properties Inc 2.875% 1/15/31 BBB+ 38,381
5 Highwoods Realty LP 3.050% 2/15/30 BBB 4,388
31 Host Hotels & Resorts LP 3.500% 9/15/30 BBB- 26,880
196 HSBC Holdings PLC 6.800% 6/01/38 BBB+ 218,392
70 Humana Inc 2.150% 2/03/32 BBB 59,393
15 Huntington Bancshares Inc/OH 4.000% 5/15/25 BBB+ 15,090
100 Huntington Bancshares Inc/OH 2.550% 2/04/30 BBB+ 88,094
31 Invitation Homes Operating Partnership LP 2.300% 11/15/28 BBB- 26,605
12 Janus Henderson US Holdings Inc 4.875% 8/01/25 BBB+ 12,270
12 Jefferies Financial Group Inc 5.500% 10/18/23 BBB 12,108
100 Jefferies Group LLC 2.750% 10/15/32 BBB 78,976
9 Jefferies Group LLC / Jefferies Group Capital Finance Inc 4.150% 1/23/30 BBB 8,333
6 JPMorgan Chase & Co 1.470% 9/22/27 A 5,364
10 JPMorgan Chase & Co 2.069% 6/01/29 A 8,834
4 JPMorgan Chase & Co 3.702% 5/06/30 A 3,825
6 JPMorgan Chase & Co 2.545% 11/08/32 A 5,157
100 JPMorgan Chase & Co 4.912% 7/25/33 A 104,271
43 Kemper Corp 3.800% 2/23/32 BBB 39,376
177 KeyCorp (3) 2.550% 10/01/29 BBB+ 157,317
33 Kilroy Realty LP 2.650% 11/15/33 BBB 26,269
24 Kimco Realty Corp 2.250% 12/01/31 BBB+ 19,950
22 Kimco Realty Corp 4.250% 4/01/45 BBB+ 19,185
53 Lazard Group LLC 4.500% 9/19/28 BBB 52,245
31 Life Storage LP 2.400% 10/15/31 BBB 25,482
93 Lincoln National Corp 3.625% 12/12/26 BBB+ 91,823
13 LXP Industrial Trust 2.375% 10/01/31 BBB 10,327
31 Main Street Capital Corp 3.000% 7/14/26 BBB- 27,636
19 Manulife Financial Corp 4.061% 2/24/32 BBB+ 17,766
33 Markel Corp 3.350% 9/17/29 BBB 30,944
11 Mid-America Apartments LP 2.750% 3/15/30 BBB+ 9,867
20 Mitsubishi UFJ Financial Group Inc 5.017% 7/20/28 A 20,553
102 Morgan Stanley 4.350% 9/08/26 BBB+ 102,835
112 Morgan Stanley 3.950% 4/23/27 BBB+ 110,545
100 Morgan Stanley 4.889% 7/20/33 A 103,993
100 Morgan Stanley 2.484% 9/16/36 BBB+ 80,905
10 Nasdaq Inc 3.850% 6/30/26 BBB+ 10,100
44 Nasdaq Inc 2.500% 12/21/40 BBB+ 31,449
6 National Retail Properties Inc 2.500% 4/15/30 BBB+ 5,240
44 National Retail Properties Inc 3.000% 4/15/52 BBB+ 30,836
200 NatWest Group PLC 5.125% 5/28/24 BBB 200,411
50 NatWest Group PLC 4.269% 3/22/25 BBB+ 49,557
200 NatWest Group PLC 3.754% 11/01/29 BBB 192,079
4 NatWest Group PLC 5.076% 1/27/30 BBB+ 3,988
59 Nomura Holdings Inc 1.851% 7/16/25 BBB+ 54,875
80 Nomura Holdings Inc 5.386% 7/06/27 BBB+ 81,826
59 Nomura Holdings Inc 2.710% 1/22/29 BBB+ 51,712
79 Nomura Holdings Inc 3.103% 1/16/30 BBB+ 68,654
34 Nomura Holdings Inc 2.679% 7/16/30 BBB+ 28,557
35 Omega Healthcare Investors Inc (3) 3.625% 10/01/29 BBB- 30,320
10 Owl Rock Capital Corp 3.750% 7/22/25 BBB- 9,531
18 Owl Rock Capital Corp 4.250% 1/15/26 BBB- 17,034

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Financials (continued)
$ 100 Owl Rock Capital Corp 2.625% 1/15/27 BBB- $ 84,901
35 OWL Rock Core Income Corp, 144A 4.700% 2/08/27 Baa3 32,280
13 Piedmont Operating Partnership LP 2.750% 4/01/32 BBB 10,337
44 Prospect Capital Corp 3.437% 10/15/28 BBB- 34,636
30 Prudential Financial Inc 5.375% 5/15/45 BBB+ 29,321
40 Prudential Financial Inc 5.700% 9/15/48 BBB+ 40,055
100 Prudential Financial Inc 3.700% 10/01/50 BBB+ 87,473
12 Regency Centers LP 2.950% 9/15/29 BBB+ 10,768
17 Regency Centers LP 4.400% 2/01/47 BBB+ 15,301
100 Regions Financial Corp 1.800% 8/12/28 BBB+ 87,839
8 Reinsurance Group of America Inc 4.700% 9/15/23 BBB+ 8,074
63 Reinsurance Group of America Inc 3.150% 6/15/30 BBB+ 57,106
13 Rexford Industrial Realty LP 2.150% 9/01/31 BBB 10,661
6 Santander Holdings USA Inc 4.260% 6/09/25 BBB 5,927
73 Santander Holdings USA Inc 3.244% 10/05/26 BBB 69,231
100 Santander Holdings USA Inc 2.490% 1/06/28 BBB 88,947
90 Santander UK Group Holdings PLC 1.532% 8/21/26 BBB+ 81,328
110 Santander UK Group Holdings PLC 3.823% 11/03/28 BBB+ 103,611
35 Spirit Realty LP 2.100% 3/15/28 BBB 29,872
10 Stifel Financial Corp 4.250% 7/18/24 BBB 10,053
23 Stifel Financial Corp 4.000% 5/15/30 BBB 21,688
22 STORE Capital Corp 2.700% 12/01/31 BBB 18,138
22 Sun Communities Operating LP 2.300% 11/01/28 BBB- 19,218
6 Sun Communities Operating LP 4.200% 4/15/32 BBB- 5,604
6 SVB Financial Group 4.345% 4/29/28 BBB+ 5,920
100 SVB Financial Group 3.125% 6/05/30 BBB+ 88,232
20 SVB Financial Group 1.800% 2/02/31 BBB+ 15,741
6 Synchrony Financial 4.875% 6/13/25 BBB- 5,983
56 Synchrony Financial 3.700% 8/04/26 BBB- 53,013
39 Synchrony Financial 3.950% 12/01/27 BBB- 36,641
47 UDR Inc 3.000% 8/15/31 BBB+ 41,432
54 Ventas Realty LP 2.500% 9/01/31 BBB+ 45,796
53 Wells Fargo & Co 3.908% 4/25/26 A 52,664
110 Wells Fargo & Co 4.300% 7/22/27 BBB+ 111,537
100 Wells Fargo & Co 3.526% 3/24/28 A 96,650
26 Welltower Inc 2.800% 6/01/31 BBB+ 22,548
50 Welltower Inc 3.850% 6/15/32 BBB+ 47,134
260 Westpac Banking Corp 2.668% 11/15/35 BBB+ 211,997
91 Willis North America Inc 4.500% 9/15/28 BBB 90,716
21 WP Carey Inc 2.450% 2/01/32 BBB 17,447
12,334 Total Financials 11,364,400
Industrial - 10.8%
9 AbbVie Inc 3.200% 11/21/29 BBB+ 8,588
202 AbbVie Inc 4.050% 11/21/39 BBB+ 191,251
159 AbbVie Inc 4.625% 10/01/42 BBB+ 153,282
22 Advance Auto Parts Inc 3.500% 3/15/32 BBB- 19,657
29 Agilent Technologies Inc 2.750% 9/15/29 BBB+ 26,198
102 Altria Group Inc 5.800% 2/14/39 BBB+ 96,508
100 Altria Group Inc 3.875% 9/16/46 BBB+ 70,468
10 Amcor Finance USA Inc 4.500% 5/15/28 BBB 9,951
20 Amcor Flexibles North America Inc 2.690% 5/25/31 BBB 17,012
37 American Airlines 2016-2 Class AA Pass Through Trust2020
A
3.200% 6/15/28 BBB+ 33,726
29 American Tower Corp 2.100% 6/15/30 BBB 24,238
100 American Tower Corp 4.050% 3/15/32 BBB 95,719
40 AmerisourceBergen Corp 2.700% 3/15/31 BBB+ 35,469
23 Amgen Inc (3) 2.300% 2/25/31 BBB+ 20,386
96 Amgen Inc 3.150% 2/21/40 BBB+ 80,837
17 Amgen Inc 5.150% 11/15/41 BBB+ 17,592

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
(continued)
Portfolio of Investments
July 31, 2022

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Industrial (continued)
$ 100 Amgen Inc 3.000% 1/15/52 BBB+ $ 75,418
100 Amgen Inc 4.200% 2/22/52 BBB+ 93,156
31 Amphenol Corp 2.200% 9/15/31 BBB+ 26,331
423 Anheuser-Busch Cos LLC / Anheuser-Busch InBev
Worldwide Inc
4.900% 2/01/46 BBB+ 426,005
13 Anheuser-Busch InBev Worldwide Inc 4.000% 4/13/28 BBB+ 13,298
3 Anheuser-Busch InBev Worldwide Inc 4.350% 6/01/40 BBB+ 2,864
53 Aptiv PLC 3.100% 12/01/51 BBB 35,232
3 Aptiv PLC / Aptiv Corp (3) 3.250% 3/01/32 BBB 2,648
10 Aptiv PLC / Aptiv Corp 4.150% 5/01/52 BBB 7,959
89 AT&T Inc (3) 2.750% 6/01/31 BBB 79,830
551 AT&T Inc 4.850% 3/01/39 BBB 545,358
150 AT&T Inc 3.500% 6/01/41 BBB 125,787
35 Autodesk Inc 2.400% 12/15/31 BBB+ 29,947
31 AutoNation Inc 3.850% 3/01/32 BBB- 27,625
23 AutoZone Inc 4.000% 4/15/30 BBB 22,600
31 Avery Dennison Corp 2.250% 2/15/32 BBB 25,290
42 Barrick North America Finance LLC 5.700% 5/30/41 BBB+ 44,695
70 BAT Capital Corp 3.557% 8/15/27 BBB 65,489
100 BAT Capital Corp 4.742% 3/16/32 BBB+ 91,620
74 BAT Capital Corp 4.390% 8/15/37 BBB+ 61,282
34 Becton Dickinson and Co 1.957% 2/11/31 BBB 28,866
32 Becton Dickinson and Co 4.685% 12/15/44 BBB 32,060
53 Bell Telephone Co of Canada or Bell Canada/The 3.650% 8/15/52 BBB+ 43,766
45 Biogen Inc 5.200% 9/15/45 BBB+ 45,361
10 Block Financial LLC 2.500% 7/15/28 BBB- 8,867
35 Boardwalk Pipelines LP 3.600% 9/01/32 BBB 30,723
10 Boeing Co/The 6.875% 3/15/39 BBB- 10,969
304 Boeing Co/The 5.705% 5/01/40 BBB- 302,501
18 BorgWarner Inc 4.375% 3/15/45 BBB+ 14,967
49 Boston Scientific Corp 4.550% 3/01/39 BBB 47,897
32 BP Capital Markets PLC 4.875% N/A (4) BBB+ 29,092
50 British Telecommunications PLC 5.125% 12/04/28 BBB 50,529
1 Broadcom Inc, 144A 4.000% 4/15/29 BBB- 959
457 Broadcom Inc, 144A 3.187% 11/15/36 BBB- 366,055
38 Broadridge Financial Solutions Inc 2.600% 5/01/31 BBB+ 33,051
16 Brunswick Corp/DE 4.400% 9/15/32 BBB 14,300
20 Bunge Ltd Finance Corp 3.750% 9/25/27 BBB 19,668
42 Campbell Soup Co 2.375% 4/24/30 BBB 36,651
11 Canadian Natural Resources Ltd 2.950% 7/15/30 BBB 9,949
27 Canadian Natural Resources Ltd 5.850% 2/01/35 BBB 28,163
12 Canadian Natural Resources Ltd 6.750% 2/01/39 BBB 13,508
8 Canadian Pacific Railway Co 2.450% 12/02/31 BBB+ 7,189
80 Canadian Pacific Railway Co 4.800% 8/01/45 BBB+ 81,179
13 Cardinal Health Inc 3.410% 6/15/27 BBB 12,825
10 Cardinal Health Inc 4.500% 11/15/44 BBB 8,891
34 Carlisle Cos Inc 2.200% 3/01/32 BBB 27,428
15 Carrier Global Corp 2.722% 2/15/30 BBB- 13,475
64 Carrier Global Corp 3.577% 4/05/50 BBB- 50,729
10 Cenovus Energy Inc 2.650% 1/15/32 BBB- 8,599
53 Cenovus Energy Inc 5.250% 6/15/37 BBB- 53,311
30 Charter Communications Operating LLC / Charter
Communications Operating Capital
5.375% 4/01/38 BBB- 27,469
100 Charter Communications Operating LLC / Charter
Communications Operating Capital
3.500% 3/01/42 BBB- 72,892
201 Charter Communications Operating LLC / Charter
Communications Operating Capital
5.375% 5/01/47 BBB- 176,835
100 Charter Communications Operating LLC / Charter
Communications Operating Capital
5.250% 4/01/53 BBB- 87,530
45 Cheniere Corpus Christi Holdings LLC 5.125% 6/30/27 BBB- 45,765
11 Choice Hotels International Inc 3.700% 1/15/31 BBB- 9,909

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Industrial (continued)
$ 31 Church & Dwight Co Inc 2.300% 12/15/31 BBB+ $ 27,216
206 Cigna Corp 4.900% 12/15/48 BBB+ 207,682
35 Clorox Co/The (3) 4.400% 5/01/29 BBB+ 36,014
10 CNH Industrial NV 3.850% 11/15/27 BBB 9,590
44 CommonSpirit Health 2.782% 10/01/30 BBB+ 38,605
3 Conagra Brands Inc 4.850% 11/01/28 BBB- 3,061
53 Conagra Brands Inc 5.300% 11/01/38 BBB- 51,983
6 Constellation Brands Inc 4.750% 5/09/32 BBB- 6,192
63 Constellation Brands Inc 5.250% 11/15/48 BBB- 64,649
73 Corning Inc 3.900% 11/15/49 BBB+ 60,569
135 Crown Castle International Corp 2.500% 7/15/31 BBB 115,632
4 CSX Corp 2.400% 2/15/30 BBB+ 3,629
56 CSX Corp 3.800% 4/15/50 BBB+ 49,840
141 CVS Health Corp 4.875% 7/20/35 BBB 146,030
227 CVS Health Corp 4.780% 3/25/38 BBB 227,154
54 Danaher Corp 4.375% 9/15/45 BBB+ 52,337
19 Dell International LLC / EMC Corp 6.200% 7/15/30 BBB 20,274
7 Dell International LLC / EMC Corp 8.350% 7/15/46 BBB 8,963
100 Dell International LLC / EMC Corp, 144A (3) 3.450% 12/15/51 BBB 70,641
50 Deutsche Telekom International Finance BV 8.750% 6/15/30 BBB+ 64,020
63 Devon Energy Corp 5.600% 7/15/41 BBB 64,780
36 Diamondback Energy Inc 3.125% 3/24/31 BBB- 32,570
6 Diamondback Energy Inc 4.250% 3/15/52 BBB- 5,148
14 Dignity Health 5.267% 11/01/64 BBB+ 13,664
257 Discovery Communications LLC (3) 4.000% 9/15/55 BBB- 186,627
5 Dollar General Corp 3.875% 4/15/27 BBB 5,032
27 Dollar General Corp 4.125% 4/03/50 BBB 23,811
42 Dollar Tree Inc 3.375% 12/01/51 BBB 31,240
2 Dow Chemical Co/The 4.250% 10/01/34 BBB+ 1,957
107 Dow Chemical Co/The 5.250% 11/15/41 BBB+ 108,173
71 DuPont de Nemours Inc 5.319% 11/15/38 BBB+ 72,604
26 Eastman Chemical Co 4.800% 9/01/42 BBB 23,857
38 Eaton Corp 4.150% 11/02/42 BBB+ 35,979
45 eBay Inc (3) 2.600% 5/10/31 BBB+ 38,725
10 Energy Transfer LP 4.150% 9/15/29 BBB- 9,466
229 Energy Transfer LP 5.800% 6/15/38 BBB- 222,376
22 Energy Transfer LP 5.000% 5/15/44 BBB- 19,187
3 Enterprise Products Operating LLC 5.750% 3/01/35 BBB+ 3,109
46 Enterprise Products Operating LLC 4.250% 2/15/48 BBB+ 41,451
100 Enterprise Products Operating LLC 3.300% 2/15/53 BBB+ 77,942
142 Enterprise Products Operating LLC 3.950% 1/31/60 BBB+ 116,613
17 Equifax Inc 2.600% 12/15/25 BBB 16,144
100 Equifax Inc 2.350% 9/15/31 BBB 83,522
3 Equinix Inc 2.500% 5/15/31 BBB 2,572
82 Equinix Inc 3.900% 4/15/32 BBB 77,692
22 Expedia Group Inc 3.800% 2/15/28 BBB- 20,520
24 Expedia Group Inc 3.250% 2/15/30 BBB- 20,727
10 Expedia Group Inc 2.950% 3/15/31 BBB- 8,252
7 FedEx Corp 3.100% 8/05/29 BBB 6,610
27 FedEx Corp 3.900% 2/01/35 BBB 25,488
37 FedEx Corp 4.050% 2/15/48 BBB 32,460
20 Fidelity National Information Services Inc 1.150% 3/01/26 BBB 18,154
133 Fidelity National Information Services Inc 1.650% 3/01/28 BBB 116,863
114 Fiserv Inc (3) 2.750% 7/01/24 BBB 112,313
260 Fiserv Inc 2.250% 6/01/27 BBB 238,536
10 Flowserve Corp 3.500% 10/01/30 BBB- 8,634
13 Flowserve Corp 2.800% 1/15/32 BBB- 10,387
21 Fortune Brands Home & Security Inc 3.250% 9/15/29 BBB 18,861
72 Fox Corp 3.500% 4/08/30 BBB 67,901
75 Freeport-McMoRan Inc 4.250% 3/01/30 BBB- 70,287

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
(continued)
Portfolio of Investments
July 31, 2022

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Industrial (continued)
$ 62 GE Capital Funding LLC 4.550% 5/15/32 BBB+ $ 62,398
100 General Electric Co (3) 4.350% 5/01/50 BBB+ 89,886
54 General Mills Inc 4.550% 4/17/38 BBB 52,672
134 General Motors Co 6.600% 4/01/36 BBB- 140,930
63 General Motors Financial Co Inc 4.300% 4/06/29 BBB- 59,712
10 General Motors Financial Co Inc 3.100% 1/12/32 BBB- 8,372
22 Genuine Parts Co 2.750% 2/01/32 BBB+ 18,875
17 Gilead Sciences Inc 4.000% 9/01/36 BBB+ 16,558
130 Gilead Sciences Inc 4.750% 3/01/46 BBB+ 130,157
23 Global Payments Inc 1.500% 11/15/24 BBB- 21,625
28 Global Payments Inc 4.450% 6/01/28 BBB- 27,388
82 Global Payments Inc 2.900% 5/15/30 BBB- 70,605
100 Global Payments Inc 2.900% 11/15/31 BBB- 84,092
38 GLP Capital LP / GLP Financing II Inc 5.300% 1/15/29 BBB- 37,521
41 Grupo Televisa SAB 6.125% 1/31/46 BBB+ 44,996
11 Halliburton Co 4.850% 11/15/35 BBB+ 11,050
53 Halliburton Co 4.500% 11/15/41 BBB+ 48,166
30 Halliburton Co 4.750% 8/01/43 BBB+ 28,098
31 Hasbro Inc 3.900% 11/19/29 BBB 29,386
18 HCA Inc 4.125% 6/15/29 BBB- 17,323
80 HCA Inc, 144A 4.375% 3/15/42 BBB- 68,558
153 HCA Inc 3.500% 7/15/51 BBB- 112,985
51 Hess Corp 4.300% 4/01/27 BBB- 50,634
36 Hewlett Packard Enterprise Co 6.200% 10/15/35 BBB 39,484
6 HP Inc 4.750% 1/15/28 BBB 6,085
6 HP Inc 3.400% 6/17/30 BBB 5,395
10 HP Inc 2.650% 6/17/31 BBB 8,257
6 HP Inc 4.200% 4/15/32 BBB 5,528
28 HP Inc 6.000% 9/15/41 BBB 28,568
30 Huntington Ingalls Industries Inc 2.043% 8/16/28 BBB- 26,266
10 Huntsman International LLC 2.950% 6/15/31 BBB- 8,478
10 IDEX Corp (3) 2.625% 6/15/31 BBB 8,602
22 Ingredion Inc 2.900% 6/01/30 BBB 19,816
30 International Paper Co 4.800% 6/15/44 BBB 28,723
27 International Paper Co 4.400% 8/15/47 BBB 24,857
6 J M Smucker Co/The (3) 2.125% 3/15/32 BBB 5,034
37 J M Smucker Co/The 4.250% 3/15/35 BBB 35,794
6 Jabil Inc 4.250% 5/15/27 BBB- 5,940
16 Jabil Inc 3.600% 1/15/30 BBB- 14,526
44 Johnson Controls International plc 4.950% 7/02/64 BBB+ 40,060
35 Kansas City Southern/Old 4.700% 5/01/48 BBB 34,519
45 Kellogg Co 2.100% 6/01/30 BBB 38,589
15 Keurig Dr Pepper Inc 3.200% 5/01/30 BBB 14,030
80 Keurig Dr Pepper Inc 4.500% 4/15/52 BBB 74,908
122 Kinder Morgan Energy Partners LP 6.375% 3/01/41 BBB 126,711
10 Kinder Morgan Inc 2.000% 2/15/31 BBB 8,254
100 Kinder Morgan Inc 3.600% 2/15/51 BBB 77,933
20 Kohl's Corp (3) 3.375% 5/01/31 BBB- 15,069
6 Kraft Heinz Foods Co 4.250% 3/01/31 BBB- 5,917
135 Kraft Heinz Foods Co 5.500% 6/01/50 BBB- 137,541
14 Kroger Co/The 2.200% 5/01/30 BBB+ 12,280
67 Kroger Co/The 1.700% 1/15/31 BBB+ 55,616
26 Kroger Co/The 5.400% 1/15/49 BBB+ 28,247
15 L3Harris Technologies Inc 2.900% 12/15/29 BBB 13,755
40 L3Harris Technologies Inc 1.800% 1/15/31 BBB 32,986
41 Laboratory Corp of America Holdings 2.700% 6/01/31 BBB 36,381
22 Lear Corp 3.500% 5/30/30 BBB 19,387
10 Lear Corp (3) 2.600% 1/15/32 BBB 8,074
31 Leggett & Platt Inc (3) 3.500% 11/15/51 BBB 24,472
36 Leidos Inc 2.300% 2/15/31 BBB- 29,748

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Industrial (continued)
$ 20 Lennar Corp 4.750% 11/29/27 BBB- $ 20,182
32 Lowe's Cos Inc 4.500% 4/15/30 BBB+ 32,722
88 Lowe's Cos Inc 2.625% 4/01/31 BBB+ 78,598
20 Lowe's Cos Inc 4.050% 5/03/47 BBB+ 17,759
100 Lowe's Cos Inc (3) 4.250% 4/01/52 BBB+ 90,515
73 LYB International Finance BV 5.250% 7/15/43 BBB 70,997
15 Magallanes Inc, 144A 3.755% 3/15/27 BBB- 14,420
100 Magallanes Inc, 144A 4.279% 3/15/32 BBB- 93,327
12 Magallanes Inc, 144A 5.050% 3/15/42 BBB- 10,656
44 Magellan Midstream Partners LP 5.150% 10/15/43 BBB+ 42,202
36 Marathon Oil Corp 4.400% 7/15/27 BBB- 35,871
43 Marathon Petroleum Corp 6.500% 3/01/41 BBB 47,820
14 Marriott International Inc/MD 4.650% 12/01/28 BBB- 14,050
22 Marriott International Inc/MD 2.750% 10/15/33 BBB- 18,002
27 Marriott International Inc/MD 4.500% 10/01/34 BBB- 25,332
6 Martin Marietta Materials Inc 2.500% 3/15/30 BBB 5,207
35 Martin Marietta Materials Inc 2.400% 7/15/31 BBB 29,625
10 Martin Marietta Materials Inc 3.200% 7/15/51 BBB 7,317
34 Masco Corp 2.000% 2/15/31 BBB 27,652
34 McCormick & Co Inc/MD (3) 1.850% 2/15/31 BBB 28,277
168 McDonald's Corp 4.700% 12/09/35 BBB+ 176,620
33 MDC Holdings Inc 3.966% 8/06/61 BBB- 19,719
44 Micron Technology Inc 5.327% 2/06/29 BBB- 45,095
39 Molson Coors Beverage Co 4.200% 7/15/46 BBB- 34,233
6 Mondelez International Inc (3) 3.000% 3/17/32 BBB+ 5,496
46 Mondelez International Inc (3) 1.875% 10/15/32 BBB+ 37,579
7 Moody's Corp 3.250% 1/15/28 BBB+ 6,774
100 Moody's Corp (3) 2.000% 8/19/31 BBB+ 84,923
27 Mosaic Co/The 5.450% 11/15/33 BBB 28,548
26 Motorola Solutions Inc 2.300% 11/15/30 BBB- 21,242
41 Motorola Solutions Inc 2.750% 5/24/31 BBB- 34,376
141 MPLX LP 4.500% 4/15/38 BBB 128,178
15 Mylan Inc 4.550% 4/15/28 BBB- 14,441
81 National Fuel Gas Co 5.500% 1/15/26 BBB- 82,819
150 National Fuel Gas Co 2.950% 3/01/31 BBB- 125,857
23 NetApp Inc 2.700% 6/22/30 BBB+ 20,036
50 Netflix Inc 5.875% 11/15/28 BBB- 51,870
6 Newmont Corp 2.600% 7/15/32 BBB+ 5,122
54 Newmont Corp 5.875% 4/01/35 BBB+ 58,535
1 Norfolk Southern Corp 4.800% 8/15/43 BBB+ 983
63 Norfolk Southern Corp 3.700% 3/15/53 BBB+ 54,700
97 Northrop Grumman Corp 4.400% 5/01/30 BBB+ 100,092
6 Nucor Corp 2.700% 6/01/30 BBB+ 5,359
26 Nucor Corp 3.125% 4/01/32 BBB+ 23,507
18 Nucor Corp 2.979% 12/15/55 BBB+ 12,491
54 Nutrien Ltd 5.625% 12/01/40 BBB 57,948
3 NXP BV / NXP Funding LLC 5.550% 12/01/28 BBB- 3,116
6 NXP BV / NXP Funding LLC / NXP USA Inc 4.400% 6/01/27 BBB 6,017
6 NXP BV / NXP Funding LLC / NXP USA Inc 2.500% 5/11/31 BBB 5,060
6 NXP BV / NXP Funding LLC / NXP USA Inc 3.250% 11/30/51 BBB 4,295
27 Omnicom Group Inc 4.200% 6/01/30 BBB+ 26,559
107 ONEOK Partners LP 6.125% 2/01/41 BBB 105,666
20 Oracle Corp 2.875% 3/25/31 BBB 17,237
77 Oracle Corp (3) 3.800% 11/15/37 BBB 63,330
495 Oracle Corp 3.650% 3/25/41 BBB 384,317
56 Orange SA 5.375% 1/13/42 BBB+ 59,967
32 O'Reilly Automotive Inc 4.350% 6/01/28 BBB+ 32,496
33 Otis Worldwide Corp 2.293% 4/05/27 BBB 30,532
32 Owens Corning 4.300% 7/15/47 BBB 26,887
34 Packaging Corp of America 3.050% 10/01/51 BBB 25,437

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
(continued)
Portfolio of Investments
July 31, 2022

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Industrial (continued)
$ 18 Paramount Global 4.950% 1/15/31 BBB $ 17,611
134 Paramount Global 4.900% 8/15/44 BBB 111,904
16 Parker-Hannifin Corp 3.250% 3/01/27 BBB+ 15,644
44 Parker-Hannifin Corp 4.450% 11/21/44 BBB+ 40,928
33 PerkinElmer Inc 2.550% 3/15/31 BBB 28,088
6 Phillips 66 4.650% 11/15/34 BBB+ 6,127
27 Phillips 66 5.875% 5/01/42 BBB+ 30,058
6 Phillips 66 3.300% 3/15/52 BBB+ 4,745
16 Phillips 66 Co, 144A 3.150% 12/15/29 BBB+ 14,756
55 Plains All American Pipeline LP / PAA Finance Corp 3.800% 9/15/30 BBB- 49,903
13 PulteGroup Inc 5.000% 1/15/27 BBB 13,237
17 Qorvo Inc, 144A 1.750% 12/15/24 BBB- 15,940
53 Quanta Services Inc 2.350% 1/15/32 BBB- 42,790
31 Quest Diagnostics Inc 2.800% 6/30/31 BBB 27,650
25 Raytheon Technologies Corp 1.900% 9/01/31 BBB+ 21,368
152 Raytheon Technologies Corp 4.625% 11/16/48 BBB+ 153,611
100 Raytheon Technologies Corp 3.030% 3/15/52 BBB+ 78,646
24 Regeneron Pharmaceuticals Inc 1.750% 9/15/30 BBB 20,073
40 RELX Capital Inc 3.000% 5/22/30 BBB+ 37,025
9 Republic Services Inc 3.950% 5/15/28 BBB 9,043
64 Republic Services Inc (3) 1.750% 2/15/32 BBB 52,520
23 Rogers Communications Inc 5.000% 3/15/44 BBB+ 22,287
100 Rogers Communications Inc, 144A 4.550% 3/15/52 BBB+ 93,681
43 Roper Technologies Inc 2.950% 9/15/29 BBB+ 39,241
10 Roper Technologies Inc 2.000% 6/30/30 BBB+ 8,371
60 Royalty Pharma PLC 2.150% 9/02/31 BBB- 49,593
14 RPM International Inc 4.250% 1/15/48 BBB- 11,773
41 Sabine Pass Liquefaction LLC 4.200% 3/15/28 BBB- 40,055
44 Sands China Ltd 5.400% 8/08/28 BBB- 39,655
6 Sherwin-Williams Co/The 2.200% 3/15/32 BBB 5,049
62 Sherwin-Williams Co/The 4.000% 12/15/42 BBB 52,832
31 Sonoco Products Co 2.850% 2/01/32 BBB 26,850
61 Southern Copper Corp 5.250% 11/08/42 BBB+ 59,755
18 Southwest Airlines Co 3.450% 11/16/27 BBB+ 17,318
128 Spectra Energy Partners LP 4.500% 3/15/45 BBB+ 117,218
9 Starbucks Corp 3.550% 8/15/29 BBB+ 8,741
90 Starbucks Corp (3) 3.000% 2/14/32 BBB+ 82,327
10 Starbucks Corp 4.450% 8/15/49 BBB+ 9,462
11 Starbucks Corp 3.350% 3/12/50 BBB+ 8,751
26 Steel Dynamics Inc 3.450% 4/15/30 BBB- 23,838
47 Stryker Corp 4.100% 4/01/43 BBB+ 42,360
89 Suncor Energy Inc 4.000% 11/15/47 BBB+ 77,802
54 Suzano Austria GmbH 2.500% 9/15/28 BBB- 45,709
20 Suzano Austria GmbH (3) 3.125% 1/15/32 BBB- 16,255
13 Sysco Corp 5.950% 4/01/30 BBB 14,311
100 Sysco Corp 3.150% 12/14/51 BBB 75,910
116 Takeda Pharmaceutical Co Ltd 3.025% 7/09/40 BBB+ 94,127
22 Tapestry Inc 3.050% 3/15/32 BBB- 18,415
90 Targa Resources Corp 5.200% 7/01/27 BBB- 91,635
31 Teck Resources Ltd 6.000% 8/15/40 BBB- 30,759
27 Teledyne FLIR LLC 2.500% 8/01/30 BBB- 22,921
99 Telefonica Emisiones SA 4.103% 3/08/27 BBB- 98,439
40 TELUS Corp 4.300% 6/15/49 BBB+ 36,647
22 Textron Inc 3.000% 6/01/30 BBB 19,798
116 Time Warner Cable LLC 5.500% 9/01/41 BBB- 105,087
245 T-Mobile USA Inc (3) 2.250% 11/15/31 BBB- 206,907
100 T-Mobile USA Inc (3) 3.400% 10/15/52 BBB- 76,966
13 Toledo Hospital/The 6.015% 11/15/48 BBB- 12,364
31 Trane Technologies Global Holding Co Ltd 5.750% 6/15/43 BBB 32,691
94 TransCanada PipeLines Ltd 4.100% 4/15/30 BBB+ 92,407

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Industrial (continued)
$ 75 TransCanada PipeLines Ltd 5.100% 3/15/49 BBB+ $ 78,020
5 Transcontinental Gas Pipe Line Co LLC 3.250% 5/15/30 BBB+ 4,616
110 Transcontinental Gas Pipe Line Co LLC 3.950% 5/15/50 BBB+ 94,576
53 Tyson Foods Inc (3) 5.100% 9/28/48 BBB 55,883
37 United Airlines 2014-1 Class A Pass Through Trust2020 A 4.000% 4/11/26 BBB+ 34,793
22 Universal Health Services Inc, 144A 1.650% 9/01/26 BBB- 19,227
80 Vale Overseas Ltd (3) 3.750% 7/08/30 BBB- 73,155
12 Valero Energy Corp 4.000% 4/01/29 BBB 11,690
100 Valero Energy Corp 3.650% 12/01/51 BBB 79,382
192 Verizon Communications Inc 2.550% 3/21/31 BBB+ 170,606
381 Verizon Communications Inc 2.355% 3/15/32 BBB+ 329,063
112 Verizon Communications Inc 3.400% 3/22/41 BBB+ 95,351
62 Verizon Communications Inc 2.850% 9/03/41 BBB+ 48,667
72 Verizon Communications Inc 4.000% 3/22/50 BBB+ 64,626
6 Verizon Communications Inc 3.875% 3/01/52 BBB+ 5,291
22 VF Corp 2.950% 4/23/30 BBB+ 20,015
90 Viatris Inc 3.850% 6/22/40 BBB- 65,668
54 VICI Properties LP 5.125% 5/15/32 BBB- 53,666
30 VMware Inc 1.400% 8/15/26 BBB- 27,017
18 VMware Inc 4.700% 5/15/30 BBB- 17,663
26 Vodafone Group PLC 4.375% 2/19/43 BBB 23,589
160 Vodafone Group PLC 4.875% 6/19/49 BBB 152,250
22 Vontier Corp 2.950% 4/01/31 BBB- 17,439
23 Vulcan Materials Co (3) 3.500% 6/01/30 BBB 21,317
34 Walgreens Boots Alliance Inc 4.650% 6/01/46 BBB 30,545
54 Waste Connections Inc 2.200% 1/15/32 BBB+ 46,254
6 Waste Management Inc 4.150% 4/15/32 BBB+ 6,136
64 Waste Management Inc 3.900% 3/01/35 BBB+ 60,955
64 Western Union Co/The 1.350% 3/15/26 BBB 57,928
20 Westinghouse Air Brake Technologies Corp 4.950% 9/15/28 BBB- 19,860
44 Westlake Corp 3.125% 8/15/51 BBB 31,559
6 Weyerhaeuser Co 4.000% 4/15/30 BBB 5,832
45 Weyerhaeuser Co 3.375% 3/09/33 BBB 40,959
6 Whirlpool Corp (3) 4.700% 5/14/32 BBB 6,107
31 Whirlpool Corp 5.150% 3/01/43 BBB 29,169
43 Williams Cos Inc/The 2.600% 3/15/31 BBB 37,347
53 WRKCo Inc 4.900% 3/15/29 BBB 54,716
23 Xylem Inc/NY 2.250% 1/30/31 BBB 19,765
16 Yamana Gold Inc 2.630% 8/15/31 BBB- 13,121
22 Zimmer Biomet Holdings Inc 4.250% 8/15/35 BBB 20,735
6 Zimmer Biomet Holdings Inc 5.750% 11/30/39 BBB 6,202
53 Zoetis Inc 4.700% 2/01/43 BBB+ 52,979
19,597 Total Industrial 17,809,079
Utility - 13.2%
82 AEP Texas Inc 3.800% 10/01/47 BBB+ 69,355
40 Ameren Corp 2.500% 9/15/24 BBB+ 38,891
20 Ameren Corp 1.950% 3/15/27 BBB+ 18,296
140 Ameren Corp 1.750% 3/15/28 BBB+ 123,909
59 Ameren Corp 3.500% 1/15/31 BBB+ 55,977
56 American Electric Power Co Inc 2.031% 3/15/24 BBB 54,481
59 American Electric Power Co Inc 4.300% 12/01/28 BBB 59,011
440 American Electric Power Co Inc 2.300% 3/01/30 BBB 382,121
59 American Electric Power Co Inc 3.875% 2/15/62 BBB- 49,900
30 Avangrid Inc 3.200% 4/15/25 BBB 29,405
166 Avangrid Inc 3.800% 6/01/29 BBB 158,697
10 Black Hills Corp 1.037% 8/23/24 BBB+ 9,395
136 Black Hills Corp (3) 3.150% 1/15/27 BBB+ 131,051
12 Black Hills Corp 3.050% 10/15/29 BBB+ 10,709
62 Black Hills Corp 2.500% 6/15/30 BBB+ 53,153

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
(continued)
Portfolio of Investments
July 31, 2022

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Utility (continued)
$ 10 Black Hills Corp 4.200% 9/15/46 BBB+ $ 8,623
165 Black Hills Corp 3.875% 10/15/49 BBB+ 134,768
100 CenterPoint Energy Houston Electric LLC (3) 3.000% 3/01/32 A 94,440
30 CenterPoint Energy Inc 4.250% 11/01/28 BBB 29,610
83 Cleco Corporate Holdings LLC 3.375% 9/15/29 BBB- 75,363
150 Cleco Corporate Holdings LLC 4.973% 5/01/46 BBB- 141,951
100 CMS Energy Corp 4.875% 3/01/44 BBB 97,780
55 CMS Energy Corp 4.750% 6/01/50 BBB- 51,500
209 CMS Energy Corp 3.750% 12/01/50 BBB- 166,951
80 Consolidated Edison Inc (3) 0.650% 12/01/23 BBB+ 77,200
361 Constellation Energy Generation LLC 5.600% 6/15/42 BBB- 355,392
185 Dayton Power & Light Co/The 3.950% 6/15/49 BBB+ 161,458
211 Delmarva Power & Light Co 4.000% 6/01/42 A 190,792
51 Dominion Energy Inc 3.071% 8/15/24 BBB 50,077
17 Dominion Energy Inc 3.600% 3/15/27 BBB 16,792
410 Dominion Energy Inc 4.250% 6/01/28 BBB 413,960
100 Dominion Energy Inc 2.250% 8/15/31 BBB 86,070
74 Dominion Energy Inc 5.250% 8/01/33 BBB 78,238
29 Dominion Energy Inc 4.900% 8/01/41 BBB 28,904
100 Dominion Energy South Carolina Inc 2.300% 12/01/31 A 88,640
200 DTE Electric Co 3.000% 3/01/32 A+ 187,954
58 DTE Energy Co 2.529% 10/01/24 BBB 56,404
100 Duke Energy Carolinas LLC 2.850% 3/15/32 A+ 92,336
200 Duke Energy Corp 0.900% 9/15/25 BBB 183,990
200 Duke Energy Corp 3.150% 8/15/27 BBB 193,230
200 Duke Energy Corp 3.400% 6/15/29 BBB 189,673
14 Duke Energy Corp 2.450% 6/01/30 BBB 12,323
17 Duke Energy Corp 2.550% 6/15/31 BBB 14,862
700 Duke Energy Corp 3.950% 8/15/47 BBB 598,747
121 Duke Energy Corp 3.250% 1/15/82 BBB- 96,020
110 Edison International 3.550% 11/15/24 BBB- 108,290
92 Edison International 4.950% 4/15/25 BBB- 93,273
127 El Paso Electric Co 5.000% 12/01/44 BBB+ 121,829
30 Emera US Finance LP 3.550% 6/15/26 BBB- 29,120
111 Emera US Finance LP 2.639% 6/15/31 BBB- 95,266
177 Emera US Finance LP 4.750% 6/15/46 BBB- 162,802
80 Enel Americas SA (3) 4.000% 10/25/26 BBB 78,521
133 Enel Chile SA 4.875% 6/12/28 BBB+ 126,456
50 Enel Generacion Chile SA 4.250% 4/15/24 BBB+ 49,656
12 Entergy Corp 0.900% 9/15/25 BBB 10,928
100 Entergy Corp 1.900% 6/15/28 BBB 88,553
180 Entergy Corp 2.800% 6/15/30 BBB 159,050
54 Entergy Corp 2.400% 6/15/31 BBB 45,487
100 Entergy Corp 3.750% 6/15/50 BBB 81,567
17 Essential Utilities Inc 2.704% 4/15/30 BBB+ 15,196
250 Essential Utilities Inc 2.400% 5/01/31 BBB+ 214,578
230 Essential Utilities Inc 3.351% 4/15/50 BBB+ 179,098
180 Evergy Inc 2.900% 9/15/29 BBB+ 162,883
4 Eversource Energy 0.800% 8/15/25 BBB+ 3,651
100 Eversource Energy 3.300% 1/15/28 BBB+ 96,244
100 Eversource Energy 4.250% 4/01/29 BBB+ 100,599
100 Eversource Energy 1.650% 8/15/30 BBB+ 82,774
110 Eversource Energy 2.550% 3/15/31 BBB+ 96,949
100 Eversource Energy 3.375% 3/01/32 BBB+ 93,614
50 Eversource Energy 3.450% 1/15/50 BBB+ 40,678
83 Exelon Corp, 144A 2.750% 3/15/27 BBB 79,369
70 Exelon Corp 4.050% 4/15/30 BBB 69,409
90 Exelon Corp, 144A 3.350% 3/15/32 BBB 84,381
80 Exelon Corp 4.950% 6/15/35 BBB 81,810
296 Exelon Corp 5.100% 6/15/45 BBB 307,198

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Utility (continued)
$ 18 Exelon Corp 4.450% 4/15/46 BBB $ 16,885
100 Exelon Corp 4.700% 4/15/50 BBB 98,041
6 Florida Power & Light Co 2.450% 2/03/32 AA- 5,476
6 Florida Power & Light Co 2.875% 12/04/51 AA- 4,742
130 Fortis Inc/Canada 3.055% 10/04/26 BBB 124,090
200 Georgia Power Co 2.650% 9/15/29 BBB+ 181,167
200 Georgia Power Co 4.700% 5/15/32 BBB+ 207,858
100 Georgia Power Co 3.700% 1/30/50 BBB+ 82,083
68 Iberdrola International BV 6.750% 7/15/36 BBB+ 79,113
10 Interstate Power and Light Co 4.100% 9/26/28 BBB+ 10,097
100 Interstate Power and Light Co 3.600% 4/01/29 BBB+ 97,796
200 Interstate Power and Light Co 2.300% 6/01/30 BBB+ 175,937
54 Interstate Power and Light Co 4.700% 10/15/43 BBB+ 50,819
71 IPALCO Enterprises Inc 3.700% 9/01/24 BBB- 70,378
62 IPALCO Enterprises Inc 4.250% 5/01/30 BBB- 59,044
26 ITC Holdings Corp 4.050% 7/01/23 BBB+ 26,103
22 ITC Holdings Corp 3.650% 6/15/24 BBB+ 21,887
100 ITC Holdings Corp 5.300% 7/01/43 BBB+ 103,527
78 National Grid USA 5.803% 4/01/35 BBB 84,570
120 NextEra Energy Capital Holdings Inc 4.200% 6/20/24 BBB+ 121,794
150 NextEra Energy Capital Holdings Inc 4.450% 6/20/25 BBB+ 154,660
118 NextEra Energy Capital Holdings Inc 1.875% 1/15/27 BBB+ 109,131
350 NextEra Energy Capital Holdings Inc 4.625% 7/15/27 BBB+ 363,151
117 NextEra Energy Capital Holdings Inc 1.900% 6/15/28 BBB+ 104,859
59 NextEra Energy Capital Holdings Inc 3.500% 4/01/29 BBB+ 56,764
118 NextEra Energy Capital Holdings Inc 2.750% 11/01/29 BBB+ 108,090
115 NextEra Energy Capital Holdings Inc 2.250% 6/01/30 BBB+ 101,168
59 NextEra Energy Capital Holdings Inc 2.440% 1/15/32 BBB+ 51,594
250 NextEra Energy Capital Holdings Inc 5.000% 7/15/32 BBB+ 267,158
59 NextEra Energy Capital Holdings Inc 5.650% 5/01/79 BBB 54,360
47 NextEra Energy Capital Holdings Inc 3.800% 3/15/82 BBB 38,993
42 NiSource Inc 3.490% 5/15/27 BBB 41,269
66 NiSource Inc 2.950% 9/01/29 BBB 60,545
268 NiSource Inc 3.600% 5/01/30 BBB 255,002
150 NiSource Inc 1.700% 2/15/31 BBB 122,026
129 NiSource Inc 5.950% 6/15/41 BBB 137,946
61 NiSource Inc 5.650% 2/01/45 BBB 63,900
84 NiSource Inc 3.950% 3/30/48 BBB 72,484
250 NiSource Inc 5.000% 6/15/52 BBB 252,756
4 Oglethorpe Power Corp 5.950% 11/01/39 BBB+ 4,306
130 Oglethorpe Power Corp 4.200% 12/01/42 BBB+ 108,173
157 Oglethorpe Power Corp 4.250% 4/01/46 BBB+ 128,529
100 Oglethorpe Power Corp, 144A 4.500% 4/01/47 BBB+ 89,396
25 Oglethorpe Power Corp 5.050% 10/01/48 BBB+ 23,672
18 Oglethorpe Power Corp 5.250% 9/01/50 BBB+ 17,496
39 ONE Gas Inc 1.100% 3/11/24 BBB+ 37,265
50 ONE Gas Inc 4.658% 2/01/44 BBB+ 46,567
150 ONE Gas Inc 4.500% 11/01/48 BBB+ 135,471
124 Pacific Gas and Electric Co 3.250% 2/16/24 BBB- 121,062
118 Pacific Gas and Electric Co 3.300% 12/01/27 BBB- 105,049
119 Pacific Gas and Electric Co 3.000% 6/15/28 BBB- 104,796
318 Pacific Gas and Electric Co 3.750% 7/01/28 BBB- 286,868
130 Pacific Gas and Electric Co 4.200% 3/01/29 BBB- 118,498
318 Pacific Gas and Electric Co 4.550% 7/01/30 BBB- 293,177
62 Pacific Gas and Electric Co 2.500% 2/01/31 BBB- 49,519
259 Pacific Gas and Electric Co 3.250% 6/01/31 BBB- 216,774
530 Pacific Gas and Electric Co 4.400% 3/01/32 BBB- 473,550
400 Pacific Gas and Electric Co 5.900% 6/15/32 BBB- 399,175
340 Pacific Gas and Electric Co 4.200% 6/01/41 BBB- 260,996
63 Pacific Gas and Electric Co 3.750% 8/15/42 BBB- 44,409

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
(continued)
Portfolio of Investments
July 31, 2022

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Utility (continued)
$ 95 Pacific Gas and Electric Co 4.300% 3/15/45 BBB- $ 71,027
73 Pacific Gas and Electric Co 4.000% 12/01/46 BBB- 52,246
62 Pacific Gas and Electric Co 3.950% 12/01/47 BBB- 44,602
315 Pacific Gas and Electric Co 4.950% 7/01/50 BBB- 260,859
324 Pacific Gas and Electric Co 5.250% 3/01/52 BBB- 276,691
158 Pennsylvania Electric Co 6.150% 10/01/38 BBB+ 174,417
110 Piedmont Natural Gas Co Inc 3.500% 6/01/29 BBB+ 105,789
30 Piedmont Natural Gas Co Inc 2.500% 3/15/31 BBB+ 26,339
100 Piedmont Natural Gas Co Inc 3.640% 11/01/46 BBB+ 81,649
200 Piedmont Natural Gas Co Inc 3.350% 6/01/50 BBB+ 155,079
60 Pinnacle West Capital Corp 1.300% 6/15/25 BBB+ 55,429
43 PPL Capital Funding Inc (3) 3.100% 5/15/26 BBB+ 41,623
100 PPL Capital Funding Inc 4.125% 4/15/30 BBB+ 98,588
130 Public Service Co of New Hampshire 2.200% 6/15/31 A+ 114,790
100 Public Service Electric and Gas Co 1.900% 8/15/31 A 86,812
79 Public Service Enterprise Group Inc 2.875% 6/15/24 BBB 77,893
170 Public Service Enterprise Group Inc 1.600% 8/15/30 BBB 140,345
66 Puget Energy Inc 2.379% 6/15/28 BBB- 59,255
180 Puget Energy Inc 4.100% 6/15/30 BBB- 170,966
100 Sempra Energy 3.300% 4/01/25 BBB 98,883
59 Sempra Energy 3.250% 6/15/27 BBB 57,104
112 Sempra Energy 3.400% 2/01/28 BBB 109,188
59 Sempra Energy 3.700% 4/01/29 BBB 57,301
111 Sempra Energy 3.800% 2/01/38 BBB 98,422
184 Sempra Energy 4.000% 2/01/48 BBB 161,693
59 Sempra Energy 4.125% 4/01/52 BBB- 49,806
1 Southern California Edison Co 2.750% 2/01/32 A- 878
10 Southern California Edison Co 3.650% 6/01/51 A- 8,119
8 Southern Co Gas Capital Corp 4.400% 6/01/43 BBB+ 7,145
182 Southern Co Gas Capital Corp 4.400% 5/30/47 BBB+ 162,831
152 Southern Co/The 2.950% 7/01/23 BBB 151,454
100 Southern Co/The 4.475% 8/01/24 BBB- 100,875
200 Southern Co/The 5.113% 8/01/27 BBB- 204,883
60 Southern Co/The 1.750% 3/15/28 BBB 52,700
104 Southern Co/The 3.700% 4/30/30 BBB 101,062
250 Southern Co/The 4.250% 7/01/36 BBB 240,274
102 Southern Co/The 4.400% 7/01/46 BBB 94,864
110 Southern Co/The 4.000% 1/15/51 BBB- 102,448
132 Southern Co/The 3.750% 9/15/51 BBB- 116,343
104 Southern Power Co 5.150% 9/15/41 BBB+ 102,828
104 Southern Power Co 5.250% 7/15/43 BBB+ 102,296
19 Southern Power Co 4.950% 12/15/46 BBB+ 18,249
9 Southwest Gas Corp 2.200% 6/15/30 BBB+ 7,402
90 Southwest Gas Corp 4.050% 3/15/32 BBB+ 84,797
200 Southwest Gas Corp 4.150% 6/01/49 BBB+ 165,075
140 Southwestern Electric Power Co 1.650% 3/15/26 BBB+ 129,532
59 Southwestern Electric Power Co 4.100% 9/15/28 BBB+ 58,811
122 Southwestern Electric Power Co 3.900% 4/01/45 BBB+ 102,056
362 Southwestern Electric Power Co 3.250% 11/01/51 BBB+ 277,959
153 Southwestern Public Service Co 6.000% 10/01/36 BBB+ 170,819
28 Spire Inc 4.700% 8/15/44 BBB+ 26,291
100 Virginia Electric and Power Co 3.750% 5/15/27 A- 101,346
100 Virginia Electric and Power Co 2.300% 11/15/31 A- 88,477
200 Virginia Electric and Power Co (3) 2.400% 3/30/32 A- 178,267
70 WEC Energy Group Inc 0.550% 9/15/23 BBB+ 67,843
10 WEC Energy Group Inc 0.800% 3/15/24 BBB+ 9,552
100 WEC Energy Group Inc 2.200% 12/15/28 BBB+ 90,169
10 Wisconsin Electric Power Co 1.700% 6/15/28 A 9,051
68 Wisconsin Power and Light Co 4.100% 10/15/44 A 58,327
100 Wisconsin Public Service Corp 2.850% 12/01/51 A 76,103

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Utility (continued)
$ 20 Xcel Energy Inc 0.500% 10/15/23 BBB+ $ 19,314
231 Xcel Energy Inc 1.750% 3/15/27 BBB+ 211,380
100 Xcel Energy Inc 4.000% 6/15/28 BBB+ 100,091
150 Xcel Energy Inc 2.350% 11/15/31 BBB+ 128,981
51 Xcel Energy Inc 4.800% 9/15/41 BBB+ 49,510
23,724 Total Utility 21,784,837
$ 55,655 Total Corporate Debt (cost $58,839,533) 50,958,316
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
SECURITIZED - 28.6%
250 American Express Credit Account Master Trust2022 2 3.390% 5/17/27 AAA 251,236
700 BANK 2020-BNK252020 BN25 2.649% 1/15/63 AAA 643,299
400 BANK 2021-BNK332021 BN33 2.021% 5/15/64 AAA 359,621
150 Benchmark 2021-B27 Mortgage Trust2021 B27 2.703% 7/15/54 A- 114,975
200 Benchmark 2021-B29 Mortgage Trust2021 B29 2.024% 9/15/54 AAA 185,476
350 Benchmark 2022-B33 Mortgage Trust2022 B33 3.458% 3/15/55 AAA 338,026
300 Capital One Multi-Asset Execution Trust2022 A2 3.490% 5/15/27 AAA 301,287
200 Carmax Auto Owner Trust 2022-32022 3 3.810% 9/15/25 AAA 200,673
250 Citigroup Commercial Mortgage Trust 2019-C72019 C7 3.102% 12/15/72 AAA 235,232
250 Citigroup Commercial Mortgage Trust 2020-GC462020
GC46
2.717% 2/15/53 AAA 228,387
350 COMM 2015-CCRE24 Mortgage Trust2015 CR24 3.696% 8/10/48 AAA 347,077
250 COMM 2015-CCRE26 Mortgage Trust2015 CR26 3.630% 10/10/48 AAA 247,511
250 COMM 2015-LC19 Mortgage Trust2015 LC19 3.527% 2/10/48 AA+ 243,110
200 COMM 2018-COR3 Mortgage Trust2018 COR3 4.228% 5/10/51 AAA 201,945
150 Discover Card Execution Note Trust2022 A1 1.960% 2/15/27 AAA 145,227
300 Fannie Mae Pool, (WI/DD, Settling 8/11/22) 4.500% 7/01/52 N/R 305,597
600 Fannie Mae Pool, (WI/DD, Settling 8/11/22) 5.000% 8/01/52 N/R 617,004
500 Fannie Mae Pool, (WI/DD, Settling 8/11/22) 5.500% 8/01/52 N/R 518,973
396 Fannie Mae Pool AL9125 4.000% 10/01/43 N/R 407,689
202 Fannie Mae Pool AS6302 3.500% 12/01/45 N/R 202,601
322 Fannie Mae Pool AX4887 4.000% 12/01/44 N/R 330,017
322 Fannie Mae Pool FM7558 3.500% 9/01/50 N/R 320,203
29 Fannie Mae Pool MA1489 3.000% 7/01/43 N/R 28,149
222 Fannie Mae Pool MA2929 3.500% 3/01/47 N/R 222,679
2,227 Fannie Mae Pool MA3120 3.500% 9/01/47 N/R 2,235,235
73 Fannie Mae Pool MA3211 4.000% 12/01/47 N/R 74,356
131 Fannie Mae Pool MA3239 4.000% 1/01/48 N/R 134,576
187 Fannie Mae Pool MA3276 3.500% 2/01/48 N/R 186,867
45 Fannie Mae Pool MA3277 4.000% 2/01/48 N/R 45,381
96 Fannie Mae Pool MA3305 3.500% 3/01/48 N/R 96,446
30 Fannie Mae Pool MA3306 4.000% 3/01/48 N/R 30,717
3,494 Fannie Mae Pool MA3332 3.500% 4/01/48 N/R 3,510,625
58 Fannie Mae Pool MA3383 3.500% 6/01/48 N/R 58,255
401 Fannie Mae Pool MA3416 4.500% 7/01/48 N/R 410,964
53 Fannie Mae Pool MA3467 4.000% 9/01/48 N/R 54,022
58 Fannie Mae Pool MA3663 3.500% 5/01/49 N/R 57,553
85 Fannie Mae Pool MA3744 3.000% 8/01/49 N/R 81,930
97 Fannie Mae Pool MA3774 3.000% 9/01/49 N/R 93,843
131 Fannie Mae Pool MA3905 3.000% 1/01/50 N/R 127,055
873 Fannie Mae Pool MA4209 1.500% 12/01/50 N/R 753,220
910 Fannie Mae Pool MA43552021 MTGE 2.000% 6/01/51 N/R 820,779
2,604 Fannie Mae Pool MA4380 3.000% 7/01/51 N/R 2,514,502
476 Fannie Mae Pool MA4412 1.500% 9/01/51 N/R 410,805
479 Fannie Mae Pool MA4465 2.000% 11/01/51 N/R 431,459
1,412 Fannie Mae Pool MA4466 2.500% 11/01/51 N/R 1,319,076
771 Fannie Mae Pool MA4492 2.000% 12/01/51 N/R 694,979
286 Fannie Mae Pool MA4493 2.500% 12/01/51 N/R 267,108
194 Fannie Mae Pool MA45112021 2021 2.000% 12/01/51 N/R 174,540

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
(continued)
Portfolio of Investments
July 31, 2022

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
$ 289 Fannie Mae Pool MA4512 2.500% 1/01/52 N/R $ 269,722
2,694 Fannie Mae Pool MA4549 3.000% 2/01/52 N/R 2,599,080
5,277 Fannie Mae Pool MA4563 2.500% 3/01/52 N/R 4,924,458
1,972 Fannie Mae Pool MA46442022 1 4.000% 5/01/52 N/R 1,983,126
515 Ford Credit Auto Owner Trust 2022-REV12022 1, 144A 3.880% 11/15/34 AAA 520,845
175 Freddie Mac Gold Pool G08797 4.000% 1/01/48 N/R 179,598
80 Freddie Mac Gold Pool G08800 3.500% 2/01/48 N/R 79,936
500 Freddie Mac Multifamily Structured Pass Through
Certificates2017 K724
3.062% 11/25/23 N/R 497,599
349 Freddie Mac Multifamily Structured Pass Through
Certificates2021 K742
0.861% 6/25/27 AAA 323,102
214 Freddie Mac Multifamily Structured Pass Through
Certificates2021 K742
1.760% 3/25/28 AAA 198,509
198 Freddie Mac Multifamily Structured Pass Through
Certificates2021 K127
1.353% 11/25/30 AAA 179,816
700 Freddie Mac Multifamily Structured Pass Through
Certificates2021 K123
1.621% 12/25/30 N/R 617,158
500 Freddie Mac Multifamily Structured Pass Through
Certificates2022 K142
2.400% 3/25/32 N/R 462,092
397 Freddie Mac Multifamily Structured Pass Through
Certificates2021 1521
1.724% 3/25/36 N/R 343,050
700 Freddie Mac Multifamily Structured Pass Through
Certificates2022 K749
2.120% 4/25/55 N/R 656,073
700 Freddie Mac Structured Pass Through Certificates 1.657% 8/25/28 N/R 641,192
300 Ginnie Mae II Pool, (WI/DD, Settling 8/18/22) 4.500% 8/20/52 AAA 306,081
300 Ginnie Mae II Pool, (WI/DD, Settling 8/18/22) 5.000% 8/20/52 AAA 308,088
22 Ginnie Mae II Pool MA2149 4.000% 8/20/44 N/R 22,061
215 Ginnie Mae II Pool MA3310 3.500% 12/20/45 N/R 216,986
65 Ginnie Mae II Pool MA3311 4.000% 12/20/45 N/R 66,210
70 Ginnie Mae II Pool MA38742016 242 3.500% 8/20/46 N/R 71,032
46 Ginnie Mae II Pool MA3937 3.500% 9/20/46 N/R 46,207
96 Ginnie Mae II Pool MA4900 3.500% 12/20/47 N/R 96,084
73 Ginnie Mae II Pool MA4962 3.500% 1/20/48 N/R 73,399
74 Ginnie Mae II Pool MA5875 3.500% 4/20/49 N/R 74,499
130 Ginnie Mae II Pool MA6283 3.000% 11/20/49 N/R 127,548
135 Ginnie Mae II Pool MA6338 3.000% 12/20/49 N/R 132,009
132 Ginnie Mae II Pool MA6474 3.000% 2/20/50 N/R 129,141
302 Ginnie Mae II Pool MA74182021 MTGE 2.500% 6/20/51 N/R 287,615
1,492 Ginnie Mae II Pool MA7420 3.500% 6/20/51 N/R 1,486,677
1,972 Ginnie Mae II Pool MA7474 3.500% 7/20/51 N/R 1,966,468
885 Ginnie Mae II Pool MA7590 3.000% 9/20/51 N/R 864,019
564 Ginnie Mae II Pool MA7649 2.500% 10/20/51 N/R 536,083
913 Ginnie Mae II Pool MA7650 3.000% 10/20/51 N/R 890,576
194 Ginnie Mae II Pool MA7766 2.000% 12/20/51 N/R 178,500
609 Ginnie Mae II Pool MA7882 3.000% 2/20/52 N/R 593,755
230 GS Mortgage Securities Trust 2013-GC162013 GC16 5.161% 11/10/46 Aa1 226,705
221 GS Mortgage Securities Trust 2016-GS42016 GS4 3.178% 11/10/49 AAA 213,233
100 Hertz Vehicle Financing III LLC2022 1A, 144A 1.990% 6/25/26 AAA 94,068
135 Hyundai Auto Receivables Trust 2022-B2022 B 3.720% 11/16/26 AAA 135,544
400 J.P. Morgan Chase Commercial Mortgage Securities Trust
2022-OPO2022 OPO, 144A
3.024% 1/05/39 Aaa 371,797
553 Morgan Stanley Bank of America Merrill Lynch Trust
2015-C20C20
3.249% 2/15/48 Aaa 543,007
250 Morgan Stanley Capital I Trust 2021-L52021 L5 1.518% 5/15/54 AAA 228,577
250 Wells Fargo Commercial Mortgage Trust 2014-LC162014
LC16
4.020% 8/15/50 Aa2 242,885
700 Wells Fargo Commercial Mortgage Trust 2022-C622022
C62
4.000% 4/15/55 AAA 691,484
$ 49,002 Total Securitized (cost $49,806,933) 47,275,981

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
U.S. TREASURY - 28.3%
$ 3,500 United States Treasury Note/Bond 0.125% 7/31/23 AAA $ 3,402,109
3,000 United States Treasury Note/Bond 0.125% 8/31/23 AA+ 2,909,531
500 United States Treasury Note/Bond 0.250% 9/30/23 AAA 484,551
1,800 United States Treasury Note/Bond 0.375% 10/31/23 AAA 1,743,609
800 United States Treasury Note/Bond 0.500% 11/30/23 AAA 774,344
409 United States Treasury Note/Bond 0.750% 12/31/23 AAA 396,538
183 United States Treasury Note/Bond 1.125% 2/28/25 AAA 175,172
634 United States Treasury Note/Bond 0.375% 4/30/25 AAA 592,666
2,208 United States Treasury Note/Bond 0.250% 9/30/25 AAA 2,036,621
2,695 United States Treasury Note/Bond 0.250% 10/31/25 AAA 2,481,505
425 United States Treasury Note/Bond 0.375% 1/31/26 AAA 390,867
425 United States Treasury Note/Bond 0.750% 3/31/26 AAA 395,034
9,200 United States Treasury Note/Bond 0.750% 4/30/26 AAA 8,539,469
2,565 United States Treasury Note/Bond 0.750% 5/31/26 AAA 2,376,533
10,356 United States Treasury Note/Bond 0.875% 6/30/26 AAA 9,630,676
800 United States Treasury Note/Bond 1.125% 10/31/26 AA+ 748,281
1,350 United States Treasury Note/Bond 1.250% 12/31/26 AAA 1,267,313
600 United States Treasury Note/Bond 1.875% 2/28/27 AAA 578,461
1 United States Treasury Note/Bond 2.500% 3/31/27 AAA 991
30 United States Treasury Note/Bond 2.875% 4/30/27 AAA 30,045
500 United States Treasury Note/Bond 3.250% 6/30/27 AAA 512,500
976 United States Treasury Note/Bond 3.125% 11/15/28 AAA 997,388
483 United States Treasury Note/Bond 2.375% 5/15/29 AAA 472,793
557 United States Treasury Note/Bond 1.625% 8/15/29 AAA 519,859
35 United States Treasury Note/Bond 0.625% 5/15/30 AAA 29,991
20 United States Treasury Note/Bond 0.875% 11/15/30 AAA 17,392
2,203 United States Treasury Note/Bond 1.625% 5/15/31 AAA 2,027,190
400 United States Treasury Note/Bond 1.875% 2/15/32 AAA 373,375
2,000 United States Treasury Note/Bond 2.875% 5/15/32 AAA 2,035,938
600 United States Treasury Note/Bond 3.250% 5/15/42 AAA 600,656
200 United States Treasury Note/Bond 2.875% 5/15/52 AAA 193,438
$ 49,455 Total U.S. Treasury (cost $49,610,145) 46,734,836
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
GOVERNMENT RELATED - 10.9%
Government Agency - 0.9%
52 Export-Import Bank of Korea 2.500% 6/29/41 AA 42,111
194 Federal Home Loan Mortgage Corp (3) 6.250% 7/15/32 AAA 247,781
125 Federal Home Loan Mortgage Corp 1.310% 8/17/33 AAA 100,629
1 Federal National Mortgage Association 1.875% 9/24/26 AAA 963
72 Federal National Mortgage Association 6.625% 11/15/30 AAA 91,152
6 Federal National Mortgage Association 5.625% 7/15/37 AAA 7,611
203 Israel Electric Corp Ltd, 144A 4.250% 8/14/28 BBB+ 200,804
161 Kreditanstalt fuer Wiederaufbau 1.000% 10/01/26 AAA 148,983
394 Tennessee Valley Authority 5.250% 9/15/39 AAA 468,239
199 Tennessee Valley Authority 3.500% 12/15/42 AAA 185,339
1,407 Total Government Agency 1,493,612
Municipal Bonds - 5.1% (5)
150 American Municipal Power Inc., Ohio, Combined
Hydroelectric Projects Revenue Bonds, Build America Bond
Series 2010B(No Opt. Call)
7.834% 2/15/41 A 201,800
150 Bay Area Toll Authority(Optional Call: 4/31 at 100.00) 3.126% 4/01/55 N/R 120,273
96 Bay Area Toll Authority, California, Revenue Bonds, San
Francisco Bay Area Toll Bridge, Subordinate Lien, Build
America Federally Taxable Bond Series 2010S-1(No Opt.
Call)
6.918% 4/01/40 AA- 121,490

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
(continued)
Portfolio of Investments
July 31, 2022

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Municipal Bonds (continued)
$ 60 Board of Regents of the University of Texas System,
Revenue Financing System Bonds, Green Series 2016B(No
Opt. Call)
3.852% 8/15/46 AAA $ 57,808
150 California State University(No Opt. Call) 2.719% 11/01/52 AA- 114,250
50 California State University, Systemwide Revenue Bonds,
Taxable Series 2021B(Optional Call: 11/31 at 100.00)
2.939% 11/01/52 AA- 39,121
70 California State, General Obligation Bonds, Taxable Various
Purpose Series 2018(Optional Call: 4/28 at 100.00)
4.600% 4/01/38 AA 71,721
50 California State, General Obligation Bonds, Various
Purpose Build America Taxable Bond Series 2010(No Opt.
Call)
7.625% 3/01/40 AA 68,026
500 California State, General Obligation Bonds, Various
Purpose, Build America Taxable Bond Series 2010(No Opt.
Call)
7.600% 11/01/40 AA 696,135
70 Chicago Greater Metropolitan Water Reclamation District,
Illinois, General Obligation Bonds, Build America Taxable
Bonds, Series 2009(No Opt. Call)
5.720% 12/01/38 AA+ 82,442
47 Chicago O'Hare International Airport(No Opt. Call) 4.572% 1/01/54 A 48,861
150 Chicago Transit Authority, Illinois, Sales and Transfer Tax
Receipts Revenue Bonds, Pension Funding Taxable Series
2008B(No Opt. Call)
6.899% 12/01/40 AA- 182,963
40 Commonwealth Financing Authority, Pennslyvania,
Revenue Bonds, Taxable Series 2021A(No Opt. Call)
2.991% 6/01/42 A+ 32,218
96 Commonwealth Financing Authority, Pennsylvania, State
Appropriation Lease Bonds, Plancon Program, Taxable
Series 2018A(No Opt. Call)
3.864% 6/01/38 A+ 92,445
50 Cook County, Illinois, General Obligation Bonds, Build
America Taxable Bonds, Series 2010D(No Opt. Call)
6.229% 11/15/34 A+ 58,268
150 Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds,
Taxable Refunding Senior Lien Series 2021A(Optional Call:
12/31 at 100.00)
2.613% 12/01/48 AA+ 111,446
20 Dallas Fort Worth International Airport, Joint Revenue
Bonds, Taxable Improvement Series 2022A(No Opt. Call)
4.087% 11/01/51 N/R 19,037
200 Dallas Fort Worth International Airport, Joint Revenue
Bonds, Taxable Improvement Series 2022A(Optional Call:
11/32 at 100.00)
4.507% 11/01/51 N/R 196,718
40 Dallas-Fort Worth International Airport, Texas, Joint
Revenue Bonds, Taxable Refunding Series 2021C(Optional
Call: 11/31 at 100.00)
2.843% 11/01/46 A+ 31,177
96 Dormitory Authority of the State of New York, Revenue
Bonds, Montefiore Obligated Group, Taxable Series
2018B(Optional Call: 8/28 at 100.00)
4.946% 8/01/48 AA- 92,266
100 Dormitory Authority of the State of New York, State
Personal Income Tax Revenue Bonds, General Purpose,
Series 2021C(No Opt. Call)
2.202% 3/15/34 AA+ 84,447
100 Golden State Tobacco Securitization Corp(Optional Call:
12/31 at 100.00)
4.214% 6/01/50 N/R 81,987
100 Golden State Tobacco Securitization Corporation,
California, Enhanced Tobacco Settlement Asset-Backed
Revenue Bonds, Taxable Series 2021B(Optional Call: 6/31
at 100.00)
2.746% 6/01/34 AA- 88,332
150 Grand Parkway Transportation Corporation, Texas, System
Toll Revenue Bonds, Taxable Refunding Subordinate
Lien Series 2020B. Tela Supported(Optional Call: 4/30 at
100.00)
3.236% 10/01/52 AA+ 122,894
21 Health & Educational Facilities Authority of the State of
Missouri(No Opt. Call)
3.086% 9/15/51 AA+ 17,085
516 Illinois State, General Obligation Bonds, Pension Funding
Series 2003(No Opt. Call)
5.100% 6/01/33 BBB 526,896
100 Kansas Development Finance Authority, Kansas, Revenue
Bonds, State of Kansas KPERS Projects, Taxable Series
2021K(No Opt. Call)
2.774% 5/01/51 AA- 74,609

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Municipal Bonds (continued)
$ 225 Los Angeles Community College District, California,
General Obligation Bonds, Build America Taxable Bonds,
Series 2010(No Opt. Call)
6.600% 8/01/42 AA+ $ 288,477
30 Los Angeles Community College District, California,
General Obligation Bonds, Build America Taxable Bonds,
Series 2010(No Opt. Call)
6.750% 8/01/49 AA+ 41,646
55 Los Angeles Department of Water and Power, California,
Waterworks Revenue Bonds, Taxable Build America Bond
Series 2009C(No Opt. Call)
6.008% 7/01/39 AA 62,908
96 Los Angeles Unified School District, Los Angeles County,
California, General Obligation Bonds, Build America
Taxable Bonds, Series 2009KRY(No Opt. Call)
5.750% 7/01/34 AA- 109,120
50 Massachusetts State, General Obligation Bonds, Taxable
Refunding Series 2019D2021 2021(No Opt. Call)
2.663% 9/01/39 AA+ 42,696
58 Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Build America Taxable
Bonds, Series 2009A-1(No Opt. Call)
5.871% 11/15/39 A- 63,877
200 Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Taxable Green Climate
Certified Series 2020C-2(No Opt. Call)
5.175% 11/15/49 A- 206,390
11 Michigan Finance Authority, Hospital Revenue Bonds,
Trinity Health Credit Group, Taxable Refunding Series 2019-
T(No Opt. Call)
3.384% 12/01/40 AA- 9,685
96 Municipal Electric Authority of Georgia, Plant Vogtle Units
3 & 4 Project J Bonds, Taxable Build America Bonds Series
2010A(No Opt. Call)
6.637% 4/01/57 A- 114,303
47 New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Federally Taxable Issuer
Subsidy Build America Bonds, Series 2010B(No Opt. Call)
6.561% 12/15/40 BBB+ 56,078
350 New Jersey Turnpike Authority, Revenue Bonds, Build
America Taxable Bonds, Series 2010A(No Opt. Call)
7.102% 1/01/41 A 461,259
135 New York City Municipal Water Finance Authority, New
York, Water and Sewer System Revenue Bonds, Second
Generation Resolution, Build America Taxable Bonds, Fiscal
2011 Series 2010CC(No Opt. Call)
5.882% 6/15/44 AA+ 166,478
100 New York City Municipal Water Finance Authority, New
York, Water and Sewer System Revenue Bonds, Second
Generation Resolution, Build America Taxable Bonds, Fiscal
2011 Series AA(No Opt. Call)
5.440% 6/15/43 AA+ 117,014
75 New York City Transitional Finance Authority, New York,
Future Tax Secured Bonds, Build America Taxable Bonds,
Series 2010B-1(No Opt. Call)
5.572% 11/01/38 AAA 84,596
82 New York State Thruway Authority, General Revenue Bonds,
Taxable Series 2019M(No Opt. Call)
2.900% 1/01/35 A 73,981
100 North Texas Tollway Authority, System Revenue Bonds,
Refunding First Tier Taxable Series 2021A(Optional Call:
1/31 at 100.00)
3.011% 1/01/43 A+ 80,099
120 Ohio State University, General Receipts Bonds, Build
America Taxable Bond Series 2010C(No Opt. Call)
4.910% 6/01/40 AA 133,953
30 Ohio State University, General Receipts Bonds, Multiyear
Debt Issuance Program, Taxable Series 2016B(No Opt. Call)
3.798% 12/01/46 AA 28,219
66 Phoenix, Arizona, Various Purpose General Obligation
Bonds, Build America Taxable Bonds, Series 2009A(No
Opt. Call)
5.269% 7/01/34 AA+ 72,330
300 Port Authority of New York & New Jersey(Optional Call:
8/31 at 100.00)
3.139% 2/15/51 N/R 245,150
400 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Twenty-Fifth Series
2021(Optional Call: 7/31 at 100.00)
3.175% 7/15/60 A+ 311,404
325 Province of British Columbia Canada(No Opt. Call) 1.300% 1/29/31 AA+ 281,488
75 Sales Tax Securitization Corp(No Opt. Call) 3.238% 1/01/42 N/R 63,739
132 Sales Tax Securitization Corp(No Opt. Call) 3.820% 1/01/48 AA- 116,714

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
(continued)
Portfolio of Investments
July 31, 2022

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Municipal Bonds (continued)
$ 175 San Antonio, Texas, Electric and Gas System Revenue
Bonds, Build America Taxable Bond Series 2010A(No Opt.
Call)
5.718% 2/01/41 AA $ 206,757
50 State of California(Optional Call: 4/28 at 100.00) 4.500% 4/01/33 AA 51,887
97 Texas State, General Obligation Bonds, Transportation
Commission, Build America Taxable Bonds, Series
2010A(No Opt. Call)
4.631% 4/01/33 AAA 105,287
200 Texas Transportation Commission, General Obligation
Bonds, Mobility Fund, Refunding Series 2020(Optional
Call: 10/30 at 100.00)
2.472% 10/01/44 AAA 156,268
333 The Rector and Visitors of the University of Virginia, General
Revenue Bonds, Taxable Pledge and Refunding Series
2020(Optional Call: 3/50 at 100.00)
2.256% 9/01/50 AAA 234,228
82 Tucson, Arizona, Certificates of Participation, Taxable Series
2021A(No Opt. Call)
2.856% 7/01/47 AA- 64,382
200 University of California(Optional Call: 5/31 at 100.00) 3.071% 5/15/51 AA 152,884
100 University of California Regents, Medical Center Pooled
Revenue Bonds, Taxable Build America Bond Series
2010H(No Opt. Call)
6.548% 5/15/48 AA- 127,557
85 University of California Regents, Medical Center Pooled
Revenue Bonds, Taxable Series 2020N(Optional Call: 11/49
at 100.00)
3.006% 5/15/50 AA- 66,063
57 University of California, General Revenue Bonds, Taxable
Series 2019BD(No Opt. Call)
3.349% 7/01/29 AA 55,759
300 University of Michigan(Optional Call: 10/21 at 100.00) 4.454% 4/01/22 N/R 282,661
200 University of Michigan, General Revenue Bonds, Taxable
Series 2022C(No Opt. Call)
3.599% 4/01/47 N/R 190,019
100 University of Minnesota, General Obligation Bonds,
Taxable Series 2022(No Opt. Call)
4.048% 4/01/52 N/R 98,606
8,459 Total Municipal Bonds 8,458,677
Sovereign Debt - 4.9%
10 Chile Government International Bond (3) 2.550% 1/27/32 A 8,820
74 Chile Government International Bond (3) 2.550% 7/27/33 A 62,988
38 Chile Government International Bond 3.500% 1/31/34 A 34,916
100 Chile Government International Bond (3) 3.625% 10/30/42 A 82,403
300 Chile Government International Bond (3) 3.500% 1/25/50 A 239,915
200 Chile Government International Bond 4.000% 1/31/52 A 173,044
200 Chile Government International Bond 3.250% 9/21/71 A 140,957
143 Colombia Government International Bond (3) 3.250% 4/22/32 BBB- 111,191
130 Colombia Government International Bond 4.125% 2/22/42 BBB- 88,329
200 Colombia Government International Bond 5.000% 6/15/45 BBB- 145,310
250 Colombia Government International Bond 5.200% 5/15/49 BBB- 184,258
200 Colombia Government International Bond 4.125% 5/15/51 BBB- 131,922
200 Colombia Government International Bond 3.875% 2/15/61 BBB- 125,359
75 European Investment Bank 0.750% 10/26/26 AAA 68,544
67 Hungary Government International Bond 7.625% 3/29/41 BBB 81,260
100 Indonesia Government International Bond 4.350% 1/11/48 BBB 92,082
56 Indonesia Government International Bond (3) 5.350% 2/11/49 BBB 56,897
44 Indonesia Government International Bond 3.500% 2/14/50 BBB 36,555
200 Indonesia Government International Bond 4.300% 3/31/52 BBB 186,170
224 Indonesia Government International Bond (3) 3.350% 3/12/71 BBB 169,315
74 Inter-American Development Bank 4.375% 1/24/44 AAA 83,452
44 International Bank for Reconstruction & Development 1.625% 11/03/31 AAA 39,661
28 Israel Government International Bond 4.500% 1/30/43 A+ 28,834
88 Korea International Bond 3.875% 9/20/48 AA 89,477
10 Mexico Government International Bond 4.280% 8/14/41 BBB 8,277
1,108 Mexico Government International Bond 5.550% 1/21/45 BBB 1,062,408
66 Mexico Government International Bond (3) 4.350% 1/15/47 BBB 53,209
738 Mexico Government International Bond 4.400% 2/12/52 BBB 587,729
250 Mexico Government International Bond 3.771% 5/24/61 BBB 174,099

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Sovereign Debt (continued)
$ 894 Panama Government International Bond 4.500% 5/15/47 BBB $ 748,720
130 Panama Government International Bond 3.870% 7/23/60 BBB 94,138
45 Peruvian Government International Bond 1.862% 12/01/32 BBB 35,737
200 Peruvian Government International Bond 3.000% 1/15/34 BBB 171,262
200 Peruvian Government International Bond 3.300% 3/11/41 BBB 161,895
160 Peruvian Government International Bond 3.550% 3/10/51 BBB 128,604
148 Peruvian Government International Bond 2.780% 12/01/60 BBB 100,179
100 Peruvian Government International Bond 3.600% 1/15/72 BBB 73,911
225 Peruvian Government International Bond 3.230% 7/28/21 BBB 154,210
24 Philippine Government International Bond 1.950% 1/06/32 BBB 20,254
10 Philippine Government International Bond 5.000% 1/13/37 BBB 10,356
150 Philippine Government International Bond 3.950% 1/20/40 BBB 139,283
488 Philippine Government International Bond 3.700% 3/01/41 BBB 437,117
200 Philippine Government International Bond 3.200% 7/06/46 BBB 158,650
36 Republic of Italy Government International Bond 5.375% 6/15/33 BBB- 36,929
359 Republic of Italy Government International Bond 4.000% 10/17/49 N/R 285,999
439 State of Israel 3.375% 1/15/50 A+ 374,765
314 Uruguay Government International Bond 5.100% 6/18/50 BBB 334,362
150 Uruguay Government International Bond 4.975% 4/20/55 BBB 156,879
9,489 Total Sovereign Debt 7,970,631
$ 19,355 Total Government Related (cost $21,229,864) 17,922,920
Total Long-Term Investments (cost $179,486,475) 162,892,053
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   1.7%
MONEY MARKET FUNDS - 1.7%
2,800,386 State Street Navigator Securities Lending Government
Money Market Portfolio (6)
2.300%(7) $ 2,800,386
Total Investments Purchased with Collateral from Securities Lending (cost $2,800,386) 2,800,386
Total Investments (cost $182,286,861 ) - 100.3% 165,692,439
Other Assets Less Liabilities - (0.3)% (510,695)
Net Assets - 100% $ 165,181,744
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, an average of the ratings is used; if two of the three agencies rate a security, an average of the two is used;
and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.
Ratings are not covered by the report of independent registered public accounting firm.
(3) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $2,632,134.
(4) Perpetual security. Maturity date is not applicable.
(5) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns. Optional Call Provisions are not covered by the report of independent registered public accounting firm.
(6) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(7) The rate shown is the one-day yield as of the end of the reporting period.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
WI/DD Purchased on a when-issued or delayed delivery basis.
See accompanying notes to financial statements

Nuveen Enhanced Yield 1-5 Year U.S. Aggregate
Bond ETF (NUSA)
Portfolio of Investments July 31, 2022
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
LONG-TERM INVESTMENTS - 99.1%
CORPORATE DEBT - 48.3%
Financials - 21.7%
$ 30 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.125% 7/03/23 BBB- $ 29,819
130 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.875% 1/16/24 BBB- 130,105
150 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.650% 10/29/24 BBB- 139,354
20 Aflac Inc 1.125% 3/15/26 A- 18,343
100 Air Lease Corp 0.800% 8/18/24 BBB 92,564
100 Air Lease Corp 1.875% 8/15/26 BBB 89,106
41 Aircastle Ltd 4.400% 9/25/23 BBB- 40,598
50 Allstate Corp/The 5.750% 8/15/53 BBB 46,352
45 Ally Financial Inc 3.875% 5/21/24 BBB- 44,825
40 Ally Financial Inc 5.125% 9/30/24 BBB- 40,715
37 American Express Co 3.400% 2/22/24 A- 36,927
100 American Express Co 3.375% 5/03/24 A- 99,837
30 American Express Co 2.550% 3/04/27 A- 28,666
100 Aon Corp / Aon Global Holdings PLC 2.850% 5/28/27 BBB+ 95,687
74 Ares Capital Corp 3.250% 7/15/25 BBB- 69,779
7 Assured Guaranty US Holdings Inc (3) 5.000% 7/01/24 A- 7,162
100 Banco Santander SA 1.849% 3/25/26 A- 90,951
60 Bank of America Corp 0.976% 4/22/25 A 56,903
80 Bank of America Corp 3.366% 1/23/26 A 78,115
210 Bank of America Corp 1.734% 7/22/27 A 190,504
100 Bank of America Corp (3) 4.376% 4/27/28 A 100,329
20 Bank of Montreal 0.625% 7/09/24 A 18,937
30 Bank of Montreal 1.250% 9/15/26 A 27,259
100 Bank of New York Mellon Corp/The 3.350% 4/25/25 A+ 99,771
60 Bank of New York Mellon Corp/The 0.750% 1/28/26 A+ 54,815
20 Bank of Nova Scotia/The 0.700% 4/15/24 A 19,042
100 Bank of Nova Scotia/The 3.450% 4/11/25 A 99,322
100 Bank of Nova Scotia/The (3) 1.350% 6/24/26 A 91,829
80 Barclays PLC 3.932% 5/07/25 BBB+ 78,737
200 Barclays PLC (3) 2.279% 11/24/27 BBB+ 179,100
50 BGC Partners Inc 3.750% 10/01/24 BBB- 48,803
80 Blackstone Private Credit Fund, 144A 4.700% 3/24/25 BBB- 77,626
40 Blackstone Secured Lending Fund 2.750% 9/16/26 BBB- 35,638
20 Boston Properties LP 3.800% 2/01/24 BBB+ 19,994
20 Canadian Imperial Bank of Commerce (3) 3.300% 4/07/25 A 19,748
100 Canadian Imperial Bank of Commerce 3.945% 8/04/25 A2 100,200
158 Capital One Financial Corp 3.300% 10/30/24 BBB+ 155,167
100 Capital One Financial Corp 2.636% 3/03/26 BBB+ 95,025
100 Capital One Financial Corp 4.927% 5/10/28 BBB+ 101,005
50 Charles Schwab Corp/The 1.150% 5/13/26 A 45,970
40 Chubb INA Holdings Inc 3.150% 3/15/25 A 39,817
60 Citigroup Inc 3.875% 3/26/25 BBB 59,835
10 Citigroup Inc 0.981% 5/01/25 A- 9,468
100 Citigroup Inc 1.281% 11/03/25 A- 93,578
100 Citigroup Inc 2.014% 1/25/26 A- 94,892
100 Citigroup Inc 3.070% 2/24/28 A- 94,961
100 Citigroup Inc 4.658% 5/24/28 A- 101,333
60 CNA Financial Corp 3.950% 5/15/24 BBB+ 60,081
60 Cooperatieve Rabobank UA 4.375% 8/04/25 BBB+ 60,183
140 Credit Suisse Group AG 3.750% 3/26/25 BBB+ 135,660
10 Deutsche Bank AG/London 3.700% 5/30/24 BBB 9,866
190 Deutsche Bank AG/New York NY 3.700% 5/30/24 BBB 187,557
110 Discover Bank 2.450% 9/12/24 BBB 105,991
100 Fifth Third Bancorp 1.707% 11/01/27 BBB+ 91,068

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Financials (continued)
$ 60 FS KKR Capital Corp 3.400% 1/15/26 BBB- $ 54,645
70 Goldman Sachs Group Inc/The 3.625% 2/20/24 A- 70,108
70 Goldman Sachs Group Inc/The 3.750% 5/22/25 A- 69,962
100 Goldman Sachs Group Inc/The 1.948% 10/21/27 A- 91,260
100 Goldman Sachs Group Inc/The 3.615% 3/15/28 A- 97,141
90 HSBC Holdings PLC 0.976% 5/24/25 A 84,222
160 HSBC Holdings PLC 4.300% 3/08/26 A 160,920
100 JPMorgan Chase & Co 3.845% 6/14/25 A 99,718
10 JPMorgan Chase & Co 0.768% 8/09/25 A 9,335
134 JPMorgan Chase & Co 2.005% 3/13/26 A 126,719
100 JPMorgan Chase & Co 1.578% 4/22/27 A 90,835
100 JPMorgan Chase & Co 2.947% 2/24/28 A 94,557
100 KeyCorp 3.878% 5/23/25 BBB+ 99,704
50 Lincoln National Corp 4.000% 9/01/23 BBB+ 50,320
140 Lloyds Banking Group PLC 1.627% 5/11/27 A- 125,997
100 Main Street Capital Corp 3.000% 7/14/26 BBB- 89,147
16 Marsh & McLennan Cos Inc 3.875% 3/15/24 BBB+ 16,087
15 MetLife Inc 3.600% 4/10/24 A- 15,123
100 Mid-America Apartments LP 1.100% 9/15/26 BBB+ 89,197
110 Mitsubishi UFJ Financial Group Inc 0.953% 7/19/25 A 103,058
60 Mizuho Financial Group Inc (3) 2.651% 5/22/26 A 57,311
27 Morgan Stanley 3.700% 10/23/24 A 27,140
50 Morgan Stanley 0.790% 5/30/25 A 46,955
100 Morgan Stanley 1.164% 10/21/25 A 93,384
100 Morgan Stanley (3) 2.630% 2/18/26 A 96,335
100 Morgan Stanley 4.679% 7/17/26 A 101,652
110 Morgan Stanley 1.593% 5/04/27 A 100,181
230 NatWest Group PLC 4.269% 3/22/25 BBB+ 227,960
100 Nomura Holdings Inc 1.653% 7/14/26 BBB+ 89,513
10 Oaktree Specialty Lending Corp 2.700% 1/15/27 BBB- 8,743
20 Office Properties Income Trust 2.650% 6/15/26 BBB- 16,670
60 Old Republic International Corp 3.875% 8/26/26 BBB+ 59,147
50 Owl Rock Capital Corp 3.750% 7/22/25 BBB- 47,653
100 OWL Rock Core Income Corp, 144A 4.700% 2/08/27 Baa3 92,230
50 PNC Financial Services Group Inc/The 1.150% 8/13/26 A- 45,430
100 Progressive Corp/The 2.500% 3/15/27 A 96,194
51 Prudential Financial Inc 5.200% 3/15/44 BBB+ 49,109
10 Royal Bank of Canada 0.750% 10/07/24 A+ 9,374
50 Royal Bank of Canada 1.200% 4/27/26 A+ 45,582
30 Royal Bank of Canada (3) 2.050% 1/21/27 A+ 27,919
81 Santander Holdings USA Inc 3.500% 6/07/24 BBB 80,151
10 Santander Holdings USA Inc 2.490% 1/06/28 BBB 8,895
80 Santander UK Group Holdings PLC 4.796% 11/15/24 BBB+ 80,084
45 State Street Corp 3.700% 11/20/23 A+ 45,414
120 Sumitomo Mitsui Financial Group Inc 3.748% 7/19/23 A 120,160
20 SVB Financial Group 1.800% 10/28/26 BBB+ 18,134
10 Symetra Financial Corp 4.250% 7/15/24 BBB+ 10,053
60 Synchrony Financial 4.375% 3/19/24 BBB- 59,880
100 Synchrony Financial 4.875% 6/13/25 BBB- 99,717
20 Toronto-Dominion Bank/The 2.350% 3/08/24 A 19,667
50 Toronto-Dominion Bank/The (3) 1.200% 6/03/26 A 45,516
30 Toronto-Dominion Bank/The 1.250% 9/10/26 A+ 27,138
76 Truist Bank (3) 3.689% 8/02/24 A 75,867
100 Truist Financial Corp 4.260% 7/28/26 A- 100,656
20 Ventas Realty LP 3.750% 5/01/24 BBB+ 19,883
10 Vornado Realty LP 2.150% 6/01/26 BBB- 9,020
101 Wells Fargo & Co 3.750% 1/24/24 A 101,536
110 Wells Fargo & Co (3) 3.550% 9/29/25 A 109,605
100 Wells Fargo & Co 3.908% 4/25/26 A 99,366
8,488 Total Financials 8,146,198

Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (NUSA)
(contin-
ued)
Portfolio of Investments
July 31, 2022

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Industrial - 8.2%
$ 100 AbbVie Inc 2.950% 11/21/26 BBB+ $ 97,564
25 Altria Group Inc 2.350% 5/06/25 BBB+ 23,985
10 Amcor Finance USA Inc 3.625% 4/28/26 BBB 9,674
35 Amgen Inc 1.900% 2/21/25 BBB+ 33,811
50 Anheuser-Busch Cos LLC / Anheuser-Busch InBev
Worldwide Inc
3.650% 2/01/26 BBB+ 50,302
100 AT&T Inc 1.700% 3/25/26 BBB 93,328
30 AutoZone Inc 3.250% 4/15/25 BBB 29,628
50 BAT International Finance PLC 1.668% 3/25/26 BBB 45,198
20 Berry Global Inc 1.570% 1/15/26 BBB- 18,215
85 Boeing Co/The 4.875% 5/01/25 BBB- 86,263
100 BP Capital Markets PLC 4.375% N/A (4) BBB+ 98,727
100 Broadcom Inc 3.150% 11/15/25 BBB- 97,945
100 Canadian Pacific Railway Co 1.750% 12/02/26 BBB+ 92,921
3 Carrier Global Corp 2.242% 2/15/25 BBB- 2,897
50 Cigna Corp 1.250% 3/15/26 BBB+ 46,216
30 CNH Industrial Capital LLC 1.450% 7/15/26 BBB 27,130
100 Constellation Brands Inc 4.350% 5/09/27 BBB- 101,305
40 Crown Castle International Corp 2.900% 3/15/27 BBB 37,955
60 CVS Health Corp 2.875% 6/01/26 BBB 58,793
10 DXC Technology Co 1.800% 9/15/26 BBB 9,005
100 eBay Inc 1.400% 5/10/26 BBB+ 92,004
45 Equifax Inc 2.600% 12/15/25 BBB 42,735
30 Equinix Inc 1.450% 5/15/26 BBB 27,319
50 Fidelity National Information Services Inc 0.600% 3/01/24 BBB 47,584
70 Fiserv Inc 3.800% 10/01/23 BBB 70,170
70 Fiserv Inc (3) 2.750% 7/01/24 BBB 68,964
10 Fortive Corp 3.150% 6/15/26 BBB+ 9,754
100 General Motors Financial Co Inc 3.800% 4/07/25 BBB- 98,657
100 General Motors Financial Co Inc 1.250% 1/08/26 BBB- 90,221
30 Gilead Sciences Inc 3.500% 2/01/25 BBB+ 30,116
100 Global Payments Inc 1.500% 11/15/24 BBB- 94,023
30 HCA Inc 5.250% 4/15/25 BBB- 30,560
20 HCA Inc, 144A 3.125% 3/15/27 BBB- 18,836
50 Hewlett Packard Enterprise Co 4.900% 10/15/25 BBB 51,393
20 HP Inc 1.450% 6/17/26 BBB 18,264
20 Kinder Morgan Inc 1.750% 11/15/26 BBB 18,099
30 Kraft Heinz Foods Co 3.000% 6/01/26 BBB- 29,051
30 Laboratory Corp of America Holdings (3) 1.550% 6/01/26 BBB 27,570
50 Magallanes Inc, 144A 3.755% 3/15/27 BBB- 48,068
9 Marriott International Inc/MD 5.750% 5/01/25 BBB- 9,390
10 McDonald's Corp 3.250% 6/10/24 BBB+ 10,002
30 McKesson Corp 1.300% 8/15/26 BBB+ 27,244
20 Mondelez International Inc 2.625% 3/17/27 BBB+ 19,074
45 Moody's Corp 3.750% 3/24/25 BBB+ 45,243
100 National Fuel Gas Co 5.200% 7/15/25 BBB- 101,220
10 Northrop Grumman Corp 3.200% 2/01/27 BBB+ 9,880
100 Nucor Corp 3.950% 5/23/25 BBB+ 101,153
100 Oracle Corp 1.650% 3/25/26 BBB 91,929
30 PayPal Holdings Inc 2.400% 10/01/24 A- 29,485
40 Raytheon Technologies Corp 2.650% 11/01/26 BBB+ 38,745
10 Republic Services Inc 2.900% 7/01/26 BBB 9,727
30 Rogers Communications Inc, 144A 3.200% 3/15/27 BBB+ 29,320
50 Roper Technologies Inc 2.350% 9/15/24 BBB+ 48,518
100 Ryder System Inc 2.850% 3/01/27 BBB 94,456
30 S&P Global Inc, 144A 2.450% 3/01/27 A- 28,698
45 Sabine Pass Liquefaction LLC 5.625% 3/01/25 BBB- 46,262
50 Shire Acquisitions Investments Ireland DAC (3) 3.200% 9/23/26 BBB+ 48,672
50 Stryker Corp 1.150% 6/15/25 BBB+ 46,861
30 T-Mobile USA Inc 3.500% 4/15/25 BBB- 29,650

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Industrial (continued)
$ 30 TransCanada PipeLines Ltd 1.000% 10/12/24 BBB+ $ 28,172
30 Utah Acquisition Sub Inc 3.950% 6/15/26 BBB- 28,394
13 Valero Energy Corp 2.850% 4/15/25 BBB 12,640
70 Verizon Communications Inc 0.850% 11/20/25 BBB+ 64,442
100 VMware Inc 1.400% 8/15/26 BBB- 90,057
25 Williams Cos Inc/The 3.900% 1/15/25 BBB 24,931
3,210 Total Industrial 3,088,415
Utility - 18.4%
100 AES Corp/The 1.375% 1/15/26 BBB- 90,307
50 Ameren Corp 2.500% 9/15/24 BBB+ 48,614
20 Ameren Corp 1.950% 3/15/27 BBB+ 18,296
100 American Electric Power Co Inc 2.031% 3/15/24 BBB 97,287
100 American Electric Power Co Inc 1.000% 11/01/25 BBB 90,881
48 American Water Capital Corp 3.850% 3/01/24 A- 48,125
100 American Water Capital Corp 3.000% 12/01/26 A- 97,287
85 Avangrid Inc 3.150% 12/01/24 BBB 83,511
150 Berkshire Hathaway Energy Co 4.050% 4/15/25 A- 153,285
100 Black Hills Corp 1.037% 8/23/24 BBB+ 93,952
80 CenterPoint Energy Inc 2.500% 9/01/24 BBB 77,469
100 CenterPoint Energy Inc (3) 1.450% 6/01/26 BBB 91,520
80 CMS Energy Corp 3.875% 3/01/24 BBB 79,908
50 Consolidated Edison Co of New York Inc 2.900% 12/01/26 A- 48,219
50 Consolidated Edison Inc (3) 0.650% 12/01/23 BBB+ 48,250
61 Dominion Energy Inc 3.071% 8/15/24 BBB 59,896
150 Dominion Energy Inc 3.300% 3/15/25 BBB 148,424
200 Dominion Energy Inc 1.450% 4/15/26 BBB 185,615
70 DTE Energy Co 2.529% 10/01/24 BBB 68,074
100 DTE Energy Co 1.050% 6/01/25 BBB 92,755
100 Duke Energy Corp 0.900% 9/15/25 BBB 91,995
100 Duke Energy Corp 3.250% 1/15/82 BBB- 79,355
100 Duke Energy Florida LLC 3.200% 1/15/27 A 99,148
85 Edison International 4.950% 4/15/25 BBB- 86,176
100 Emera US Finance LP 0.833% 6/15/24 BBB- 93,990
70 Entergy Gulf States Louisiana LLC 5.590% 10/01/24 A 72,487
169 Entergy Louisiana LLC 5.400% 11/01/24 A 174,934
150 Entergy Louisiana LLC 2.400% 10/01/26 A 142,551
109 Evergy Inc 2.450% 9/15/24 BBB+ 105,801
100 Evergy Kansas Central Inc 2.550% 7/01/26 A 96,201
300 Eversource Energy 0.800% 8/15/25 BBB+ 273,828
100 Eversource Energy 1.400% 8/15/26 BBB+ 90,514
100 Eversource Energy 2.900% 3/01/27 BBB+ 96,136
80 Exelon Corp 3.950% 6/15/25 BBB 80,314
150 Exelon Corp 3.400% 4/15/26 BBB 148,662
100 Exelon Corp, 144A 2.750% 3/15/27 BBB 95,625
100 Fortis Inc/Canada 3.055% 10/04/26 BBB 95,454
266 Georgia Power Co 2.200% 9/15/24 BBB+ 257,849
50 Interstate Power and Light Co (3) 3.250% 12/01/24 BBB+ 49,551
74 ITC Holdings Corp 2.700% 11/15/22 BBB+ 73,697
40 National Rural Utilities Cooperative Finance Corp 0.350% 2/08/24 A 38,328
100 National Rural Utilities Cooperative Finance Corp 3.450% 6/15/25 A 100,110
100 NextEra Energy Capital Holdings Inc 4.625% 7/15/27 BBB+ 103,757
120 NiSource Inc 0.950% 8/15/25 BBB 109,840
20 Oncor Electric Delivery Co LLC 2.950% 4/01/25 A 19,770
100 Oncor Electric Delivery Co LLC 0.550% 10/01/25 A 91,172
70 ONE Gas Inc 3.610% 2/01/24 BBB+ 69,680
100 Pacific Gas and Electric Co 3.250% 2/16/24 BBB- 97,631
100 Pacific Gas and Electric Co 3.400% 8/15/24 BBB- 96,647
250 Pacific Gas and Electric Co 3.450% 7/01/25 BBB- 239,241
44 PacifiCorp 3.600% 4/01/24 A+ 44,229

Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (NUSA)
(contin-
ued)
Portfolio of Investments
July 31, 2022

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Utility (continued)
$ 150 PacifiCorp 3.350% 7/01/25 A+ $ 149,129
90 Pinnacle West Capital Corp 1.300% 6/15/25 BBB+ 83,143
100 PPL Capital Funding Inc (3) 3.100% 5/15/26 BBB+ 96,797
100 Public Service Co of Colorado 2.900% 5/15/25 A+ 98,826
200 Public Service Electric and Gas Co 0.950% 3/15/26 A 183,606
150 Public Service Enterprise Group Inc 2.875% 6/15/24 BBB 147,899
100 San Diego Gas & Electric Co 2.500% 5/15/26 A 96,096
50 Sempra Energy 3.300% 4/01/25 BBB 49,442
100 Southern California Edison Co 4.200% 6/01/25 A- 101,227
100 Southern California Edison Co 1.200% 2/01/26 A- 91,325
250 Southern California Gas Co 2.950% 4/15/27 A 244,760
180 Southern Co/The 3.750% 9/15/51 BBB- 158,650
100 Southwestern Electric Power Co 1.650% 3/15/26 BBB+ 92,523
50 Tucson Electric Power Co 3.050% 3/15/25 A- 49,272
100 Virginia Electric and Power Co 3.750% 5/15/27 A- 101,346
120 Wisconsin Electric Power Co 3.100% 6/01/25 A 119,023
7,181 Total Utility 6,899,412
$ 18,879 Total Corporate Debt (cost $19,050,705) 18,134,025
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
U.S. TREASURY - 27.4%
200 United States Treasury Note/Bond 0.125% 6/30/23 AAA 194,883
700 United States Treasury Note/Bond 0.125% 7/15/23 AAA 681,188
1,500 United States Treasury Note/Bond 0.125% 8/31/23 AA+ 1,454,766
50 United States Treasury Note/Bond 0.750% 12/31/23 AAA 48,477
232 United States Treasury Note/Bond 1.750% 6/30/24 AAA 227,115
150 United States Treasury Note/Bond 3.000% 6/30/24 AAA 150,217
70 United States Treasury Note/Bond 1.250% 8/31/24 AAA 67,681
881 United States Treasury Note/Bond 1.375% 1/31/25 AAA 849,339
167 United States Treasury Note/Bond 0.375% 4/30/25 AAA 156,112
350 United States Treasury Note/Bond 0.250% 5/31/25 AAA 325,391
650 United States Treasury Note/Bond 0.250% 7/31/25 AAA 601,885
200 United States Treasury Note/Bond 0.375% 12/31/25 AAA 184,273
700 United States Treasury Note/Bond 0.750% 4/30/26 AAA 649,742
950 United States Treasury Note/Bond 0.750% 5/31/26 AAA 880,197
50 United States Treasury Note/Bond 0.875% 6/30/26 AAA 46,498
100 United States Treasury Note/Bond 1.125% 10/31/26 AA+ 93,535
100 United States Treasury Note/Bond 1.250% 12/31/26 AAA 93,875
900 United States Treasury Note/Bond 1.875% 2/28/27 AAA 867,691
300 United States Treasury Note/Bond 2.500% 3/31/27 AAA 297,176
850 United States Treasury Note/Bond 2.875% 4/30/27 AAA 851,262
950 United States Treasury Note/Bond 2.625% 5/31/27 AAA 946,883
600 United States Treasury Note/Bond 3.250% 6/30/27 AAA 615,000
$ 10,650 Total U.S. Treasury (cost $10,565,862) 10,283,186
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
SECURITIZED - 23.4%
202 American Express Credit Account Master Trust 2019-32019
3
2.200% 4/15/25 AA- 201,796
50 AmeriCredit Automobile Receivables Trust 2021-22021 2 1.010% 1/19/27 AA 46,579
20 BA Credit Card Trust 2021-A12021 A1 0.440% 9/15/26 AAA 19,070
50 BANK 2021-BNK342021 BN34 1.935% 6/15/63 AAA 46,017
100 Barclays Dryrock Issuance Trust 2021-12021 1 0.630% 7/15/27 AAA 94,459
35 Benchmark 2018-B1 Mortgage Trust2018 B1 3.571% 1/15/51 AAA 34,433
100 Benchmark 2021-B29 Mortgage Trust2021 B29 2.024% 9/15/54 AAA 92,738
100 BMW Vehicle Lease Trust 2022-12022 1 1.100% 3/25/25 AAA 97,076
100 Capital One Multi-Asset Execution Trust 2021-A32021 A3 1.040% 11/15/26 AAA 95,064
51 Carmax Auto Owner Trust 2020-12020 1 1.890% 12/16/24 AAA 50,658

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
$ 100 CarMax Auto Owner Trust 2022-12022 1 1.470% 12/15/26 AAA $ 96,615
100 Carvana Auto Receivables Trust 2022-N12022 N1, 144A 2.950% 12/11/28 AA 98,380
100 CNH Equipment Trust 2019-C2019 C 2.350% 4/15/27 AAA 97,642
528 COMM 2014-CCRE16 Mortgage Trust2014 CR16 3.775% 4/10/47 AAA 525,613
121 COMM 2014-LC17 Mortgage Trust2014 LC17 3.648% 10/10/47 AAA 119,328
100 Dell Equipment Finance Trust 2022-12022 1, 144A 2.110% 8/23/27 AAA 98,797
100 Discover Card Execution Note Trust 2021-A12021 A1 0.580% 9/15/26 AAA 94,478
100 Exeter Automobile Receivables Trust 2022-1A2022 1A 1.540% 7/15/25 AAA 98,231
179 Fannie Mae Pool BM3087 4.000% 12/01/32 N/R 183,429
56 Fannie Mae Pool MA3392 3.500% 6/01/33 N/R 57,107
42 Fannie Mae Pool MA3490 4.000% 10/01/33 N/R 42,725
96 Fannie Mae Pool MA3798 3.000% 10/01/34 N/R 95,742
26 Fannie Mae Pool MA3828 3.000% 11/01/34 N/R 25,701
28 Fannie Mae Pool MA3897 3.000% 1/01/35 N/R 27,951
320 Fannie Mae Pool MA3985 3.000% 4/01/35 N/R 319,205
339 Fannie Mae Pool MA4206 2.000% 12/01/35 N/R 322,626
592 Fannie Mae Pool MA4262 2.500% 2/01/36 N/R 576,982
404 Fannie Mae Pool MA4278 1.500% 3/01/36 N/R 375,573
644 Fannie Mae Pool MA4470 2.000% 11/01/36 N/R 612,872
100 Ford Credit Auto Lease Trust 2022-A2022 A 2.780% 10/15/24 AAA 99,373
100 Ford Credit Auto Owner Trust 2020-B2020 B 1.190% 1/15/26 AAA 96,042
500 Ford Credit Floorplan Master Owner Trust 2019-42019 4 2.440% 9/15/26 AAA 487,885
105 Freddie Mac Gold Pool G18642 3.500% 4/01/32 N/R 107,094
700 Freddie Mac Multifamily Structured Pass Through
Certificates2015 K046
3.205% 3/25/25 AAA 697,670
100 GLS Auto Receivables Trust 2022-1A2022 1A, 144A 2.840% 5/15/26 AA 97,410
100 GM Financial Automobile Leasing Trust 2021-22021 2 0.690% 5/20/25 AA+ 96,112
150 GM Financial Consumer Automobile Receivables Trust
2020-12020 1
2.180% 5/16/25 AA+ 147,200
300 GS Mortgage Securities Trust 2019-GC382019 GC38 3.872% 2/10/52 AAA 298,532
77 Honda Auto Receivables 2020-3 Owner Trust2020 3 0.370% 10/18/24 AAA 76,064
100 HPEFS Equipment Trust 2022-1A2022 1A, 144A 1.020% 5/21/29 AAA 98,037
100 Jimmy Johns Funding LLC 2022-1A2022 1A, 144A 4.077% 4/30/52 BBB 94,429
50 John Deere Owner Trust 2021-B2021 B 0.740% 5/15/28 AAA 46,062
200 JP Morgan Chase Commercial Mortgage Securities Trust
2013-C162013 C16
4.166% 12/15/46 AAA 198,921
100 Mercedes-Benz Auto Lease Trust 2021-B2021 B 0.400% 11/15/24 AAA 96,979
50 MMAF Equipment Finance LLC 2019-A2019 A, 144A 2.930% 3/10/26 AAA 49,670
300 Morgan Stanley Bank of America Merrill Lynch Trust 2015-
C262015 C26
3.531% 10/15/48 AAA 296,085
100 Morgan Stanley Capital I Trust 2021-L52021 L5 1.518% 5/15/54 AAA 91,431
100 OneMain Financial Issuance Trust 2022-S12022 S1, 144A 4.130% 5/14/35 AAA 98,720
100 Santander Drive Auto Receivables Trust 2021-22021 2 0.900% 6/15/26 AA- 97,246
50 Santander Retail Auto Lease Trust 2021-B2021 B, 144A 0.540% 6/20/25 AAA 47,432
50 Santander Retail Auto Lease Trust 2021-B2021 B, 144A 1.410% 11/20/25 BBB 46,785
77 SoFi Professional Loan Program 2020-C Trust2020 C, 144A 1.950% 2/15/46 AAA 73,962
100 Toyota Auto Receivables 2019-A Owner Trust2019 A 3.000% 5/15/24 AAA 100,006
100 Toyota Auto Receivables 2021-B Owner Trust2021 B 0.530% 10/15/26 AAA 93,294
90 Verizon Master Trust 2021-12021 1 0.500% 5/20/27 AAA 85,354
106 Wells Fargo Commercial Mortgage Trust 2016-C322016
C32
3.324% 1/15/59 Aaa 104,715
140 WFRBS Commercial Mortgage Trust 2013-C122013 C12 3.863% 3/15/48 AA+ 138,527
100 World Omni Auto Receivables Trust 2021-B2021 B 0.420% 6/15/26 AAA 96,349
$ 9,028 Total Securitized (cost $9,250,398) 8,804,273
Total Long-Term Investments (cost $38,866,965) 37,221,484

Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (NUSA)
(contin-
ued)
Portfolio of Investments
July 31, 2022

Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   2.2%
MONEY MARKET FUNDS - 2.2%
844,496 State Street Navigator Securities Lending Government
Money Market Portfolio (5)
2.300%(6) $ 844,496
Total Investments Purchased with Collateral from Securities Lending (cost $844,496) $ 844,496
Total Investments (cost $ 39,711,461 ) - 101 .3% 38,065,980
Other Assets Less Liabilities - (1.3)% (499,947)
Net Assets - 100% $ 37,566,033
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, an average of the ratings is used; if two of the three agencies rate a security, an average of the two is used;
and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.
Ratings are not covered by the report of independent registered public accounting firm.
(3) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $823,528.
(4) Perpetual security. Maturity date is not applicable.
(5) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(6) The rate shown is the one-day yield as of the end of the reporting period.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
See accompanying notes to financial statements

Nuveen ESG High Yield Corporate Bond ETF
(NUHY)
Portfolio of Investments July 31, 2022
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
LONG-TERM INVESTMENTS - 97.6%
CORPORATE DEBT - 97.6%
Financials - 11.7%
$ 110 Brookfield Property REIT Inc / BPR Cumulus LLC / BPR
Nimbus LLC / GGSI Sellco LL, 144A
5.750% 5/15/26 B+ $ 107,273
260 Centene Corp 4.250% 12/15/27 BB+ 255,453
565 Centene Corp 2.450% 7/15/28 BB+ 505,675
1,150 Centene Corp 4.625% 12/15/29 BB+ 1,134,187
300 Centene Corp 3.375% 2/15/30 BB+ 272,629
300 Centene Corp 3.000% 10/15/30 BB+ 267,762
200 Centene Corp 2.500% 3/01/31 BB+ 171,582
250 Coinbase Global Inc, 144A (3) 3.375% 10/01/28 BB+ 160,827
250 Coinbase Global Inc, 144A 3.625% 10/01/31 BB+ 148,142
140 Compass Group Diversified Holdings LLC, 144A 5.250% 4/15/29 B+ 123,553
70 Curo Group Holdings Corp, 144A 7.500% 8/01/28 CCC+ 47,615
350 Deutsche Bank AG/New York NY 5.882% 7/08/31 BB+ 319,605
200 Global Atlantic Fin Co, 144A 4.700% 10/15/51 BB+ 165,409
170 HAT Holdings I LLC / HAT Holdings II LLC, 144A 3.375% 6/15/26 BB+ 149,761
160 Howard Hughes Corp/The, 144A 5.375% 8/01/28 BB- 149,814
140 Howard Hughes Corp/The, 144A 4.375% 2/01/31 BB- 118,554
50 Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.750% 9/15/24 BB- 49,063
200 iStar Inc 4.250% 8/01/25 BB 190,750
370 Jefferies Finance LLC / JFIN Co-Issuer Corp, 144A 5.000% 8/15/28 BB- 310,129
150 Kennedy-Wilson Inc 5.000% 3/01/31 B+ 127,875
260 Liberty Mutual Group Inc, 144A 4.125% 12/15/51 BB+ 216,075
150 LPL Holdings Inc, 144A 4.000% 3/15/29 BB 139,500
150 MGIC Investment Corp 5.250% 8/15/28 BB+ 144,375
200 Molina Healthcare Inc, 144A 4.375% 6/15/28 BB- 192,500
350 Molina Healthcare Inc, 144A 3.875% 11/15/30 BB- 323,337
60 Molina Healthcare Inc, 144A 3.875% 5/15/32 BB- 55,127
110 MPT Operating Partnership LP / MPT Finance Corp 4.625% 8/01/29 BB+ 103,125
100 Nationstar Mortgage Holdings Inc, 144A 6.000% 1/15/27 B+ 92,614
100 Nationstar Mortgage Holdings Inc, 144A 5.500% 8/15/28 B+ 87,875
610 Nationstar Mortgage Holdings Inc, 144A 5.125% 12/15/30 B+ 507,257
300 Nationstar Mortgage Holdings Inc, 144A 5.750% 11/15/31 B+ 250,875
100 OneMain Finance Corp 6.875% 3/15/25 BB 98,750
300 OneMain Finance Corp 7.125% 3/15/26 BB 290,392
300 OneMain Finance Corp 3.500% 1/15/27 BB 255,433
100 OneMain Finance Corp 3.875% 9/15/28 BB 82,801
100 Park Intermediate Holdings LLC / PK Domestic Property
LLC / PK Finance Co-Issuer, 144A
7.500% 6/01/25 B+ 102,513
350 Park Intermediate Holdings LLC / PK Domestic Property
LLC / PK Finance Co-Issuer, 144A
5.875% 10/01/28 B+ 343,075
100 Park Intermediate Holdings LLC / PK Domestic Property
LLC / PK Finance Co-Issuer, 144A
4.875% 5/15/29 B+ 92,085
200 PennyMac Financial Services Inc, 144A 5.375% 10/15/25 BB- 187,284
175 PennyMac Financial Services Inc, 144A 5.750% 9/15/31 BB- 145,369
500 PROG Holdings Inc, 144A 6.000% 11/15/29 B+ 410,208
200 RHP Hotel Properties LP / RHP Finance Corp 4.750% 10/15/27 B+ 193,000
380 RHP Hotel Properties LP / RHP Finance Corp, 144A (3) 4.500% 2/15/29 B+ 346,516
350 Rocket Mortgage LLC / Quicken Loans Co-Issuer Inc, 144A 2.875% 10/15/26 BB+ 309,099
300 Rocket Mortgage LLC / Quicken Loans Co-Issuer Inc, 144A 3.625% 3/01/29 BB+ 256,500
300 Rocket Mortgage LLC / Quicken Loans Co-Issuer Inc, 144A 3.875% 3/01/31 BB+ 247,044
500 Rocket Mortgage LLC / Quicken Loans Co-Issuer Inc, 144A
(3)
4.000% 10/15/33 BB+ 404,008
100 SLM Corp 4.200% 10/29/25 BB+ 97,155
260 UniCredit SpA, 144A 5.459% 6/30/35 BB+ 213,459
200 XHR LP, 144A 6.375% 8/15/25 B 201,422

Nuveen ESG High Yield Corporate Bond ETF (NUHY)
(continued)
Portfolio of Investments
July 31, 2022

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Financials (continued)
$ 200 XHR LP, 144A 4.875% 6/01/29 B+ $ 180,376
12,790 Total Financials 11,344,807
Industrial - 84.4%
92 1011778 BC ULC / New Red Finance Inc, 144A 3.875% 1/15/28 BB 85,083
200 180 Medical Inc, 144A 3.875% 10/15/29 BB 181,823
100 ACCO Brands Corp, 144A 4.250% 3/15/29 BB- 86,646
260 AdaptHealth LLC, 144A 4.625% 8/01/29 B 232,705
200 AdaptHealth LLC, 144A (3) 5.125% 3/01/30 B 183,448
200 Air Canada, 144A 3.875% 8/15/26 BB 184,000
200 AMC Entertainment Holdings Inc, 144A 7.500% 2/15/29 CCC+ 177,478
100 American Airlines Group Inc, 144A (3) 3.750% 3/01/25 CCC 87,625
350 American Axle & Manufacturing Inc (3) 5.000% 10/01/29 B 306,250
180 Amkor Technology Inc, 144A (3) 6.625% 9/15/27 BB 179,126
100 AMN Healthcare Inc, 144A 4.625% 10/01/27 BB- 95,792
100 Antero Midstream Partners LP / Antero Midstream Finance
Corp, 144A
7.875% 5/15/26 BB- 104,667
500 Antero Midstream Partners LP / Antero Midstream Finance
Corp, 144A
5.750% 1/15/28 BB- 490,952
100 Antero Midstream Partners LP / Antero Midstream Finance
Corp, 144A
5.375% 6/15/29 BB- 97,689
200 APX Group Inc, 144A (3) 5.750% 7/15/29 CCC 166,816
100 Aramark Services Inc, 144A (3) 5.000% 2/01/28 B+ 97,700
210 Archrock Partners LP / Archrock Partners Finance Corp,
144A
6.875% 4/01/27 B 195,993
440 Archrock Partners LP / Archrock Partners Finance Corp,
144A
6.250% 4/01/28 B 398,160
80 Ardagh Metal Packaging Finance USA LLC / Ardagh Metal
Packaging Finance PLC, 144A
4.000% 9/01/29 B+ 68,800
150 Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc,
144A
5.250% 8/15/27 B- 114,099
400 Asbury Automotive Group Inc, 144A 4.625% 11/15/29 BB 353,048
300 Asbury Automotive Group Inc, 144A 5.000% 2/15/32 BB 262,003
120 ASGN Inc, 144A 4.625% 5/15/28 BB- 111,300
310 Aston Martin Capital Holdings Ltd, 144A (3) 10.500% 11/30/25 CCC 328,061
280 Avantor Funding Inc, 144A 4.625% 7/15/28 BB- 269,562
100 Avantor Funding Inc, 144A 3.875% 11/01/29 BB- 92,052
400 Avaya Inc, 144A (3) 6.125% 9/15/28 B 187,892
120 Avient Corp, 144A 5.750% 5/15/25 BB- 120,650
100 Avis Budget Car Rental LLC / Avis Budget Finance Inc,
144A (3)
4.750% 4/01/28 B 90,146
330 Avis Budget Car Rental LLC / Avis Budget Finance Inc,
144A (3)
5.375% 3/01/29 B 300,930
160 Axalta Coating Systems LLC, 144A (3) 3.375% 2/15/29 B+ 139,499
190 Axalta Coating Systems LLC / Axalta Coating Systems
Dutch Holding B BV, 144A (3)
4.750% 6/15/27 B+ 181,488
70 Ball Corp 4.875% 3/15/26 BB+ 70,552
110 Ball Corp 2.875% 8/15/30 BB+ 94,731
200 Ball Corp (3) 3.125% 9/15/31 BB+ 175,250
350 Bath & Body Works Inc, 144A 6.625% 10/01/30 BB 333,992
600 Bausch Health Americas Inc, 144A 8.500% 1/31/27 B 378,960
300 Bausch Health Cos Inc, 144A (3) 6.125% 2/01/27 BB 255,393
400 Bausch Health Cos Inc, 144A 5.750% 8/15/27 BB 332,200
850 Bausch Health Cos Inc, 144A 7.000% 1/15/28 B 470,585
300 Bausch Health Cos Inc, 144A 5.000% 1/30/28 B 159,750
100 Bausch Health Cos Inc, 144A 4.875% 6/01/28 BB 79,625
100 Bausch Health Cos Inc, 144A 5.000% 2/15/29 B 50,638
300 Bausch Health Cos Inc, 144A 7.250% 5/30/29 B 162,855
100 Bausch Health Cos Inc, 144A 5.250% 1/30/30 B 51,384
100 Bausch Health Cos Inc, 144A 5.250% 2/15/31 B 51,270

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Industrial (continued)
$ 150 Black Knight InfoServ LLC, 144A 3.625% 9/01/28 BB- $ 138,750
50 Block Inc 2.750% 6/01/26 BB 46,625
60 Bombardier Inc, 144A 7.875% 4/15/27 CCC+ 55,500
110 Booz Allen Hamilton Inc, 144A 3.875% 9/01/28 BB- 104,331
100 Booz Allen Hamilton Inc, 144A 4.000% 7/01/29 BB- 95,396
200 Brookfield Residential Properties Inc / Brookfield
Residential US LLC, 144A
6.250% 9/15/27 B 179,690
200 Brookfield Residential Properties Inc / Brookfield
Residential US LLC, 144A
4.875% 2/15/30 B 154,977
60 Builders FirstSource Inc, 144A 5.000% 3/01/30 BB- 55,568
150 Builders FirstSource Inc, 144A 4.250% 2/01/32 BB- 128,366
260 Cable One Inc, 144A 4.000% 11/15/30 B 231,075
100 Camelot Finance SA, 144A 4.500% 11/01/26 B 95,661
500 Catalent Pharma Solutions Inc, 144A 5.000% 7/15/27 B+ 500,395
800 Catalent Pharma Solutions Inc, 144A 3.125% 2/15/29 B+ 709,000
500 Catalent Pharma Solutions Inc, 144A 3.500% 4/01/30 B+ 447,282
400 CCO Holdings LLC / CCO Holdings Capital Corp, 144A 5.375% 6/01/29 BB- 381,180
550 CCO Holdings LLC / CCO Holdings Capital Corp, 144A 4.750% 3/01/30 BB- 500,500
550 CCO Holdings LLC / CCO Holdings Capital Corp, 144A 4.500% 8/15/30 BB- 488,906
450 CCO Holdings LLC / CCO Holdings Capital Corp, 144A 4.250% 2/01/31 BB- 390,375
200 CCO Holdings LLC / CCO Holdings Capital Corp, 144A 4.750% 2/01/32 BB- 176,625
200 CCO Holdings LLC / CCO Holdings Capital Corp 4.500% 5/01/32 BB- 172,914
200 CCO Holdings LLC / CCO Holdings Capital Corp, 144A 4.500% 6/01/33 BB- 169,000
200 CCO Holdings LLC / CCO Holdings Capital Corp, 144A 4.250% 1/15/34 BB- 165,207
390 Cedar Fair LP / Canada's Wonderland Co / Magnum
Management Corp / Millennium Op
5.375% 4/15/27 B- 380,071
210 CGG SA, 144A 8.750% 4/01/27 B- 192,419
110 Charles River Laboratories International Inc, 144A (3) 3.750% 3/15/29 BB 101,506
240 Chemours Co/The (3) 5.375% 5/15/27 B+ 229,200
410 Chemours Co/The, 144A 5.750% 11/15/28 B+ 390,726
120 Chemours Co/The, 144A 4.625% 11/15/29 B+ 105,300
290 Cheniere Energy Inc 4.625% 10/15/28 BB- 282,358
50 Cheniere Energy Partners LP 4.500% 10/01/29 BB+ 48,442
50 Cheniere Energy Partners LP 4.000% 3/01/31 BB+ 46,459
45 Cheniere Energy Partners LP 3.250% 1/31/32 BB+ 39,262
300 CHS/Community Health Systems Inc, 144A 5.625% 3/15/27 B 266,625
100 CHS/Community Health Systems Inc, 144A 6.875% 4/01/28 CCC 55,471
300 CHS/Community Health Systems Inc, 144A 6.000% 1/15/29 B 261,750
200 CHS/Community Health Systems Inc, 144A (3) 6.875% 4/15/29 CCC 111,000
200 CHS/Community Health Systems Inc, 144A 6.125% 4/01/30 CCC 106,926
100 CHS/Community Health Systems Inc, 144A 5.250% 5/15/30 B 84,000
150 CHS/Community Health Systems Inc, 144A (3) 4.750% 2/15/31 B 120,750
350 Cinemark USA Inc, 144A 5.250% 7/15/28 B 311,724
260 Clarivate Science Holdings Corp, 144A (3) 4.875% 7/01/29 CCC+ 230,100
210 Clear Channel Outdoor Holdings Inc, 144A 5.125% 8/15/27 B 194,212
400 Clear Channel Outdoor Holdings Inc, 144A (3) 7.500% 6/01/29 CCC 322,000
100 Cogent Communications Group Inc, 144A 3.500% 5/01/26 BB- 94,340
262 Commscope Inc, 144A 6.000% 3/01/26 B 254,690
490 Commscope Inc, 144A (3) 8.250% 3/01/27 CCC+ 426,300
110 Commscope Inc, 144A (3) 7.125% 7/01/28 CCC+ 91,025
300 Commscope Inc, 144A 4.750% 9/01/29 B 260,844
250 Condor Merger Sub Inc, 144A (3) 7.375% 2/15/30 CCC 219,494
260 Consensus Cloud Solutions Inc, 144A 6.500% 10/15/28 B 231,265
100 Consolidated Communications Inc, 144A 6.500% 10/01/28 B- 86,000
110 Cornerstone Building Brands Inc, 144A 6.125% 1/15/29 B- 73,700
300 Covanta Holding Corp, 144A 4.875% 12/01/29 B 267,219
100 Crestwood Midstream Partners LP / Crestwood Midstream
Finance Corp, 144A
5.625% 5/01/27 BB- 96,000
110 Crestwood Midstream Partners LP / Crestwood Midstream
Finance Corp, 144A
6.000% 2/01/29 BB- 100,212
150 Crown Americas LLC / Crown Americas Capital Corp VI 4.750% 2/01/26 BB- 148,857

Nuveen ESG High Yield Corporate Bond ETF (NUHY)
(continued)
Portfolio of Investments
July 31, 2022

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Industrial (continued)
$ 130 Darling Ingredients Inc, 144A (3) 5.250% 4/15/27 BB+ $ 130,218
760 DaVita Inc, 144A 4.625% 6/01/30 B+ 623,200
480 DaVita Inc, 144A 3.750% 2/15/31 B+ 364,800
80 DCP Midstream Operating LP 5.375% 7/15/25 BB+ 82,000
186 Delta Air Lines Inc 7.375% 1/15/26 BB+ 195,318
280 Delta Air Lines Inc (3) 4.375% 4/19/28 BB+ 261,870
280 Deluxe Corp, 144A 8.000% 6/01/29 B- 244,418
200 Diamond Sports Group LLC / Diamond Sports Finance Co,
144A
6.625% 8/15/27 CC 18,500
300 Diebold Nixdorf Inc, 144A (3) 9.375% 7/15/25 B- 233,250
250 DT Midstream Inc, 144A 4.125% 6/15/29 BB+ 231,440
250 DT Midstream Inc, 144A 4.375% 6/15/31 BB+ 224,375
200 Dycom Industries Inc, 144A 4.500% 4/15/29 BB- 183,462
210 Edgewell Personal Care Co, 144A 5.500% 6/01/28 BB- 205,915
150 Elastic NV, 144A 4.125% 7/15/29 B+ 133,555
150 Encompass Health Corp 4.500% 2/01/28 B+ 138,780
400 Encompass Health Corp 4.750% 2/01/30 B+ 368,944
100 Endo Dac / Endo Finance LLC / Endo Finco Inc, 144A 9.500% 7/31/27 CCC- 24,000
100 Endo Dac / Endo Finance LLC / Endo Finco Inc, 144A 6.000% 6/30/28 C 6,500
100 Endo Luxembourg Finance Co I Sarl / Endo US Inc, 144A
(3)
6.125% 4/01/29 B- 80,250
90 Energizer Holdings Inc, 144A 4.750% 6/15/28 B 76,447
150 EnLink Midstream LLC, 144A 5.625% 1/15/28 BB+ 145,599
450 EQM Midstream Partners LP, 144A 6.500% 7/01/27 BB- 450,931
300 EQM Midstream Partners LP 5.500% 7/15/28 BB- 283,518
25 Gap Inc/The, 144A (3) 3.625% 10/01/29 BB- 18,336
5 Gartner Inc, 144A 4.500% 7/01/28 BB- 4,811
4 Gartner Inc, 144A 3.625% 6/15/29 BB- 3,653
140 Gates Global LLC / Gates Corp, 144A 6.250% 1/15/26 B- 136,872
110 Glatfelter Corp, 144A (3) 4.750% 11/15/29 BB 74,937
200 Go Daddy Operating Co LLC / GD Finance Co Inc, 144A 5.250% 12/01/27 BB- 195,068
140 Grand Canyon University 4.125% 10/01/24 BB+ 133,742
250 Gray Television Inc, 144A 7.000% 5/15/27 B 251,562
800 Gray Television Inc, 144A 4.750% 10/15/30 B 687,766
630 GrubHub Holdings Inc, 144A 5.500% 7/01/27 B- 429,187
110 H&E Equipment Services Inc, 144A 3.875% 12/15/28 B 95,425
100 Hawaiian Brand Intellectual Property Ltd / HawaiianMiles
Loyalty Ltd, 144A
5.750% 1/20/26 B+ 97,209
100 Herbalife Nutrition Ltd / HLF Financing Inc, 144A 7.875% 9/01/25 B+ 93,750
1,210 Herc Holdings Inc, 144A 5.500% 7/15/27 B+ 1,210,000
350 Hertz Corp/The, 144A 4.625% 12/01/26 CCC+ 311,500
450 Hertz Corp/The, 144A 5.000% 12/01/29 CCC+ 384,770
60 Hilton Domestic Operating Co Inc 4.875% 1/15/30 BB 58,275
1,000 Hilton Grand Vacations Borrower Escrow LLC / Hilton
Grand Vacations Borrower Esc, 144A
5.000% 6/01/29 B 884,825
500 Hilton Grand Vacations Borrower Escrow LLC / Hilton
Grand Vacations Borrower Esc, 144A
4.875% 7/01/31 B 420,000
100 HLF Financing Sarl LLC / Herbalife International Inc, 144A 4.875% 6/01/29 B+ 73,856
170 Hologic Inc, 144A 3.250% 2/15/29 BB 154,060
100 Horizon Therapeutics USA Inc, 144A 5.500% 8/01/27 B+ 99,190
7 Howmet Aerospace Inc (3) 6.875% 5/01/25 BB+ 7,367
160 IAA Inc, 144A 5.500% 6/15/27 B 159,905
150 iHeartCommunications Inc 6.375% 5/01/26 B+ 145,965
300 iHeartCommunications Inc (3) 8.375% 5/01/27 CCC+ 270,840
150 iHeartCommunications Inc, 144A 5.250% 8/15/27 B+ 137,130
150 iHeartCommunications Inc, 144A (3) 4.750% 1/15/28 B+ 134,756
100 Ingevity Corp, 144A 3.875% 11/01/28 BB- 88,731
200 IQVIA Inc, 144A 5.000% 5/15/27 BB- 200,323
120 Iron Mountain Inc, 144A 5.250% 3/15/28 BB- 114,600
100 Iron Mountain Inc, 144A 5.000% 7/15/28 BB- 95,106
390 Iron Mountain Inc, 144A 4.875% 9/15/29 BB- 357,931

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Industrial (continued)
$ 110 Iron Mountain Inc, 144A 5.250% 7/15/30 BB- $ 102,908
160 Iron Mountain Information Management Services Inc, 144A 5.000% 7/15/32 BB- 144,263
300 ITT Holdings LLC, 144A 6.500% 8/01/29 B 257,807
200 Jazz Securities DAC, 144A 4.375% 1/15/29 BB 192,570
150 Lamb Weston Holdings Inc, 144A 4.875% 5/15/28 BB- 146,138
250 Level 3 Financing Inc, 144A 4.250% 7/01/28 BB 218,113
300 Lions Gate Capital Holdings LLC, 144A (3) 5.500% 4/15/29 B- 244,210
50 Lithia Motors Inc, 144A 3.875% 6/01/29 BB 44,488
150 Lumen Technologies Inc, 144A 4.000% 2/15/27 BB+ 138,003
270 Marriott Ownership Resorts Inc, 144A 4.500% 6/15/29 B+ 234,390
90 Masonite International Corp, 144A 5.375% 2/01/28 BB+ 87,975
150 Match Group Holdings II LLC, 144A 4.625% 6/01/28 BB- 142,047
150 Match Group Holdings II LLC, 144A 4.125% 8/01/30 BB- 134,178
150 Match Group Holdings II LLC, 144A 3.625% 10/01/31 BB- 128,136
160 Mattel Inc, 144A 3.375% 4/01/26 BB+ 151,732
150 Mattel Inc, 144A 3.750% 4/01/29 BB+ 138,563
100 McGraw-Hill Education Inc, 144A 5.750% 8/01/28 B 89,691
110 McGraw-Hill Education Inc, 144A 8.000% 8/01/29 CCC 92,400
120 Mercer International Inc 5.125% 2/01/29 B+ 112,350
150 Methanex Corp 5.250% 12/15/29 BB 132,364
130 Michaels Cos Inc/The, 144A (3) 5.250% 5/01/28 B 108,225
200 ModivCare Inc, 144A 5.875% 11/15/25 B 195,113
100 MPH Acquisition Holdings LLC, 144A 5.500% 9/01/28 B+ 93,000
50 Murphy Oil USA Inc 4.750% 9/15/29 BB 48,369
50 Murphy Oil USA Inc, 144A (3) 3.750% 2/15/31 BB 45,621
50 NCL Corp Ltd, 144A (3) 3.625% 12/15/24 CCC+ 43,000
3 NCR Corp, 144A 5.750% 9/01/27 B+ 2,934
181 NCR Corp, 144A 5.000% 10/01/28 B+ 172,169
3 NCR Corp, 144A (3) 6.125% 9/01/29 B+ 2,921
130 Netflix Inc 5.875% 11/15/28 BB+ 134,862
100 Newell Brands Inc 4.875% 6/01/25 BB+ 101,000
500 Nexstar Media Inc, 144A 5.625% 7/15/27 B 501,395
630 Nexstar Media Inc, 144A (3) 4.750% 11/01/28 B 587,475
1,750 Nielsen Finance LLC / Nielsen Finance Co, 144A 5.625% 10/01/28 B 1,715,000
150 Nielsen Finance LLC / Nielsen Finance Co, 144A 4.500% 7/15/29 B 141,041
250 Nielsen Finance LLC / Nielsen Finance Co, 144A 5.875% 10/01/30 B 245,313
800 Nielsen Finance LLC / Nielsen Finance Co, 144A 4.750% 7/15/31 B 760,420
150 NuStar Logistics LP 5.750% 10/01/25 BB- 145,740
150 NuStar Logistics LP 6.000% 6/01/26 BB- 147,452
150 NuStar Logistics LP 6.375% 10/01/30 BB- 138,284
60 ON Semiconductor Corp, 144A 3.875% 9/01/28 BB 55,547
200 Open Text Corp, 144A 3.875% 2/15/28 BB 183,992
200 Open Text Holdings Inc, 144A 4.125% 12/01/31 BB 178,031
250 Option Care Health Inc, 144A 4.375% 10/31/29 B- 228,125
700 ORGANON & CO/ORG, 144A 4.125% 4/30/28 BB 661,850
410 ORGANON & CO/ORG, 144A 5.125% 4/30/31 B+ 383,863
200 Outfront Media Capital LLC / Outfront Media Capital Corp,
144A
5.000% 8/15/27 B 188,934
500 Outfront Media Capital LLC / Outfront Media Capital Corp,
144A
4.250% 1/15/29 B 427,340
100 Outfront Media Capital LLC / Outfront Media Capital Corp,
144A
4.625% 3/15/30 B 84,482
210 Owens & Minor Inc, 144A 4.500% 3/31/29 B 188,748
500 Par Pharmaceutical Inc, 144A 7.500% 4/01/27 CCC 402,915
120 Parkland Corp, 144A 5.875% 7/15/27 BB- 117,000
791 Performance Food Group Inc, 144A 5.500% 10/15/27 B 779,459
1,185 Performance Food Group Inc, 144A 4.250% 8/01/29 B 1,052,991
200 Plantronics Inc, 144A 4.750% 3/01/29 B 201,500
100 Post Holdings Inc, 144A (3) 5.625% 1/15/28 B 98,500
250 PRA Health Sciences Inc, 144A 2.875% 7/15/26 BB+ 236,773

Nuveen ESG High Yield Corporate Bond ETF (NUHY)
(continued)
Portfolio of Investments
July 31, 2022

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Industrial (continued)
$ 120 Prestige Brands Inc, 144A 3.750% 4/01/31 B $ 103,200
200 Prime Security Services Borrower LLC / Prime Finance Inc,
144A
5.750% 4/15/26 BB- 203,254
1,300 Prime Security Services Borrower LLC / Prime Finance Inc,
144A
6.250% 1/15/28 B- 1,191,684
100 PTC Inc, 144A 3.625% 2/15/25 BB- 97,495
100 PTC Inc, 144A 4.000% 2/15/28 BB- 94,848
760 Rackspace Technology Global Inc, 144A (3) 3.500% 2/15/28 B+ 628,119
200 Rackspace Technology Global Inc, 144A 5.375% 12/01/28 CCC+ 146,983
301 Rakuten Group Inc, 144A (3) 5.125% N/A (4) B+ 239,626
355 Rakuten Group Inc, 144A (3) 6.250% N/A (4) B+ 284,887
800 Realogy Group LLC / Realogy Co-Issuer Corp, 144A 5.750% 1/15/29 B 653,312
225 Rite Aid Corp, 144A 7.500% 7/01/25 B- 195,608
330 Rite Aid Corp, 144A (3) 8.000% 11/15/26 B- 279,479
350 Royal Caribbean Cruises Ltd, 144A 11.500% 6/01/25 BB- 374,916
250 Royal Caribbean Cruises Ltd, 144A 4.250% 7/01/26 B 196,237
200 Royal Caribbean Cruises Ltd, 144A 5.500% 8/31/26 B 157,951
200 Royal Caribbean Cruises Ltd, 144A 5.375% 7/15/27 B 155,000
50 Sabre GLBL Inc, 144A 9.250% 4/15/25 B 50,870
840 SBA Communications Corp 3.875% 2/15/27 B+ 800,386
150 Scripps Escrow II Inc, 144A 3.875% 1/15/29 BB 134,570
570 Scripps Escrow II Inc, 144A 5.375% 1/15/31 B 477,375
300 Scripps Escrow Inc, 144A 5.875% 7/15/27 B 287,397
260 Seagate HDD Cayman 4.091% 6/01/29 BB+ 236,331
250 SeaWorld Parks & Entertainment Inc, 144A (3) 5.250% 8/15/29 CCC+ 224,125
1,440 Select Medical Corp, 144A 6.250% 8/15/26 B- 1,441,872
220 Sensata Technologies BV, 144A 4.000% 4/15/29 BB- 200,046
100 Sensata Technologies Inc, 144A 3.750% 2/15/31 BB- 86,889
170 Service Corp International/US (3) 5.125% 6/01/29 BB- 170,000
150 Service Corp International/US 4.000% 5/15/31 BB- 138,007
235 Sirius XM Radio Inc, 144A 3.125% 9/01/26 BB- 221,504
310 Sirius XM Radio Inc, 144A 5.000% 8/01/27 BB- 307,449
290 Sirius XM Radio Inc, 144A 5.500% 7/01/29 BB- 284,925
300 Sirius XM Radio Inc, 144A 4.125% 7/01/30 BB- 270,855
190 Sirius XM Radio Inc, 144A 3.875% 9/01/31 BB- 165,300
380 Sotheby's, 144A 7.375% 10/15/27 B 365,650
100 Spectrum Brands Inc, 144A 3.875% 3/15/31 B 82,000
250 Spirit AeroSystems Inc, 144A 7.500% 4/15/25 B 249,023
200 Spirit Loyalty Cayman Ltd / Spirit IP Cayman Ltd, 144A 8.000% 9/20/25 BB 208,998
300 SPX FLOW Inc, 144A (3) 8.750% 4/01/30 CCC 247,875
50 Suburban Propane Partners LP/Suburban Energy Finance
Corp, 144A
5.000% 6/01/31 B+ 45,551
100 Summit Materials LLC / Summit Materials Finance Corp,
144A
5.250% 1/15/29 BB- 94,144
230 Sunoco LP / Sunoco Finance Corp 6.000% 4/15/27 BB 228,837
200 Sunoco LP / Sunoco Finance Corp 4.500% 5/15/29 BB 179,968
130 Superior Plus LP / Superior General Partner Inc, 144A 4.500% 3/15/29 BB- 119,600
150 Surgery Center Holdings Inc, 144A (3) 10.000% 4/15/27 CCC 152,645
600 Switch Ltd, 144A 3.750% 9/15/28 B+ 600,192
600 Switch Ltd, 144A 4.125% 6/15/29 B+ 607,158
100 Tallgrass Energy Partners LP / Tallgrass Energy Finance
Corp, 144A
6.000% 9/01/31 BB- 90,100
190 TEGNA Inc 5.000% 9/15/29 BB- 185,736
150 Teleflex Inc 4.625% 11/15/27 BB- 147,521
150 Teleflex Inc, 144A 4.250% 6/01/28 BB- 141,394
100 Tempur Sealy International Inc, 144A 4.000% 4/15/29 BB+ 86,156
800 Tenet Healthcare Corp, 144A 4.875% 1/01/26 BB- 787,920
300 Tenet Healthcare Corp, 144A 6.250% 2/01/27 B+ 303,501
551 Tenet Healthcare Corp, 144A 5.125% 11/01/27 BB- 542,735
230 Tenet Healthcare Corp, 144A 4.625% 6/15/28 BB- 217,036
300 Tenet Healthcare Corp, 144A 6.125% 10/01/28 B- 292,500

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Industrial (continued)
$ 400 Tenet Healthcare Corp, 144A 4.250% 6/01/29 BB- $ 372,000
400 Tenet Healthcare Corp, 144A 4.375% 1/15/30 BB- 371,568
270 Terex Corp, 144A 5.000% 5/15/29 B 240,943
650 Thor Industries Inc, 144A (3) 4.000% 10/15/29 B+ 526,624
70 TopBuild Corp, 144A 4.125% 2/15/32 BB 60,907
60 TransDigm Inc 4.875% 5/01/29 B- 53,685
100 Transocean Inc, 144A (3) 11.500% 1/30/27 CCC- 94,761
100 Travel + Leisure Co, 144A 6.625% 7/31/26 BB- 101,702
100 Travel + Leisure Co, 144A 4.500% 12/01/29 BB- 86,096
290 TreeHouse Foods Inc (3) 4.000% 9/01/28 CCC+ 252,300
148 Triumph Group Inc, 144A 8.875% 6/01/24 B 153,087
200 Triumph Group Inc, 144A 6.250% 9/15/24 CCC- 191,500
1,170 Trivium Packaging Finance BV, 144A 5.500% 8/15/26 B 1,152,450
600 Trivium Packaging Finance BV, 144A (3) 8.500% 8/15/27 CCC 572,919
1,000 Tronox Inc, 144A 4.625% 3/15/29 B+ 862,022
250 TTM Technologies Inc, 144A 4.000% 3/01/29 BB- 220,891
130 Twilio Inc (3) 3.875% 3/15/31 BB- 115,162
150 Twitter Inc, 144A 3.875% 12/15/27 BB 142,725
200 Twitter Inc, 144A 5.000% 3/01/30 BB 193,053
900 Uber Technologies Inc, 144A 7.500% 5/15/25 B- 914,106
750 Uber Technologies Inc, 144A 7.500% 9/15/27 B- 759,375
650 Uber Technologies Inc, 144A (3) 6.250% 1/15/28 B- 639,295
570 Uber Technologies Inc, 144A 4.500% 8/15/29 B- 509,455
150 United Natural Foods Inc, 144A 6.750% 10/15/28 B- 150,938
14 United Rentals North America Inc 4.875% 1/15/28 BB 13,977
303 United Rentals North America Inc 5.250% 1/15/30 BB 306,325
99 United Rentals North America Inc 4.000% 7/15/30 BB 91,080
670 Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC,
144A
7.875% 2/15/25 B 674,188
700 Uniti Group LP / Uniti Group Finance Inc / CSL Capital LLC,
144A
4.750% 4/15/28 B 616,084
260 Univar Solutions USA Inc/Washington, 144A 5.125% 12/01/27 BB 251,490
110 Univision Communications Inc, 144A 6.625% 6/01/27 B+ 110,275
100 UPC Holding BV, 144A 5.500% 1/15/28 B 91,323
360 US Foods Inc, 144A 6.250% 4/15/25 B+ 366,750
260 US Foods Inc, 144A 4.750% 2/15/29 B- 242,693
250 Vail Resorts Inc, 144A 6.250% 5/15/25 B+ 255,600
210 Valvoline Inc, 144A 4.250% 2/15/30 BB- 190,550
200 VEON Holdings BV, 144A 3.375% 11/25/27 N/R 89,725
300 Victoria's Secret & Co, 144A 4.625% 7/15/29 B+ 248,340
100 Videotron Ltd, 144A 5.125% 4/15/27 BB+ 97,000
150 Videotron Ltd, 144A (3) 3.625% 6/15/29 BB+ 130,878
210 Vista Outdoor Inc, 144A 4.500% 3/15/29 B+ 159,600
320 Vodafone Group PLC 7.000% 4/04/79 BB+ 336,400
100 Vodafone Group PLC 4.125% 6/04/81 BB+ 80,946
200 VZ Secured Financing BV, 144A 5.000% 1/15/32 B+ 178,362
1,110 Weatherford International Ltd, 144A 6.500% 9/15/28 B+ 1,056,121
1,300 Weatherford International Ltd, 144A 8.625% 4/30/30 B- 1,175,590
200 Weir Group PLC/The, 144A 2.200% 5/13/26 BB+ 177,092
521 WESCO Distribution Inc, 144A 7.250% 6/15/28 BB- 539,761
240 Western Midstream Operating LP 5.300% 2/01/30 BB+ 224,450
500 Williams Scotsman International Inc, 144A 4.625% 8/15/28 B 468,828
100 Windstream Escrow LLC / Windstream Escrow Finance
Corp, 144A (3)
7.750% 8/15/28 B 89,540
140 Wyndham Hotels & Resorts Inc, 144A 4.375% 8/15/28 BB- 128,619
310 Xerox Holdings Corp, 144A 5.500% 8/15/28 BB 276,155
20 XPO Logistics Inc, 144A 6.250% 5/01/25 B+ 20,300
560 Yum! Brands Inc, 144A 4.750% 1/15/30 BB- 544,544
310 Zayo Group Holdings Inc, 144A (3) 6.125% 3/01/28 CCC+ 240,250
410 Ziggo BV, 144A 4.875% 1/15/30 B+ 378,491

Nuveen ESG High Yield Corporate Bond ETF (NUHY)
(continued)
Portfolio of Investments
July 31, 2022

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Industrial (continued)
$ 150 ZipRecruiter Inc, 144A 5.000% 1/15/30 BB- $ 133,976
200 ZoomInfo Technologies LLC/ZoomInfo Finance Corp, 144A 3.875% 2/01/29 B+ 179,000
90,491 Total Industrial 81,605,293
Utility - 1.5%
200 Clearway Energy Operating LLC, 144A 4.750% 3/15/28 BB 193,500
100 Clearway Energy Operating LLC, 144A 3.750% 2/15/31 BB 87,563
160 Drax Finco PLC, 144A 6.625% 11/01/25 BB+ 158,475
900 Enviva Partners LP / Enviva Partners Finance Corp, 144A 6.500% 1/15/26 B+ 892,377
100 NextEra Energy Operating Partners LP, 144A 4.250% 7/15/24 BB+ 99,077
1,460 Total Utility 1,430,992
$ 104,741 Total Corporate Debt (cost $104,236,438) 94,381,092
Total Long-Term Investments (cost $104,236,438) 94,381,092
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   8.9%
MONEY MARKET FUNDS - 8.9%
8,587,122 State Street Navigator Securities Lending Government
Money Market Portfolio (5)
2.300%(6) $ 8,587,122
Total Investments Purchased with Collateral from Securities Lending (cost $8,587,122) 8,587,122
Total Investments (cost $ 112,823,560 ) - 106 .5% 102,968,214
Other Assets Less Liabilities - (6.5)% (6,316,556)
Net Assets - 100% $ 96,651,658
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch. Ratings are not covered by the report of independent registered public accounting firm.
(3) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $8,271,087.
(4) Perpetual security. Maturity date is not applicable.
(5) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(6) The rate shown is the one-day yield as of the end of the reporting period.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
REIT Real Estate Investment Trust
See accompanying notes to financial statements

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
Portfolio of Investments July 31, 2022
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
LONG-TERM INVESTMENTS - 99.2%
U.S. TREASURY - 37.6%
$ 1,300 United States Treasury Note/Bond 0.125% 8/31/23 AAA $ 1,260,797
3,450 United States Treasury Note/Bond 0.375% 10/31/23 AAA 3,341,918
4,000 United States Treasury Note/Bond 0.500% 11/30/23 AAA 3,871,719
1,346 United States Treasury Note/Bond 2.875% 11/30/23 AAA 1,344,633
100 United States Treasury Note/Bond 0.750% 12/31/23 AAA 96,953
200 United States Treasury Note/Bond 0.875% 1/31/24 AAA 193,875
1,411 United States Treasury Note/Bond 2.500% 1/31/24 AAA 1,401,520
1,814 United States Treasury Note/Bond 2.250% 4/30/24 AAA 1,792,884
4,672 United States Treasury Note/Bond 2.000% 5/31/24 AAA 4,596,080
262 United States Treasury Note/Bond 1.250% 8/31/24 AAA 253,321
3,090 United States Treasury Note/Bond 2.125% 9/30/24 AAA 3,041,719
1,454 United States Treasury Note/Bond 2.125% 11/30/24 AAA 1,429,123
600 United States Treasury Note/Bond 1.125% 1/15/25 AAA 575,344
2,824 United States Treasury Note/Bond 1.375% 1/31/25 AAA 2,722,513
1,500 United States Treasury Note/Bond 0.250% 5/31/25 AAA 1,394,531
950 United States Treasury Note/Bond 0.250% 8/31/25 AAA 877,822
3,900 United States Treasury Note/Bond 0.250% 9/30/25 AAA 3,597,293
800 United States Treasury Note/Bond 0.250% 10/31/25 AAA 736,625
1,820 United States Treasury Note/Bond 0.375% 11/30/25 AAA 1,679,945
1,300 United States Treasury Note/Bond 0.375% 12/31/25 AAA 1,197,777
3,500 United States Treasury Note/Bond 0.375% 1/31/26 AAA 3,218,906
500 United States Treasury Note/Bond 0.500% 2/28/26 AAA 461,152
1,900 United States Treasury Note/Bond 0.750% 3/31/26 AAA 1,766,035
3,200 United States Treasury Note/Bond 0.750% 4/30/26 AAA 2,970,250
700 United States Treasury Note/Bond 0.750% 5/31/26 AAA 648,566
1,700 United States Treasury Note/Bond 0.875% 6/30/26 AAA 1,580,934
1,100 United States Treasury Note/Bond 0.625% 7/31/26 AAA 1,011,570
1,450 United States Treasury Note/Bond 0.750% 8/31/26 AAA 1,338,588
2,600 United States Treasury Note/Bond 0.875% 9/30/26 AAA 2,409,469
900 United States Treasury Note/Bond 1.125% 10/31/26 AAA 841,816
1,600 United States Treasury Note/Bond 1.250% 11/30/26 AAA 1,503,625
1,100 United States Treasury Note/Bond 1.250% 12/31/26 AAA 1,032,625
1,750 United States Treasury Note/Bond 1.875% 2/28/27 AAA 1,687,178
500 United States Treasury Note/Bond 2.500% 3/31/27 AAA 495,293
1,250 United States Treasury Note/Bond 2.875% 4/30/27 AAA 1,251,855
2,000 United States Treasury Note/Bond 2.625% 5/31/27 AAA 1,993,438
900 United States Treasury Note/Bond 0.500% 6/30/27 AAA 808,383
2,500 United States Treasury Note/Bond 3.250% 6/30/27 AAA 2,562,500
2,186 United States Treasury Note/Bond 2.250% 8/15/27 AAA 2,136,132
888 United States Treasury Note/Bond 2.250% 11/15/27 AAA 866,147
2,344 United States Treasury Note/Bond 2.750% 2/15/28 AAA 2,343,634
650 United States Treasury Note/Bond 1.375% 10/31/28 AAA 599,244
300 United States Treasury Note/Bond 1.750% 1/31/29 AAA 282,867
1,470 United States Treasury Note/Bond 2.375% 5/15/29 AAA 1,438,935
514 United States Treasury Note/Bond 1.625% 8/15/29 AAA 479,727
100 United States Treasury Note/Bond 0.625% 5/15/30 AAA 85,688
1,000 United States Treasury Note/Bond 1.875% 2/15/32 AAA 933,438
3,050 United States Treasury Note/Bond 2.875% 5/15/32 AAA 3,104,805
200 United States Treasury Note/Bond 1.125% 8/15/40 AAA 141,984
1,300 United States Treasury Note/Bond 1.875% 2/15/41 AAA 1,045,941
500 United States Treasury Note/Bond 2.250% 5/15/41 AAA 428,027
1,050 United States Treasury Note/Bond 1.750% 8/15/41 AAA 820,313
198 United States Treasury Note/Bond 2.000% 11/15/41 AAA 161,648
1,400 United States Treasury Note/Bond 2.250% 2/15/42 AAA 1,219,313
3,900 United States Treasury Note/Bond 3.250% 5/15/42 AAA 3,904,266
1,964 United States Treasury Note/Bond 2.750% 8/15/42 AAA 1,807,417
4,571 United States Treasury Note/Bond 2.750% 8/15/47 AAA 4,169,073

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
(continued)
Portfolio of Investments
July 31, 2022

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
$ 2,050 United States Treasury Note/Bond 1.250% 5/15/50 AAA $ 1,338,025
700 United States Treasury Note/Bond 1.375% 8/15/50 AAA 472,281
200 United States Treasury Note/Bond 1.625% 11/15/50 AAA 144,156
3,800 United States Treasury Note/Bond 1.875% 2/15/51 AAA 2,920,953
1,100 United States Treasury Note/Bond 2.375% 5/15/51 AAA 951,113
700 United States Treasury Note/Bond 2.250% 2/15/52 AAA 590,297
1,350 United States Treasury Note/Bond 2.875% 5/15/52 AAA 1,305,703
$ 103,428 Total U.S. Treasury (cost $103,573,686) 96,679,702
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
SECURITIZED - 29.8%
50 AmeriCredit Automobile Receivables Trust 2021-22021 2 1.010% 1/19/27 A+ 46,579
20 BA Credit Card Trust2021 A1 0.440% 9/15/26 AAA 19,070
200 Bank 2019-BNK192019 BN19 2.926% 8/15/61 AAA 187,961
100 BANK 2021-BNK342021 BN34 1.935% 6/15/63 AAA 92,034
100 BANK 2021-BNK352021 BN35 2.067% 6/15/64 AAA 90,136
500 BBCMS Mortgage Trust 2020-C62020 C6 2.690% 2/15/53 AAA 484,551
200 Benchmark 2021-B24 Mortgage Trust2021 B24 2.264% 3/15/54 AAA 177,454
100 Benchmark 2021-B27 Mortgage Trust2021 B27 2.703% 7/15/54 A- 76,650
100 Benchmark 2021-B28 Mortgage Trust2021 B28 2.073% 8/15/54 AAA 89,987
100 Capital One Multi-Asset Execution Trust2022 A2 3.490% 5/15/27 AAA 100,429
367 Capital One Multi-Asset Execution Trust 2019-A22019 A2 1.720% 8/15/24 AAA 366,876
51 Carmax Auto Owner Trust 2020-12020 1 1.890% 12/16/24 AAA 50,658
100 CarMax Auto Owner Trust 2022-12022 1 1.700% 8/16/27 AAA 94,314
75 Carvana Auto Receivables Trust 2022-N12022 N1, 144A 4.130% 12/11/28 BBB 72,798
100 Citibank Credit Card Issuance Trust 2018-A32018 A3 3.290% 5/23/25 AAA 99,894
180 Citigroup Commercial Mortgage Trust 2016-C12016 C1 3.209% 5/10/49 AAA 175,531
500 COMM 2015-LC19 Mortgage Trust2015 LC19 3.183% 2/10/48 AAA 491,222
100 Discover Card Execution Note Trust2021 A1 0.580% 9/15/26 AAA 94,478
100 Exeter Automobile Receivables Trust 2022-1A2022 1A 2.180% 6/15/26 AA 97,132
1,440 Fannie Mae Pool 2.000% 8/01/51 N/R 1,298,630
297 Fannie Mae Pool2022 1 3.500% 6/01/52 AAA 294,208
447 Fannie Mae Pool 5.000% 6/01/52 AAA 461,348
400 Fannie Mae Pool, (WI/DD, Settling 8/11/22) 4.000% 7/01/52 AAA 402,492
348 Fannie Mae Pool 4.000% 7/01/52 AAA 350,381
600 Fannie Mae Pool, (WI/DD, Settling 8/11/22) 4.500% 7/01/52 AAA 611,193
796 Fannie Mae Pool 4.500% 7/01/52 AAA 810,891
1,100 Fannie Mae Pool, (WI/DD, Settling 8/11/22) 5.000% 8/01/52 AAA 1,131,174
1,100 Fannie Mae Pool, (WI/DD, Settling 8/11/22) 5.500% 8/01/52 AAA 1,141,741
1,795 Fannie Mae Pool FM5488 4.000% 5/01/49 N/R 1,829,166
2,656 Fannie Mae Pool FM5665 3.500% 8/01/48 N/R 2,668,932
290 Fannie Mae Pool MA2941 3.500% 3/01/32 N/R 293,775
338 Fannie Mae Pool MA3120 3.500% 9/01/47 N/R 339,108
889 Fannie Mae Pool MA3143 3.000% 9/01/47 N/R 868,907
59 Fannie Mae Pool MA3182 3.500% 11/01/47 N/R 58,586
204 Fannie Mae Pool MA3358 4.500% 5/01/48 N/R 208,901
84 Fannie Mae Pool MA3392 3.500% 6/01/33 N/R 85,221
184 Fannie Mae Pool MA3490 4.000% 10/01/33 N/R 187,991
113 Fannie Mae Pool MA3536 4.000% 12/01/48 N/R 115,094
189 Fannie Mae Pool MA3574 3.500% 1/01/49 N/R 189,383
1,094 Fannie Mae Pool MA3774 3.000% 9/01/49 N/R 1,060,423
64 Fannie Mae Pool MA3828 3.000% 11/01/34 N/R 64,252
128 Fannie Mae Pool MA3865 3.000% 12/01/34 N/R 127,711
133 Fannie Mae Pool MA3890 3.000% 1/01/40 N/R 131,084
736 Fannie Mae Pool MA3905 3.000% 1/01/50 N/R 711,507
155 Fannie Mae Pool MA3957 3.500% 3/01/35 N/R 157,091
668 Fannie Mae Pool MA4074 2.000% 7/01/35 N/R 635,768
594 Fannie Mae Pool MA4123 2.000% 9/01/35 N/R 565,378
589 Fannie Mae Pool MA4180 2.500% 11/01/35 N/R 574,177
2,213 Fannie Mae Pool MA4182 2.000% 11/01/50 N/R 1,996,641
1,425 Fannie Mae Pool MA4208 2.000% 12/01/50 N/R 1,285,455

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
$ 893 Fannie Mae Pool MA4254 1.500% 2/01/51 N/R $ 770,665
979 Fannie Mae Pool MA4255 2.000% 2/01/51 N/R 883,304
808 Fannie Mae Pool MA4268 2.000% 2/01/41 N/R 747,911
566 Fannie Mae Pool MA4278 1.500% 3/01/36 N/R 525,802
688 Fannie Mae Pool MA4298 2.500% 3/01/36 N/R 672,118
167 Fannie Mae Pool MA4302 1.500% 4/01/36 N/R 155,234
364 Fannie Mae Pool MA4304 1.500% 4/01/51 N/R 314,319
2,489 Fannie Mae Pool MA43052021 MTGE 2.000% 4/01/51 N/R 2,243,901
132 Fannie Mae Pool MA4310 1.500% 4/01/41 N/R 117,816
77 Fannie Mae Pool MA43162021 MTGE 2.500% 4/01/36 N/R 75,506
899 Fannie Mae Pool MA4325 2.000% 5/01/51 N/R 809,518
352 Fannie Mae Pool MA4327 3.000% 5/01/51 N/R 339,653
198 Fannie Mae Pool MA4330 2.500% 5/01/36 N/R 192,599
614 Fannie Mae Pool MA4334 2.500% 5/01/41 N/R 584,411
90 Fannie Mae Pool MA4337 4.000% 4/01/51 N/R 90,572
1,911 Fannie Mae Pool MA43552021 MTGE 2.000% 6/01/51 N/R 1,723,637
689 Fannie Mae Pool MA4357 3.000% 6/01/51 N/R 665,569
347 Fannie Mae Pool MA4359 1.500% 6/01/36 N/R 322,176
81 Fannie Mae Pool MA43612021 MTGE 2.500% 6/01/36 N/R 78,483
92 Fannie Mae Pool MA4364 2.000% 6/01/41 N/R 85,451
87 Fannie Mae Pool MA4366 2.500% 6/01/41 N/R 82,559
188 Fannie Mae Pool MA4377 1.500% 7/01/51 N/R 161,937
276 Fannie Mae Pool MA4378 2.000% 7/01/51 N/R 248,813
269 Fannie Mae Pool MA4387 2.000% 7/01/41 N/R 249,089
473 Fannie Mae Pool MA4397 1.500% 8/01/51 N/R 408,184
178 Fannie Mae Pool MA4402 1.500% 8/01/36 N/R 164,974
367 Fannie Mae Pool MA4423 2.500% 9/01/41 N/R 349,218
1,043 Fannie Mae Pool MA44372021 MA4437 2.000% 10/01/51 N/R 940,445
371 Fannie Mae Pool MA4439 3.000% 10/01/51 N/R 357,665
383 Fannie Mae Pool MA4465 2.000% 11/01/51 N/R 345,167
7,771 Fannie Mae Pool MA4493 2.500% 12/01/51 N/R 7,256,440
1,550 Fannie Mae Pool MA45112021 2021 2.000% 12/01/51 N/R 1,396,322
915 Fannie Mae Pool MA4512 2.500% 1/01/52 N/R 854,120
522 Fannie Mae Pool MA45132021 2021 3.000% 1/01/52 N/R 503,864
330 Fannie Mae Pool MA4516 2.000% 1/01/37 N/R 314,092
1,299 Fannie Mae Pool MA4536 2.000% 2/01/37 N/R 1,236,248
1,564 Fannie Mae Pool MA4549 3.000% 2/01/52 N/R 1,508,395
2,795 Fannie Mae Pool MA4563 2.500% 3/01/52 N/R 2,607,869
970 Fannie Mae Pool MA4565 3.500% 3/01/52 N/R 960,670
491 Fannie Mae Pool MA4579 3.000% 4/01/52 N/R 472,992
690 Fannie Mae Pool MA46442022 1 4.000% 5/01/52 N/R 694,094
990 Fannie Mae Pool MA4684 4.500% 6/01/52 N/R 1,008,948
397 Fannie Mae Pool MA4709 5.000% 7/01/52 AAA 408,020
250 Fannie Mae-Aces 2018-M102018 M10 3.364% 7/25/28 N/R 252,158
195 Fannie Mae-Aces 2018-M72018 M7 3.046% 3/25/28 N/R 194,039
100 Ford Credit Auto Owner Trust 2022-A2022 A 1.290% 6/15/26 AAA 96,399
100 Ford Credit Floorplan Master Owner Trust 2017-32017 3 2.480% 9/15/24 AAA 99,959
800 Freddie Mac Multifamily Structured Pass Through
Certificates2019 K735
2.862% 5/25/26 N/R 791,499
100 Freddie Mac Multifamily Structured Pass Through
Certificates2021 K742
0.861% 6/25/27 AAA 92,315
62 Freddie Mac Multifamily Structured Pass Through
Certificates2021 K742
1.760% 3/25/28 AAA 57,512
100 Freddie Mac Multifamily Structured Pass Through
Certificates2021 K743
1.770% 5/25/28 AAA 92,526
335 Freddie Mac Multifamily Structured Pass Through
Certificates2019 K094
2.701% 4/25/29 N/R 329,716
97 Freddie Mac Multifamily Structured Pass Through
Certificates2021 K125
1.101% 8/25/30 AAA 87,503
99 Freddie Mac Multifamily Structured Pass Through
Certificates2021 K127
1.353% 11/25/30 AAA 89,908
100 Freddie Mac Multifamily Structured Pass Through
Certificates2021 K129
1.647% 5/25/31 N/R 86,933

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
(continued)
Portfolio of Investments
July 31, 2022

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
$ 99 Freddie Mac Multifamily Structured Pass Through
Certificates2021 1520
2.007% 7/25/35 N/R $ 90,724
848 Ginnie Mae II Pool 4.000% 6/20/52 AAA 857,610
249 Ginnie Mae II Pool 4.500% 6/20/52 AAA 254,502
499 Ginnie Mae II Pool 5.000% 6/20/52 AAA 512,498
500 Ginnie Mae II Pool 4.500% 7/20/52 AAA 510,215
200 Ginnie Mae II Pool, (WI/DD, Settling 8/18/22) 4.000% 8/20/52 AAA 202,318
200 Ginnie Mae II Pool, (WI/DD, Settling 8/18/22) 4.500% 8/20/52 AAA 204,054
200 Ginnie Mae II Pool, (WI/DD, Settling 8/18/22) 5.000% 8/20/52 AAA 205,392
533 Ginnie Mae II Pool MA3663 3.500% 5/20/46 N/R 537,969
69 Ginnie Mae II Pool MA5264 4.000% 6/20/48 N/R 69,914
79 Ginnie Mae II Pool MA5398 4.000% 8/20/48 N/R 80,361
484 Ginnie Mae II Pool MA6038 3.000% 7/20/49 N/R 473,979
222 Ginnie Mae II Pool MA6283 3.000% 11/20/49 N/R 216,831
864 Ginnie Mae II Pool MA6338 3.000% 12/20/49 AAA 844,855
174 Ginnie Mae II Pool MA6542 3.500% 3/20/50 AAA 174,119
89 Ginnie Mae II Pool MA6600 3.500% 4/20/50 AAA 89,306
89 Ginnie Mae II Pool MA6820 3.000% 8/20/50 AAA 86,522
823 Ginnie Mae II Pool MA6864 2.000% 9/20/50 AAA 761,182
752 Ginnie Mae II Pool MA6865 2.500% 9/20/50 AAA 716,590
90 Ginnie Mae II Pool MA6931 2.500% 10/20/50 AAA 86,206
301 Ginnie Mae II Pool MA6995 2.500% 11/20/50 AAA 286,682
524 Ginnie Mae II Pool MA70512020 GNMA II 2.000% 12/20/50 AAA 483,888
266 Ginnie Mae II Pool MA7054 3.500% 12/20/50 AAA 265,895
497 Ginnie Mae II Pool MA7136 2.500% 1/20/51 N/R 472,787
564 Ginnie Mae II Pool MA73122021 MTGE 2.500% 4/20/51 AAA 537,223
622 Ginnie Mae II Pool MA7367 2.500% 5/20/51 AAA 591,739
894 Ginnie Mae II Pool MA7472 2.500% 7/20/51 AAA 849,998
879 Ginnie Mae II Pool MA7704 2.000% 11/20/51 AAA 809,990
292 Ginnie Mae II Pool MA7826 2.000% 1/20/52 AAA 269,350
194 Ginnie Mae II Pool MA7827 2.500% 1/20/52 AAA 184,358
1,632 Ginnie Mae II Pool MA7882 3.000% 2/20/52 AAA 1,591,265
491 Ginnie Mae II Pool MA7937 3.000% 3/20/52 AAA 478,661
889 Ginnie Mae II Pool MA7938 3.500% 3/20/52 AAA 886,007
498 Ginnie Mae II Pool MA8046 4.500% 5/20/52 AAA 507,701
100 GM Financial Automobile Leasing Trust 2021-22021 2 0.690% 5/20/25 AA 96,112
50 GM Financial Consumer Automobile Receivables Trust
2022-12022 1
1.260% 11/16/26 AAA 48,181
200 GS Mortgage Securities Trust 2019-GC382019 GC38 3.968% 2/10/52 AAA 199,813
100 Honda Auto Receivables 2021-2 Owner Trust2021 2 0.330% 8/15/25 AAA 96,629
50 John Deere Owner Trust2021 B 0.740% 5/15/28 AAA 46,062
100 Mercedes-Benz Auto Lease Trust 2021-B2021 B 0.400% 11/15/24 AAA 96,979
100 Morgan Stanley Capital I Trust 2021-L52021 L5 1.518% 5/15/54 AAA 91,431
100 Santander Drive Auto Receivables Trust 2021-22021 2 0.900% 6/15/26 A 97,246
100 Toyota Auto Receivables 2021-B Owner Trust2021 B 0.530% 10/15/26 AAA 93,294
90 Verizon Master Trust2021 1 0.500% 5/20/27 AAA 85,354
211 Wells Fargo Commercial Mortgage Trust 2016-C322016
C32
3.324% 1/15/59 AAA 209,429
300 Wells Fargo Commercial Mortgage Trust 2019-C492019
C49
3.760% 3/15/52 AAA 294,066
100 World Omni Auto Receivables Trust 2021-B2021 B 0.420% 6/15/26 AAA 96,349
$ 80,071 Total Securitized (cost $82,945,510) 76,505,236
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
CORPORATE DEBT - 25.9%
Financials - 8.4%
10 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.125% 7/03/23 BBB- 9,940
100 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.150% 2/15/24 BBB- 97,194
150 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.450% 10/29/26 BBB- 133,440
150 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.300% 1/30/32 BBB- 125,979

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Financials (continued)
$ 100 Aflac Inc 3.600% 4/01/30 A- $ 97,766
180 Air Lease Corp (3) 2.875% 1/15/26 BBB 168,554
10 Air Lease Corp 3.125% 12/01/30 BBB 8,429
100 Alexandria Real Estate Equities Inc 3.375% 8/15/31 BBB+ 91,353
100 Alexandria Real Estate Equities Inc 2.950% 3/15/34 BBB+ 87,044
71 Allstate Corp/The 4.500% 6/15/43 A- 68,759
10 Ally Financial Inc 5.800% 5/01/25 BBB- 10,351
10 Ally Financial Inc 8.000% 11/01/31 BBB- 11,118
110 Ally Financial Inc 8.000% 11/01/31 BBB- 124,429
40 American Campus Communities Operating Partnership LP 2.250% 1/15/29 BBB 37,912
40 American Express Co 3.400% 2/22/24 A 39,921
100 American Express Co 2.250% 3/04/25 A 96,850
200 American Express Co 1.650% 11/04/26 A 184,761
120 American International Group Inc 3.400% 6/30/30 BBB+ 113,121
52 Ameriprise Financial Inc 4.000% 10/15/23 A- 52,327
100 Arthur J Gallagher & Co 3.050% 3/09/52 BBB 71,622
30 Assurant Inc 2.650% 1/15/32 BBB- 24,319
10 Australia & New Zealand Banking Group Ltd/New York NY 3.700% 11/16/25 AA- 10,054
40 Banco Bilbao Vizcaya Argentaria SA 0.875% 9/18/23 A- 38,715
200 Banco Santander SA 4.175% 3/24/28 A- 192,367
100 Bank of America Corp 3.841% 4/25/25 A 99,768
100 Bank of America Corp 3.384% 4/02/26 A 97,679
200 Bank of America Corp 1.734% 7/22/27 A 181,432
250 Bank of America Corp 2.087% 6/14/29 A 220,814
150 Bank of America Corp 4.271% 7/23/29 A 149,136
600 Bank of America Corp 3.974% 2/07/30 A 580,841
200 Bank of America Corp 2.592% 4/29/31 A 174,870
250 Bank of America Corp 2.651% 3/11/32 A 217,177
100 Bank of America Corp 2.299% 7/21/32 A 83,964
100 Bank of America Corp (3) 3.311% 4/22/42 A 82,511
200 Bank of America Corp 2.972% 7/21/52 A 149,147
100 Bank of Montreal 1.500% 1/10/25 A 95,214
100 Bank of Montreal 2.650% 3/08/27 A 94,855
38 Bank of Montreal 3.803% 12/15/32 BBB+ 35,667
100 Bank of New York Mellon Corp/The (3) 0.850% 10/25/24 A+ 94,944
100 Bank of New York Mellon Corp/The 2.800% 5/04/26 A+ 98,035
100 Bank of New York Mellon Corp/The 2.050% 1/26/27 A+ 93,683
100 Bank of Nova Scotia/The 3.450% 4/11/25 A 99,322
100 Bank of Nova Scotia/The (3) 1.350% 6/24/26 A 91,830
300 Barclays PLC 4.836% 5/09/28 BBB 291,296
42 BlackRock Inc 3.500% 3/18/24 AA- 42,332
40 BlackRock Inc 3.250% 4/30/29 AA- 39,016
140 Boston Properties LP 2.900% 3/15/30 BBB+ 122,928
30 BPCE SA 4.000% 4/15/24 A+ 29,975
20 Brandywine Operating Partnership LP 3.950% 11/15/27 BBB- 19,000
50 Brixmor Operating Partnership LP 4.125% 6/15/26 BBB- 49,479
100 Brookfield Finance I UK Plc 2.340% 1/30/32 A- 83,422
100 Brookfield Finance Inc 3.900% 1/25/28 A- 97,309
40 Camden Property Trust 2.800% 5/15/30 A- 36,430
13 Canadian Imperial Bank of Commerce 3.500% 9/13/23 AA 13,053
100 Canadian Imperial Bank of Commerce 1.000% 10/18/24 A 94,073
100 Cboe Global Markets Inc 3.000% 3/16/32 A- 92,558
100 Charles Schwab Corp/The 3.200% 3/02/27 A 98,940
100 Charles Schwab Corp/The 2.000% 3/20/28 A 92,219
99 Chubb Corp/The 6.000% 5/11/37 A 119,100
10 CI Financial Corp 3.200% 12/17/30 BBB- 7,826
20 CI Financial Corp 4.100% 6/15/51 BBB- 13,705
100 Citigroup Inc 0.981% 5/01/25 A- 94,679
100 Citigroup Inc 3.290% 3/17/26 A- 97,694
948 Citigroup Inc 3.980% 3/20/30 A- 917,849

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
(continued)
Portfolio of Investments
July 31, 2022

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Financials (continued)
$ 100 Citigroup Inc 2.561% 5/01/32 A- $ 85,910
100 Citigroup Inc 2.520% 11/03/32 A- 85,143
100 Citizens Financial Group Inc 2.638% 9/30/32 BBB 82,664
100 CME Group Inc 2.650% 3/15/32 AA- 92,234
60 CME Group Inc 5.300% 9/15/43 AA- 66,816
200 Cooperatieve Rabobank UA 3.750% 7/21/26 BBB+ 194,745
100 Corporate Office Properties LP 2.000% 1/15/29 BBB- 81,798
250 Credit Suisse AG/New York NY (3) 2.950% 4/09/25 A+ 241,275
200 Deutsche Bank AG/New York NY 1.447% 4/01/25 BBB 187,638
50 Duke Realty LP 2.875% 11/15/29 BBB+ 46,088
70 Elevance Health Inc 3.650% 12/01/27 BBB 70,249
100 Elevance Health Inc 2.250% 5/15/30 BBB 88,874
100 Elevance Health Inc 4.650% 1/15/43 BBB 99,560
100 Elevance Health Inc 4.550% 5/15/52 BBB 99,921
10 Equitable Holdings Inc 7.000% 4/01/28 BBB 11,267
50 Equitable Holdings Inc 4.350% 4/20/28 BBB 50,355
30 Equitable Holdings Inc 5.000% 4/20/48 BBB 28,857
86 ERP Operating LP 2.500% 2/15/30 A- 76,877
50 Federal Realty OP LP 3.500% 6/01/30 BBB+ 46,268
132 Fifth Third Bancorp 1.707% 11/01/27 BBB+ 120,209
30 First American Financial Corp 2.400% 8/15/31 BBB 23,723
30 Franklin Resources Inc 1.600% 10/30/30 A 24,577
50 GATX Corp 4.700% 4/01/29 BBB 50,093
100 GATX Corp 3.500% 6/01/32 BBB 89,914
100 Goldman Sachs Group Inc/The 3.000% 3/15/24 A 99,072
100 Goldman Sachs Group Inc/The 0.925% 10/21/24 A 96,091
200 Goldman Sachs Group Inc/The 1.948% 10/21/27 A 182,520
300 Goldman Sachs Group Inc/The 3.800% 3/15/30 A 287,836
582 Goldman Sachs Group Inc/The 2.383% 7/21/32 A 491,003
200 Goldman Sachs Group Inc/The 2.650% 10/21/32 A 172,110
100 Hartford Financial Services Group Inc/The 2.900% 9/15/51 BBB+ 72,014
100 Healthpeak Properties Inc 2.125% 12/01/28 BBB+ 88,803
50 Healthpeak Properties Inc 3.500% 7/15/29 BBB+ 47,140
50 Host Hotels & Resorts LP 4.500% 2/01/26 BBB- 49,679
200 HSBC Holdings PLC 0.732% 8/17/24 A- 192,281
125 HSBC Holdings PLC 0.976% 5/24/25 A- 116,975
200 HSBC Holdings PLC 2.013% 9/22/28 A- 174,186
400 HSBC Holdings PLC 2.804% 5/24/32 A- 335,967
100 Humana Inc 3.700% 3/23/29 BBB 98,104
50 Humana Inc 4.875% 4/01/30 BBB 52,004
100 Humana Inc 2.150% 2/03/32 BBB 84,847
100 Huntington Bancshares Inc/OH 2.625% 8/06/24 BBB+ 97,906
100 ING Groep NV 3.950% 3/29/27 A- 98,247
50 ING Groep NV 4.050% 4/09/29 A- 48,062
94 Intercontinental Exchange Inc 3.750% 9/21/28 A- 93,688
100 Intercontinental Exchange Inc 4.600% 3/15/33 A- 103,868
50 Intercontinental Exchange Inc 4.250% 9/21/48 A- 46,694
30 Invesco Finance PLC 3.750% 1/15/26 A- 29,887
100 JPMorgan Chase & Co 0.824% 6/01/25 A 94,032
100 JPMorgan Chase & Co 3.845% 6/14/25 A 99,718
100 JPMorgan Chase & Co 2.595% 2/24/26 A 96,025
100 JPMorgan Chase & Co 4.080% 4/26/26 A- 99,920
100 JPMorgan Chase & Co 1.470% 9/22/27 A 89,406
150 JPMorgan Chase & Co 3.702% 5/06/30 A 143,450
200 JPMorgan Chase & Co 2.739% 10/15/30 A 179,317
648 JPMorgan Chase & Co 4.493% 3/24/31 A 651,794
100 JPMorgan Chase & Co 2.545% 11/08/32 A 85,946
100 JPMorgan Chase & Co (3) 3.157% 4/22/42 A 81,593
250 JPMorgan Chase & Co 3.328% 4/22/52 A 199,583
20 KeyBank NA/Cleveland OH 6.950% 2/01/28 BBB+ 22,177

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Financials (continued)
$ 90 KeyCorp 2.250% 4/06/27 BBB+ $ 83,589
40 Kilroy Realty LP 4.750% 12/15/28 BBB 39,784
100 Kimco Realty Corp 2.250% 12/01/31 BBB+ 83,124
20 Legg Mason Inc 4.750% 3/15/26 A 20,621
60 Lincoln National Corp 3.050% 1/15/30 BBB+ 54,282
100 Lincoln National Corp 3.400% 3/01/32 BBB+ 90,345
10 Lincoln National Corp 4.375% 6/15/50 BBB+ 8,612
40 Lloyds Banking Group PLC 4.500% 11/04/24 BBB+ 40,088
210 Lloyds Banking Group PLC 2.438% 2/05/26 A 199,993
20 Lloyds Banking Group PLC 4.550% 8/16/28 A 19,934
30 Manulife Financial Corp 5.375% 3/04/46 A- 32,629
10 Marsh & McLennan Cos Inc 3.875% 3/15/24 A- 10,054
150 Marsh & McLennan Cos Inc 2.250% 11/15/30 A- 131,001
10 Marsh & McLennan Cos Inc 4.350% 1/30/47 A- 9,375
200 Mitsubishi UFJ Financial Group Inc 2.757% 9/13/26 A- 189,740
200 Mitsubishi UFJ Financial Group Inc 1.538% 7/20/27 A- 178,879
64 Mitsubishi UFJ Financial Group Inc 3.961% 3/02/28 A- 63,125
100 Mizuho Financial Group Inc (3) 2.651% 5/22/26 A- 95,519
10 Mizuho Financial Group Inc 3.663% 2/28/27 A- 9,680
100 Mizuho Financial Group Inc 2.869% 9/13/30 A- 88,323
20 Morgan Stanley 0.790% 5/30/25 A 18,782
100 Morgan Stanley 4.210% 4/20/28 A 100,016
767 Morgan Stanley 3.772% 1/24/29 A 750,658
200 Morgan Stanley 4.431% 1/23/30 A 200,389
110 Morgan Stanley 3.622% 4/01/31 A 104,748
100 Morgan Stanley 2.239% 7/21/32 A 84,353
100 Morgan Stanley 2.484% 9/16/36 BBB+ 80,905
50 National Australia Bank Ltd/New York 3.375% 1/14/26 AA- 49,646
100 NatWest Group PLC 4.269% 3/22/25 BBB+ 99,113
100 NatWest Group PLC 5.076% 1/27/30 BBB+ 99,712
30 Nomura Holdings Inc 2.648% 1/16/25 BBB+ 28,906
120 Nomura Holdings Inc 2.172% 7/14/28 BBB+ 103,033
42 Northern Trust Corp 3.950% 10/30/25 A 42,615
20 Northern Trust Corp (3) 3.150% 5/03/29 A+ 19,285
30 ORIX Corp 3.700% 7/18/27 A- 29,619
10 PNC Bank NA 3.300% 10/30/24 A 9,946
10 PNC Bank NA 3.100% 10/25/27 A 9,738
90 PNC Bank NA 4.050% 7/26/28 A- 88,957
10 PNC Bank NA 2.700% 10/22/29 A- 8,948
112 PNC Financial Services Group Inc/The 3.900% 4/29/24 A- 112,466
54 Principal Financial Group Inc 3.700% 5/15/29 A- 51,975
34 Progressive Corp/The 3.200% 3/26/30 A 32,516
20 Progressive Corp/The 3.000% 3/15/32 A 18,694
30 Progressive Corp/The 4.200% 3/15/48 A 28,230
91 Prologis LP 3.875% 9/15/28 A- 90,458
10 Prologis LP 4.375% 9/15/48 A- 9,742
10 Prudential Financial Inc 1.500% 3/10/26 A- 9,318
60 Prudential Financial Inc 3.000% 3/10/40 A- 50,157
10 Prudential Financial Inc (3) 4.500% 9/15/47 BBB+ 9,481
113 Prudential Financial Inc 3.905% 12/07/47 A- 100,443
100 Prudential PLC 3.625% 3/24/32 A 94,746
130 Realty Income Corp 2.200% 6/15/28 A- 117,333
10 Regions Financial Corp 1.800% 8/12/28 BBB+ 8,784
20 Regions Financial Corp 7.375% 12/10/37 BBB 24,582
10 Reinsurance Group of America Inc 3.950% 9/15/26 BBB+ 9,962
19 Reinsurance Group of America Inc 3.900% 5/15/29 BBB+ 18,289
100 Royal Bank of Canada 3.375% 4/14/25 A+ 99,293
100 Royal Bank of Canada 1.200% 4/27/26 A+ 91,165
100 Royal Bank of Canada 1.150% 7/14/26 A+ 90,606
100 Santander Holdings USA Inc 4.260% 6/09/25 BBB+ 98,787

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
(continued)
Portfolio of Investments
July 31, 2022

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Financials (continued)
$ 100 Santander Holdings USA Inc 2.490% 1/06/28 BBB+ $ 88,947
200 Santander UK Group Holdings PLC 2.469% 1/11/28 BBB+ 179,963
100 State Street Corp 1.746% 2/06/26 A+ 95,381
90 State Street Corp 2.400% 1/24/30 A+ 81,082
68 Sumitomo Mitsui Financial Group Inc 3.936% 10/16/23 A- 68,409
50 Sumitomo Mitsui Financial Group Inc 2.632% 7/14/26 A- 47,471
330 Sumitomo Mitsui Financial Group Inc (3) 3.364% 7/12/27 A- 318,755
10 Sumitomo Mitsui Financial Group Inc 1.710% 1/12/31 A- 8,026
100 SVB Financial Group 1.800% 10/28/26 BBB 90,672
100 Synchrony Financial 4.875% 6/13/25 BBB- 99,717
100 Toronto-Dominion Bank/The 2.350% 3/08/24 A 98,334
200 Toronto-Dominion Bank/The (3) 1.200% 6/03/26 A+ 182,063
30 Toronto-Dominion Bank/The (3) 3.625% 9/15/31 A- 29,000
80 Travelers Cos Inc/The 4.600% 8/01/43 A 79,285
10 Travelers Cos Inc/The 3.750% 5/15/46 A 8,794
51 Truist Bank 3.625% 9/16/25 A 50,540
200 Truist Financial Corp 3.700% 6/05/25 A- 200,696
50 Truist Financial Corp 1.887% 6/07/29 A- 44,187
100 UnitedHealth Group Inc 4.000% 5/15/29 A 102,604
100 UnitedHealth Group Inc 4.200% 5/15/32 A 104,463
100 UnitedHealth Group Inc 4.750% 5/15/52 A 105,982
250 US Bank NA/Cincinnati OH 2.800% 1/27/25 AA- 246,078
21 Ventas Realty LP 3.850% 4/01/27 BBB+ 20,594
10 Ventas Realty LP 4.400% 1/15/29 BBB+ 9,861
10 Ventas Realty LP 3.000% 1/15/30 BBB+ 8,989
54 Ventas Realty LP 4.750% 11/15/30 BBB+ 54,096
9 Voya Financial Inc 4.800% 6/15/46 BBB 8,439
40 Voya Financial Inc 4.700% 1/23/48 BBB- 33,390
10 Welltower Inc 3.625% 3/15/24 BBB+ 9,982
108 Welltower Inc 4.125% 3/15/29 BBB+ 105,188
40 Westpac Banking Corp 1.953% 11/20/28 AA- 35,889
100 Westpac Banking Corp (3) 2.150% 6/03/31 AA- 87,276
166 Westpac Banking Corp 4.322% 11/23/31 BBB+ 161,362
10 Willis North America Inc 3.600% 5/15/24 BBB 9,957
50 Willis North America Inc 2.950% 9/15/29 BBB 44,425
10 Zions Bancorp NA 3.250% 10/29/29 BBB 8,835
23,083 Total Financials 21,610,922
Industrial - 15.2%
20 3M Co (3) 3.375% 3/01/29 A+ 19,649
198 3M Co 2.375% 8/26/29 A+ 180,986
70 3M Co 3.050% 4/15/30 A+ 66,406
20 ABB Finance USA Inc 3.800% 4/03/28 A- 19,996
104 Adobe Inc (3) 1.900% 2/01/25 A 101,116
18 Adobe Inc 2.150% 2/01/27 A 17,329
100 Advance Auto Parts Inc 3.500% 3/15/32 BBB- 89,352
60 Agilent Technologies Inc 2.100% 6/04/30 BBB+ 50,896
99 Air Products and Chemicals Inc 1.850% 5/15/27 A 92,662
100 Albemarle Corp (3) 4.650% 6/01/27 BBB 100,447
150 Alibaba Group Holding Ltd 4.500% 11/28/34 A+ 142,536
10 Amcor Finance USA Inc 4.500% 5/15/28 BBB 9,951
40 Amcor Flexibles North America Inc 2.630% 6/19/30 BBB 33,993
50 American Honda Finance Corp 2.150% 9/10/24 A- 48,760
100 American Honda Finance Corp 1.500% 1/13/25 A- 95,589
40 American Tower Corp 5.000% 2/15/24 BBB- 40,711
100 American Tower Corp 1.500% 1/31/28 BBB- 86,808
70 American Tower Corp 2.900% 1/15/30 BBB- 62,441
100 American Tower Corp 4.050% 3/15/32 BBB- 95,719
100 Amgen Inc 3.000% 2/22/29 BBB+ 95,506
138 Amgen Inc (3) 2.300% 2/25/31 BBB+ 122,317

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Industrial (continued)
$ 100 Amgen Inc 2.000% 1/15/32 BBB+ $ 85,485
20 Amgen Inc 5.750% 3/15/40 BBB+ 22,000
200 Amgen Inc 4.400% 5/01/45 BBB+ 193,519
50 Amphenol Corp 4.350% 6/01/29 BBB+ 50,523
100 Analog Devices Inc 1.700% 10/01/28 A- 90,598
200 Apple Inc (3) 0.700% 2/08/26 AA+ 184,786
200 Apple Inc 1.200% 2/08/28 AA+ 180,512
200 Apple Inc 1.400% 8/05/28 AA+ 180,523
100 Apple Inc 1.650% 2/08/31 AA+ 87,849
300 Apple Inc (3) 1.700% 8/05/31 AA+ 263,611
200 Apple Inc 2.375% 2/08/41 AA+ 161,904
150 Apple Inc 2.700% 8/05/51 AA+ 117,773
100 Apple Inc 2.850% 8/05/61 AA+ 77,569
10 Applied Materials Inc 3.900% 10/01/25 A 10,186
42 Applied Materials Inc 5.100% 10/01/35 A 46,552
50 Applied Materials Inc 4.350% 4/01/47 A 51,052
50 Aptiv PLC 4.350% 3/15/29 BBB 48,236
100 Aptiv PLC / Aptiv Corp 4.150% 5/01/52 BBB 79,588
10 Archer-Daniels-Midland Co (3) 3.250% 3/27/30 A 9,722
100 Archer-Daniels-Midland Co 2.700% 9/15/51 A 78,392
100 Astrazeneca Finance LLC 1.200% 5/28/26 A- 92,373
49 AstraZeneca PLC 1.375% 8/06/30 A- 42,179
165 AstraZeneca PLC 6.450% 9/15/37 A- 207,414
10 AstraZeneca PLC 4.375% 11/16/45 A- 10,165
100 Autodesk Inc 2.400% 12/15/31 BBB 85,563
100 Automatic Data Processing Inc 1.700% 5/15/28 AA- 92,701
100 AutoNation Inc 1.950% 8/01/28 BBB- 84,477
100 Avery Dennison Corp 2.250% 2/15/32 BBB 81,580
20 Avnet Inc 4.625% 4/15/26 BBB- 20,237
200 Baidu Inc 1.625% 2/23/27 A- 179,989
145 Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc 3.138% 11/07/29 A- 134,237
180 Baxalta Inc (3) 4.000% 6/23/25 BBB 180,094
50 Baxter International Inc 1.730% 4/01/31 BBB 40,839
100 Baxter International Inc 2.539% 2/01/32 BBB 86,811
12 Bell Telephone Co of Canada or Bell Canada/The 2.150% 2/15/32 BBB+ 10,230
80 Bell Telephone Co of Canada or Bell Canada/The 3.650% 3/17/51 BBB+ 66,625
20 Biogen Inc 2.250% 5/01/30 BBB 17,088
100 Block Financial LLC 2.500% 7/15/28 BBB- 88,670
50 Boardwalk Pipelines LP 5.950% 6/01/26 BBB 52,541
10 Boardwalk Pipelines LP 4.450% 7/15/27 BBB 9,816
50 Booking Holdings Inc 3.600% 6/01/26 A- 50,299
50 BorgWarner Inc 2.650% 7/01/27 BBB+ 46,357
90 Bristol-Myers Squibb Co 1.450% 11/13/30 A 77,230
260 Bristol-Myers Squibb Co 4.125% 6/15/39 A 258,095
60 British Telecommunications PLC 9.625% 12/15/30 BBB 76,054
100 Broadridge Financial Solutions Inc 2.600% 5/01/31 BBB+ 86,977
100 Brunswick Corp/DE 4.400% 9/15/32 BBB 89,378
30 Bunge Ltd Finance Corp 3.250% 8/15/26 BBB 29,251
10 Bunge Ltd Finance Corp 3.750% 9/25/27 BBB 9,834
50 Bunge Ltd Finance Corp 2.750% 5/14/31 BBB 43,102
10 Campbell Soup Co 3.300% 3/19/25 BBB 9,900
110 Campbell Soup Co 2.375% 4/24/30 BBB 95,991
50 Canadian National Railway Co 6.375% 11/15/37 A 60,306
10 Canadian National Railway Co 4.450% 1/20/49 A 9,972
100 Canadian Pacific Railway Co 2.450% 12/02/31 BBB 89,858
120 Cardinal Health Inc 4.500% 11/15/44 BBB 106,698
40 Carlisle Cos Inc 3.500% 12/01/24 BBB 39,764
20 Carlisle Cos Inc 2.200% 3/01/32 BBB 16,134
160 Carrier Global Corp 3.377% 4/05/40 BBB- 131,769
100 Caterpillar Financial Services Corp 0.600% 9/13/24 A 94,709

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
(continued)
Portfolio of Investments
July 31, 2022

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Industrial (continued)
$ 50 Caterpillar Financial Services Corp 3.250% 12/01/24 A $ 49,985
100 Caterpillar Financial Services Corp 3.400% 5/13/25 A 100,526
10 Caterpillar Financial Services Corp 0.800% 11/13/25 A 9,233
100 Caterpillar Inc 3.803% 8/15/42 A 95,811
100 CDW LLC / CDW Finance Corp 2.670% 12/01/26 BBB- 91,018
100 Celanese US Holdings LLC 1.400% 8/05/26 BBB- 85,118
50 Celulosa Arauco y Constitucion SA 3.875% 11/02/27 BBB- 46,833
10 Celulosa Arauco y Constitucion SA 5.500% 11/02/47 BBB- 8,425
50 Cheniere Corpus Christi Holdings LLC 5.875% 3/31/25 BBB- 51,459
50 Cheniere Corpus Christi Holdings LLC 5.125% 6/30/27 BBB- 50,850
40 Church & Dwight Co Inc 3.150% 8/01/27 BBB+ 39,237
100 Church & Dwight Co Inc 5.000% 6/15/52 BBB+ 107,329
70 Cigna Corp 4.500% 2/25/26 BBB+ 72,030
300 Cigna Corp 3.050% 10/15/27 BBB+ 289,150
50 Cigna Corp 4.800% 8/15/38 BBB+ 50,994
100 Cintas Corp No 2 3.450% 5/01/25 A- 100,229
100 Cintas Corp No 2 3.700% 4/01/27 A- 100,931
188 Cisco Systems Inc 2.500% 9/20/26 A+ 185,159
30 Citrix Systems Inc 3.300% 3/01/30 BBB 29,428
100 Clorox Co/The (3) 4.400% 5/01/29 BBB+ 102,897
120 CNH Industrial NV 3.850% 11/15/27 BBB 115,082
85 Coca-Cola Co/The 1.450% 6/01/27 A+ 79,225
50 Coca-Cola Co/The 1.000% 3/15/28 A+ 44,502
160 Coca-Cola Co/The 1.650% 6/01/30 A+ 140,772
100 Coca-Cola Co/The (3) 3.000% 3/05/51 A+ 84,961
40 Coca-Cola Co/The (3) 2.750% 6/01/60 A+ 30,967
90 Coca-Cola Femsa SAB de CV 1.850% 9/01/32 A 74,012
200 Comcast Corp 3.300% 4/01/27 A- 198,780
200 Comcast Corp 3.400% 4/01/30 A- 194,687
200 Comcast Corp 1.500% 2/15/31 A- 167,960
300 Comcast Corp 3.750% 4/01/40 A- 276,064
300 Comcast Corp 2.987% 11/01/63 A- 215,037
10 Conagra Brands Inc 4.600% 11/01/25 BBB- 10,143
130 Conagra Brands Inc 8.250% 9/15/30 BBB- 155,807
50 Corning Inc 5.350% 11/15/48 BBB+ 51,497
10 Corning Inc 3.900% 11/15/49 BBB+ 8,297
10 Corning Inc 4.375% 11/15/57 BBB+ 8,790
150 Costco Wholesale Corp 1.375% 6/20/27 A+ 138,512
40 Crown Castle International Corp 4.300% 2/15/29 BBB- 39,637
214 Crown Castle International Corp 3.300% 7/01/30 BBB- 196,157
100 Crown Castle International Corp 2.500% 7/15/31 BBB- 85,654
155 CSX Corp 4.250% 3/15/29 BBB+ 158,719
10 CSX Corp 6.000% 10/01/36 BBB+ 11,664
100 CSX Corp 4.100% 3/15/44 BBB+ 92,944
10 CSX Corp 4.750% 11/15/48 BBB+ 10,191
52 CSX Corp 4.250% 11/01/66 BBB+ 47,186
9 Cummins Inc 1.500% 9/01/30 A 7,623
60 Cummins Inc 2.600% 9/01/50 A 43,632
200 CVS Health Corp 3.625% 4/01/27 BBB 199,553
80 CVS Health Corp 1.875% 2/28/31 BBB 66,923
300 CVS Health Corp 2.125% 9/15/31 BBB 254,386
100 CVS Health Corp 2.700% 8/21/40 BBB 76,099
100 CVS Health Corp 4.250% 4/01/50 BBB 91,020
100 Danaher Corp 2.800% 12/10/51 BBB+ 76,749
100 Deere & Co 3.900% 6/09/42 A 98,065
100 Dell International LLC / EMC Corp 5.850% 7/15/25 BBB 104,855
82 Dell International LLC / EMC Corp 8.100% 7/15/36 BBB 99,799
182 Discovery Communications LLC (3) 3.625% 5/15/30 BBB- 166,114
51 Discovery Communications LLC 6.350% 6/01/40 BBB- 52,124
46 Discovery Communications LLC (3) 4.000% 9/15/55 BBB- 33,404

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Industrial (continued)
$ 12 Dollar Tree Inc 4.000% 5/15/25 BBB $ 12,072
100 Dollar Tree Inc 3.375% 12/01/51 BBB 74,380
30 Dover Corp 5.375% 10/15/35 BBB+ 31,508
141 Dow Chemical Co/The 4.250% 10/01/34 BBB 137,996
100 DR Horton Inc 1.300% 10/15/26 BBB+ 88,293
126 DuPont de Nemours Inc 4.725% 11/15/28 BBB+ 130,894
120 DuPont de Nemours Inc 5.319% 11/15/38 BBB+ 122,710
100 DXC Technology Co 1.800% 9/15/26 BBB 90,050
120 Eastern Gas Transmission & Storage Inc, 144A 4.800% 11/01/43 A- 115,019
48 Eaton Corp 3.103% 9/15/27 BBB+ 46,702
42 Eaton Corp 4.000% 11/02/32 BBB+ 42,086
124 eBay Inc 2.700% 3/11/30 BBB+ 109,399
86 Ecolab Inc 3.250% 12/01/27 A- 85,880
100 Ecolab Inc 2.700% 12/15/51 A- 75,728
52 Electronic Arts Inc 1.850% 2/15/31 BBB+ 43,887
25 Eli Lilly & Co 3.375% 3/15/29 A 25,049
100 Emerson Electric Co 2.000% 12/21/28 A 91,269
50 Emerson Electric Co 1.950% 10/15/30 A 43,989
100 Enbridge Inc (3) 2.500% 2/14/25 BBB+ 96,698
160 Enbridge Inc 3.125% 11/15/29 BBB+ 148,999
90 Enbridge Inc 4.500% 6/10/44 BBB+ 82,238
120 Enterprise Products Operating LLC 7.550% 4/15/38 BBB+ 145,447
200 Enterprise Products Operating LLC 6.125% 10/15/39 BBB+ 219,825
100 Enterprise Products Operating LLC 4.850% 3/15/44 BBB+ 95,816
60 Equifax Inc 2.600% 12/15/25 BBB 56,980
40 Equinix Inc 2.625% 11/18/24 BBB 38,755
100 Equinix Inc 3.900% 4/15/32 BBB 94,746
110 Estee Lauder Cos Inc/The 2.600% 4/15/30 A+ 102,387
150 Fidelity National Information Services Inc 1.650% 3/01/28 BBB 131,800
254 Fiserv Inc 3.500% 7/01/29 BBB 240,761
50 Flex Ltd 4.875% 6/15/29 BBB- 49,004
30 Flowserve Corp 2.800% 1/15/32 BBB- 23,969
40 FMC Corp 3.450% 10/01/29 BBB- 37,412
10 Fomento Economico Mexicano SAB de CV 4.375% 5/10/43 A- 9,165
79 Fomento Economico Mexicano SAB de CV 3.500% 1/16/50 A- 62,331
30 Fortive Corp 3.150% 6/15/26 BBB 29,262
174 General Mills Inc 2.875% 4/15/30 BBB 160,552
100 Genuine Parts Co 2.750% 2/01/32 BBB 85,795
160 Gilead Sciences Inc 4.600% 9/01/35 BBB+ 165,961
146 Gilead Sciences Inc 4.000% 9/01/36 BBB+ 142,205
30 Gilead Sciences Inc 5.650% 12/01/41 BBB+ 33,439
50 GlaxoSmithKline Capital Inc 3.625% 5/15/25 A 50,666
30 GlaxoSmithKline Capital PLC 3.000% 6/01/24 A 30,029
230 GlaxoSmithKline Capital PLC 3.375% 6/01/29 A 228,619
150 Halliburton Co 4.850% 11/15/35 BBB+ 150,675
30 Harley-Davidson Inc (3) 4.625% 7/28/45 BBB- 24,175
10 Hasbro Inc 3.500% 9/15/27 BBB 9,638
100 Hasbro Inc 3.900% 11/19/29 BBB 94,794
100 HCA Inc, 144A 3.125% 3/15/27 BBB- 94,180
106 HCA Inc 4.125% 6/15/29 BBB- 102,010
100 HCA Inc 5.125% 6/15/39 BBB- 95,188
100 HCA Inc 3.500% 7/15/51 BBB- 73,846
50 Hewlett Packard Enterprise Co 6.200% 10/15/35 BBB 54,839
100 Home Depot Inc/The 2.700% 4/15/25 A 98,765
10 Home Depot Inc/The 2.950% 6/15/29 A 9,634
299 Home Depot Inc/The 5.400% 9/15/40 A 333,391
100 Home Depot Inc/The 5.950% 4/01/41 A 118,308
10 Home Depot Inc/The (3) 4.400% 3/15/45 A 10,021
100 Honda Motor Co Ltd 2.534% 3/10/27 A- 95,686
100 Hormel Foods Corp (3) 1.700% 6/03/28 A 91,635

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
(continued)
Portfolio of Investments
July 31, 2022

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Industrial (continued)
$ 80 HP Inc 3.400% 6/17/30 BBB $ 71,929
100 HP Inc 4.200% 4/15/32 BBB 92,128
20 IDEX Corp 2.625% 6/15/31 BBB 17,203
60 Illinois Tool Works Inc 4.875% 9/15/41 A 62,509
292 Intel Corp 2.450% 11/15/29 A+ 269,198
10 Intel Corp 4.000% 12/15/32 A+ 10,203
100 Intel Corp 4.600% 3/25/40 A+ 101,480
40 Intel Corp 4.250% 12/15/42 A+ 38,251
60 Intel Corp 4.100% 5/11/47 A+ 56,242
20 International Business Machines Corp 7.000% 10/30/25 A- 22,134
270 International Business Machines Corp (3) 3.300% 5/15/26 A- 268,826
100 International Business Machines Corp 2.720% 2/09/32 A- 90,329
72 International Business Machines Corp 5.600% 11/30/39 A- 78,710
90 International Business Machines Corp 4.700% 2/19/46 A- 88,297
30 International Flavors & Fragrances Inc 4.375% 6/01/47 BBB 26,444
10 International Flavors & Fragrances Inc 5.000% 9/26/48 BBB 9,573
45 International Paper Co 4.800% 6/15/44 BBB 43,084
30 International Paper Co (3) 4.350% 8/15/48 BBB 27,914
60 Interpublic Group of Cos Inc/The 2.400% 3/01/31 BBB 50,564
48 Intuit Inc 1.350% 7/15/27 A- 43,497
10 Intuit Inc 1.650% 7/15/30 A- 8,480
100 J M Smucker Co/The 2.750% 9/15/41 BBB 72,831
100 Jabil Inc 4.250% 5/15/27 BBB- 99,000
100 John Deere Capital Corp 0.450% 6/07/24 A 95,368
100 John Deere Capital Corp (3) 0.625% 9/10/24 A 94,823
100 John Deere Capital Corp 1.300% 10/13/26 A 92,468
50 Johnson Controls International plc 5.125% 9/14/45 BBB 48,804
10 Johnson Controls International plc / Tyco Fire & Security
Finance SCA
1.750% 9/15/30 BBB 8,428
30 Johnson Controls International plc / Tyco Fire & Security
Finance SCA
2.000% 9/16/31 BBB 24,712
70 Kansas City Southern/Old 4.300% 5/15/43 BBB 64,621
115 Kellogg Co 2.650% 12/01/23 BBB 114,092
100 Keurig Dr Pepper Inc 3.130% 12/15/23 BBB 99,819
100 Keurig Dr Pepper Inc 4.500% 4/15/52 BBB 93,635
50 Keysight Technologies Inc 3.000% 10/30/29 BBB 45,640
10 Kimberly-Clark Corp 3.950% 11/01/28 A 10,218
100 Kimberly-Clark Corp 2.000% 11/02/31 A 87,642
48 Kimberly-Clark Corp 6.625% 8/01/37 A 61,484
69 Kimberly-Clark Corp 5.300% 3/01/41 A 75,440
100 Kinder Morgan Inc 1.750% 11/15/26 BBB 90,497
300 Kinder Morgan Inc 5.300% 12/01/34 BBB 308,985
100 KLA Corp 4.650% 7/15/32 A- 107,120
10 Koninklijke KPN NV 8.375% 10/01/30 BBB 12,233
100 Kraft Heinz Foods Co 3.875% 5/15/27 BBB- 99,436
100 Kraft Heinz Foods Co 4.250% 3/01/31 BBB- 98,617
100 Kraft Heinz Foods Co 5.500% 6/01/50 BBB- 101,882
10 Kroger Co/The 2.200% 5/01/30 BBB 8,771
160 Kroger Co/The 6.900% 4/15/38 BBB 193,254
9 Kroger Co/The 5.400% 7/15/40 BBB 9,461
100 Laboratory Corp of America Holdings (3) 1.550% 6/01/26 BBB 91,901
100 Laboratory Corp of America Holdings 2.700% 6/01/31 BBB 88,733
10 Lam Research Corp 1.900% 6/15/30 A- 8,747
90 Lam Research Corp 3.125% 6/15/60 A- 70,051
100 Lear Corp (3) 2.600% 1/15/32 BBB 80,735
30 Leggett & Platt Inc 4.400% 3/15/29 BBB 29,653
100 Leggett & Platt Inc 3.500% 11/15/51 BBB 78,943
10 Linde Inc/CT 1.100% 8/10/30 A 8,340
100 Lowe's Cos Inc 3.350% 4/01/27 BBB+ 99,276
10 Lowe's Cos Inc 4.500% 4/15/30 BBB+ 10,226

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Industrial (continued)
$ 300 Lowe's Cos Inc 5.000% 4/15/40 BBB+ $ 304,901
190 LYB International Finance III LLC 3.375% 10/01/40 BBB 151,472
40 Magallanes Inc, 144A 3.528% 3/15/24 BBB- 39,302
150 Magallanes Inc, 144A (3) 3.788% 3/15/25 BBB- 146,536
250 Magallanes Inc, 144A 5.391% 3/15/62 BBB- 220,714
60 Magna International Inc 2.450% 6/15/30 A- 52,968
150 Marathon Petroleum Corp 4.750% 9/15/44 BBB 137,238
100 Martin Marietta Materials Inc 3.200% 7/15/51 BBB 73,165
100 Marvell Technology Inc 2.450% 4/15/28 BBB- 89,174
50 Masco Corp 2.000% 2/15/31 BBB 40,665
20 Mastercard Inc 2.950% 6/01/29 A+ 19,343
44 Mastercard Inc 3.350% 3/26/30 A+ 43,503
100 Mastercard Inc 2.000% 11/18/31 A+ 88,313
40 Mastercard Inc 3.800% 11/21/46 A+ 38,250
160 McDonald's Corp 3.300% 7/01/25 BBB+ 159,875
250 McDonald's Corp 4.200% 4/01/50 BBB+ 238,098
100 MDC Holdings Inc 3.966% 8/06/61 BBB- 59,754
100 Merck & Co Inc 1.900% 12/10/28 A+ 91,644
200 Merck & Co Inc 1.450% 6/24/30 A+ 172,013
100 Merck & Co Inc 2.750% 12/10/51 A+ 77,710
20 Micron Technology Inc 4.975% 2/06/26 BBB- 20,511
80 Micron Technology Inc 4.185% 2/15/27 BBB- 79,803
50 Microsoft Corp 3.300% 2/06/27 AAA 50,766
211 Microsoft Corp 3.450% 8/08/36 AAA 210,352
576 Microsoft Corp 2.921% 3/17/52 AAA 481,209
100 Moody's Corp (3) 2.000% 8/19/31 BBB+ 84,923
10 Moody's Corp 5.250% 7/15/44 BBB+ 10,555
100 Moody's Corp 3.750% 2/25/52 BBB+ 87,222
50 Mosaic Co/The 4.875% 11/15/41 BBB- 46,755
100 Motorola Solutions Inc 2.750% 5/24/31 BBB- 83,845
120 MPLX LP 2.650% 8/15/30 BBB 103,877
100 MPLX LP 4.950% 3/14/52 BBB 91,623
100 National Fuel Gas Co 5.500% 1/15/26 BBB- 102,245
50 NetApp Inc (3) 2.375% 6/22/27 BBB 46,824
164 NIKE Inc 2.850% 3/27/30 A+ 156,935
100 Norfolk Southern Corp 2.300% 5/15/31 BBB+ 89,194
32 Norfolk Southern Corp 4.837% 10/01/41 BBB+ 33,028
100 Norfolk Southern Corp 2.900% 8/25/51 BBB+ 76,636
50 NOV Inc 3.950% 12/01/42 BBB 36,754
150 Novartis Capital Corp 2.200% 8/14/30 AA- 138,443
100 Novartis Capital Corp 4.400% 5/06/44 AA- 105,545
100 Nutrien Ltd 4.200% 4/01/29 BBB 99,271
100 NVIDIA Corp 2.000% 6/15/31 A 89,061
50 NVIDIA Corp 3.500% 4/01/40 A 45,811
30 NVR Inc 3.000% 5/15/30 BBB+ 27,011
100 NXP BV / NXP Funding LLC / NXP USA Inc 3.150% 5/01/27 BBB 95,127
100 NXP BV / NXP Funding LLC / NXP USA Inc 2.500% 5/11/31 BBB 84,341
100 NXP BV / NXP Funding LLC / NXP USA Inc 2.650% 2/15/32 BBB 83,918
273 ONEOK Inc 4.550% 7/15/28 BBB 269,643
19 ONEOK Inc 4.350% 3/15/29 BBB 18,323
120 Orange SA 5.375% 1/13/42 BBB+ 128,501
60 Otis Worldwide Corp 3.112% 2/15/40 BBB 48,167
10 Owens Corning 3.400% 8/15/26 BBB 9,704
50 Owens Corning 3.875% 6/01/30 BBB 46,927
100 PACCAR Financial Corp 3.150% 6/13/24 A+ 99,746
20 Paramount Global 4.200% 6/01/29 BBB 19,366
300 Paramount Global 4.200% 5/19/32 BBB 272,310
10 Parker-Hannifin Corp 3.250% 3/01/27 BBB+ 9,778
104 Parker-Hannifin Corp 4.200% 11/21/34 BBB+ 101,444
10 Parker-Hannifin Corp 4.450% 11/21/44 BBB+ 9,302

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
(continued)
Portfolio of Investments
July 31, 2022

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Industrial (continued)
$ 100 PayPal Holdings Inc (3) 3.900% 6/01/27 A- $ 101,940
150 PayPal Holdings Inc 2.850% 10/01/29 A- 140,779
60 PepsiCo Inc 3.500% 7/17/25 A+ 60,709
20 PepsiCo Inc 2.375% 10/06/26 A+ 19,458
100 PepsiCo Inc 1.625% 5/01/30 A+ 88,048
364 PepsiCo Inc 2.875% 10/15/49 A+ 304,934
100 PerkinElmer Inc 2.250% 9/15/31 BBB 82,322
100 Phillips 66 Co, 144A 3.550% 10/01/26 BBB+ 98,246
100 Phillips 66 Co, 144A 4.680% 2/15/45 BBB+ 96,502
50 PPG Industries Inc 3.750% 3/15/28 A- 50,114
100 Procter & Gamble Co/The 1.000% 4/23/26 AA- 93,732
200 Procter & Gamble Co/The 3.000% 3/25/30 AA- 196,173
25 PulteGroup Inc 5.000% 1/15/27 BBB 25,456
21 PVH Corp 4.625% 7/10/25 BBB- 21,001
100 Qorvo Inc, 144A 1.750% 12/15/24 BBB- 93,762
200 QUALCOMM Inc 1.650% 5/20/32 A 169,385
100 QUALCOMM Inc (3) 4.250% 5/20/32 A 105,658
100 Quanta Services Inc 2.350% 1/15/32 BBB- 80,735
28 Quest Diagnostics Inc 4.250% 4/01/24 BBB 28,219
50 Quest Diagnostics Inc 3.450% 6/01/26 BBB 49,616
40 Regeneron Pharmaceuticals Inc 1.750% 9/15/30 BBB- 33,455
100 RELX Capital Inc 4.750% 5/20/32 BBB+ 104,361
10 Republic Services Inc 3.375% 11/15/27 BBB 9,766
70 Republic Services Inc 3.950% 5/15/28 BBB 70,336
18 Republic Services Inc 2.300% 3/01/30 BBB 15,970
40 Republic Services Inc 1.450% 2/15/31 BBB 33,026
10 Rockwell Automation Inc 0.350% 8/15/23 A 9,697
40 Rockwell Automation Inc 4.200% 3/01/49 A 38,427
10 Rogers Communications Inc 3.625% 12/15/25 BBB+ 9,870
100 Rogers Communications Inc, 144A 3.200% 3/15/27 BBB+ 97,734
10 Rogers Communications Inc, 144A 3.800% 3/15/32 BBB+ 9,681
140 Rogers Communications Inc 5.450% 10/01/43 BBB+ 143,337
100 Roper Technologies Inc 3.800% 12/15/26 BBB 100,077
114 Ryder System Inc 2.500% 9/01/24 BBB 110,495
100 Ryder System Inc 2.850% 3/01/27 BBB 94,456
100 S&P Global Inc, 144A 2.900% 3/01/32 A- 92,727
100 Sabine Pass Liquefaction LLC 5.875% 6/30/26 BBB- 104,357
150 Sabine Pass Liquefaction LLC 4.500% 5/15/30 BBB- 148,347
100 Salesforce Inc 2.700% 7/15/41 A 82,027
100 Salesforce Inc 2.900% 7/15/51 A 79,940
10 Schlumberger Finance Canada Ltd (3) 1.400% 9/17/25 A 9,441
100 Schlumberger Investment SA (3) 2.650% 6/26/30 A 90,840
131 Sherwin-Williams Co/The 2.950% 8/15/29 BBB 120,772
30 Sherwin-Williams Co/The 4.500% 6/01/47 BBB 27,762
38 Shire Acquisitions Investments Ireland DAC (3) 2.875% 9/23/23 BBB 37,658
100 Sonoco Products Co 2.850% 2/01/32 BBB 86,614
100 Stanley Black & Decker Inc 4.250% 11/15/28 A- 102,602
100 Stanley Black & Decker Inc (3) 3.000% 5/15/32 A- 91,806
10 Starbucks Corp 3.500% 3/01/28 BBB+ 9,873
100 Starbucks Corp 3.000% 2/14/32 BBB+ 91,474
10 Starbucks Corp 4.300% 6/15/45 BBB+ 9,266
50 Starbucks Corp 3.750% 12/01/47 BBB+ 42,794
50 Takeda Pharmaceutical Co Ltd 3.375% 7/09/60 BBB 38,998
100 Tapestry Inc 3.050% 3/15/32 BBB- 83,706
21 Target Corp 3.375% 4/15/29 A 20,850
190 Target Corp 2.350% 2/15/30 A 174,258
12 Target Corp 6.500% 10/15/37 A 15,006
9 Target Corp 3.900% 11/15/47 A 8,420
50 TC PipeLines LP 3.900% 5/25/27 BBB+ 49,758
60 Teledyne Technologies Inc 2.250% 4/01/28 BBB- 53,143

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Industrial (continued)
$ 20 Telefonica Emisiones SA 4.103% 3/08/27 BBB- $ 19,887
21 Telefonica Emisiones SA 7.045% 6/20/36 BBB- 24,242
10 Telefonica Emisiones SA 4.665% 3/06/38 BBB- 9,034
10 Telefonica Emisiones SA 4.895% 3/06/48 BBB- 8,620
90 Telefonica Emisiones SA 5.520% 3/01/49 BBB- 85,071
60 Telefonica Europe BV 8.250% 9/15/30 BBB- 72,820
50 TELUS Corp 3.700% 9/15/27 BBB+ 49,984
60 Texas Instruments Inc 1.750% 5/04/30 A+ 53,210
100 Texas Instruments Inc 1.900% 9/15/31 A+ 88,347
100 Thermo Fisher Scientific Inc 2.800% 10/15/41 BBB+ 82,341
40 Thomson Reuters Corp 3.350% 5/15/26 BBB 39,397
100 Timken Co/The 4.125% 4/01/32 BBB- 94,109
132 Toyota Motor Corp 2.760% 7/02/29 A+ 123,914
100 Toyota Motor Credit Corp 2.500% 3/22/24 A+ 98,953
100 Toyota Motor Credit Corp 0.625% 9/13/24 A+ 94,700
100 Toyota Motor Credit Corp 1.450% 1/13/25 A+ 95,744
100 Toyota Motor Credit Corp 1.125% 6/18/26 A+ 92,704
10 Trane Technologies Luxembourg Finance SA 3.800% 3/21/29 BBB 9,649
200 TransCanada PipeLines Ltd 2.500% 10/12/31 BBB+ 172,384
50 Transcontinental Gas Pipe Line Co LLC 7.850% 2/01/26 BBB+ 55,729
150 Transcontinental Gas Pipe Line Co LLC 3.250% 5/15/30 BBB+ 138,468
50 Transcontinental Gas Pipe Line Co LLC 3.950% 5/15/50 BBB+ 42,989
200 TSMC Arizona Corp 4.250% 4/22/32 AA- 204,130
39 TWDC Enterprises 18 Corp 3.150% 9/17/25 A- 38,760
20 TWDC Enterprises 18 Corp 4.375% 8/16/41 A- 19,736
10 TWDC Enterprises 18 Corp 4.125% 12/01/41 A- 9,478
100 Tyco Electronics Group SA 2.500% 2/04/32 A- 90,344
10 Unilever Capital Corp 2.600% 5/05/24 A+ 9,899
18 Unilever Capital Corp 3.100% 7/30/25 A+ 17,911
21 Unilever Capital Corp 2.000% 7/28/26 A+ 20,102
100 Unilever Capital Corp 1.750% 8/12/31 A+ 85,863
100 United Parcel Service Inc 4.450% 4/01/30 A- 106,339
150 United Parcel Service Inc 5.200% 4/01/40 A- 165,773
60 Valero Energy Corp 4.000% 4/01/29 BBB 58,449
100 Valero Energy Corp 2.800% 12/01/31 BBB 87,264
70 Valmont Industries Inc 5.250% 10/01/54 BBB- 68,796
100 Verisk Analytics Inc 4.125% 3/15/29 BBB 98,988
39 Verizon Communications Inc 4.016% 12/03/29 BBB+ 39,138
100 Verizon Communications Inc 1.500% 9/18/30 BBB+ 83,255
200 Verizon Communications Inc 2.550% 3/21/31 BBB+ 177,715
605 Verizon Communications Inc 2.355% 3/15/32 BBB+ 522,528
100 Verizon Communications Inc 2.850% 9/03/41 BBB+ 78,495
200 Verizon Communications Inc 3.875% 3/01/52 BBB+ 176,350
40 VF Corp 2.800% 4/23/27 BBB+ 38,530
100 VICI Properties LP 4.950% 2/15/30 BBB- 97,945
100 Visa Inc 2.050% 4/15/30 AA- 91,039
189 Visa Inc 4.150% 12/14/35 AA- 197,790
100 VMware Inc 1.400% 8/15/26 BBB- 90,057
10 Vodafone Group PLC 4.125% 5/30/25 BBB 10,118
20 Vodafone Group PLC 6.250% 11/30/32 BBB 22,459
173 Vodafone Group PLC 6.150% 2/27/37 BBB 192,550
80 Vodafone Group PLC 5.250% 5/30/48 BBB 79,436
200 Walgreens Boots Alliance Inc 3.200% 4/15/30 BBB 183,268
21 Walmart Inc 2.375% 9/24/29 AA 19,711
400 Walmart Inc 1.800% 9/22/31 AA 354,858
100 Walt Disney Co/The 3.350% 3/24/25 A- 100,263
40 Walt Disney Co/The 2.650% 1/13/31 A- 36,797
130 Walt Disney Co/The 6.400% 12/15/35 A- 157,412
12 Walt Disney Co/The 4.750% 9/15/44 A- 12,236
60 Walt Disney Co/The 4.950% 10/15/45 A- 62,756

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
(continued)
Portfolio of Investments
July 31, 2022

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Industrial (continued)
$ 270 Walt Disney Co/The 2.750% 9/01/49 A- $ 204,620
100 Waste Connections Inc 2.200% 1/15/32 BBB+ 85,655
10 Waste Management Inc 1.500% 3/15/31 BBB+ 8,346
100 Waste Management Inc 4.150% 4/15/32 BBB+ 102,272
40 Western Union Co/The 2.850% 1/10/25 BBB 39,009
10 Western Union Co/The (3) 6.200% 11/17/36 BBB 10,492
100 Weyerhaeuser Co 3.375% 3/09/33 BBB 91,020
100 Whirlpool Corp (3) 4.700% 5/14/32 BBB 101,776
190 Williams Cos Inc/The 2.600% 3/15/31 BBB 165,020
120 WRKCo Inc 4.000% 3/15/28 BBB 119,386
50 WW Grainger Inc 1.850% 2/15/25 A- 48,175
10 Xylem Inc/NY 2.250% 1/30/31 BBB 8,593
10 Zoetis Inc 4.500% 11/13/25 BBB 10,258
126 Zoetis Inc 3.900% 8/20/28 BBB 126,141
9 Zoetis Inc 2.000% 5/15/30 BBB 7,822
41,625 Total Industrial 38,909,299
Utility - 2.3%
12 AEP Texas Inc 4.150% 5/01/49 BBB+ 10,492
30 Alabama Power Co 1.450% 9/15/30 A+ 25,302
111 Alabama Power Co 6.000% 3/01/39 A+ 124,407
50 Alabama Power Co 3.700% 12/01/47 A+ 43,199
100 Alabama Power Co 3.000% 3/15/52 A+ 78,359
10 Ameren Corp 1.950% 3/15/27 BBB 9,148
100 American Electric Power Co Inc 2.031% 3/15/24 BBB- 97,287
100 American Water Capital Corp 2.800% 5/01/30 BBB+ 92,524
100 American Water Capital Corp 2.300% 6/01/31 BBB+ 88,100
100 Appalachian Power Co 4.400% 5/15/44 A- 90,452
100 Atmos Energy Corp (3) 2.625% 9/15/29 A- 92,425
100 Atmos Energy Corp 2.850% 2/15/52 A- 75,785
100 Avista Corp 4.000% 4/01/52 A- 92,154
210 Berkshire Hathaway Energy Co 5.150% 11/15/43 A- 222,052
100 CenterPoint Energy Houston Electric LLC 3.000% 3/01/32 A 94,440
100 CenterPoint Energy Inc (3) 1.450% 6/01/26 BBB 91,520
90 CenterPoint Energy Resources Corp 4.100% 9/01/47 A- 82,686
121 Commonwealth Edison Co 6.450% 1/15/38 A 145,912
100 Commonwealth Edison Co 2.750% 9/01/51 A 74,937
100 Connecticut Light and Power Co/The 2.050% 7/01/31 A+ 88,145
40 Consolidated Edison Co of New York Inc 2.400% 6/15/31 A- 35,774
124 Consolidated Edison Co of New York Inc 5.500% 12/01/39 A- 131,539
10 Consolidated Edison Co of New York Inc 4.300% 12/01/56 A- 9,187
10 Consolidated Edison Co of New York Inc 4.500% 5/15/58 A- 9,496
21 Consolidated Edison Co of New York Inc 3.000% 12/01/60 A- 15,244
90 Consumers Energy Co 3.500% 8/01/51 A+ 78,507
30 Dominion Energy Inc 1.450% 4/15/26 BBB 27,842
10 Dominion Energy Inc 2.250% 8/15/31 BBB 8,607
100 Dominion Energy South Carolina Inc 2.300% 12/01/31 A 88,640
126 DTE Energy Co 2.950% 3/01/30 BBB 114,986
51 Duke Energy Carolinas LLC 2.450% 2/01/30 A 46,593
100 Duke Energy Carolinas LLC 2.550% 4/15/31 A 90,963
100 Duke Energy Carolinas LLC 2.850% 3/15/32 A 92,337
60 Duke Energy Carolinas LLC 4.250% 12/15/41 A 57,463
100 Duke Energy Corp 2.550% 6/15/31 BBB 87,421
100 Duke Energy Corp 4.800% 12/15/45 BBB 97,308
100 Duke Energy Florida LLC 2.400% 12/15/31 A 88,799
30 Emera US Finance LP 4.750% 6/15/46 BBB- 27,594
10 Enel Generacion Chile SA 4.250% 4/15/24 BBB 9,931
157 Entergy Louisiana LLC 4.000% 3/15/33 A 156,110
100 Essential Utilities Inc 2.400% 5/01/31 BBB 85,831
100 Exelon Corp, 144A 2.750% 3/15/27 BBB 95,625

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Utility (continued)
$ 10 Exelon Corp 4.950% 6/15/35 BBB $ 10,226
100 Florida Power & Light Co 2.450% 2/03/32 AA- 91,270
191 Florida Power & Light Co 5.950% 2/01/38 AA- 220,522
48 Interstate Power and Light Co 3.600% 4/01/29 BBB+ 46,942
100 National Rural Utilities Cooperative Finance Corp 3.450% 6/15/25 A 100,110
100 National Rural Utilities Cooperative Finance Corp 2.750% 4/15/32 A+ 91,193
100 NextEra Energy Capital Holdings Inc 1.900% 6/15/28 BBB+ 89,623
100 NiSource Inc 3.600% 5/01/30 BBB 95,150
117 Northern States Power Co/MN 6.200% 7/01/37 A+ 141,444
12 NSTAR Electric Co 5.500% 3/15/40 A+ 13,243
100 Oncor Electric Delivery Co LLC 2.750% 5/15/30 A 94,272
100 Piedmont Natural Gas Co Inc 2.500% 3/15/31 BBB+ 87,795
36 Potomac Electric Power Co 6.500% 11/15/37 A 43,942
50 PPL Capital Funding Inc (3) 3.100% 5/15/26 BBB 48,398
18 Public Service Co of Colorado 6.500% 8/01/38 A+ 21,532
50 Public Service Co of New Hampshire 2.200% 6/15/31 A+ 44,150
20 Public Service Co of Oklahoma 2.200% 8/15/31 A- 17,251
20 Public Service Electric and Gas Co 1.900% 8/15/31 A 17,362
100 Public Service Electric and Gas Co 5.800% 5/01/37 A 116,700
100 Puget Energy Inc 4.224% 3/15/32 BBB- 95,745
30 Puget Sound Energy Inc 5.638% 4/15/41 A 32,483
100 San Diego Gas & Electric Co 3.000% 3/15/32 A 93,097
43 San Diego Gas & Electric Co 4.150% 5/15/48 A 40,219
94 Sempra Energy 6.000% 10/15/39 BBB 103,263
60 Southern California Edison Co 0.975% 8/01/24 A- 56,908
12 Southern California Edison Co 6.650% 4/01/29 BBB 13,079
10 Southern California Edison Co 5.625% 2/01/36 A- 10,453
178 Southern California Edison Co 4.500% 9/01/40 A- 163,299
100 Southern California Gas Co 2.950% 4/15/27 A 97,904
50 Southern Co Gas Capital Corp 1.750% 1/15/31 BBB+ 41,100
21 Southern Co/The 2.950% 7/01/23 BBB 20,925
10 Southwest Gas Corp 3.700% 4/01/28 BBB+ 9,610
20 Southwest Gas Corp 3.800% 9/29/46 BBB+ 15,557
100 Southwestern Electric Power Co 3.250% 11/01/51 BBB+ 76,784
100 Tampa Electric Co 5.000% 7/15/52 A- 105,665
12 Tucson Electric Power Co 3.050% 3/15/25 A- 11,825
100 Tucson Electric Power Co 3.250% 5/15/32 A- 93,481
30 Tucson Electric Power Co 3.250% 5/01/51 A- 23,045
60 Union Electric Co 5.300% 8/01/37 A 65,023
20 Washington Gas Light Co 3.796% 9/15/46 A- 17,522
100 WEC Energy Group Inc 2.200% 12/15/28 BBB+ 90,169
20 Wisconsin Electric Power Co 1.700% 6/15/28 A 18,102
10 Wisconsin Power and Light Co (3) 1.950% 9/16/31 A- 8,556
48 Wisconsin Public Service Corp 3.671% 12/01/42 A 42,040
6,203 Total Utility 5,912,102
$ 70,911 Total Corporate Debt (cost $74,577,694) 66,432,323
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
GOVERNMENT RELATED - 5.9%
Government Agency - 2.3%
10 Equinor ASA 3.250% 11/10/24 AA- 9,971
10 Equinor ASA 3.000% 4/06/27 AA- 9,814
10 Equinor ASA (3) 3.625% 9/10/28 AA- 10,023
214 Equinor ASA 3.125% 4/06/30 AA- 206,309
10 Equinor ASA 3.950% 5/15/43 AA- 9,370
10 Equinor ASA 3.700% 4/06/50 AA- 9,089
390 Federal Home Loan Banks 2.375% 9/08/23 N/R 387,343
440 Federal Home Loan Banks 2.500% 2/13/24 N/R 437,316

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
(continued)
Portfolio of Investments
July 31, 2022

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Government Agency (continued)
$ 100 Federal Home Loan Banks 2.125% 2/28/24 AA+ $ 98,676
240 Federal Home Loan Banks 2.875% 6/14/24 N/R 239,622
150 Federal Home Loan Banks 3.250% 11/16/28 N/R 153,919
100 Federal National Mortgage Association 0.300% 8/03/23 N/R 97,260
81 Federal National Mortgage Association (3) 2.625% 9/06/24 N/R 80,463
70 Federal National Mortgage Association 1.625% 1/07/25 N/R 67,848
200 Federal National Mortgage Association 0.625% 4/22/25 N/R 188,165
200 Federal National Mortgage Association (3) 0.500% 6/17/25 N/R 186,985
200 Federal National Mortgage Association 1.875% 9/24/26 N/R 192,664
329 Federal National Mortgage Association 5.625% 7/15/37 N/R 417,320
100 Israel Government AID Bond 5.500% 12/04/23 AAA 103,104
10 Israel Government AID Bond 5.500% 9/18/33 AAA 12,103
200 Japan Bank for International Cooperation 1.750% 10/17/24 A+ 193,909
99 Japan Bank for International Cooperation 2.500% 5/28/25 A+ 97,368
200 Japan Bank for International Cooperation (3) 0.625% 7/15/25 A+ 186,180
180 Japan Bank for International Cooperation (3) 2.875% 6/01/27 A+ 177,935
200 Japan International Cooperation Agency 3.250% 5/25/27 A+ 200,530
100 Korea Development Bank/The 2.125% 10/01/24 AA 97,567
200 Korea Development Bank/The 2.250% 2/24/27 AA 190,243
40 Korea Development Bank/The 1.375% 4/25/27 AA 36,500
774 Kreditanstalt fuer Wiederaufbau 2.500% 11/20/24 AAA 765,125
100 Kreditanstalt fuer Wiederaufbau 1.250% 1/31/25 AAA 95,949
9 Kreditanstalt fuer Wiederaufbau 0.375% 7/18/25 AAA 8,349
100 Kreditanstalt fuer Wiederaufbau 3.000% 5/20/27 AAA 100,758
10 Landwirtschaftliche Rentenbank 3.125% 11/14/23 AAA 10,009
50 Landwirtschaftliche Rentenbank 2.000% 1/13/25 AAA 48,893
150 Landwirtschaftliche Rentenbank 0.500% 5/27/25 AAA 140,122
109 Oesterreichische Kontrollbank AG 3.125% 11/07/23 AA+ 109,124
100 Oesterreichische Kontrollbank AG 0.500% 9/16/24 AA+ 94,795
100 Oesterreichische Kontrollbank AG 2.875% 5/23/25 AA+ 99,771
200 Svensk Exportkredit AB 1.750% 12/12/23 AA+ 196,423
10 Svensk Exportkredit AB 0.625% 5/14/25 AA+ 9,354
61 Tennessee Valley Authority 4.700% 7/15/33 AAA 68,846
170 Tennessee Valley Authority 5.500% 6/15/38 AAA 206,052
16 Tennessee Valley Authority 5.250% 9/15/39 AAA 19,015
6,052 Total Government Agency 6,070,181
Municipal Bonds - 1.1% (4)
250 Province of Alberta Canada(No Opt. Call) 1.000% 5/20/25 AA- 236,185
160 Province of Alberta Canada(No Opt. Call) 3.300% 3/15/28 AA- 161,240
40 Province of Alberta Canada(No Opt. Call) (3) 1.300% 7/22/30 AA- 34,748
59 Province of British Columbia Canada(No Opt. Call) 2.000% 10/23/22 AA+ 58,897
100 Province of British Columbia Canada(No Opt. Call) 1.750% 9/27/24 AA+ 97,235
50 Province of British Columbia Canada(No Opt. Call) 2.250% 6/02/26 AA+ 48,538
110 Province of British Columbia Canada(No Opt. Call) 0.900% 7/20/26 AA+ 101,434
10 Province of Manitoba Canada(No Opt. Call) 2.100% 9/06/22 A+ 9,994
100 Province of Manitoba Canada(No Opt. Call) 2.600% 4/16/24 A+ 99,146
100 Province of Manitoba Canada(No Opt. Call) 1.500% 10/25/28 A+ 90,544
70 Province of New Brunswick Canada(No Opt. Call) 3.625% 2/24/28 A+ 71,993
50 Province of Ontario Canada(No Opt. Call) 2.200% 10/03/22 A+ 49,967
516 Province of Ontario Canada(No Opt. Call) 1.750% 1/24/23 AA- 513,118
10 Province of Ontario Canada(No Opt. Call) 3.400% 10/17/23 AA- 10,022
60 Province of Ontario Canada(No Opt. Call) 3.200% 5/16/24 AA- 60,106
200 Province of Ontario Canada(No Opt. Call) 2.500% 4/27/26 AA- 195,247
100 Province of Ontario Canada(No Opt. Call) 3.100% 5/19/27 AA- 99,840
100 Province of Ontario Canada(No Opt. Call) 1.800% 10/14/31 AA- 88,820
100 Province of Ontario Canada(No Opt. Call) 2.125% 1/21/32 AA- 90,535
20 Province of Quebec Canada(No Opt. Call) 2.625% 2/13/23 AA- 19,954
89 Province of Quebec Canada(No Opt. Call) 2.875% 10/16/24 AA- 88,740
180 Province of Quebec Canada(No Opt. Call) 1.500% 2/11/25 AA- 173,518

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Municipal Bonds (continued)
$ 50 Province of Quebec Canada(No Opt. Call) 0.600% 7/23/25 AA- $ 46,535
295 Province of Quebec Canada(No Opt. Call) 2.500% 4/20/26 AA- 288,838
70 Province of Quebec Canada(No Opt. Call) 2.750% 4/12/27 AA- 69,165
2,889 Total Municipal Bonds 2,804,359
Sovereign Debt - 2.5%
10 African Development Bank 3.000% 9/20/23 AAA 9,989
100 African Development Bank 3.375% 7/07/25 AAA 101,052
100 African Development Bank 0.875% 7/22/26 AAA 92,143
400 Asian Development Bank 1.500% 10/18/24 AAA 387,276
100 Asian Development Bank 1.500% 1/20/27 AAA 94,427
100 Asian Development Bank 1.875% 3/15/29 AAA 94,171
100 Asian Development Bank 3.125% 4/27/32 AAA 101,837
100 Canada Government International Bond 1.625% 1/22/25 AAA 97,035
100 Canada Government International Bond 2.875% 4/28/25 AAA 99,873
30 Chile Government International Bond 3.125% 1/21/26 A 29,279
20 Chile Government International Bond 3.240% 2/06/28 A 19,274
210 Chile Government International Bond 2.450% 1/31/31 A 185,826
200 Chile Government International Bond 3.250% 9/21/71 A 140,957
20 Council Of Europe Development Bank 1.375% 2/27/25 AA+ 19,252
100 Council Of Europe Development Bank 3.000% 6/16/25 AA+ 100,091
50 Council Of Europe Development Bank 0.875% 9/22/26 AA+ 45,963
70 European Investment Bank 2.875% 8/15/23 AAA 69,901
311 European Investment Bank 3.125% 12/14/23 AAA 311,202
90 European Investment Bank 2.250% 6/24/24 AAA 88,769
100 European Investment Bank 2.750% 8/15/25 AAA 99,482
100 European Investment Bank 0.750% 10/26/26 AAA 91,393
100 European Investment Bank 1.375% 3/15/27 AAA 93,804
14 Hungary Government International Bond 7.625% 3/29/41 BBB 16,980
100 Inter-American Development Bank 3.250% 7/01/24 AAA 100,236
130 Inter-American Development Bank 2.000% 7/23/26 AAA 125,321
100 Inter-American Development Bank 1.500% 1/13/27 AAA 94,520
100 Inter-American Development Bank 1.125% 7/20/28 AAA 90,478
340 Inter-American Development Bank 3.875% 10/28/41 AAA 356,922
100 International Bank for Reconstruction & Development 2.500% 3/19/24 AAA 99,106
535 International Bank for Reconstruction & Development 1.500% 8/28/24 AAA 518,745
151 International Bank for Reconstruction & Development 2.125% 3/03/25 AAA 148,097
60 International Bank for Reconstruction & Development 3.125% 11/20/25 AAA 60,386
10 International Bank for Reconstruction & Development 2.500% 11/22/27 AAA 9,831
100 International Bank for Reconstruction & Development 1.625% 11/03/31 AAA 90,139
100 International Bank for Reconstruction & Development 2.500% 3/29/32 AAA 96,487
100 International Finance Corp 0.375% 7/16/25 AAA 92,901
20 International Finance Corp 2.125% 4/07/26 AAA 19,453
240 Israel Government International Bond 2.750% 7/03/30 A+ 232,267
60 Israel Government International Bond 3.875% 7/03/50 A+ 55,650
80 Korea International Bond 2.750% 1/19/27 AA 78,870
10 Korea International Bond 2.500% 6/19/29 AA- 9,644
20 Korea International Bond 1.000% 9/16/30 AA 17,056
70 Korea International Bond 1.750% 10/15/31 AA 62,675
70 Nordic Investment Bank 2.250% 5/21/24 AAA 69,405
120 Panama Government International Bond 4.000% 9/22/24 BBB 120,161
10 Panama Government International Bond (3) 3.750% 3/16/25 BBB 9,932
30 Panama Government International Bond 3.160% 1/23/30 BBB 27,112
250 Panama Government International Bond 4.500% 5/15/47 BBB 209,374
70 Panama Government International Bond 4.500% 4/16/50 N/R 57,812
30 Peruvian Government International Bond 4.125% 8/25/27 BBB 30,098
180 Peruvian Government International Bond 2.844% 6/20/30 BBB 161,703
70 Peruvian Government International Bond (3) 2.783% 1/23/31 BBB 61,657
65 Peruvian Government International Bond 3.000% 1/15/34 BBB 55,660
96 Peruvian Government International Bond (3) 5.625% 11/18/50 BBB 104,911

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
(continued)
Portfolio of Investments
July 31, 2022

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Sovereign Debt (continued)
$ 10 Peruvian Government International Bond (3) 3.550% 3/10/51 BBB $ 8,038
10 Republic of Italy Government International Bond 0.875% 5/06/24 BBB- 9,437
100 Republic of Italy Government International Bond 1.250% 2/17/26 BBB- 88,809
270 Republic of Italy Government International Bond 2.875% 10/17/29 BBB- 237,298
110 Republic of Poland Government International Bond 4.000% 1/22/24 A- 110,722
20 Uruguay Government International Bond 4.375% 10/27/27 BBB 20,789
42 Uruguay Government International Bond 4.375% 1/23/31 BBB 44,021
200 Uruguay Government International Bond 4.125% 11/20/45 BBB 195,744
6,704 Total Sovereign Debt 6,371,443
$ 15,645 Total Government Related (cost $16,356,505) 15,245,983
Total Long-Term Investments (cost $277,453,395) 254,863,244
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   1.6%
MONEY MARKET FUNDS - 1.6%
4,253,588 State Street Navigator Securities Lending Government
Money Market Portfolio (5)
2.300%(6) $ 4,253,588
Total Investments Purchased with Collateral from Securities Lending (cost $4,253,588) 4,253,588
Total Investments (cost $281,706,983 ) - 100.8% 259,116,832
Other Assets Less Liabilities - (0.8)% (2,171,897)
Net Assets - 100% $ 256,944,935
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch. Ratings are not covered by the report of independent registered public accounting firm.
(3) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $4,149,607.
(4) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns. Optional Call Provisions are not covered by the report of independent registered public accounting firm.
(5) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(6) The rate shown is the one-day yield as of the end of the reporting period.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
WI/DD Purchased on a when-issued or delayed delivery basis.
See accompanying notes to financial statements

Statement of Assets and Liabilities
July 31, 2022
See accompanying notes to financial statements.

NUAG NUSA NUHY NUBD
Assets
Long-term investments, at value
†‡
$ 162,892,053 $ 37,221,484 $ 94,381,092 $ 254,863,244
Cash 2,418,900 196,633 620,823 1,215,574
Investments purchased with collateral from securities lending, at value (cost approximates value) 2,800,386 844,496 8,587,122 4,253,588
Receivable for Interest 969,299 192,355 1,495,748 1,438,423
Receivable for investments sold 6,323,233 678,102 4,667,370 11,646,714
Receivable for securities lending income 689 188 3,743 1,235
Other assets 1,933 619 166 438
Total assets 175,406,493 39,133,877 109,756,064 273,419,216
Liabilities
Payable for collateral from securities lending 2,800,386 844,496 8,587,122 4,253,588
Payable for investments purchased - regular settlement 5,332,641 716,960 4,492,398 9,313,854
Payable for investments purchased - when-issued/delayed-delivery settlement 2,059,123 – – 2,869,626
Accrued expenses:
Management fees 28,751 6,067 23,722 32,184
Professional fees 722 – 266 2,636
Trustees fees 1,193 259 732 1,955
Other 1,933 62 166 438
Total liabilities 10,224,749 1,567,844 13,104,406 16,474,281
Net assets $ 165,181,744 $ 37,566,033 $ 96,651,658 $ 256,944,935
Shares outstanding 7,500,000 1,600,000 4,500,000 11,000,000
Net asset value ("NAV") per share $ 22.02 $ 23.48 $ 21.48 $ 23.36
Net assets consist of:
Capital paid-in 202,221,916 40,148,395 110,763,901 285,124,851
Total distributable earnings (loss) (37,040,172) (2,582,362) (14,112,243) (28,179,916)
Net assets 165,181,744 37,566,033 96,651,658 256,944,935
Authorized shares Unlimited Unlimited Unlimited Unlimited
Par value per share $ 0.01 $ 0.01 $ 0.01 $ 0.01
†
Long-term investments, cost $ 179,486,475 $ 38,866,965 $ 104,236,438 $ 277,453,395
‡ Includes securities loaned of $ 2,632,134 $ 823,528 $ 8,271,087 $ 4,149,607

Statement of Operations
July 31, 2022
See accompanying notes to financial statements.

NUAG NUSA NUHY NUBD
Investment Income
Dividends $ 10 $ — $ — $ —
Interest 5,857,268 568,491 4,659,978 4,686,637
Securities lending income, net 5,103 517 22,837 5,241
Total investment income 5,862,381 569,008 4,682,815 4,691,878
Expenses
Management fees 630,888 77,034 303,726 409,430
Professional fees 5,552 973 2,368 6,296
Trustees fees 8,870 1,286 3,296 8,575
Total expenses 645,310 79,293 309,390 424,301
Net investment income (loss) 5,217,071 489,715 4,373,425 4,267,577
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments (12,106,280) (230,109) (2,000,094) (3,401,129)
Net realized gain (loss) from in-kind redemptions (16,494,695) (116,962) 24,512 21,627
Change in net unrealized appreciation (depreciation) of investments (17,185,746) (2,216,914) (11,040,472) (26,215,926)
Net realized and unrealized gain (loss) (45,786,721) (2,563,985) (13,016,054) (29,595,428)
Net increase (decrease) in net assets from operations $ (40,569,650) $ (2,074,270) $ (8,642,629) $ (25,327,851)

Statement of Changes in Net Assets
See accompanying notes to financial statements.

NUAG NUSA
Year Ended
7/31/22
Year Ended
7/31/21
Year Ended
7/31/22
Year Ended
7/31/21
Operations
Net investment income $ 5,217,071 $ 1,988,148 $ 489,715 $ 536,536
Net realized gain (loss) from investments (12,106,280) (4,541,233) (230,109) 249,401
Net realized gain (loss) from in-kind redemptions (16,494,695) (1,887,230) (116,962) 86,177
Change in unrealized appreciation (depreciation) of investments (17,185,746) (2,099,133) (2,216,914) (449,139)
Net increase (decrease) in net assets from operations (40,569,650) (6,539,448) (2,074,270) 422,975
Distributions to Shareholders
Dividends (7,065,060) (3,233,360) (801,410) (923,780)
Decrease in net assets from distributions to shareholders (7,065,060) (3,233,360) (801,410) (923,780)
Fund Share Transactions
Proceeds from sale of shares 210,415,750 576,413,221 7,319,590 7,650,840
Cost of shares redeemed (171,275,770) (473,809,350) (7,333,910) (2,547,690)
Net increase (decrease) in net assets from Fund share transactions 39,139,980 102,603,871 (14,320) 5,103,150
Net increase (decrease) in net assets (8,494,730) 92,831,063 (2,890,000) 4,602,345
Net assets at the beginning of period 173,676,474 80,845,411 40,456,033 35,853,688
Net assets at the end of period $ 165,181,744 $ 173,676,474 $ 37,566,033 $ 40,456,033

See accompanying notes to financial statements.

NUHY NUBD
Year Ended
7/31/22
Year Ended
7/31/21
Year Ended
7/31/22
Year Ended
7/31/21
Operations
Net investment income $ 4,373,425 $ 3,073,274 $ 4,267,577 $ 3,439,036
Net realized gain (loss) from investments (2,000,094) 939,045 (3,401,129) 66,689
Net realized gain (loss) from in-kind redemptions 24,512 – 21,627 –
Change in unrealized appreciation (depreciation) of investments (11,040,472) 445,273 (26,215,926) (5,397,079)
Net increase (decrease) in net assets from operations (8,642,629) 4,457,592 (25,327,851) (1,891,354)
Distributions to Shareholders
Dividends (5,144,420) (3,626,280) (5,556,700) (4,115,730)
Decrease in net assets from distributions to shareholders (5,144,420) (3,626,280) (5,556,700) (4,115,730)
Fund Share Transactions
Proceeds from sale of shares 21,321,020 39,351,360 37,833,980 121,402,100
Cost of shares redeemed (7,260,360) – (12,888,490) –
Net increase (decrease) in net assets from Fund share transactions 14,060,660 39,351,360 24,945,490 121,402,100
Net increase (decrease) in net assets 273,611 40,182,672 (5,939,061) 115,395,016
Net assets at the beginning of period 96,378,047 56,195,375 262,883,996 147,488,980
Net assets at the end of period $ 96,651,658 $ 96,378,047 $ 256,944,935 $ 262,883,996

Financial Highlights

The Funds' fiscal year end is July 31st.  The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income (NII)
(Loss)(a)
Net Realized
/Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains Total
Ending
NAV
Ending
Market
Price
NUAG
2022
$ 25.17 $ 0.39 $ (3.01) $ (2.62) $ (0.53) $ — $ (0.53) $ 22.02 $ 22.09
2021
26.08 0.33 (0.55) (0.22) (0.69) — (0.69) 25.17 25.18
2020
24.49 0.55 1.88 2.43 (0.84) — (0.84) 26.08 26.05
2019
23.49 0.75 1.09 1.84 (0.84) — (0.84) 24.49 24.44
2018
24.61 0.67 (0.91) (0.24) (0.88) — (0.88) 23.49 23.50
NUSA
2022
25.29 0.31 (1.62) (1.31) (0.50) — (0.50) 23.48 23.52
2021
25.61 0.34 (0.08) 0.26 (0.58) — (0.58) 25.29 25.31
2020
24.86 0.55 0.90 1.45 (0.70) — (0.70) 25.61 25.69
2019
24.30 0.62 0.65 1.27 (0.71) — (0.71) 24.86 24.89
2018
25.11 0.55 (0.64) (0.09) (0.72) — (0.72) 24.30 24.33
NUHY
2022
24.71 1.02 (3.04) (2.02) (1.21) — (1.21) 21.48 21.63
2021
24.43 1.04 0.47 1.51 (1.23) — (1.23) 24.71 24.78
2020(d)
25.00 0.93 (0.53) 0.40 (0.97) — (0.97) 24.43 24.74
NUBD
2022
26.29 0.41 (2.81) (2.40) (0.53) — (0.53) 23.36 23.40
2021
27.31 0.45 (0.92) (0.47) (0.55) — (0.55) 26.29 26.30
2020
25.36 0.55 2.04 2.59 (0.64) — (0.64) 27.31 27.37
2019
24.17 0.63 1.24 1.87 (0.68) — (0.68) 25.36 25.38
2018(f)
25.00 0.48 (0.82) (0.34) (0.49) — (0.49) 24.17 24.20
(a)
Per share Net Investment Income (Loss) is calculated using the average shares method.
(b)
Total Return Based on NAV reflects the change in NAV over the period, including the assumed reinvestment of distributions, if any, at NAV on each ex-dividend payment date during the period. Total Return Based on Market Price reflects the change in the market price per share over the period, including the assumed reinvestment of distributions, if any, at the ending market price per share on each ex-dividend payment date during the period. Total returns are not annualized.
(c)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 -
Portfolio Securities - Investment Transactions) divided by the average long-term market value during the period.
Portfolio Turnover Rate excludes securities received or delivered as a result of processing in-kind creations or redemptions of Fund shares (as disclosed in Note 5 - Fund Shares).
(d)
For the period September 25, 2019 (commencement of operations) through July 31, 2020.
(e)
Annualized.
(f)
For the period September 29, 2017 (commencement of operations) through July 31, 2018.

See accompanying notes to financial statements.

Ratios/Supplemental Data
Total Return Ratios to Average Net Assets
Based
on
NAV(b)
Based
on
Market
Price(b)
Ending
Net
Assets
(000) Expenses
NII
(Loss)
Portfolio
Turnover
Rate(c)
(10.50) % (10.27) % $ 165,182 0.20% 1.65% 81%
(0.81) (0.64) 173,676 0.20 1.32 235
10.11 10.19 80,845 0.20 2.21 208
8.03 7.77 71,019 0.20 3.17 167
(1.00) (1.21) 147,959 0.20 2.79 123
(5.20) (5.13) 37,566 0.20 1.27 77
1.03 0.80 40,456 0.20 1.33 46
5.93 6.15 35,854 0.20 2.20 51
5.37 5.31 27,349 0.20 2.54 36
(0.37) (0.39) 26,727 0.20 2.22 37
(8.44) (8.07) 96,652 0.31 4.42 56
6.32 5.25 96,378 0.35 4.14 65
1.79 3.02 56,195 0.35 (e) 4.55 (e) 47
(9.24) (9.09) 256,945 0.16 1.64 45
(1.72) (1.90) 262,884 0.20 1.69 33
10.38 10.51 147,489 0.20 2.07 18
7.89 7.84 55,786 0.20 2.59 27
(1.37) (1.25) 41,088 0.20 (e) 2.31 (e) 17

Notes to Financial Statements

1. General Information
Trust and Fund Information
Nushares ETF Trust (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is comprised of Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG), Nuveen Enhanced Yield 1-5 Year
U.S. Aggregate Bond ETF (NUSA), Nuveen ESG High Yield Corporate Bond ETF (NUHY) and Nuveen ESG U.S. Aggregate Bond ETF (NUBD) (each a
“Fund” and collectively, the “Funds”), as diversified funds, among others. The Trust was organized as a Massachusetts business trust on February 20,
2015. Shares of the Funds are listed and traded on the NYSE Arca (the “Exchange”).
Current Fiscal Period
The end of the reporting period for the Funds is July 31, 2022, and the period covered by these Notes to Financial Statements is the fiscal year ended July 31, 2022 (the "current fiscal period").
Investment Adviser and Sub-Adviser
The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”). The Adviser has overall responsibility for management of the
Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services. The Adviser has entered into a sub-advisory agreement with Teachers Advisors, LLC (the “Sub-Adviser”), an affiliate of the
Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
Other Matters
The outbreak of the novel coronavirus (“COVID-19”) and subsequent global pandemic began significantly impacting the U.S. and global financial markets and economies during the calendar quarter ended March 31, 2020. The worldwide spread of COVID-19 has created significant uncertainty in the global economy. The duration and extent of COVID-19 over the long-term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds’ normal course of business, results of operations, investments, and cash flows will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services – Investment Companies. The net asset value (“NAV”) for financial reporting purposes may differ from the NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing security and shareholder transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation
The Trust pays no compensation directly to those of its trustees or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Funds' Board of Trustees (the "Board") has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties.
The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income
Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Interest Income, which is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Interest income also reflects payment-in-kind (“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments.

Notes to Financial Statements
(continued)
New Accounting Pronouncements and Rule Issuances
Reference Rate Reform
In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate
Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates, when participating banks will no longer be required to submit London Interbank Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management has not yet elected to apply the amendments, is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds’ investments and has currently determined that it is unlikely the ASU’s adoption will have a significant impact on the Funds’ financial statements and various filings.
New Rules to Modernize Fund Valuation Framework Take Effect
A new rule adopted by the Securities and Exchange Commission (the "SEC") governing fund valuation practices, Rule 2a-5 under the 1940 Act, has established requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are "readily available" for purposes of Section 29(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. Separately, new SEC Rule 31a-4 under the 1940 Act sets forth the recordkeeping requirements associated with fair value determinations. The Funds adopted a valuation policy conforming to the new rules, effective September 1, 2022, and there was no material impact to the Funds.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Prices of fixed-income securities are generally provided by an independent pricing service (“pricing service”) approved by the Board. The pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Investments in investment companies are valued at their respective NAVs on the valuation date and are generally classified as Level 1.
Any portfolio security or derivative for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2 of the fair value hierarchy; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:

4. Portfolio Securities and Investments in Derivatives
Portfolio Securities
Securities Lending
Each Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions in order to generate additional income. When loaning securities, the Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The loans are continuous, can be recalled at any time, and have no set maturity. State Street Bank and Trust Company, serves as the securities lending agent (the “Agent”).
When a Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to an amount not less than 100% of the market value of the loaned securities. The actual percentage of the cash collateral will vary depending upon the asset type of the loaned securities.
Collateral for the loaned securities is invested in a government money market vehicle maintained by the Agent, which is subject to the requirements of Rule 2a-7 under the 1940 Act. The value of the loaned securities and the liability to return the cash collateral received are recognized on the
Statement of Assets and Liabilities. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is also recognized on the Statement of Assets and Liabilities. Securities out on loan are subject to termination at any time at the option of the borrower or the Fund. Upon termination, the borrower is required to return to the Fund securities identical to the securities loaned. During the term of the loan, the Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
NUAG
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Corporate Debt $ – $ 50,958,316 $ – $ 50,958,316
Securitized – 47,275,981 – 47,275,981
U.S. Treasury – 46,734,836 – 46,734,836
Government Related – 17,922,920 – 17,922,920
Investments Purchased with Collateral from Securities
Lending 2,800,386 – – 2,800,386
Total
$ 2,800,386 $ 162,892,053 $ – $ 165,692,439
NUSA
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Corporate Debt $ – $ 18,134,025 $ – $ 18,134,025
U.S. Treasury – 10,283,186 – 10,283,186
Securitized – 8,804,273 – 8,804,273
Investments Purchased with Collateral from Securities
Lending 844,496 – – 844,496
Total
$ 844,496 $ 37,221,484 $ – $ 38,065,980
NUHY
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Corporate Debt $ – $ 94,381,092 $ – $ 94,381,092
Investments Purchased with Collateral from Securities
Lending 8,587,122 – – 8,587,122
Total
$ 8,587,122 $ 94,381,092 $ – $ 102,968,214
NUBD
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
U.S. Treasury $ – $ 96,679,702 $ – $ 96,679,702
Securitized – 76,505,236 – 76,505,236
Corporate Debt – 66,432,323 – 66,432,323
Government Related – 15,245,983 – 15,245,983
Investments Purchased with Collateral from Securities
Lending 4,253,588 – – 4,253,588
Total
$ 4,253,588 $ 254,863,244 $ – $ 259,116,832
* Refer to the Fund's Portfolio of Investments for industry classifications, where applicable.

Notes to Financial Statements
(continued)
Securities lending income recognized by a Fund consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is recognized on the Statement of Operations.
As of the end of the reporting period, the total value of the loaned securities and the total value of collateral received were as follows:
Investment Transactions
Long-term purchases and sales (including maturities but excluding in-kind transactions and investments purchased with collateral from securities lending, where applicable), during the current fiscal period were as follows:
In-kind transactions during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. The Funds have earmarked securities in their portfolios with a current value at least equal to the amount of the when-issued/
delayed delivery purchase commitments. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
Investments in Derivatives
Each Fund is authorized to invest in certain derivative instruments. The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds’ investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.
Although the Funds are authorized to invest in derivative instruments, and may do so in the future, they did not make any such investments during the current fiscal period.
Market and Counterparty Credit Risk
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty
Fund Asset Class out on Loan
Long-Term
Investments, at
Value
Total Collateral
Received
NUAG Corporate Debt $1,990,050 $2,046,305
Government Related 642,084 754,081
Total $2,632,134 $2,800,386
NUSA Corporate Debt $823,528 $844,496
NUHY Corporate Debt $8,271,087 $8,587,122
NUBD Corporate Debt $3,506,630 $3,597,036
Government Related 642,977 656,552
Total $4,149,607 $4,253,588
Purchases Sales
Fund
Investments
Securities
U.S.
Government  and
Agency
Obligations
Investment
Securities
U.S. Government
and Agency
Obligations
NUAG $ 232,973,362 $ 66,704,219 $ 188,373,057 $ 57,625,006
NUSA 18,994,235 12,601,537 14,861,141 14,734,868
NUHY 54,349,205 — 56,652,163 —
NUBD 81,885,762 44,241,568 67,232,551 51,202,116
Fund
In-Kind
Purchases
In-Kind
Sales
NUAG $ 100,780,541 $ 119,199,405
NUSA 5,347,973 7,287,802
NUHY 22,612,202 6,358,646
NUBD 23,707,694 8,403,191

credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and
Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the predetermined threshold amount.
5. Fund Shares
Each Fund issues and redeems its shares on a continuous basis at NAV only in aggregations of a specified number of shares or multiples thereof
(“Creation Units”). Only certain institutional investors (referred to as “Authorized Participants”) who have entered into agreements with Nuveen
Securities, LLC, the Funds' distributor, may purchase and redeem Creation Units. Once created, shares of the Funds trade on the Exchange at market prices and are only available to individual investors through their brokers.
Creation Units are purchased and redeemed in-kind for a designated portfolio of securities included in each Fund’s respective Index and/or a specified amount of cash. Authorized Participants are charged fixed transaction fees in connection with purchasing and redeeming Creation Units.
Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant Fund for certain transaction costs (i.e., taxes on currency or other financial transactions, and brokerage costs) and market impact expenses it incurs in purchasing or selling portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” on the Statements of Changes in Net Assets.
Transactions in Fund shares during the current and prior period were as follows:
6. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing gains and losses on investment transactions. Temporary differences do not require reclassification. As of year end, permanent differences that resulted in reclassifications among the components of net assets relate primarily to bond premium amortization adjustments, paydowns and redemptions in-
kind. Temporary and permanent differences have no impact on a Fund's net assets.
NUAG NUSA
Year Ended
7/31/22
Year Ended
7/31/21
Year Ended
7/31/22
Year Ended
7/31/21
Shares Amount Shares Amount Shares Amount Shares Amount
Shares sold 8,500,000 $210,415,750 22,600,000 $576,413,221 300,000 $7,319,590 300,000 $7,650,840
Shares redeemed (7,900,000) (171,275,770) (18,800,000) (473,809,350) (300,000) (7,333,910) (100,000) (2,547,690)
Net increase (decrease) 600,000 $39,139,980 3,800,000 $102,603,871 – $(14,320) 200,000 $5,103,150
NUHY NUBD
Year Ended
7/31/22
Year Ended
7/31/21
Year Ended
7/31/22
Year Ended
7/31/21
Shares Amount Shares Amount Shares Amount Shares Amount
Shares sold 900,000 $21,321,020 1,600,000 $39,351,360 1,500,000 $37,833,980 4,600,000 $121,402,100
Shares redeemed (300,000) (7,260,360) – – (500,000) (12,888,490) – –
Net increase (decrease) 600,000 $14,060,660 1,600,000 $39,351,360 1,000,000 $24,945,490 4,600,000 $121,402,100

Notes to Financial Statements
(continued)
As of year end, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes was as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of year end, the components of accumulated earnings on a tax basis were as follows:
The tax character of distributions paid were as follows:
As of year end, the Funds had capital loss carryforwards, which will not expire:
7. Management Fees and Other Transactions with Affiliates
Management Fees
Each Fund’s management fee compensates the Adviser for its investment advisory services to the Funds. The Sub-Adviser is compensated for
its services to the Funds from the management fees paid to the Adviser.   The Adviser is responsible for substantially all other expenses of the
Funds, except any future distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities, fees and expenses of the independent trustees (including any trustees’ counsel fees), certain compensation expenses of the Funds’ chief compliance officer, litigation expenses and extraordinary expenses.
The annual management fee, payable monthly, for each Fund is based on a percentage of average daily net assets according to the following rates:
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
NUAG $ 183,443,065 $ 188,671 $ (17,939,297) $ (17,750,626)
NUSA 40,033,089 56,120 (2,023,229) (1,967,109)
NUHY 113,581,625 208,325 (10,821,736) (10,613,411)
NUBD 282,407,117 194,201 (23,484,486) (23,290,285)
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
NUAG
$ 478,686 $ — $ (17,750,626) $ (19,768,232) $ — $ — $ (37,040,172)
NUSA
83,951 — (1,967,110) (699,203) — — (2,582,362)
NUHY
553,348 — (10,613,411) (4,052,180) — — (14,112,243)
NUBD
1,224,296 — (23,290,285) (6,113,927) — — (28,179,916)
7/31/22 7/31/21
Fund
Ordinary
Income
Long-Term
Capital Gains
Ordinary
Income
Long-Term
Capital Gains
NUAG
$ 7,065,060 $ — $ 3,233,360 $ —
NUSA
801,410 — 923,780 —
NUHY
5,144,420 — 3,626,280 —
NUBD
5,556,700 — 4,115,730 —
Fund
Short-Term Long-Term Total
NUAG
$ 17,616,745 $ 2,151,487 $ 19,768,232
NUSA
376,384 322,819 699,203
NUHY
3,466,085 586,095 4,052,180
NUBD
3,356,672 2,757,255 6,113,927

Effective on September 28, 2021, the annual management fee, payable monthly, for each Fund is based on a percentage of average daily net assets according to the following rates:
Other Transactions with Affiliates
As of the end of the reporting period, the percentage of Fund shares owned by Nuveen as follows:
As of the end of the reporting period, the percentage of Fund shares owned by TIAA are as follows:
Fund Management Fee*
NUAG 0.20%
NUSA 0.20
NUHY 0.35
NUBD 0.20
* For the period August 1, 2021 through September 27, 2021.
Fund Management Fee
NUAG 0.20%
NUSA 0.20
NUHY 0.30
NUBD 0.15
Fund
Nuveen
Owned Shares
NUAG
— %
*
NUSA
—
NUHY
—
NUBD
—
*
Value rounded to zero.
Fund
TIAA
Owned Shares
NUAG
— %
NUSA
—
NUHY
4
NUBD
—

Important Tax Information
(Unaudited)
As required by the Internal Revenue Code and Treasury Regulations, certain tax information, as detailed below, must be provided to shareholders. Shareholders are advised to consult their tax advisor with respect to the tax implications of their investment. The amounts listed below may differ from the actual amounts reported on Form 1099-DIV, which will be sent to shareholders shortly after calendar year end.
Long-Term Capital Gains
As of year end, each Fund designates the following distribution amounts, or maximum amount allowable, as being from net long-term capital gains pursuant to Section 852(b)(3) of the Internal Revenue Code:
Qualified Interest Income (QII)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified interest income and/or short-term capital gain dividends pursuant to Section 871(k) of the Internal
Revenue Code:
163(j)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary dividends treated as
Section 163(j) interest dividends pursuant to Section 163(j) of the Internal Revenue Code:
Fund
Net Long-Term
Capital Gains
NUAG $ —
NUSA —
NUHY —
NUBD —
Fund
Prior Year End to
12/31 Percentage
1/1 to Current
Year End
Percentage
NUAG
75.2% 100.0%
NUSA
87.8 100.0
NUHY
76.1 100.0
NUBD
84.8 100.0
Fund Percentage
NUAG
86 .2%
NUSA
100 .0
NUHY
94 .4
NUBD
96 .3

Additional Fund Information
(Unaudited)
The tables below show the number and percentage of days during the current fiscal period that each Fund’s market price was greater than its NAV per share (i.e., at premium) and less than its NAV per share (i.e., at a discount). The market price is determined using the midpoint between the highest bid and the lowest offer on the applicable Fund’s listing exchange, as of the time that the Fund’s NAV is calculated (normally 4:00 p.m. Eastern Time).
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Sub-Adviser
Teachers Advisors, LLC
730 Third Avenue
New York, NY 10017-3206
Independent Registered
Public Accounting Firm
KPMG LLP
200 East Randolph Street
Chicago, IL 60601
Administrator, Custodian
and Transfer Agent
Brown Brothers Harriman
50 Post Office Square
Boston, MA 02110
Legal Counsel
Chapman and Cutler LLP
Chicago, IL 60603
Morgan Lewis & Bockius LLP
111 Pennsylvania Avenue, NW
Washington, D.C. 20004
NUAG NUSA
Year Ended July 31, 2022 Number of Days % of Total Days Number of Days % of Total Days
Premium/Discount Range:
0.26% to 0.50% 5 2.0% -
-
0.00% to 0.25% 114 45.4% 109 43.4%
(0.01)% to (0.25)% 129 51.4% 142 56.6%
(0.26)% to (0.50)% 3 1.2% - -%
251 100% 251 100%
NUHY NUBD
Year Ended July 31, 2022 Number of Days % of Total Days Number of Days % of Total Days
Premium/Discount Range:
1.01% to 3.00% 6 2.4% - -
0.51% to 1.00% 23 9.2% - -
0.26% to 0.50% 112 44.6% 3 1.2%
0.00% to 0.25% 98 39.0% 99 39.4%
(0.01)% to (0.25)% 10 4.0% 148 59.0%
(0.26)% to (0.50)% 2 0.8% 1 0.4%
251 100% 251 100%

Additional Fund Information
(Unaudited) (continued)
Portfolio of Investments Information
Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information
You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
FINRA BrokerCheck :
The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

Glossary of Terms Used in this Report
(Unaudited)

Average Annual Total Return:
This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Bloomberg MSCI U.S. Aggregate ESG Select Index:
A custom index that utilizes certain environmental, social, and governance (ESG) and low-carbon criteria to select from the securities included in the Bloomberg U.S. Aggregate
Bond Index, its Base Index. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Bloomberg MSCI U.S. High Yield Very Liquid ESG Select Index:
A custom index that utilizes certain environmental,
social, and governance (ESG) and low-carbon criteria to select from the securities included in the Bloomberg U.S.
High Yield Very Liquid Index, its Base Index. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Bloomberg U.S. Aggregate Bond Index:
An index designed to measure the performance of the USD-denominated, fixed-rate U.S. investment grade taxable bond market. The index includes Treasuries, government-related and corporate securities, mortgage-backed securities (MBS), asset-backed securities (ABS) and commercial mortgage-
backed securities (CMBS). Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Bloomberg U.S. High Yield Very Liquid Index:
An index designed to measure the performance of the USD-
denominated, fixed-rate high yield corporate bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Gross Domestic Product (GDP):
The total market value of all final goods and services produced in a country/region in a given year, equal to total consumer, investment and government spending, plus the value of exports, minus the value of imports.
ICE BofA 1-5 Year U.S. Broad Market Index:
An index designed to measure the performance of USD-denominated, investment grade debt securities that have a remaining term to final maturity of between one and five years. The
Index includes U.S. Treasury notes and bonds, government securities, corporate securities, residential and commercial mortgage-backed securities and asset-backed securities. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
ICE BofA Enhanced Yield 1-5 Year U.S. Broad Bond Index:
A custom index that is based on the ICE BofA 1-5 Year
U.S. Broad Market Index, its Base Index. The ICE BofA Enhanced Yield 1-5 Year U.S. Broad Bond Index uses a rules-
based methodology that allocates higher weights to securities and sectors that have the potential for higher yields than the Base Index while seeking to maintain risk and credit quality at levels similar to those of the Base Index by limiting the amount of deviation between the two indices with respect to sector and category weights, tracking error, duration and turnover. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
ICE BofA Enhanced Yield U.S. Broad Bond Index:
A custom index that is based on the ICE BofA U.S. Broad Market
Index, its Base Index. The ICE BofA U.S. Enhanced Yield U.S. Broad Bond Index uses a rules-based methodology that allocates higher weights to securities and sectors that have the potential for higher yields than the Base Index while seeking to maintain risk and credit quality at levels similar to those of the Base Index by limiting the amount of deviation between the two indices with respect to sector and category weights, tracking error, duration and turnover.
Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
ICE BofA U.S. Broad Market Index:
An index designed to measure the performance of USD-denominated, investment grade debt securities, including U.S. Treasury notes and bonds, government securities, corporate securities, residential and commercial mortgage-backed securities and asset-backed securities. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Glossary of Terms Users in the Report
(Unaudited) (continued)

Net Assets Value (NAV) Per Share:
A fund’s Net Assets is equal to its total assets (securities, cash and accrued earnings) less its total liabilities. NAV per share is equal to the fund’s Net Assets divided by its number of shares outstanding.

Annual Investment Management
Agreement Approval Process
(Unaudited)

At a meeting held on May 23-25, 2022 (the “May Meeting”), the Board of Trustees (the “Board” and each Trustee, a “Board Member”) of Nushares
ETF Trust, which is comprised entirely of Board Members who are not “interested persons” (as defined under the Investment Company Act of 1940
(the “1940 Act”)) (the “Independent Board Members”), approved, for each Fund, the renewal of the management agreement (each, an “Investment
Management Agreement”) with Nuveen Fund Advisors, LLC (the “Adviser”) pursuant to which the Adviser serves as investment adviser to such Fund and the sub-advisory agreement (each, a “Sub-Advisory Agreement”) with Teachers Advisors, LLC (the “Sub-Adviser”) pursuant to which the Sub-
Adviser serves as the sub-adviser to such Fund for an additional one-year term. As the Board is comprised of all Independent Board Members, the references to the Board and the Independent Board Members are interchangeable.
Following up to an initial two-year period, the Board considers the renewal of each Investment Management Agreement and Sub-Advisory
Agreement on behalf of the applicable Fund on an annual basis. The Investment Management Agreements and Sub-Advisory Agreements are
collectively referred to as the “Advisory Agreements,” and the Adviser and the Sub-Adviser are collectively, the “Fund Advisers” and each, a “Fund
Adviser.” The Board has established various standing committees composed of various Independent Board Members that are assigned specific responsibilities to enhance the effectiveness of the Board’s oversight and decision making. Throughout the year, the Board and its committees meet regularly and, at these meetings, receive regular and/or special reports that cover an extensive array of topics and information that are relevant to the Board’s annual consideration of the renewal of the advisory agreements for the Nuveen funds. Such information may address, among other things, fund performance and risk information; the Adviser’s strategic plans; product initiatives for various funds; the review of the funds and investment teams; compliance, regulatory and risk management matters; the trading practices of the various sub-advisers to the Nuveen funds;
management of distributions; valuation of securities; fund expenses; securities lending; liquidity management; and overall market and regulatory developments. The Board also seeks to meet periodically with the Nuveen funds’ sub-advisers and/or portfolio teams, when feasible. The Board further meets, among other things, to specifically consider the annual renewal of the advisory agreements for the Nuveen funds.
In connection with its annual consideration of the advisory agreements for the Nuveen funds, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of such advisory agreements by the Adviser and by
Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. The materials cover a wide range of topics including, but not limited to, a description of the nature, extent and quality of services provided by the Fund Advisers; a review of product actions taken during 2021 (such as mergers, liquidations, fund launches, changes to investment teams, and changes to investment policies); a review of each sub-adviser to the Nuveen funds and/or the applicable investment teams; an analysis of fund performance in absolute terms and as compared to the performance of certain peer funds and benchmarks with a focus on any performance outliers; an analysis of the fees and expense ratios of the Nuveen funds in absolute terms and as compared to those of certain peer funds with a focus on any expense outliers; a review of management fee schedules; a description of portfolio manager compensation; a review of the performance of various service providers;
a description of various initiatives Nuveen had undertaken or continued in 2021 and 2022 for the benefit of particular fund(s) and/or the complex; a description of the profitability or financial data of Nuveen and the sub-advisers to the Nuveen funds; and a description of indirect benefits received by the Adviser and the sub-advisers as a result of their relationships with the Nuveen funds. The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the Nuveen funds by the Board and its committees during the year. The Board’s review of the advisory agreements for the Nuveen funds is based on all the information provided to the
Board and its committees throughout the year as well as the information prepared specifically with respect to the annual review of such advisory agreements.
In continuing its practice, the Board met prior to the May Meeting to begin its considerations of the renewal of the Advisory Agreements.
Accordingly, on April 13-14, 2022 (the “April Meeting”), the Board met to review and discuss, in part, the performance of the Nuveen funds and the Adviser’s evaluation of each sub-adviser to the Nuveen funds and/or its investment teams. At the April Meeting, the Board Members asked questions and requested additional information that was provided for the May Meeting.
The Independent Board Members considered the review of the advisory agreements for the Nuveen funds to be an ongoing process and employed the accumulated information, knowledge and experience the Board Members had gained during their tenure on the boards governing the Nuveen funds and working with the Adviser and sub-advisers in their review of the advisory agreements. The contractual arrangements are a result of multiple years of review, negotiation and information provided in connection with the boards’ annual review of the Nuveen funds’ advisory arrangements and oversight of the Nuveen funds.
The Independent Board Members were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel at which no representatives from the Adviser or the Sub-Adviser were present. In connection with their annual review, the Independent Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements, including guidance from court cases evaluating advisory fees.
The Board’s decision to renew the Advisory Agreements was not based on a single identified factor, but rather the decision reflected the comprehensive consideration of all the information provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the renewal process. Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the approval process and may place different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the Advisory Agreements is set forth below.

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
A. Nature, Extent and Quality of Services
In evaluating the renewal of the Advisory Agreements, the Independent Board Members received and considered information regarding the nature, extent and quality of the applicable Fund Adviser’s services provided to the respective Fund with particular focus on the services and enhancements to such services provided during the last year. The Independent Board Members considered the Investment Management Agreements and the
Sub-Advisory Agreements separately in the course of their review. With this approach, they considered the respective roles of the Adviser and the
Sub-Adviser in providing services to the Funds.
The Board recognized that the Nuveen funds operate in a highly regulated industry and, therefore, the Adviser has provided a wide array of management, oversight and administrative services to manage and operate the funds, and the scope and complexity of these services have expanded over time as a result of, among other things, regulatory, market and other developments. The Board accordingly considered the
Adviser’s dedication of extensive resources, time, people and capital employed to support and manage the Nuveen funds as well as the Adviser’s continued program of developing improvements and innovations for the benefit of the funds and shareholders and to meet the ever increasing regulatory requirements applicable to the funds. In this regard, the Board received and reviewed information regarding, among other things, the Adviser’s investment oversight responsibilities, regulatory and compliance services, administrative duties and other services. The Board considered the Adviser’s investment oversight team’s extensive services in overseeing the various sub-advisers to the Nuveen funds; evaluating fund performance; and preparing reports to the Board addressing, among other things, fund performance, market conditions, investment team matters, product developments and management proposals. The Board further recognized the range of services the various teams of the Adviser provided including, but not limited to, overseeing operational and risk management; managing liquidity; overseeing the daily valuation process; and
managing distributions in seeking to deliver long-term fund earnings to shareholders consistent with the respective Nuveen fund’s product design and positioning. The Board also considered the structure of investment personnel compensation of each Fund Adviser and whether the structure provides appropriate incentives to attract and maintain qualified personnel and to act in the best interests of the respective Nuveen fund.
The Board further recognized that the Adviser’s compliance and regulatory functions were integral to the investment management of the Nuveen funds. The Board recognized such services included, but were not limited to, managing compliance policies; monitoring compliance with applicable policies, law and regulations; devising internal compliance programs and a framework to review and assess compliance programs; overseeing sub-adviser compliance testing; preparing compliance training materials; and responding to regulatory requests. The Board further considered information regarding the Adviser’s business continuity and disaster recovery plans as well as information regarding its information security program, including presentations of such program provided at a site visit in 2022, to help identify and manage information security risks.
In addition to the above functions, the Board considered that the Adviser also provides, among other things, fund administration services (such as preparing fund tax returns and other tax compliance services; preparing regulatory filings; interacting with the Nuveen funds’ independent public accountants and overseeing other service providers; and managing fund budgets and expenses); product management services (such as evaluating and enhancing products and strategies); legal services (such as helping to prepare and file registration statements and proxy statements; overseeing fund activities and providing legal interpretations regarding such activities; maintaining regulatory registrations and negotiating agreements with other fund service providers; and monitoring changes in regulatory requirements and commenting on rule proposals impacting investment companies); and oversight of shareholder services and transfer agency functions (such as overseeing transfer agent service providers which include registered shareholder customer service and transaction processing; overseeing proxy solicitation and tabulation services; and overseeing the production and distribution of financial reports by service providers).
The Board also considered the quality of support services and communications the Adviser provided the Board, including, in part, organizing and administrating Board meetings and supporting Board committees; preparing regular and ad hoc reports on fund performance, market conditions and investment team matters; providing due diligence reports addressing product development and management proposals; and coordinating site visits of the Board and presentations by investment teams and senior management.
In addition to the services provided, the Board considered the financial resources of the Adviser and its affiliates and their willingness to make investments in the technology, personnel and infrastructure to support the Nuveen funds, including maintaining a seed capital budget to support new or existing funds and/or facilitate changes for a respective fund. Further, the Board noted the benefits to shareholders of investing in a fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, expertise and resources available to navigate and support the Nuveen funds including during stressed times. The Board recognized the overall reputation and capabilities of the Adviser and its affiliates, the
Adviser’s continuing commitment to provide high quality services, its willingness to implement operational or organizational changes in seeking, among other things, to enhance efficiencies and services to the Nuveen funds and its responsiveness to the Board’s questions and/or concerns raised throughout the year and during the annual review of advisory agreements. The Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the Nuveen funds, including entrepreneurial risks in sponsoring new funds and ongoing risks with managing the funds such as investment, operational, reputational, regulatory, compliance and litigation risks.
In evaluating services, the Board reviewed various highlights of the initiatives the Adviser and its affiliates have undertaken or continued in 2021 and
2022 to benefit the Nuveen complex and/or particular Nuveen funds and meet the requirements of an increasingly complex regulatory environment including, but not limited to:
Centralization of Functions – ongoing initiatives to centralize investment leadership and create a more cohesive market approach and centralized shared support model (including through the consolidation of certain affiliated sub-advisers) in seeking to operate more effectively and enhance the research capabilities and services to the Nuveen funds;

Fund Improvements and Product Management Initiatives – continuing to proactively manage the Nuveen fund complex as a whole and at the individual fund level with an aim to continually improve product platforms and investment strategies to better serve shareholders through, among other things, rationalizing the product line and gaining efficiencies through mergers, repositionings and liquidations;
launching new funds; reviewing and updating investment policies and benchmarks; soft closing certain funds; modifying the conversion periods on certain share classes; and evaluating and adjusting portfolio management teams as appropriate for various funds;
Capital Initiatives – continuing to invest capital to support new Nuveen funds with initial capital as well as to support existing funds;
Liquidity Management – continuing to operate the liquidity management program of the applicable Nuveen funds including monitoring daily their liquidity profile and assessing annually the overall liquidity risk of such funds;
Compliance Program Initiatives – continuing efforts to mitigate compliance risk with a focus on environmental, social and governance
(“ESG”) controls and processes, increase operating efficiencies, implement enhancements to strengthen ongoing execution of key compliance program elements, support international business growth and facilitate integration of Nuveen’s operating model;
Investment Oversight – preparing reports to the Board addressing, among other things, fund performance; market conditions; investment team matters; product developments; changes to mandates, policies and benchmarks; and other management proposals as well as preparing and coordinating investment presentations to the Board;
Risk Management and Valuation Services – continuing to oversee and manage risk including, among other things, conducting ongoing calculations and monitoring of risk measures across the Nuveen funds, instituting investment risk controls, providing risk reporting throughout Nuveen, participating in internal oversight committees, dedicating the resources and time to develop the processes necessary to help address fund compliance with the new derivatives rule and continuing to implement an operational risk framework that seeks to provide greater transparency of operational risk matters across the complex as well as provide multiple other risk programs that seek to provide a more disciplined and consistent approach to identifying and mitigating Nuveen’s operational risks. Further, the securities valuation team continues, among other things, to oversee the daily valuation process of the portfolio securities of the funds, maintain the valuation policies and procedures, facilitate valuation committee meetings, manage relationships with pricing vendors, prepare relevant valuation reports and design methods to simplify and enhance valuation workflow within the organization and implement processes and procedures to help address compliance with the new valuation rule applicable to the funds;
Regulatory Matters – continuing efforts to monitor regulatory trends and advocate on behalf of Nuveen and/or the Nuveen funds, to implement and comply with new or revised rules and mandates and to respond to regulatory inquiries and exams;
Government Relations – continuing efforts of various Nuveen teams and Nuveen’s affiliates to develop policy positions on a broad range of issues that may impact the Nuveen funds, advocate and communicate these positions to lawmakers and other regulatory authorities and work with trade associations to ensure these positions are represented;
Business Continuity, Disaster Recovery and Information Security – continuing efforts of Nuveen to periodically test and update business continuity and disaster recovery plans and, together with its affiliates, to maintain an information security program that seeks to identify and manage information security risks, and provide reports to the Board, at least annually, addressing, among other things, management’s security risk assessment, cyber risk profile, potential impact of new or revised laws and regulations, incident tracking and other relevant information technology risk-related reports; and
Distribution Management Services – continuing to manage the distributions among the varying types of Nuveen funds within the Nuveen complex to be consistent with the respective fund’s product design and positioning in striving to deliver those earnings to shareholders in a relatively consistent manner over time as well as assisting in the development of new products or the restructuring of existing funds.
The Board further considered the division of responsibilities between the Adviser and the Sub-Adviser and recognized that the Sub-Adviser and its investment personnel generally are responsible for the management of each Fund’s portfolio under the oversight of the Adviser and the Board. The
Board considered an analysis of the Sub-Adviser provided by the Adviser which included, among other things, information relating to the assets under management of the applicable investment team and changes thereto, a summary of the applicable investment team and changes thereto, the investment process and philosophy of the applicable investment team, the performance of the Nuveen funds sub-advised by the Sub-Adviser over various periods of time and a summary of any significant policy and/or other changes to the Nuveen funds sub-advised by the Sub-Adviser and/or managed by the applicable investment team. The Board further considered at the May Meeting or prior meetings evaluations of the Sub-Adviser’s compliance programs and trade execution. The Board noted that the Adviser recommended the renewal of the Sub-Advisory Agreements.
Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.
B. The Investment Performance of the Funds and Fund Advisers
In evaluating the quality of the services provided by the Fund Advisers, the Board also received and considered a variety of investment performance data of the Nuveen funds they advise. In evaluating performance, the Board recognized that performance data may differ significantly depending on the ending date selected, particularly during periods of market volatility, and therefore considered the broader perspective of performance over a variety of time periods that may include full market cycles. In this regard, the Board reviewed, among other things, fund performance over various periods. The performance data prepared for the annual review of the advisory agreements for the Nuveen funds supplemented the fund performance data that the Board received throughout the year at its meetings representing differing time periods. In its review, the Board took into account the discussions with representatives of the Adviser; the Adviser’s analysis regarding fund performance that occurred at these Board meetings with particular focus on funds that were considered performance outliers (both overperformance and underperformance); the factors contributing to

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
the performance; and any recommendations or steps taken to address performance concerns. Regardless of the time period reviewed by the Board, the Board recognized that shareholders may evaluate performance based on their own holding periods which may differ from the periods reviewed by the Board and lead to differing results.
For Nuveen funds that had changes in portfolio managers or other significant changes to their investment strategies or policies since March 2019, the Board reviewed certain tracking performance data comparing the performance of such funds before and after such changes. In considering performance data, the Board is aware of certain inherent limitations with such data, including that differences between the objective(s), strategies and other characteristics of the Nuveen funds compared to certain peer groups and/or benchmark(s); differences in the composition of the peer group over time; and differences in the types and/or levels of any leverage and related costs with that of the peer group would all necessarily contribute to differences in performance results and limit the value of the comparative information.
The Board also evaluated performance in light of various relevant factors which may include, among other things, general market conditions, issuer-
specific information, asset class information, leverage and fund cash flows. In relation to general market conditions, the Board had recognized the recent periods in 2022 of general market volatility and underperformance. In their review from year to year, the Board Members consider and may place different emphasis on the relevant information in light of changing circumstances in market and economic conditions. Further, the Board recognized that the market and economic conditions may significantly impact a fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Accordingly, depending on the facts and circumstances including any differences between the respective Nuveen fund and its benchmark and/or peer group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark or peer group for certain periods.
However, with respect to any Nuveen funds for which the Board has identified performance issues, the Board monitors such funds closely until performance improves, discusses with the Adviser the reasons for such results, considers whether any steps are necessary or appropriate to address such issues, and reviews the results of any steps undertaken.
The Board noted that each Fund, a Nuveen exchange-traded fund (“ETF”), is designed to track the performance of a specified index (the
“Underlying Index”). In its review, the Board received and reviewed performance information including, among other things, the net asset value performance of each Fund over the quarter, one-, three- and five-year periods ended December 31, 2021 and March 31, 2022 (or for shorter periods available to the extent a Fund was not in existence during such periods). The Board also considered, among other things, each Fund’s performance in comparison to the performance of its Underlying Index and a broad-based index from which its Underlying Index is generally derived, underlying factors that attributed to the Fund’s performance, and the Fund’s tracking error and relative return compared to its Underlying Index and certain peer rankings (the peer funds upon which such peer rankings are based are referred to collectively as the “Performance Peer Group”). However, given each Fund’s investment objective of seeking investment results that correspond generally to the performance of its Underlying Index, the Board recognized that the extent to which a Fund tracked its benchmark was of greater relevance in assessing the performance for the Fund and therefore placed more emphasis on the tracking error and correlation data provided.
The Board’s determinations with respect to each Fund are summarized below.
For Nuveen Enhanced Yield U.S. Aggregate Bond ETF (the “Enhanced Yield Fund”), the Board considered, among other things, the performance of the Fund and its Underlying Index for the one-, three-, and five-year periods ended December 31, 2021 and March 31, 2022 as well as its tracking error compared to its Underlying Index as of such dates. The Board noted that the Fund ranked in the fourth quartile of its Performance Peer Group for the one-year period ended December 31, 2021 and the second quartile for the three- and five-year periods ended December 31, 2021. Further, the Fund ranked in the fourth quartile of its Performance Peer Group for the one- and five-year periods ended March 31, 2022 and the third quartile for the three-year period ended March 31, 2022. Given the Fund’s investment objective, however, the Board placed more emphasis on its review of the tracking error and correlation data. Based on its review, the Board was generally satisfied with the Fund’s overall performance.
For Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (the “Enhanced Yield 1-5 Year Fund”), the Board considered, among other things, the performance of the Fund and its Underlying Index for the one- and three-year periods ended December 31, 2021 and the one-, three- and five-
year periods ended March 31, 2022 as well as its tracking error compared to its Underlying Index as of such dates. The Board noted that the Fund ranked in the third quartile of its Performance Peer Group for the one- and three-year periods ended December 31, 2021 and the third quartile for the one-, three- and five-year periods ended March 31, 2022. Given the Fund’s investment objective, however, the Board placed more emphasis on its review of the tracking error and correlation data. Based on its review, the Board was generally satisfied with the Fund’s overall performance.
For Nuveen ESG High Yield Corporate Bond ETF (the “ESG High Yield Fund”), the Board considered, among other things, the performance of the
Fund and its Underlying Index for the one-year periods ended December 31, 2021 and March 31, 2022 as well as its tracking error compared to its Underlying Index as of such dates. The Board noted that the Fund ranked in the fourth quartile of its Performance Peer Group for the one-year periods ended December 31, 2021 and March 31, 2022. Given the Fund’s investment objective, however, the Board placed more emphasis on its review of the tracking error and correlation data. Based on its review, the Board was generally satisfied with the Fund’s overall performance.
For Nuveen ESG U.S. Aggregate Bond ETF (the “ESG Aggregate Bond Fund”), the Board considered, among other things, the performance of the Fund and its Underlying Index for the one- and three-year periods ended December 31, 2021 and March 31, 2022 as well as its tracking error compared to its Underlying Index as of such dates. The Board noted that the Fund ranked in the fourth quartile of its Performance Peer Group for the one- and three-year periods ended December 31, 2021. Further, the Fund ranked in the second quartile of its Performance Peer Group for the one-year period ended March 31, 2022 and the fourth quartile for the three-year period ended March 31, 2022. Given the Fund’s investment objective, however, the Board placed more emphasis on its review of the tracking error and correlation data. Based on its review, the Board was generally satisfied with the Fund’s overall performance.

C. Fees, Expenses and Profitability
1. Fees and Expenses
As part of its annual review, the Board generally considered the contractual management fee and net management fee (the management fee after taking into consideration fee waivers and/or expense reimbursements, if any) paid by a Nuveen fund to the Adviser in light of the nature, extent and quality of the services provided. The Board also generally considered the total operating expense ratio of a Nuveen fund before and after any fee waivers and/or expense reimbursements. With respect to the Nuveen ETFs, such as the Funds, however, the Board recognized that a Nuveen ETF pays a unitary fee and therefore, the Board reviewed the unitary fee compared to the gross and net management fees and net total expense ratios of a group of comparable funds (the “Peer Group”) established by Broadridge. The
Independent Board Members reviewed the methodology Broadridge employed to establish its Peer Group and recognized that differences between the applicable fund and its respective Peer Group as well as changes to the composition of the Peer Group from year to year may limit some of the value of the comparative data. The Independent Board Members take these limitations and differences into account when reviewing comparative peer data. The Independent Board Members also considered a fund’s operating expense ratio as it more directly reflected the shareholder’s costs in investing in the respective fund.
In their review, the Independent Board Members considered, in particular, each fund with a net expense ratio of six basis points or higher compared to that of its peer average (each, an “Expense Outlier Fund”), including the ESG Aggregate Bond Fund, and an analysis as to the factors contributing to each such fund’s higher relative net expense ratio. Accordingly, in reviewing the comparative data between a fund and its peers, the Board generally considered the fund’s net expense ratio and fees to be higher if they were over 10 basis points higher, slightly higher if they were 6 to 10 basis points higher, in line if they were within approximately 5 basis points higher than the peer average and below if they were below the peer average of the Peer Group. The Independent Board Members also considered, in relevant part, a fund’s net management fee and net total expense ratio in light of its performance history.
As noted above, the Board recognized that the Nuveen ETFs pay the Adviser a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Nuveen ETFs, subject to certain exceptions. Unlike the typical fee arrangements of the other Nuveen funds in which the funds pay a variety of fees and expenses such as investment advisory fees, transfer agency fees, audit fees, custodian fees, administration fees, compliance expenses, recordkeeping expenses, marketing and shareholder service fees, distribution charges and other expenses, Nuveen ETFs pay the Adviser a unified fee, and the Adviser is responsible for providing such services or arranging and supervising third parties to provide such services (subject to the certain exceptions). Under the unified fee structure, the Board recognized that the Adviser generally bears the risks of the operating costs rising (and benefits if such expenses decrease) and therefore has an incentive to be administratively efficient. As part of the Board’s analysis of the fee level of a Fund, the Independent Board Members reviewed, among other things, the unified fee compared to the gross and net management fees and net total expense ratios of its respective Peer Group. The Independent Board Members also noted the reduction during 2021 in the unitary fee of certain Nuveen ETFs, including the ESG High Yield Fund and the ESG Aggregate Bond Fund.
With respect to the Sub-Adviser, the Board also considered, among other things, the sub-advisory fee schedule paid to the Sub-Adviser in light of the sub-advisory services provided to the respective Fund and comparative data of the fees the Sub-Adviser charges to other clients, if any. In its review, the Board recognized that the compensation paid to the Sub-Adviser is the responsibility of the Adviser, not the Funds.
The Independent Board Members noted that (a) the Enhanced Yield Fund had a net management fee and a net expense ratio that were below the respective peer average; (b) the Enhanced Yield 1-5 Year Fund and the ESG High Yield Fund each had a net management fee and a net expense ratio that were in line with the respective peer averages; and (c) the ESG Aggregate Bond Fund had a net management fee and a net expense ratio that were higher than the respective peer averages. The Independent Board Members noted that the ESG
Aggregate Bond Fund’s net expense ratio was higher than the peer set average due, in part, to the larger average net assets of the limited peer set relative to such Fund. Further, the Independent Board Members noted that the ESG Aggregate Bond Fund’s expense information, which was based on its fiscal year ending in 2021, did not reflect the impact of a reduction in such Fund’s unitary management fee that became effective September 28, 2021.
Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.
2. Comparisons with the Fees of Other Clients
In determining the appropriateness of fees, the Board also considered information regarding the fee rates the respective Fund Advisers charged to certain other types of clients and the type of services provided to these other clients. With respect to the Adviser and/or the
Sub-Adviser, such other clients may include: foreign investment companies offered by Nuveen and sub-advised by the Sub-Adviser; and
certain funds advised by the Sub-Adviser. The Board further noted that the Adviser also advised, and the Sub-Adviser sub-advised, certain additional ETFs sponsored by Nuveen. In this regard, the Board reviewed, among other things, the range of fees assessed for foreign investment companies and ETFs offered by Nuveen. In addition, the Board reviewed the management fees and expense ratios of certain funds advised by the Sub-Adviser in the TIAA-CREF family of funds.

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
In considering the fee data of other clients, the Board recognized, among other things, that differences in the amount, type and level of services provided to the Nuveen funds relative to other types of clients as well as any differences in portfolio investment policies, the types of assets managed and related complexities in managing such assets, the entrepreneurial and other risks associated with a particular strategy and regulatory requirements will contribute to the variations in the fee schedules. The Board recognized the breadth of services the Adviser had provided to the Nuveen funds compared to other types of clients as the funds operate in a highly regulated industry with increasing regulatory requirements as well as the increased entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the funds. With respect to foreign funds, the Board recognized that the differences in the client base, governing bodies, distribution jurisdiction and operational complexities would also contribute to variations in management fees of the Nuveen funds compared to those of the foreign funds. Further, with respect to ETFs, the Board considered that certain Nuveen ETFs (such as each Fund)
were passively managed compared to the active management of other Nuveen funds which also contributed to the differences in fee levels between such Nuveen ETFs and the actively-managed funds. In general, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board further considered that the Sub-Adviser’s fee is essentially for portfolio management services. The Board concluded the varying levels of fees were justified given, among other things, the inherent differences in the products and the level of services provided to the Nuveen funds versus other clients, the differing regulatory requirements and legal liabilities and the entrepreneurial, legal and regulatory risks incurred in sponsoring and advising a registered investment company.
3. Profitability of Fund Advisers
In their review, the Independent Board Members considered information regarding Nuveen’s level of profitability for its advisory services to the Nuveen funds for the calendar years 2021 and 2020. The Board reviewed, among other things, the net margins (pre-tax) for Nuveen
Investments, Inc. (“Nuveen Investments”), the gross and net revenue margins (pre- and post-tax and excluding distribution) and the revenues, expenses and net income (pre- and post-tax and before distribution expenses) of Nuveen Investments from the Nuveen funds only; and comparative profitability data comparing the operating margins of Nuveen Investments compared to the adjusted operating margins of certain peers that had publicly available data and with the most comparable assets under management (based on asset size and asset composition) for each of the last two calendar years. The Board also reviewed the revenues, expenses and operating margin (pre- and post-tax) the Adviser derived from its ETF product line for the 2021 and 2020 calendar years.
In reviewing the profitability data, the Independent Board Members recognized the subjective nature of calculating profitability as the information is not audited and is dependent on cost allocation methodologies to allocate corporate-wide overhead/shared service expenses, TIAA (defined below) corporate-wide overhead expenses and partially fund related expenses to the Nuveen complex and its affiliates and to further allocate such expenses between the Nuveen fund and non-fund businesses. The Independent Board Members reviewed a description of the cost allocation methodologies employed to develop the financial information, a summary of the history of changes to the methodology over the years from 2010 to 2021, and the net revenue margins derived from the Nuveen funds (pre-tax and including and excluding distribution) and total company margins from Nuveen Investments compared to the firm-wide adjusted operating margins of the peers for each calendar year from 2012 to 2021.
The Board had also appointed four Independent Board Members to serve as the Board’s liaisons, with the assistance of independent counsel, to review the development of the profitability data and to report to the full Board. In its evaluation, the Board, however, recognized that other reasonable and valid allocation methodologies could be employed and could lead to significantly different results.
The Independent Board Members also reviewed a summary of the key drivers that affected Nuveen’s revenues and expenses impacting profitability in 2021 versus 2020.
In reviewing the comparative peer data noted above, the Board considered that the operating margins of Nuveen Investments compared favorably to the peer group range of operating margins; however, the Independent Board Members also recognized the limitations of the comparative data given that peer data is not generally public and the calculation of profitability is subjective and affected by numerous factors (such as types of funds a peer manages, its business mix, its cost of capital, the numerous assumptions underlying the methodology used to allocate expenses and other factors) that can have a significant impact on the results.
Aside from Nuveen’s profitability, the Board recognized that the Adviser is a subsidiary of Nuveen, LLC, the investment management arm of
Teachers Insurance and Annuity Association of America (“TIAA”). Accordingly, the Board also reviewed a balance sheet for TIAA reflecting its assets, liabilities and capital and contingency reserves for the 2021 and 2020 calendar years to consider the financial strength of TIAA.
The Board recognized the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility. The Board also noted the reinvestments Nuveen, its parent and/or other affiliates made into its business through, among other things, the investment of seed capital in certain Nuveen funds and continued investments in enhancements to technological capabilities.
In addition to Nuveen, the Independent Board Members considered the profitability of the Sub-Adviser from its relationships with the
Nuveen funds. In this regard, the Independent Board Members reviewed, among other things, the Sub-Adviser’s revenues, expenses and net operating income for its advisory services to the Nuveen ETFs and Nuveen closed-end funds it sub-advises for 2021 and 2020.
In evaluating the reasonableness of the compensation, the Independent Board Members also considered any other ancillary benefits derived by the respective Fund Adviser from its relationship with the Nuveen funds as discussed in further detail below.
Based on a consideration of all the information provided, the Board noted that Nuveen’s and the Sub-Adviser’s level of profitability was acceptable and not unreasonable in light of the services provided.

D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale
The Board considered whether there have been economies of scale with respect to the management of the Nuveen funds and whether these economies of scale have been appropriately shared with the funds. The Board recognized that although economies of scale are difficult to measure and certain expenses may not decline with a rise in assets, there are several methods to help share the benefits of economies of scale, including breakpoints in the management fee schedule, fee waivers and/or expense limitations, the pricing of Nuveen funds at scale at inception and investments in Nuveen’s business which can enhance the services provided to the funds for the fees paid. The Board noted that Nuveen generally has employed these various methods, and the Board considered the extent to which the Nuveen funds will benefit from economies of scale as their assets grow. In this regard, the Board recognized that, with respect to the Nuveen funds generally, although the management fee of the Adviser is typically comprised of a fund-level component and a complex-level component each with its own breakpoint schedule, the Nuveen ETFs do not have breakpoint schedules. The Board recognized that the Nuveen ETFs (including the Funds) pay a unified fee and as a result, any reduction in fixed costs associated with the management of these funds would benefit the Adviser. However, the Independent Board Members noted that the unified fee schedule provides shareholders with a level of certainty of the expenses of the Nuveen ETFs. The Independent Board Members considered that the unified fees generally provide inherent economies of scale because the Nuveen ETF would maintain a competitive fixed fee over the annual contract period even if the particular fund’s assets declined and/or operating costs rose. As the Nuveen ETFs do not have breakpoints, they do not participate in the complex-level fee programs.
As noted above, the Independent Board Members also recognized the continued reinvestment in Nuveen’s business.
Based on its review, the Board concluded that the current fee arrangements together with the reinvestment in Nuveen’s business appropriately shared any economies of scale with shareholders. The Board further concluded that the absence of a fund-level and/or complex-level breakpoint schedule or arrangement (as applicable) was acceptable.
E. Indirect Benefits
The Independent Board Members received and considered information regarding other benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the Nuveen funds. In addition, the Independent Board Members also noted that various sub-advisers may engage in soft dollar transactions pursuant to which they may receive the benefit of research products and other services provided by broker-
dealers executing portfolio transactions on behalf of the applicable Nuveen funds. However, the Board noted that the Sub-Adviser does not participate in soft dollar arrangements with respect to Nuveen fund portfolio transactions.
Based on its review, the Board concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the Funds were reasonable and within acceptable parameters.
F. Other Considerations
The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members, including the
Independent Board Members, concluded that the terms of each Advisory Agreement were reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed.

Liquidity Risk Management Program
(Unaudited)
Discussion of the operation and effectiveness of the Funds’ liquidity risk management program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), each Fund covered in this Report
(the “Funds”) has adopted and implemented a liquidity risk management program (the “Program”), which is designed to manage the Fund’s liquidity risk. The Program consists of various protocols for assessing and managing each Fund’s liquidity risk. The Funds’ Board of Trustees (the
"Board") previously designated Nuveen Fund Advisors, LLC, the Funds’ investment adviser, as the Administrator of the Program. The adviser’s
Liquidity Monitoring and Analysis Team (“LMAT”) carries out day-to-day Program management with oversight by the adviser’s Liquidity Oversight
Sub-Committee (the LOSC”). The LOSC is composed of personnel from the adviser and Teachers Advisors, LLC, an affiliate of the adviser.
At a May 23-25, 2022 meeting of the Board, the Administrator provided the Board with a written report addressing the Program’s operation, adequacy and effectiveness of implementation for calendar year 2021 (the “Review Period”), as required under the Liquidity Rule. The report noted
that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to each Fund’s liquidity developments.
In accordance with the Program, the LMAT assesses each Fund’s liquidity risk no less frequently than annually based on various factors, such as (1)
the Fund’s investment strategy and the liquidity of portfolio investments, (ii) cash flow projections, and (ii) holdings of cash and cash equivalents, borrowing arrangements, and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
Each Fund portfolio investment is classified into one of four liquidity categories (including the most liquid, “Highly Liquid”, and the least liquid,
“Illiquid”, discussed below), The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment
Liquidity classification determinations take into account various market, trading, and investment-specific considerations, as well as market depth, and use third- party vendor data.
Any Fund that does not primarily hold highly liquid investments must, among other things, determine a minimum percentage of Fund assets that must be invested in highly liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, each Fund primarily held Highly
Liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid Investment Minimum and to comply with the related requirements under the Liquidity Rule.
The Liquidity Rule also limits a Fund’s investments in Illiquid investments. Specifically, the Liquidity Rule prohibits a Fund from acquiring Illiquid investments if doing so would result in the Fund holding more than 15% of its net assets in illiquid investments, and requires certain reporting to the
Fund Board and the Securities and Exchange Commission any time a Fund’s holdings of Illiquid investments exceeds 15% of net assets. During the
Review Period, no Fund exceeded the 15% limit on Illiquid investments.

Trustees and Officers
(Unaudited)
The management of the Funds, including general supervision of the duties performed for the Funds by the Adviser, is the responsibility of the Board of Trustees of the Funds. The number of Trustees of the Funds is currently set at ten. None of the Trustees who are not “interested” persons of the
Funds (referred to herein as “Independent Trustees”) has ever been a Trustee or employee of, or consultant to, Nuveen or its affiliates. The names and business addresses of the Trustees and officers of the Funds, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below.
The Funds’ Statement of Additional Information (“SAI”) includes more information about the Trustees. To request a free copy, call Nuveen
Investments at (800) 257-8787 or visit the Funds’ website at www.nuveen.com.
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios in
Fund Complex
Overseen By
Trustee
Independent Trustees:
Terence J. Toth
1959
333 W. Wacker Drive
Chicago, IL 60606
Chair and Trustee 2008 Formerly, a Co-Founding Partner, Promus Capital (investment advisory firm) (2008-2017); formerly, Director, Quality Control
Corporation (manufacturing) (2012-2021); Chair of the Board
of the Kehrein Center for the Arts (philanthropy) (since 2021);
member: Catalyst Schools of Chicago Board (since 2008) and
Mather Foundation Board (philanthropy) (since 2012), and chair of its investment committee; formerly, Member, Chicago Fellowship
Board (philanthropy) 2005-2016); formerly, Director, Fulcrum IT
Services LLC (information technology services firm to government entities) (2010-2019); formerly, Director, LogicMark LLC (health services) (2012-2016); formerly, Director, Legal & General
Investment Management America, Inc. (asset management) (2008-
2013); formerly, CEO and President, Northern Trust Global
Investments (financial services) (2004-2007); Executive Vice
President, Quantitative Management & Securities Lending
(2000-2004); prior thereto, various positions with Northern Trust
Company (financial services) (since 1994); formerly, Member,
Northern Trust Mutual Funds Board (2005-2007), Northern Trust
Global Investments Board (2004-2007), Northern Trust Japan Board
(2004-2007), Northern Trust Securities Inc. Board (2003-2007) and
Northern Trust Hong Kong Board (1997-2004).
140
Jack B. Evans
1948
333 W. Wacker Drive
Chicago, IL 60606
Trustee 1999 Chairman (since 2019), formerly, President (1996-2019), The
Hall-Perrine Foundation, (private philanthropic corporation);
Life Trustee of Coe College; formerly, Member and President
Pro-Tem of the Board of Regents for the State of Iowa University
System (2007- 2013); Director and Chairman (2009-2021), United
Fire Group, a publicly held company; Director, Public Member,
American Board of Orthopaedic Surgery (2015-2020); Director
(2000-2004), Alliant Energy; Director (1996-2015), The Gazette
Company (media and publishing); Director (1997- 2003),
Federal Reserve Bank of Chicago; President and Chief
Operating Officer (1972-1995), SCI Financial Group, Inc.,
(regional financial services firm).
140
William C. Hunter
1948
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2003 Dean Emeritus, formerly, Dean, Tippie College of Business,
University of Iowa (2006-2012); Director of Wellmark, Inc. (since
2009); past Director (2005-2015), and past President (2010-
2014) Beta Gamma Sigma, Inc., The International Business
Honor Society; formerly, Director (2004-2018) of Xerox
Corporation; formerly, Dean and Distinguished Professor of
Finance, School of Business at the University of Connecticut
(2003-2006); previously, Senior Vice President and Director of
Research at the Federal Reserve Bank of Chicago (1995-2003);
formerly, Director (1997-2007), Credit Research Center at
Georgetown University.
140

Trustees and Officers
(Unaudited) (continued)
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios in
Fund Complex
Overseen By
Trustee
Amy B. R. Lancellotta
1959
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2021 Formerly, Managing Director, Independent Directors Council
(IDC) (supports the fund independent director community and
is part of the Investment Company Institute (ICI), which
represents regulated investment companies) (2006-2019);
formerly, various positions with ICI (1989-2006); Member of the
Board of Directors, Jewish Coalition Against Domestic Abuse
(JCADA) (since 2020).
140
Joanne T. Medero
1954
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2021 Formerly, Managing Director, Government Relations and Public
Policy (2009-2020) and Senior Advisor to the Vice Chairman
(2018-2020), BlackRock, Inc. (global investment management
firm); formerly, Managing Director, Global Head of Government
Relations and Public Policy, Barclays Group (IBIM) (investment banking, investment management and wealth management
businesses)(2006-2009); formerly, Managing Director, Global
General Counsel and Corporate Secretary, Barclays Global
Investors (global investment management firm) (1996-2006);
formerly, Partner, Orrick, Herrington & Sutcliffe LLP (law firm)
(1993-1995); formerly, General Counsel, Commodity Futures
Trading Commission (government agency overseeing U.S.
derivatives markets) (1989-1993); formerly, Deputy Associate
Director/Associate Director for Legal and Financial Affairs,
Office of Presidential Personnel, The White House (1986-1989);
Member of the Board of Directors, Baltic-American Freedom
Foundation (seeks to provide opportunities for citizens of the
Baltic states to gain education and professional development through exchanges in the U.S.) (since 2019).
140
Albin F. Moschner
1952
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2016 Founder and Chief Executive Officer, Northcroft Partners, LLC,
(management consulting) (since 2012); formerly,
Chairman (2019), and Director (2012-2019), USA Technologies,
Inc., (provider of solutions and services to facilitate electronic payment transactions); formerly, Director, Wintrust Financial
Corporation (1996-2016); previously, held positions at Leap
Wireless International, Inc. (consumer wireless services),
including Consultant (2011-2012), Chief Operating Officer
(2008-2011), and Chief Marketing Officer (2004-2008); formerly,
President, Verizon Card Services division of Verizon
Communications, Inc. (2000-2003); formerly, President, One
Point Services at One Point Communications
(telecommunication services) (1999-2000); formerly, Vice
Chairman of the Board, Diba, Incorporated (internet
technology provider) (1996-1997); formerly, various executive positions (1991-1996) including Chief Executive Officer
(1995-1996) of Zenith Electronics Corporation (consumer
electronics).
140
John K. Nelson
1962
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2013 Member of Board of Directors of Core12 LLC. (private firm which develops branding, marketing and communications
strategies for clients) (since 2008); served The President’s
Council of Fordham University (2010-2019) and previously a
Director of the Curran Center for Catholic American Studies
(2009-2018); formerly, senior external advisor to the Financial
Services practice of Deloitte Consulting LLP. (2012-2014);
former Chair of the Board of Trustees of Marian University
(2010-2014 as trustee, 2011-2014 as Chair); formerly Chief
Executive Officer of ABN AMRO Bank N.V., North America, and
Global Head of the Financial Markets Division (2007-2008),
with various executive leadership roles in ABN AMRO Bank
N.V. between 1996 and 2007.
140

Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios in
Fund Complex
Overseen By
Trustee
Judith M. Stockdale
1947
333 W. Wacker Drive
Chicago, IL 60606
Trustee 1997 Board Member, Land Trust Alliance (national public charity addressing natural land and water conservation in the U.S.)
(since 2013); formerly, Board Member, U.S. Endowment for
Forestry and Communities (national endowment addressing
forest health, sustainable forest production and markets, and economic health of forest-reliant communities in the U.S.)
(2013-2019); formerly, Executive Director (1994-2012), Gaylord and Dorothy Donnelley Foundation (private foundation
endowed to support both natural land conservation and artistic vitality); prior thereto, Executive Director, Great Lakes
Protection Fund (endowment created jointly by seven of the
eight Great Lakes states’ Governors to take a regional
approach to improving the health of the Great Lakes)
(1990-1994).
140
Carole E. Stone
1947
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2007 Former Director, Chicago Board Options Exchange
(2006-2017), and C2 Options Exchange, Incorporated
(2009-2017); formerly, Director, Cboe Global Markets, Inc.,
(2010-2020) (formerly named CBOE Holdings, Inc.); formerly,
Commissioner, New York State Commission on Public Authority
Reform (2005-2010).
140
Matthew Thornton III
1958
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2020 Formerly, Executive Vice President and Chief Operating Officer
(2018-2019), FedEx Freight Corporation, a subsidiary of FedEx
Corporation (FedEx) (provider of transportation, e-commerce
and business services through its portfolio of companies);
formerly, Senior Vice President, U.S. Operations (2006-2018),
Federal Express Corporation, a subsidiary of FedEx; formerly
Member of the Board of Directors (2012-2018), Safe Kids
Worldwide® (a non-profit organization dedicated to preventing childhood injuries). Member of the Board of Directors (since
2014), The Sherwin-Williams Company (develops,
manufactures, distributes and sells paints, coatings and related products); Director (since 2020), Crown Castle International
(provider of communications infrastructure).
140
Margaret L. Wolff
1955
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2016 Formerly, member of the Board of Directors (2013-2017) of
Travelers Insurance Company of Canada and The Dominion of
Canada General Insurance Company (each, a part of Travelers
Canada, the Canadian operation of The Travelers Companies,
Inc.); formerly, Of Counsel, Skadden, Arps, Slate, Meagher &
Flom LLP (Mergers & Acquisitions Group) (legal services)
(2005-2014); Member of the Board of Trustees of New
York-Presbyterian Hospital (since 2005); Member (since 2004), formerly, Chair (2015-2022) of the Board of Trustees of The John A.
Hartford Foundation (a philanthropy dedicated to improving
the care of older adults); formerly, Member (2005-2015) and
Vice Chair (2011-2015) of the Board of Trustees of Mt. Holyoke
College.
140
Robert L. Young
1963
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2017 Formerly, Chief Operating Officer and Director, J.P. Morgan
Investment Management Inc. (financial services) (2010-2016);
formerly, President and Principal Executive Officer (2013-2016),
and Senior Vice President and Chief Operating Officer
(2005-2010), of J.P. Morgan Funds; formerly, Director and
various officer positions for J.P. Morgan Investment
Management Inc. (formerly, JPMorgan Funds Management,
Inc. and formerly, One Group Administrative Services) and
JPMorgan Distribution Services, Inc. (financial services)
(formerly, One Group Dealer Services, Inc.) (1999-2017).
140

Trustees and Officers
(Unaudited) (continued)
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(2)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Officers of the Funds:
Jordan M. Farris
1980
333 W. Wacker Drive
Chicago, IL 60606
Chief
Administrative
Officer
2019 Managing Director (since 2017), formerly Vice President (2016-2017), Head of
Product Management and Development, ETFs, Nuveen Securities, LLC; Director,
Guggenheim Funds Distributors (2013-2016).
Brett E. Black
1972
333 West Wacker Drive
Chicago, IL 60606
Vice President
and Chief
Compliance
Officer
2022 Enterprise Senior Compliance Officer of Nuveen (since 2022); formerly, Vice
President (2014-2022), Chief Compliance Officer (2017-2022), Deputy Chief
Compliance Officer (2014-2017) and Senior Compliance Officer (2012-2014) of
BMO Funds, Inc.; formerly Senior Compliance Officer of BMO Asset Management
Corp. (2012-2014).
Mark J. Czarniecki
1979
901 Marquette Avenue
Minneapolis, MN 55402
Vice President
and Secretary
2013 Vice President and Assistant Secretary of Nuveen Securities, LLC (since 2016);
Managing Director (since 2022), formerly, Vice President (2017-2022) and
Assistant Secretary (since 2017) of Nuveen Fund Advisors, LLC; Managing Director and Associate General Counsel (since January 2022), formerly, Vice President and
Associate General Counsel of Nuveen (2013-2021); Managing Director (since
2022), formerly, Vice President (2018-2022), Assistant Secretary and Associate
General Counsel (since 2018) of Nuveen Asset Management, LLC.
Diana R. Gonzalez
1978
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2017 Vice President and Assistant Secretary of Nuveen Fund Advisors, LLC (since
2017); Vice President, Associate General Counsel and Assistant Secretary of
Nuveen Asset Management, LLC (since 2022); Vice President and Associate
General Counsel of Nuveen (since 2017); Associate General Counsel of Jackson
National Asset Management, LLC (2012-2017).
Nathaniel T. Jones
1979
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Treasurer
2016 Senior Managing Director (since 2021), formerly, Managing Director
(2017-2021), Senior Vice President (2016-2017), formerly, Vice President (2011-
2016) of Nuveen; Managing Director (since 2015) of Nuveen Fund Advisors,
LLC; Chartered Financial Analyst.
Tina M. Lazar
1961
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2002 Managing Director (since 2017), formerly, Senior Vice President (2014-2017) of
Nuveen Securities, LLC.
Brian J. Lockhart
1974
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2019 Managing Director (since 2019) of Nuveen Fund Advisors, LLC; Senior
Managing Director (since 2021), formerly, Managing Director (2017-2021), Vice
President (2010-2017) of Nuveen; Head of Investment Oversight (since 2017), formerly, Team Leader of Manager Oversight (2015-2017); Chartered Financial
Analyst and Certified Financial Risk Manager.
John M. McCann
1975
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2022 Managing Director and Assistant Secretary of Nuveen Fund Advisors, LLC (since
2021); Managing Director, Associate General Counsel and Assistant Secretary
of Nuveen Asset Management, LLC (since 2021); Managing Director of TIAA
SMA Strategies LLC (since 2021); Managing Director (since 2019, formerly, Vice
President and Director), Associate General Counsel and Assistant Secretary of
College Retirement Equities Fund, TIAA Separate Account VA-1, TIAA-CREF
Funds and TIAA-CREF Life Funds; Managing Director (since 2018), formerly, Vice
President and Director, Associate General Counsel and Assistant Secretary of
Teachers Insurance and Annuity Association of America, Teacher Advisors LLC and
TIAA-CREF Investment Management, LLC; Vice President (since 2017), Associate
General Counsel and Assistant Secretary (since 2011) of Nuveen Alternative
Advisors LLC; General Counsel and Assistant Secretary of Covariance Capital
Management, Inc. (2014-2017).

Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(2)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Kevin J. McCarthy
1966
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Assistant
Secretary
2007 Senior Managing Director (since 2017) and Secretary and General Counsel
(since 2016) of Nuveen Investments, Inc., formerly, Executive Vice President
(2016-2017) and Managing Director and Assistant Secretary (2008-2016);
Senior Managing Director (since 2017) and Assistant Secretary (since 2008) of
Nuveen Securities, LLC, formerly Executive Vice President (2016-2017) and
Managing Director (2008-2016); Senior Managing Director (since 2017) and
Secretary (since 2016) of Nuveen Fund Advisors, LLC, formerly, Co-General
Counsel (2011-2020), Executive Vice President (2016-2017), Managing Director
(2008-2016) and Assistant Secretary (2007-2016); Senior Managing Director
(since 2017), Secretary (since 2016) of Nuveen Asset Management, LLC, formerly, Associate General Counsel (2011-2020), Executive Vice President
(2016-2017) and Managing Director and Assistant Secretary (2011-2016); formerly
Vice President (2007-2021) and Secretary (2016-2021), of NWQ Investment
Management Company, LLC and Santa Barbara Asset Management, LLC; Vice
President and Secretary of Winslow Capital Management, LLC (since 2010). Senior
Managing Director (since 2017) and Secretary (since 2016) of Nuveen Alternative
Investments, LLC.
Jon Scott Meissner
1973
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2019 Managing Director of Mutual Fund Tax and Financial Reporting groups at
Nuveen (since 2017); Managing Director of Nuveen Fund Advisors, LLC (since
2019); Senior Director of Teachers Advisors, LLC and TIAA-CREF Investment
Management, LLC (since 2016); Senior Director (since 2015) Mutual Fund
Taxation to the TIAA-CREF Funds, the TIAA-CREF Life Funds, the TIAA
Separate Account VA-1 and the CREF Accounts; has held various positions with TIAA since 2004.
Deann D. Morgan
1969
730 Third Avenue
New York, NY 10017
Vice President 2020 President, Nuveen Fund Advisors, LLC (since 2020); Executive Vice President,
Global Head of Product at Nuveen (since 2019); Co-Chief Executive Officer of
Nuveen Securities, LLC (since 2020); Managing Member of MDR
Collaboratory LLC (since 2018); Managing Director, Head of Wealth
Management Product Structuring & COO Multi Asset Investing. The
Blackstone Group (2013-2017).
William A. Siffermann
1975
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2017 Managing Director (since 2017), formerly Senior Vice President (2016-2017) and
Vice President (2011-2016) of Nuveen.
Trey S. Stenersen
1965
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President 2022 Senior Managing Director of Teacher Advisors LLC and TIAA-CREF Investment
Management, LLC (since 2018); Senior Managing Director (since 2019) and Chief
Risk Officer (since 2022), formerly Head of Investment Risk Management (2017-
2022) of Nuveen; Senior Managing Director (since 2018) of Nuveen Alternative
Advisors LLC.
E. Scott Wickerham
1973
730 Third Avenue
New York, NY 10017
Vice President
and Controller
2019 Senior Managing Director, Head of Public Investment Finance at Nuveen (since
2019), formerly, Managing Director; Senior Managing Director (since 2019) of
Nuveen Fund Advisors, LLC; Principal Financial Officer, Principal Accounting
Officer and Treasurer (since 2017) of the TIAA-CREF Funds, the TIAA-CREF Life
Funds, the TIAA Separate Account VA-1 and Principal Financial Officer,
Principal Accounting Officer (since 2020) and Treasurer (since 2017) of the
CREF Accounts; formerly, Senior Director, TIAA-CREF Fund Administration
(2014-2015); has held various positions with TIAA since 2006.
Mark L. Winget
1968
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Assistant
Secretary
2008 Vice President and Assistant Secretary of Nuveen Securities, LLC (since 2008), and Nuveen Fund Advisors, LLC (since 2019); Vice President, Associate
General Counsel and Assistant Secretary of Nuveen Asset Management, LLC
(since 2020); Vice President (since 2010) and Associate General Counsel (since
2019), formerly, Assistant General Counsel (2008-2016) of Nuveen.
Gifford R. Zimmerman
1956
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Assistant
Secretary
1988 Managing Director and Assistant Secretary of Nuveen Securities, LLC (since
2022); Managing Director, Assistant Secretary and General Counsel (since 2022), formerly, Co-General Counsel (2011-2020) of Nuveen Fund Advisors, LLC;
formerly, Managing Director (2004-2020) and Assistant Secretary (1994-2020) of
Nuveen Investments, Inc.; Managing Director, Assistant Secretary and Associate
General Counsel (since 2022) of Nuveen Asset Management, LLC; formerly, Vice
President and Assistant Secretary of NWQ Investment Management Company,
LLC (2002-2020), Santa Barbara Asset Management, LLC (2006-2020) and
Winslow Capital Management, LLC (2010-2020); Chartered Financial Analyst.

Trustees and Officers
(Unaudited) (continued)
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(2)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Rachael Zufall
1973
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2022 Managing Director (since 2017), Associate General Counsel and Assistant
Secretary (since 2014) of the CREF Accounts, TIAA Separate Account VA-1, TIAA-
CREF Funds and TIAA-CREF Life Funds; Managing Director (since 2017), Associate
General Counsel and Assistant Secretary (since 2011) of Teacher Advisors, LLC and TIAA-CREF Investment Management, LLC; Managing Director of Nuveen, LLC
and of TIAA (since 2017).
(1) Trustees serve an indefinite term until his/her successor is elected or appointed. The year first elected or appointed represents the year in which the director was first elected or appointed to any fund in the Nuveen Fund Complex.
(2) Officers serve one year terms through August of each year. The year first elected or appointed represents the year in which the officer was first elected or appointed to any fund in the Nuveen Fund Complex.

Nuveen Securities, LLC, member FINRA and SIPC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com
NAN-ENHUS-0722D 2399430-INV-Y-09/23
Nuveen:
Serving Investors for Generations
Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606.
Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at:
www.nuveen.com/exchange-traded-funds

Funds
Exchange-Traded
Funds
Nuveen Exchange-Traded
July 31, 2022
Annual
Report
Fund Name
Listing Exchange
Ticker
Symbol
Nuveen Global Net Zero Transition ETF
NASDAQ Stock Market LLC NTZG
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It only takes a minute to sign up for e-Reports. Once enrolled, you’ll receive an e-mail as
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if you wish.
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If you receive your Nuveen Fund
distributions and statements from your
financial advisor or brokerage account.
or
www.nuveen.com/client-access
If you receive your Nuveen Fund
distributions and statements directly
from Nuveen.
Must be preceded by or accompanied
by a prospectus.
NOT FDIC INSURED MAY LOSE
VALUE NO BANK GUARANTEE
Table
of Contents
3
Chair’s Letter to Shareholders 4
Portfolio Managers’ Comments 5
Risk Considerations 7
Fund Performance, Expense Ratios and Holdings Summaries 8
Expense Examples 11
Report of Independent Registered Public Accounting Firm 12
Portfolio of Investments 13
Statement of Assets and Liabilities 16
Statement of Operations 17
Statement of Changes in Net Assets 18
Financial Highlights 19
Notes to Financial Statements 21
Important Tax Information 27
Additional Fund Information 28
Glossary of Terms Used in this Report 29
Annual Investment Management Agreement Approval Process 30
Liquidity Risk Management Program 34
Trustees and Officers 35
4
Chair’s Letter
to Shareholders
Dear Shareholders,
The question of whether economies are moving toward normalization or recession has dominated financial markets in 2022. Persistently high inflation has made the outcome more unpredictable, as it has dampened consumer sentiment, pushed central banks into raising interest rates more aggressively and contributed to considerable turbulence in the markets this year.
Inflation has surged partially due to COVID supply chain bottlenecks and exacerbated by
Russia’s war in Ukraine and recent lockdowns across China to contain a large-scale COVID-
19 outbreak. This has necessitated increasingly forceful responses from the U.S. Federal
Reserve (Fed) and other central banks, who have signaled their intentions to slow inflation while tolerating slower economic growth. As anticipated, the Fed began the rate hiking cycle in March 2022, raising its short-term rate by 0.25% from near zero for the first time since the pandemic was declared two years ago. Larger increases of 0.50% in May and 0.75% in June,
July and September 2022 followed, bringing the target fed funds rate to a range of 3.00% to
3.25%. Additional rate hikes are expected in the remainder of this year, although Fed officials will closely monitor inflation data along with other economic measures and modify their rate setting policy based upon these factors. U.S. gross domestic product growth has now contracted for two consecutive quarters, according to government estimates, as consumer and business activity has slowed in part due to higher prices and borrowing costs. However, the still strong labor market suggests not all areas of the economy are weakening in unison.
While markets will likely continue fluctuating with the daily headlines, we encourage investors to keep a long-term perspective. To learn more about how well your portfolio is aligned to your time horizon, risk tolerance and investment goals, consider reviewing it with your financial professional.
On behalf of the other members of the Nuveen Fund Board, we look forward to continuing to earn your trust in the months and years ahead.
Terence J. Toth
Chair of the Board
September 23, 2022
Portfolio Managers’
Comments
5
Nuveen Global Net Zero Transition ETF (NTZG)
The Fund features portfolio management by Nuveen Asset Management, LLC (NAM), an affiliate of Nuveen Fund Advisors, LLC, the
Funds’ investment adviser. The Fund’s portfolio managers include Thomas J. Lavia, Jr., CFA, Gregory Mancini and Willis W. Tsai.
Here the Fund’s portfolio management team reviews economic and market conditions, key investment strategies and the Fund’s performance for the abbreviated reporting period since the Fund’s commencement on June 23, 2022 through July 31, 2022. For more information on the Fund’s investment objectives and policies, please refer to the prospectus.
What factors affected the economy and market conditions during the abbreviated reporting period since the Fund’s commencement of operations on June 23, 2022 through July 31, 2022?
After recovering from the pandemic in 2021, the U.S. economy weakened in the first half of 2022. Overall, 2021 gross domestic product (GDP) grew by 5.7% as the economy reopened with the help of $5.3 trillion in crisis-related aid from the federal government, low borrowing rates for businesses and individuals, an increase in COVID-19 vaccinations and improved treatments for
COVID-19. However, in early 2022, China’s COVID-19 lockdown and the Russia-Ukraine war worsened existing pandemic-related supply chain disruptions. Inflation increased more than expected during the first half of 2022, putting pressure on global central banks to respond with more aggressive measures.
The U.S. Federal Reserve (Fed) began an interest rate hiking cycle in March 2022 with a 0.25% hike to the target federal funds rate, followed by larger increases of 0.50% in May 2022, 0.75% in June 2022 and another 0.75% in July 2022. Overall, the Fed raised the target federal funds rate from near zero at the start of 2022 to a range of 2.25% to 2.50% by July 2022. Subsequent to the end of the reporting period, the Fed raised the policy interest rate another 0.75% in September 2022 to a range of 3.00% to
3.25%. Interest rate, stock and bond price volatility increased as markets considered whether the Fed could cool inflation without putting the economy into a recession. Additionally, the U.S. dollar appreciated significantly relative to major world currencies beginning in March of 2022, serving as a headwind to the profits of international companies and U.S. domestic companies with overseas earnings. The dollar’s appreciation was driven in part by the Fed’s increasingly forceful response to inflation compared with other central banks, the relatively better prospects of the U.S. economy and “safe-haven” flows from investors uncertain about geopolitical and global economic conditions.
By mid-year, inflation and higher borrowing costs appeared to be dampening consumer confidence and consumer spending.
Also, two consecutive quarters of negative U.S. GDP growth added to recession risks. U.S. GDP fell by an annual rate of 0.6% in the second quarter of 2022, according to the second estimate from the U.S. Bureau of Economic Analysis. This followed a 1.6%
annualized GDP decrease in the first quarter of 2022. However, the labor market, another key gauge of the economy’s health, has remained resilient. As of July 2022, the U.S. unemployment rate fell to 3.5%, its pre-pandemic low, and the economy has now recovered the 22 million jobs lost since the beginning of the pandemic.
Nuveen Global Net Zero Transition ETF (NTZG)
What key strategies were used to manage the Fund during abbreviated reporting period since the Fund’s commencement on
June 23, 2022 through July 31, 2022?
The Fund is an actively managed exchange-traded fund (ETF) that seeks to provide capital appreciation. Under normal market conditions, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of companies that the sub-adviser believes will have a positive impact on the carbon economy through their current and/or planned efforts to reduce global greenhouse gas emissions, which, in turn, will contribute to the overall transition to a net zero economy.
During the abbreviated reporting period, the portfolio was fully invested in a diverse group of 70 to 80 high quality companies from around the world that met the Fund’s net zero transition criteria. The Fund’s investments were selected with a longer-term time horizon to keep portfolio turnover low. The Fund commenced operations during a period of elevated market volatility, which provided ample opportunity to invest in stocks with attractive valuations. The investment management team sought fundamentally high-quality companies from a variety of style factors and regions.
Portfolio Managers’ Comments
(continued)
6
How did the Fund perform during the abbreviated reporting period since the Fund’s commencement on June 23, 2022 through July 31, 2022?
For the abbreviated reporting period, NTZG performed in line with the MSCI All Country World Index (Net). For the purposes of this
Performance Commentary, references to relative performance are in comparison to the MSCI All Country World Index (Net).
The abbreviated reporting period spans approximately five weeks and includes the Fund’s initial invest-up period. These constraints make the Fund’s underlying performance trends less meaningful than the performance over a longer-term period with a fully invested portfolio. Nevertheless, the Fund performed in line with the benchmark in the volatile market conditions of this abbreviated reporting period. Favorable security selection in the information technology sector was the most significant contributor to relative performance, led by a holding in ON Semiconductor, a U.S.-based semiconductor supplier.
Offsetting the Fund’s outperformance was unfavorable security selection in the utilities and health care sectors. Enel SpA., a multi-
national electricity distributor based in Italy, was among the larger detractors to relative performance in the portfolio during the abbreviated reporting period. The Fund continued to hold the position based on the long-term fundamental view of the company.
This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy, sell or hold a security or an investment strategy, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.
Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio managers as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements and the views expressed herein are subject to change at any time, due to numerous market and other factors. The
Fund disclaims any obligation to update publicly or revise any forward-looking statements or views expressed herein.
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.
Risk Considerations
7
Nuveen Global Net Zero Transition ETF (NTZG)
Investing involves risk; principal loss is possible. Because the Fund will exclude securities of certain issuers for non-financial reasons
(i.e., companies that the sub-adviser does not classify as Net Zero Transition Companies and companies involved in certain prohibited activities), the Fund may forgo some market opportunities available to funds that do not pursue a net zero carbon economy investment strategy or may be required to sell a security when it might otherwise be disadvantageous to do so. This may cause the Fund to underperform the stock market as a whole or other funds that do not employ such an investment strategy. In addition, there is a risk that the companies identified by the Fund’s investment strategy will not operate as expected with respect to the transition to a net zero economy and the reduction of global greenhouse gas emissions. Further, in selecting companies for inclusion in the Fund’s portfolio, the sub-adviser relies on information and data related to carbon intensity and carbon emissions provided by a third-party research firm, which could be incomplete or erroneous, which in turn could cause the sub-adviser to assess a company’s net zero carbon economy characteristics incorrectly.
Responsible investing incorporates Environmental Social Governance (ESG) factors that may affect exposure to issuers, sectors, industries, limiting the type and number of investment opportunities available, which could result in excluding investments that perform well.
Prices of equity securities may decline significantly over short or extended periods of time. Large companies are more mature and may grow more slowly than the overall market. An investment in common stocks of issuers with small or medium market capitalizations generally involves greater risk and price volatility than an investment in common stocks of larger, more established companies. Foreign investments involve additional risks including currency fluctuations, political and economic instability, and lack of liquidity. These and other risk considerations are described in detail in the Fund’s prospectus.
8
Fund Performance, Expense Ratios and
Holdings Summaries
The Fund Performance, Expense Ratios and Holdings Summaries for the Fund are shown within this section of the report.
Fund Performance
Performance data shown represents past performance and does not predict or guarantee future results
. Investment returns
and principal value will fluctuate so that when shares are sold, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown.
Total returns for a period of less than one year are not annualized (i.e. cumulative returns). Returns assume reinvestment of dividends and capital gains. Market price returns are based on the closing market price as of the end of the reporting period. For performance current to the most recent month-end visit nuveen.com or call (800) 257-8787.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.
Expense Ratios
The expense ratios shown are as of the Fund’s most recent prospectus. The expense ratios shown reflect total operating expenses
(before fee waivers and/or expense reimbursements, if any). The expense ratios include management fees and other fees and expenses. Refer to the Financial Highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
Holdings Summaries
The Holdings Summaries data relates to the securities held in the Fund’s portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change. Refer to the
Fund’s Portfolio of Investments for individual security information.
Nuveen Global Net Zero Transition ETF (NTZG)
(continued)
Fund Performance, Expense Ratios and Holdings Summaries
July 31, 2022
9
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the MSCI ACWI Index (Net).
Growth of an Assumed $10,000 Investment as of July 31, 2022
The graphs do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund Shares.
Total
Returns as
of
July 31,
2022
Cumulative
Expense
Ratios
Inception
Date
Since
Inception
NTZG at NAV 6/23/22 7.09% 0.55%
NTZG at Market Price 6/23/22 7.61% —
MSCI ACWI Index (Net) — 7.00% —
10
Fund Performance, Expense Ratios and Holdings Summaries
July 31, 2022
(continued)
Holdings Summaries as of July 31, 2022
Fund Allocation
(% of net assets)
Common Stocks 99.7%
Other Assets Less Liabilities 0.3%
Net Assets 100%
Portfolio Composition
1
(% of net assets)
Information Technology 25.0%
Health Care 12.6%
Consumer Discretionary 10.6%
Energy 8.7%
Industrials 8.4%
Financials 8.0%
Communication Services 7.4%
Consumer Staples 6.9%
Utilities 6.0%
Other 6.1%
Other Assets Less Liabilities 0.3%
Total 100%
Top Five Common Stock Holdings
(% of net assets)
Microsoft Corp 4.3%
Amazon.com Inc 3.3%
Walmart Inc 2.3%
Taiwan Semiconductor
Manufacturing Co Ltd 2.2%
Schneider Electric SE 2.0%
Country Allocation
2
(% of net assets)
United States 61.1%
United Kingdom 6.5%
Taiwan 5.2%
France 5.1%
Netherlands 4.8%
Japan 3.9%
Germany 3.5%
Australia 2.4%
Finland 1.5%
India 1.5%
Other 4.2%
Other Assets Less Liabilities 0.3%
Net Assets 100%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the Portfolio Composition above.
2 Includes 8.3% (as a percentage of net assets) in emerging market countries.
Expense
Examples
11
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchase and sales of Fund shares, and (2) ongoing costs, including management fees and other applicable Fund expenses. The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
Since the expense example below reflects only the first 39 days of the Fund's operations, it may not provide a meaningful understanding of the Fund's ongoing expenses.
The Examples below are based on an investment of $1,000 invested at the beginning of the period and held through the period ended July 31, 2022.
The beginning of the period is June 23, 2022 (commencement of operations).
The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
$1,000 = 8.60) and multiply the result by the cost shown for your Fund in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.
The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the following tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transaction costs were included, your costs would have been higher.
Nuveen Global Net Zero Transition ETF (NTZG)
Actual Performance
Beginning Account Value $ 1,000.00
Ending Account Value $ 1,070.90
Expenses Incurred During the Period $ 0.61
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00
Ending Account Value $ 1,004.75
Expenses Incurred During the Period $ 0.59
Expenses are equal to the Fund’s annualized net expense ratio of 0.55% multiplied by the average account value over the period, multiplied by 39/365 (to reflect the 39 days in the period since commencement of operations).
12
Report of Independent Registered
Public Accounting Firm
To the Shareholders and Board of Trustees
Nushares ETF Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Nuveen Global Net Zero Transition ETF (the
Fund), including the portfolio of investments, as of July 31, 2022, the related statement of operations for the period from June 23, 2022 (commencement of operations) through July 31, 2022, the statement of changes in net assets for the period from June 23, 2022 through July 31, 2022, and the related notes (collectively, the financial statements)
and the financial highlights for the period from June 23, 2022 through July 31, 2022. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July
31, 2022, the results of its operations for the period from June 23, 2022 through July 31, 2022, the changes in its net assets for the period from June 23, 2022 through July 31, 2022, and the financial highlights for the period from June
23, 2022 through July 31, 2022, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2022, by correspondence with custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audit provides a reasonable basis for our opinion.
/s/ KPMG LLP
We have served as the auditor of one or more Nuveen investment companies since 2014.
Chicago, Illinois
September 28, 2022
13
Nuveen Global Net Zero Transition ETF (NTZG)
Portfolio of Investments July 31, 2022
Shares Description (1) Value
LONG-TERM INVESTMENTS - 99.7%
COMMON STOCKS - 99.7%
Communication Services - 7.4%
800 Alphabet Inc, Class A (2) $ 93,056
3,688 AT&T Inc 69,261
433 Baidu Inc, Sponsored ADR (2) 59,135
2,004 Comcast Corp, Class A 75,190
1,876 Nexon Co Ltd 42,321
572 Walt Disney Co (2) 60,689
Total Communication Services 399,652
Consumer Discretionary - 10.6%
1,320 Amazon.com Inc (2) 178,134
280 EssilorLuxottica SA 43,525
148 Kering SA 84,040
256 McDonald's Corp 67,423
476 NIKE Inc, Class B 54,702
612 Starbucks Corp 51,885
5,636 Toyota Motor Corp (2) 90,117
Total Consumer Discretionary 569,826
Consumer Staples - 6.9%
1,448 Diageo PLC 68,404
308 J M Smucker Co 40,754
476 Procter & Gamble Co 66,121
772 Reckitt Benckiser Group PLC 62,436
952 Walmart Inc 125,712
Total Consumer Staples 363,427
Energy - 8.7%
1,692 Baker Hughes Co 43,467
588 Cheniere Energy Inc 87,953
1,624 Neste Oyj 82,928
272 Pioneer Natural Resources Co 64,450
1,300 Reliance Industries Ltd, Sponsored GDR, 144A (3) 82,030
3,940 Shell PLC 104,474
Total Energy 465,302
Financials - 8.0%
448 Bank of Montreal 44,634
20,372 Barclays PLC 38,966
236 Chubb Ltd 44,519
965 Commonwealth Bank of Australia 67,856
1,448 Fifth Third Bancorp 49,406
1,100 Hong Kong Exchanges & Clearing Ltd, ADR 50,281
3,856 ING Groep NV 37,316
672 MetLife Inc 42,504
1,292 Wells Fargo & Co 56,680
Total Financials 432,162
Health Care - 12.6%
586 AstraZeneca PLC 77,329
916 Centene Corp (2) 85,161
292 Cigna Corp 80,405
324 Eli Lilly & Co 106,820
424 Johnson & Johnson 73,996
700 Medtronic PLC 64,764
Nuveen Global Net Zero Transition ETF (NTZG)
(continued)
Portfolio of Investments
July 31, 2022
14
Shares Description (1) Value
Health Care (continued)
1,120 Merck & Co Inc $ 100,061
344 Sanofi 34,097
1,088 Siemens Healthineers AG, 144A 55,491
Total Health Care 678,124
Industrials - 8.4%
1,752 Flowserve Corp 59,288
280 Honeywell International Inc 53,889
420 Quanta Services Inc 58,267
784 Schneider Electric SE 107,552
396 Trane Technologies PLC 58,208
236 Union Pacific Corp 53,643
598 Vinci SA 56,938
Total Industrials 447,785
Information Technology - 25.0%
29 Adyen NV, 144A (2) 51,599
112 ASML Holding NV 63,427
112 Broadcom Inc 59,974
280 Capgemini SE 52,918
14,000 E Ink Holdings Inc 91,413
2,100 Infineon Technologies AG 56,851
88 Keyence Corp 34,522
164 KLA Corp 62,900
240 Mastercard Inc, Class A 84,910
3,000 MediaTek Inc 68,435
816 Microsoft Corp 229,084
716 Murata Manufacturing Co Ltd 41,503
1,516 ON Semiconductor Corp (2) 101,238
1,268 Oracle Corp 98,701
536 Salesforce Inc (2) 98,635
60 Samsung SDI Co Ltd 26,279
1,350 Taiwan Semiconductor Manufacturing Co Ltd, Sponsored
ADR (2)
119,448
Total Information Technology 1,341,837
Materials - 4.0%
2,254 BHP Group Ltd 60,837
548 Crown Holdings Inc 55,721
332 Linde PLC 100,264
Total Materials 216,822
Real Estate - 2.1%
1,484 American Homes 4 Rent, Class A 56,214
1,704 VICI Properties Inc 58,260
Total Real Estate 114,474
Utilities - 6.0%
1,052 Constellation Energy Corp 69,537
828 Dominion Energy Inc 67,879
9,580 Enel SpA 47,953
668 NextEra Energy Inc 56,439
1,900 RWE AG 77,842
Total Utilities 319,650
Total Long-Term Investments (cost $4,993,372) 5,349,061
Other Assets Less Liabilities - 0.3% 14,963
Net Assets - 100% $ 5,364,024
15
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3) For fair value measurement disclosure purposes, investment classified as Level 2.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR American Depositary Receipt
GDR Global Depositary Receipt
See accompanying notes to financial statements.
Statement of Assets and Liabilities
July 31, 2022
See accompanying notes to financial statements.
16
NTZG
Assets
Long-term investments, at value
†
$ 5,349,061
Receivable for dividends 3,234
Receivable due from broker 54,396
Total assets 5,406,691
Liabilities
Cash overdraft 14,397
Payable for investments purchased - regular settlement 25,834
Accrued expenses:
Management fees 2,366
Professional fees 10
Trustees fees 7
Other 53
Total liabilities 42,667
Net assets $ 5,364,024
Shares outstanding 200,000
Net asset value ("NAV") per share $ 26.82
Net assets consist of:
Capital paid-in 5,008,860
Total distributable earnings (loss) 355,164
Net assets 5,364,024
Authorized shares Unlimited
Par value per share $ 0.01
†
Long-term investments, cost $ 4,993,372
Statement of Operations
For the period June 23, 2022 (commencement of opera-
tions) through July 31, 2022
See accompanying notes to financial statements.
17
NTZG
Investment Income
Dividends $ 7,039
Foreign tax withheld on dividend income (877)
Total investment income 6,162
Expenses
Management fees 2,899
Professional fees 10
Trustees fees 13
Other 42
Total expenses 2,964
Net investment income (loss) 3,198
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments (3,669)
Change in net unrealized appreciation (depreciation) of investments 355,635
Net realized and unrealized gain (loss) 351,966
Net increase (decrease) in net assets from operations $ 355,164
Statement of Changes in Net Assets
See accompanying notes to financial statements.
18
NTZG
For the period
6/23/22
(commencement
of operations)
through 7/31/22
Operations
Net investment income $ 3,198
Net realized gain (loss) from investments (3,669)
Change in unrealized appreciation (depreciation) of investments 355,635
Net increase (decrease) in net assets from operations 355,164
Fund Share Transactions
Proceeds from sale of shares 5,008,860
Net increase (decrease) in net assets from Fund share transactions 5,008,860
Net increase (decrease) in net assets 5,364,024
Net assets at the beginning of period –
Net assets at the end of period $ 5,364,024
Financial Highlights
19
The Fund's fiscal year end is July 31st.  The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income (NII)
(Loss)(a)
Net Realized
/Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains
Return
of
Capital Total
Ending
NAV
Ending
Market
Price
NTZG
2022(d)
$ 25.04 $ 0.02 $ 1.76 $ 1.78 $ — $ — $ — $ — $ 26.82 $ 26.95
(a)
Per share Net Investment Income (Loss) is calculated using the average shares method.
(b)
Total Return Based on NAV reflects the change in NAV over the period, including the assumed reinvestment of distributions, if any, at NAV on each ex-dividend payment date during the period. Total Return Based on Market Price reflects the change in the market price per share over the period, including the assumed reinvestment of distributions, if any, at the ending market price per share on each ex-dividend payment date during the period. Total returns are not annualized.
(c)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 -
Portfolio Securities and Investment Transactions) divided by the average long-term market value during the period.
Portfolio Turnover Rate excludes securities received or delivered as a result of processing in-kind creations or redemptions of Fund shares (as disclosed in Note 5 - Fund Shares).
(d)
For the period June 23, 2022 (commencement of operations) through July 31, 2022.
(e)
Annualized.
(f)
Value rounded to zero.
See accompanying notes to financial statements.
20
Ratios/Supplemental Data
Total Return Ratios to Average Net Assets
Based
on
NAV(b)
Based
on
Market
Price(b)
Ending
Net
Assets
(000) Expenses
NII
(Loss)
Portfolio
Turnover
Rate(c)
7.09% 7.61% $ 5,364 0.55% (e) 0.59% (e) 0% (f)
Notes to Financial Statements
21
1. General Information
Trust and Fund Information
The Nushares ETF Trust (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is comprised of Nuveen Global Net Zero Transition ETF (NTZG) (the “Fund”), as a diversified fund, among others. The Trust was organized as a Massachusetts business trust on February 20, 2015. Shares of the Fund are listed and traded on the NASDAQ
Stock Market LLC (the “Exchange“).
Current Fiscal Period
The end of the reporting period for the Fund is July 31, 2022, and the period covered by these Notes to Financial Statements is the fiscal period
June 23, 2022 (commencement of operations) through July 31, 2022 (the “current fiscal period”).
Investment Adviser and Sub-Adviser
The Fund’s investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”). The Adviser has overall responsibility for management of the
Fund, oversees the management of the Fund’s portfolio, manages the Fund’s business affairs and provides certain clerical, bookkeeping and other administrative services. The Adviser has entered into a sub-advisory agreement with Nuveen Asset Management, LLC (the “Sub-Adviser”), an affiliate of the Adviser, under which the Sub-Adviser manages the investment portfolio of the Fund.
Other Matters
The outbreak of the novel coronavirus (“COVID-19”) and subsequent global pandemic began significantly impacting the U.S. and global financial markets and economies during the calendar quarter ended March 31, 2020. The worldwide spread of COVID-19 has created significant uncertainty in the global economy. The duration and extent of COVID-19 over the long-term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Fund’s normal course of business, results of operations, investments, and cash flows will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services — Investment Companies. The Net Asset Value ("NAV") for financial reporting purposes may differ from the NAV for processing security and creation unit transactions. The NAV for financial reporting purposes includes security and creation unit transactions through the date of the report. Total return is computed based on the NAV used for processing security and creation unit transactions. The following is a summary of the significant accounting policies consistently followed by the Fund.
Compensation
The Trust pays no compensation directly to those of its trustees or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Fund's Board of Trustees (the "Board") has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Foreign Currency Transactions and Translation
The books and records of the Fund are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency, (ii) investments and (iii)
derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received are recognized as a component of “Net realized gain (loss) from investments and foreign currency” on the Statement of Operations, when applicable.
22
Notes to Financial Statements
(continued)
The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “Change in net unrealized appreciation (depreciation) of investments and foreign currency” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in net unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.
As of the end of the reporting period, the Fund's investments in non-U.S. securities were as follows:
Foreign Taxes
The Fund may be subject to foreign taxes on income, gains on investments or foreign currency repatriation, a portion of which may be recoverable.
The Fund will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invest.
Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties.
The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income
Securities transactions are accounted for as of the end of trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Fund determines the existence of a dividend declaration. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments.
New Accounting Pronouncements and Rule Issuances
Reference Rate Reform
In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate
Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates, when participating banks will no longer be required to submit London Interbank Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Fund may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management has not yet elected to apply the amendments, is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Fund's investments and has currently determined that it is unlikely the ASU’s adoption will have a significant impact on the Fund's financial statements and various filings.
New Rules to Modernize Fund Valuation Framework Take Effect
A new rule adopted by the Securities and Exchange Commission (the "SEC") governing fund valuation practices, Rule 2a-5 under the 1940 Act, has established requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are "readily available" for purposes of Section 29(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. Separately, new SEC Rule 31a-4 under the 1940 Act sets forth the recordkeeping requirements associated with fair value determinations. The Fund adopted a valuation policy conforming to the new rules, effective September 1, 2022, and there was no material impact to the Fund.
NTZG Value
% of
Net Assets
Country:
United Kingdom $ 347,398 6.5%
Taiwan 279,296 5.2
France 271,519 5.1
Netherlands 256,817 4.8
Japan 208,462 3.9
Germany 190,184 3.5
Australia 128,694 2.4
Finland 82,928 1.5
India 82,030 1.5
Other 228,282 4.2
Total non-U.S. Securities $2,075,610 38.6%
23
FASB issues ASU 2022-03-Fair Value Measurement (Topic 820), Fair Value Measurement of Equity Securities to Contractual Sale Restrictions ("ASU
2022-03")
In June 2022, the FASB issued ASU 2022-03 to clarify the guidance in Topic 820, Fair Value Measurement ("Topic 820"). The amendments in ASU
2022-03 affect all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. ASU 2022-
03 (1) clarifies the guidance in Topic 820, when measuring the fair value of an equity security subject to contractual restrictions that prohibit the sale of equity security, (2) amends a related illustrative example, and (3) introduces new disclosure requirements for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. For public business entities, the amendments in ASU 2022-03 are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2024, and interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance. Management is currently assessing the impact of these provisions on the Fund's financial statements.
3. Investment Valuation and Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund's major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. To the extent these securities are actively traded and that valuation adjustments are not applied, they are generally classified as Level 1. If there is no official close of business, then the latest available sale price is utilized. If no sales are reported, then the mean of the latest available bid and ask prices is utilized and these securities are generally classified as Level 2.
Prices of certain American Depositary Receipts (“ADR”) held by the Fund that trade in the United States are valued based on the last traded price, official closing price, or an evaluated price provided by the independent pricing service (“pricing service”) and are generally classified as Level 1 or
2.
Any portfolio security or derivative for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2 of the fair value hierarchy; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
NTZG
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Common Stocks $ 5,267,031 $ 82,030
**
$ – $ 5,349,061
Total
$ 5,267,031 $ 82,030 $ – $ 5,349,061
* Refer to the Fund's Portfolio of Investments for industry classifications, where applicable.
** Refer to the Fund’s Portfolio of Investments for securities classified as Level 2.
24
Notes to Financial Statements
(continued)
4. Portfolio Securities and Investments in Derivatives
Portfolio Securities
Securities Lending
The Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions in order to generate additional income. When loaning securities, the Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The loans are continuous, can be recalled at any time, and have no set maturity. State Street Bank and Trust Company, serves as the securities lending agent (the “Agent”).
When a Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to an amount not less than 100% of the market value of the loaned securities. The actual percentage of the cash collateral will vary depending upon the asset type of the loaned securities.
Collateral for the loaned securities is invested in a government money market vehicle maintained by the Agent, which is subject to the requirements of Rule 2a-7 under the 1940 Act. The value of the loaned securities and the liability to return the cash collateral received are recognized on the
Statement of Assets and Liabilities. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is also recognized on the Statement of Assets and Liabilities. Securities out on loan are subject to termination at any time at the option of the borrower or the Fund. Upon termination, the borrower is required to return to the Fund securities identical to the securities loaned. During the term of the loan, the Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
Securities lending income recognized by a Fund consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is recognized on the Statement of Operations.
As of the end of the reporting period, the Fund did not have any securities out on loan.
Investment Transactions
Long-term purchases and sales (excluding in-kind transactions) during the current fiscal period were as follows:
In-kind transactions during the current fiscal period were as follows:
The Fund may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. The Fund has earmarked securities in its portfolio with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. If the Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
Investments in Derivatives
The Fund is authorized to invest in certain derivative instruments. The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund's investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.
Although the Fund is authorized to invest in derivative instruments, and may do so in the future, it did not make any such investments during the current fiscal period.
Market and Counterparty Credit Risk
In the normal course of business the Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose the Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of the Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and
Liabilities.
The Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of the Fund with a value approximately
Fund Purchases Sales
NTZG $ 516,002 $ 20,808
Fund
In-Kind
Purchases
In-Kind
Sales
NTZG $ 4,502,420 $ —
25
equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when the Fund has an unrealized loss, the Fund has instructed the custodian to pledge assets of the Fund as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the predetermined threshold amount.
5. Fund Shares
The Fund issues and redeems its shares on a continuous basis at NAV only in aggregations of a specified number of shares or multiples thereof
(“Creation Units”). Only certain institutional investors (referred to as “Authorized Participants”) who have entered into agreements with Nuveen
Securities, LLC, the Fund’s distributor, may purchase and redeem Creation Units. Once created, shares of the Fund trade on the Exchange at market prices and are only available to individual investors through their brokers.
Creation Units are purchased and redeemed in-kind for a designated portfolio of securities included in the Fund’s Index and/or a specified amount of cash. Authorized Participants are charged fixed transaction fees in connection with purchasing and redeeming Creation Units. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the Fund for certain transaction costs (i.e., taxes on currency or other financial transactions, and brokerage costs) and market impact expenses it incurs in purchasing or selling portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” on the Statements of Changes in Net Assets.
Transactions in Fund shares during the current period were as follows:
6. Income Tax Information
The Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
The Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing gains and losses on investment transactions. Temporary differences do not require reclassification. As of year end, permanent differences that resulted in reclassifications among the components of net assets relate primarily to foreign currency transactions. Temporary and permanent differences have no impact on a Fund's net assets.
As of year end, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes was as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of year end, the components of accumulated earnings on a tax basis were as follows:
NTZG
For the period
6/23/22
(commencement of
operations)
through 7/31/22
Shares Amount
Shares sold 200,000 $5,008,860
Shares redeemed – –
Net increase (decrease) 200,000 $5,008,860
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
NTZG $ 4,993,372 $ 397,827 $ (42,138) $ 355,689
26
Notes to Financial Statements
(continued)
The tax character of distributions paid were as follows:
As of year end, the Fund had capital loss carryforwards, which will not expire:
7. Management Fees and Other Transactions with Affiliates
Management Fees
The annual management fee, payable monthly, is 0.55% of the average daily net assets of the Fund. The Fund’s management fee compensates the
Adviser for its investment advisory services to the Fund. The Sub-Adviser is compensated for its services to the Fund from the management fees paid to the Adviser. The Adviser is responsible for substantially all other expenses of the Fund, except any future distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities, fees and expenses of the independent trustees (including any trustees’ counsel fees), certain compensation expenses of the Fund’s chief compliance officer, litigation expenses and extraordinary expenses.
Other Transactions with Affiliates
The Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser (“Affiliated Entity”)
under specified conditions outlined in procedures adopted by the Board (“cross-trade”). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.
During the current fiscal period, the Fund did not engage in cross-trades pursuant to these procedures.
As of the end of the reporting period, the percentage of Fund shares owned by TIAA are as follows:
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
NTZG
$ 3,771 $ — $ 355,635 $ (4,242) $ — $ — $ 355,164
7/31/22
Fund
Ordinary
Income
Long-Term
Capital Gains
NTZG
$ — $ —
Fund
Short-Term Long-Term Total
NTZG
$ 4,242 $ — $ 4,242
Fund
TIAA
Owned Shares
NTZG
97%
27
Important Tax Information
(Unaudited)
As required by the Internal Revenue Code and Treasury Regulations, certain tax information, as detailed below, must be provided to shareholders. Shareholders are advised to consult their tax advisor with respect to the tax implications of their investment. The amounts listed below may differ from the actual amounts reported on Form 1099-DIV, which will be sent to shareholders shortly after calendar year end.
Long-Term Capital Gains
As of year end, the Fund designates the following distribution amounts, or maximum amount allowable, as being from net long-term capital gains pursuant to Section 852(b)(3) of the Internal Revenue Code:
Fund
Net Long-Term
Capital Gains
NTZG $ —
28
Additional Fund Information
(Unaudited)
The tables below show the number and percentage of days during the current fiscal period that each Fund’s market price was greater than its NAV per share (i.e., at premium) and less than its NAV per share (i.e., at a discount). The market price is determined using the midpoint between the highest bid and the lowest offer on the applicable Fund’s listing exchange, as of the time that the Fund’s NAV is calculated (normally 4:00 p.m. Eastern Time).
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Sub-Adviser
Nuveen Asset Management,
LLC
333 West Wacker Drive
Chicago, IL 60606
Independent Registered
Public Accounting Firm
KPMG LLP
200 East Randolph Street
Chicago, IL 60601
Administrator, Custodian
and Transfer Agent
Brown Brothers Harriman
50 Post Office Square
Boston, MA 02110
Legal Counsel
Chapman and Cutler LLP
Chicago, IL 60603
Morgan Lewis & Bockius LLP
111 Pennsylvania Avenue, NW
Washington, D.C. 20004
June 23, 2022 (commencement of operations) through July 31, 2022 Number of Days % of Total Days
Premium/Discount Range:
0.51% to 1.00% 4 16.0%
0.26% to 0.50% 11 44.0%
0.00% to 0.25% 9 36.0%
(0.01)% to (0.25)% 1 4.0%
25 100%
Portfolio of Investments Information
Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information
You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
FINRA BrokerCheck:
The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.
Glossary of Terms Used in this Report
(Unaudited)
29
Average Annual Total Return:
This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Gross Domestic Product (GDP):
The total market value of all final goods and services produced in a country/region in a given year, equal to total consumer, investment and government spending, plus the value of exports, minus the value of imports.
MSCI ACWI Index (Net)
: An index designed to measure the performance of large and mid-cap stocks across 23 developed and 24 emerging markets. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Net Assets Value (NAV) Per Share:
A fund’s Net Assets is equal to its total assets (securities, cash and accrued earnings) less its total liabilities. NAV per share is equal to the fund’s Net Assets divided by its number of shares outstanding.
30
Annual Investment Management
Agreement Approval Process
(Unaudited)
At a meeting held on May 23-25, 2022 (the “Meeting”), the Board of Trustees (the “Board” and each Trustee, a “Board Member”) of Nushares ETF
Trust (the “Trust”), which is comprised entirely of Board Members who are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940 Act”)) (the “Independent Board Members”), considered and approved the investment management agreement (the “Investment
Management Agreement”) pursuant to which Nuveen Fund Advisors, LLC (the “Adviser”) serves as investment adviser to Nuveen Global Net
Zero Transition ETF (the “Fund”), a series of the Trust, and the investment sub-advisory agreement (the “Sub-Advisory Agreement”) pursuant to which Nuveen Asset Management, LLC (the “Sub-Adviser”) serves as investment sub-adviser to the Fund. The Adviser and the Sub-Adviser are each hereafter a “Fund Adviser.” The Investment Management Agreement and the Sub-Advisory Agreement are each hereafter an “Advisory
Agreement” and collectively, the “Advisory Agreements.” As the Board is comprised of all Independent Board Members, the references to the
Board and the Independent Board Members are interchangeable.
To assist the Board in its evaluation of an Advisory Agreement with a Fund Adviser at the Meeting, the Independent Board Members had received, in adequate time in advance of the Meeting and/or at other meetings, materials which outlined, among other things:
the nature, extent and quality of the services expected to be provided by the Fund Adviser;
the organization of the Fund Adviser, including the responsibilities of various departments and key personnel;
the expertise and background of the Fund Adviser;
certain performance-related information (as described below);
certain profitability-related information (as described below);
the Fund’s proposed unitary fee structure, including comparisons of the Fund’s proposed unitary fee with the net expense ratios of comparable funds; and
the soft dollar practices of the Fund Adviser, if any.
At the Meeting and/or at other meetings, the Adviser made presentations to and responded to questions from the Board. During the Meeting and/
or at other meetings, the Independent Board Members also met privately with their legal counsel to, among other things, review the Board’s duties under the 1940 Act, the general principles of state law in reviewing and approving advisory contracts, the standards used by courts in determining whether investment company boards of directors have fulfilled their duties, factors to be considered in voting on advisory contracts and an adviser’s fiduciary duty with respect to advisory agreements and compensation. It is with this background that the Independent Board Members considered the Advisory Agreements. As outlined in more detail below, the Independent Board Members considered various factors they believed relevant with respect to the Fund. Each Board Member may have accorded different weight to the various factors and information discussed below in reaching his or her conclusions with respect to the Fund’s Advisory Agreements. The Board Members also drew on information they had received in their capacity as trustees and directors, as applicable, of other registered investment companies advised by the Fund Advisers.
A. Nature, Extent and Quality of Services
The Independent Board Members considered the nature, extent and quality of the respective Fund Adviser’s services, including portfolio management services and administrative services. Given that the Adviser and the Sub-Adviser already serve as adviser and sub-adviser, respectively, to other Nuveen funds overseen by the Board Members, the Board has a good understanding of each such Fund Adviser’s organization, operations, personnel and services. As the Independent Board Members meet regularly throughout the year to oversee the Nuveen funds, including funds currently advised by the Fund Advisers, the Independent Board Members, have, in part, relied upon their knowledge from their meetings and any other interactions throughout the year with the respective Fund Adviser in evaluating the Advisory Agreements.
Open-end exchange-traded funds (“ETFs”) were added to the Nuveen fund product line in 2016. The Independent Board Members considered information about the structure, investment objective, investment strategy and other characteristics of the Fund and noted that in contrast to certain other ETFs in the Nuveen fund product line, which seek to track the investment results of a specified underlying index (sometimes referred to as
“passively managed ETFs”), the Fund would be actively managed.
The Board has recognized that the Nuveen funds operate in a highly regulated industry and, therefore, the Adviser has provided a wide array of management, oversight and administrative services to manage and operate the funds, and the scope and complexity of these services have expanded over time as a result of, among other things, regulatory, market and other developments. The Board accordingly has considered the
Adviser’s dedication of extensive resources, time, people and capital employed to support and manage the Nuveen funds as well as the Adviser’s continued program of developing improvements and innovations for the benefit of the funds and shareholders and to meet the ever increasing regulatory requirements applicable to the funds. In this regard, the Board has received and reviewed information regarding, among other things, the Adviser’s investment oversight responsibilities, regulatory and compliance services, administrative duties and other services. The Board has considered the Adviser’s investment oversight team’s extensive services in overseeing the various sub-advisers to the Nuveen funds; evaluating fund performance; and preparing reports to the Board addressing, among other things, fund performance, market conditions, investment team matters, product developments and management proposals. The Board has further recognized the range of services the various teams of the Adviser provide including, but not limited to, overseeing operational and risk management; managing liquidity; overseeing the daily valuation process and managing distributions.
31
The Board has further recognized that the Adviser’s compliance and regulatory functions are integral to the investment management of the Nuveen funds. The Board has recognized that such services have included, but are not limited to, managing compliance policies; monitoring compliance with applicable policies, law and regulations; devising internal compliance programs and a framework to review and assess compliance programs;
overseeing sub-adviser compliance testing; preparing compliance training materials; and responding to regulatory requests. The Board has further considered information regarding the Adviser’s business continuity and disaster recovery plans as well as information regarding its information security program, including presentations of such program provided at a site visit in 2022, to help identify and manage information security risks.
In addition to the above functions, the Board has considered that the Adviser also provides, among other things, fund administration services (such as preparing fund tax returns and other tax compliance services; preparing regulatory filings; interacting with the Nuveen funds’ independent public accountants and overseeing other service providers; and managing fund budgets and expenses); product management services (such as evaluating and enhancing products and strategies); legal services (such as helping to prepare and file registration statements and proxy statements; overseeing fund activities and providing legal interpretations regarding such activities; maintaining regulatory registrations and negotiating agreements with other fund service providers; and monitoring changes in regulatory requirements and commenting on rule proposals impacting investment companies); and oversight of shareholder services and transfer agency functions (such as overseeing transfer agent service providers which include registered shareholder customer service and transaction processing; overseeing proxy solicitation and tabulation services; and overseeing the production and distribution of financial reports by service providers).
The Independent Board Members noted that the Adviser would oversee the Sub-Adviser, which was generally expected to provide portfolio advisory services to the Fund. In addition, the Independent Board Members recognized the experience and expertise of the investment team expected to manage the Fund.
Based on their review, the Independent Board Members found that, overall, the nature, extent and quality of services expected to be provided to the Fund under each Advisory Agreement were satisfactory.
B. Investment Performance
The Fund was new and, therefore, did not have its own performance history. The Independent Board Members, however, were familiar with the performance records of other Nuveen funds advised by the Adviser and sub-advised by the Sub-Adviser. In addition, the Independent Board
Members reviewed certain historical performance-related data pertaining to various ETFs that, based on information provided by the Adviser, had investment strategies that were comparable in certain respects to those anticipated for the Fund.
C. Fees, Expenses and Profitability
1. Fees and Expenses
In evaluating the management fees and expenses that the Fund was expected to bear, the Independent Board Members considered, among other things, the Fund’s proposed unitary fee structure and its proposed net expense ratio in absolute terms as well as compared with the net expense ratios of comparable ETFs. In considering the Fund’s proposed unitary fee structure, the Independent Board Members noted that under this structure the Fund would pay a fee to the Adviser and, in turn, the Adviser would be generally responsible for the operating expenses incurred by the Fund, subject to certain exceptions. In this regard, the Independent Board Members were provided with estimates of the Fund’s anticipated operating expenses as well as a description of the expenses excluded from the unitary fee. In considering the proposed unitary fee structure, the Independent Board Members recognized that the Adviser would generally bear the risk that certain of the Fund’s operating expenses would increase (but would also benefit if such expenses decrease) and the degree of expense stability that would be afforded to the Fund’s shareholders.
In their review, the Independent Board Members reviewed, among other things, the Fund’s proposed unitary fee compared to expense data relating to a group of ETFs that the Adviser considered comparable to the Fund in certain respects (the “Comparable ETFs”). Because the
Fund will pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on information provided by the Adviser, the Independent Board Members recognized that the Comparable ETFs included both actively managed and passively managed ETFs. In addition to reviewing, among other things, expense ratio data pertaining to the Comparable ETFs as a group
(including the mean, median and range of expense ratios), the Independent Board Members separately considered such data for actively managed ETFs comprising the Comparable ETFs. Further, the Independent Board Members considered the proposed sub-advisory fee for the Fund, which will be paid by the Adviser out of its unitary fee.
Based on their review of the fee and expense information provided, the Independent Board Members determined that the Fund’s management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services expected to be provided to the Fund.
2. Comparisons with the Fees of Other Clients
The Board considered that the Fund will pay a unitary fee, which will differ from most other investment companies advised by the Adviser which pay a variety of fees, such as the investment advisory fee; Rule 12b-1 fees, if any; transfer agency fees; custody fees; and other expenses. The Board believed the unitary fee structure provides certain benefits to shareholders including providing a level of cost certainty by shifting to the Adviser the risk that some of the costs of operating the Fund may rise and providing an incentive to the Adviser to maximize administrative efficiencies.
32
Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
The Board has noted at the Meeting and/or at other meetings that the Fund Advisers provide services to other types of clients. In this regard, the Board has considered information regarding the fee rates the respective Fund Advisers charge to certain other types of clients and the type of services provided to these other clients. With respect to the Adviser and/or the Sub-Adviser, such other clients may include:
retail and institutional managed accounts advised by the Sub-Adviser; hedge funds or other structured products managed by the Sub-
Adviser; investment companies offered outside the Nuveen family and sub-advised by the Sub-Adviser; foreign investment companies offered by Nuveen and sub-advised by the Sub-Adviser; and collective investment trusts sub-advised by the Sub-Adviser. The Board has also noted that the Adviser advises and the Sub-Adviser sub-advises certain other ETFs sponsored by Nuveen.
The Board recognized that the Sub-Adviser was an affiliated sub-adviser and, with respect to affiliated sub-advisers, has reviewed, among other things, the range of fees assessed for managed accounts, hedge funds (along with their performance fee), foreign investment companies and ETFs offered by Nuveen, as applicable. The Board also has reviewed the fee range and average fee rate of certain selected investment strategies offered in retail and institutional managed accounts advised by the Sub-Adviser, the hedge funds advised by the Sub-
Adviser (along with their performance fee) and non-Nuveen investment companies sub-advised by certain affiliated sub-advisers.
In considering the fee data of other clients, the Board has recognized, among other things, that differences in the amount, type and level of services provided to the Nuveen funds relative to other types of clients as well as any differences in portfolio investment policies, the types of assets managed and related complexities in managing such assets, the entrepreneurial and other risks associated with a particular strategy, investor profiles, account sizes and regulatory requirements, will contribute to the variations in the fee schedules. The Board has recognized the breadth of services the Adviser provides to the Nuveen funds compared to these other types of clients as the funds operate in a highly regulated industry with increasing regulatory requirements as well as the increased entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the funds. Similarly, with respect to foreign funds, the Board has recognized that the differences in the client base, governing bodies, distribution jurisdiction and operational complexities would also contribute to variations in management fees of the Nuveen funds compared to those of the foreign funds. Further, with respect to ETFs, the Board has considered that certain Nuveen ETFs are passively managed compared to the active management of other Nuveen funds (such as the Fund), which has also contributed to the differences in fee levels between the passively managed Nuveen ETFs and the actively managed funds. In general, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board has further considered that the Sub-Adviser’s fee is essentially for portfolio management services and therefore more comparable to the fees it receives for retail wrap accounts and other external sub-advisory mandates. The Board has recognized that the varying levels of fees are justified given, among other things, the inherent differences in the products and the level of services provided to the Nuveen funds versus other clients, the differing expense obligations, the differing regulatory requirements and legal liabilities and the entrepreneurial, legal and regulatory risks incurred in sponsoring and advising a registered investment company.
3. Profitability of Fund Advisers
At the time of the Meeting, the Fund had not commenced operations and it was not possible to predict the effect on profitability of the
Fund. The Independent Board Members, however, considered the Fund’s estimated operating expenses and recognized that pursuant to the unitary fee, the Adviser would generally be responsible for paying the Fund’s operating expenses, subject to certain exceptions.
In conjunction with their review of fees, at the Meeting and/or at other meetings, the Independent Board Members also have considered profitability and other financial data for Nuveen, including information regarding Nuveen’s level of profitability for its advisory services to the Nuveen funds for the calendar years 2021 and 2020. The Board has reviewed, among other things, the net margins (pre-tax) for
Nuveen Investments, Inc. (“Nuveen Investments”), the gross and net revenue margins (pre- and post-tax and excluding distribution) and the revenues, expenses and net income (pre- and post-tax and before distribution expenses) of Nuveen Investments from the Nuveen funds only; and comparative profitability data comparing the operating margins of Nuveen Investments compared to the adjusted operating margins of certain peers that had publicly available data and with the most comparable assets under management (based on asset size and asset composition) for each of the last two calendar years. The Board has also reviewed the revenues, expenses and operating margin (pre-
and post-tax) the Adviser derived from its ETF product line for the 2021 and 2020 calendar years.
In reviewing the profitability data, the Independent Board Members have recognized the subjective nature of calculating profitability as the information is not audited and is dependent on cost allocation methodologies to allocate corporate-wide overhead/shared service expenses, TIAA (defined below) corporate-wide overhead expenses and partially fund related expenses to the Nuveen complex and its affiliates and to further allocate such expenses between the Nuveen fund and non-fund businesses. The Independent Board Members have reviewed a description of the cost allocation methodologies employed to develop the financial information, a summary of the history of changes to the methodology over the years from 2010 to 2021, and the net revenue margins derived from the Nuveen funds (pre-tax and including and excluding distribution) and total company margins from Nuveen Investments compared to the firm-wide adjusted operating margins of the peers for each calendar year from 2012 to 2021.
The Board had also appointed four Independent Board Members to serve as the Board’s liaisons, with the assistance of independent counsel, to review the development of the profitability data and to report to the full Board. In its evaluation, the Board, however, has recognized that other reasonable and valid allocation methodologies could be employed and could lead to significantly different results.
The Independent Board Members have also reviewed a summary of the key drivers that affected Nuveen’s revenues and expenses impacting profitability in 2021 versus 2020.
33
In reviewing the comparative peer data noted above, the Board has considered that the operating margins of Nuveen Investments compared favorably to the peer group range of operating margins; however, the Independent Board Members have also recognized the limitations of the comparative data given that peer data is not generally public and the calculation of profitability is subjective and affected by numerous factors (such as types of funds a peer manages, its business mix, its cost of capital, the numerous assumptions underlying the methodology used to allocate expenses and other factors) that can have a significant impact on the results.
Aside from Nuveen’s profitability, the Board has recognized that the Adviser is a subsidiary of Nuveen, LLC, the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”). Accordingly, the Board has also reviewed a balance sheet for TIAA reflecting its assets, liabilities and capital and contingency reserves for the 2021 and 2020 calendar years to consider the financial strength of TIAA. The Board has recognized the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility. The Board has also noted the reinvestments Nuveen, its parent and/or other affiliates made into its business through, among other things, the investment of seed capital in certain Nuveen funds and continued investments in enhancements to technological capabilities.
In addition to Nuveen, the Independent Board Members have considered the profitability of the Sub-Adviser from its relationships with the
Nuveen funds. In this regard, the Independent Board Members have reviewed, among other things, the Sub-Adviser’s revenues, expenses and net revenue margins (pre- and post-tax) for its advisory activities to the respective funds for the calendar years ended December
31, 2021 and December 31, 2020. The Independent Board Members have also reviewed a profitability analysis reflecting the revenues, expenses and revenue margin (pre- and post-tax) by asset type for the Sub-Adviser for the calendar years ending December 31, 2021 and
December 31, 2020 and the pre- and post-tax revenue margins from 2021 and 2020.
In evaluating the reasonableness of the compensation, the Independent Board Members also considered any other ancillary benefits derived by the respective Fund Adviser from its relationship with the Nuveen funds as discussed in further detail below.
Based on a consideration of all the information provided, the Board has noted that Nuveen’s and the Sub-Adviser’s level of profitability was acceptable and not unreasonable in light of the services to be provided.
D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale
With respect to economies of scale, the Independent Board Members have recognized that, in general, as the assets of a particular Nuveen fund or the Nuveen complex in the aggregate increase over time, economies of scale may be realized with respect to the management of the Nuveen funds. In this regard, the Independent Board Members considered whether economies of scale were expected to be achieved as the Fund grows and whether any such economies of scale were expected to be shared with shareholders. The Board has recognized that although economies of scale are difficult to measure and certain expenses may not decline with a rise in assets, there are several methods to help share the benefits of economies of scale, including breakpoints in the management fee schedule, fee waivers and/or expense limitations, the pricing of Nuveen funds at scale at inception and investments in Nuveen’s business which can enhance the services provided to the Nuveen funds for the fees paid. The Board noted that with respect to Nuveen funds generally, although the management fee of the Adviser is typically comprised of a fund-level component and a complex-level component each with its own breakpoint schedule, the Nuveen ETFs, including the Fund, do not have breakpoint schedules and do not participate in the complex-level fee program. The Fund also does not have an expense limitation agreement with the Adviser given the
Adviser generally pays the operating expenses of the Fund (subject to certain exceptions) under the unitary fee structure and therefore incurs the risk of increases in such Fund operating expenses. The Board, however, also recognized that the Adviser would benefit from any reduction in fixed costs covered by the unitary fee but that the unitary fee schedule also provides shareholders with a level of certainty of the expenses of the Fund. The
Independent Board Members further considered the Adviser’s representation that the Fund was being priced using an at-scale approach.
Based on their review, the Independent Board Members concluded that the Fund’s proposed unitary fee structure (which would not include breakpoints or participation in the complex-level fee program) was acceptable.
E. Indirect Benefits
At the Meeting and/or other meetings, the Independent Board Members have received and considered information regarding other benefits that a Fund Adviser or its affiliates may receive as a result of their relationship with the Nuveen funds. In addition, the Independent Board Members have also noted that various sub-advisers (including the Sub-Adviser) may engage in soft dollar transactions pursuant to which they may receive the benefit of research products and other services provided by broker-dealers executing portfolio transactions on behalf of the applicable Nuveen funds. The Board has noted, however, that the Sub-Adviser reimburses the equity funds that it sub-advises (subject to certain exceptions) for the research-related component of soft dollar commissions. In addition, the Board has noted that any benefits for a sub-adviser when transacting in fixed-income securities may be more limited as such securities generally trade on a principal basis and therefore do not generate brokerage commissions.
Based on its review, the Board concluded that any indirect benefits expected to be received by a Fund Adviser as a result of its relationship with the
Fund were reasonable and within acceptable parameters.
F. Approval
The Independent Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members, including a majority of the Independent Board Members, concluded that the terms of the Investment Management Agreement and Sub-Advisory
Agreement were reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services to be provided to the Fund and that the
Investment Management Agreement and Sub-Advisory Agreement should be and were approved on behalf of the Fund.
34
Liquidity Risk Management Program
(Unaudited)
Discussion of the operation and effectiveness of the Funds’ liquidity risk management program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), each Fund covered in this Report (the
“Funds”) has adopted and implemented a liquidity risk management program (the “Program”), which is designed to manage the Fund’s liquidity risk.
The Program consists of various protocols for assessing and managing each Fund’s liquidity risk. The Funds’ Board of Trustees previously designated
Nuveen Fund Advisors, LLC, the Funds’ investment adviser, as the Administrator of the Program. The adviser’s Liquidity Monitoring and Analysis
Team (“LMAT”) carries out day-to-day Program management with oversight by the adviser’s Liquidity Oversight Sub-Committee (the LOSC”). The
LOSC is composed of personnel from the adviser and Teachers Advisors, LLC, an affiliate of the adviser.
At a May 23-25, 2022 meeting of the Board, the Administrator provided the Board with a written report addressing the Program’s operation, adequacy and effectiveness of implementation for calendar year 2021 (the “Review Period”), as required under the Liquidity Rule. The report noted
that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to each Fund’s liquidity developments.
In accordance with the Program, the LMAT assesses each Fund’s liquidity risk no less frequently than annually based on various factors, such as (1)
the Fund’s investment strategy and the liquidity of portfolio investments, (ii) cash flow projections, and (ii) holdings of cash and cash equivalents, borrowing arrangements, and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
Each Fund portfolio investment is classified into one of four liquidity categories (including the most liquid, “Highly Liquid”, and the least liquid,
“Illiquid”, discussed below), The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment
Liquidity classification determinations take into account various market, trading, and investment-specific considerations, as well as market depth, and use third- party vendor data.
Any Fund that does not primarily hold highly liquid investments must, among other things, determine a minimum percentage of Fund assets that must be invested in highly liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, each Fund primarily held Highly
Liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid Investment Minimum and to comply with the related requirements under the Liquidity Rule.
The Liquidity Rule also limits a Fund’s investments in Illiquid investments. Specifically, the Liquidity Rule prohibits a Fund from acquiring Illiquid investments if doing so would result in the Fund holding more than 15% of its net assets in illiquid investments, and requires certain reporting to the
Fund Board and the Securities and Exchange Commission any time a Fund’s holdings of Illiquid investments exceeds 15% of net assets. During the
Review Period, no Fund exceeded the 15% limit on Illiquid investments.
35
Trustees and Officers
(Unaudited)
The management of the Funds, including general supervision of the duties performed for the Funds by the Adviser, is the responsibility of the Board of Trustees of the Funds. The number of Trustees of the Funds is currently set at ten. None of the Trustees who are not “interested” persons of the
Funds (referred to herein as “Independent Trustees”) has ever been a Trustee or employee of, or consultant to, Nuveen or its affiliates. The names and business addresses of the Trustees and officers of the Funds, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below.
The Funds’ Statement of Additional Information (“SAI”) includes more information about the Trustees. To request a free copy, call Nuveen
Investments at (800) 257-8787 or visit the Funds’ website at www.nuveen.com.
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios in
Fund Complex
Overseen By
Trustee
Independent Trustees:
Terence J. Toth
1959
333 W. Wacker Drive
Chicago, IL 60606
Chair and Trustee 2008 Formerly, a Co-Founding Partner, Promus Capital (investment advisory firm) (2008-2017); formerly, Director, Quality Control
Corporation (manufacturing) (2012-2021); Chair of the Board
of the Kehrein Center for the Arts (philanthropy) (since 2021);
member: Catalyst Schools of Chicago Board (since 2008) and
Mather Foundation Board (philanthropy) (since 2012), and chair of its investment committee; formerly, Member, Chicago Fellowship
Board (philanthropy) 2005-2016); formerly, Director, Fulcrum IT
Services LLC (information technology services firm to government entities) (2010-2019); formerly, Director, LogicMark LLC (health services) (2012-2016); formerly, Director, Legal & General
Investment Management America, Inc. (asset management) (2008-
2013); formerly, CEO and President, Northern Trust Global
Investments (financial services) (2004-2007); Executive Vice
President, Quantitative Management & Securities Lending
(2000-2004); prior thereto, various positions with Northern Trust
Company (financial services) (since 1994); formerly, Member,
Northern Trust Mutual Funds Board (2005-2007), Northern Trust
Global Investments Board (2004-2007), Northern Trust Japan Board
(2004-2007), Northern Trust Securities Inc. Board (2003-2007) and
Northern Trust Hong Kong Board (1997-2004).
140
Jack B. Evans
1948
333 W. Wacker Drive
Chicago, IL 60606
Trustee 1999 Chairman (since 2019), formerly, President (1996-2019), The
Hall-Perrine Foundation, (private philanthropic corporation);
Life Trustee of Coe College; formerly, Member and President
Pro-Tem of the Board of Regents for the State of Iowa University
System (2007- 2013); Director and Chairman (2009-2021), United
Fire Group, a publicly held company; Director, Public Member,
American Board of Orthopaedic Surgery (2015-2020); Director
(2000-2004), Alliant Energy; Director (1996-2015), The Gazette
Company (media and publishing); Director (1997- 2003),
Federal Reserve Bank of Chicago; President and Chief
Operating Officer (1972-1995), SCI Financial Group, Inc.,
(regional financial services firm).
140
William C. Hunter
1948
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2003 Dean Emeritus, formerly, Dean, Tippie College of Business,
University of Iowa (2006-2012); Director of Wellmark, Inc. (since
2009); past Director (2005-2015), and past President (2010-
2014) Beta Gamma Sigma, Inc., The International Business
Honor Society; formerly, Director (2004-2018) of Xerox
Corporation; formerly, Dean and Distinguished Professor of
Finance, School of Business at the University of Connecticut
(2003-2006); previously, Senior Vice President and Director of
Research at the Federal Reserve Bank of Chicago (1995-2003);
formerly, Director (1997-2007), Credit Research Center at
Georgetown University.
140
36
Trustees and Officers
(Unaudited) (continued)
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios in
Fund Complex
Overseen By
Trustee
Amy B. R. Lancellotta
1959
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2021 Formerly, Managing Director, Independent Directors Council
(IDC) (supports the fund independent director community and
is part of the Investment Company Institute (ICI), which
represents regulated investment companies) (2006-2019);
formerly, various positions with ICI (1989-2006); Member of the
Board of Directors, Jewish Coalition Against Domestic Abuse
(JCADA) (since 2020).
140
Joanne T. Medero
1954
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2021 Formerly, Managing Director, Government Relations and Public
Policy (2009-2020) and Senior Advisor to the Vice Chairman
(2018-2020), BlackRock, Inc. (global investment management
firm); formerly, Managing Director, Global Head of Government
Relations and Public Policy, Barclays Group (IBIM) (investment banking, investment management and wealth management
businesses)(2006-2009); formerly, Managing Director, Global
General Counsel and Corporate Secretary, Barclays Global
Investors (global investment management firm) (1996-2006);
formerly, Partner, Orrick, Herrington & Sutcliffe LLP (law firm)
(1993-1995); formerly, General Counsel, Commodity Futures
Trading Commission (government agency overseeing U.S.
derivatives markets) (1989-1993); formerly, Deputy Associate
Director/Associate Director for Legal and Financial Affairs,
Office of Presidential Personnel, The White House (1986-1989);
Member of the Board of Directors, Baltic-American Freedom
Foundation (seeks to provide opportunities for citizens of the
Baltic states to gain education and professional development through exchanges in the U.S.) (since 2019).
140
Albin F. Moschner
1952
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2016 Founder and Chief Executive Officer, Northcroft Partners, LLC,
(management consulting) (since 2012); formerly,
Chairman (2019), and Director (2012-2019), USA Technologies,
Inc., (provider of solutions and services to facilitate electronic payment transactions); formerly, Director, Wintrust Financial
Corporation (1996-2016); previously, held positions at Leap
Wireless International, Inc. (consumer wireless services),
including Consultant (2011-2012), Chief Operating Officer
(2008-2011), and Chief Marketing Officer (2004-2008); formerly,
President, Verizon Card Services division of Verizon
Communications, Inc. (2000-2003); formerly, President, One
Point Services at One Point Communications
(telecommunication services) (1999-2000); formerly, Vice
Chairman of the Board, Diba, Incorporated (internet
technology provider) (1996-1997); formerly, various executive positions (1991-1996) including Chief Executive Officer
(1995-1996) of Zenith Electronics Corporation (consumer
electronics).
140
John K. Nelson
1962
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2013 Member of Board of Directors of Core12 LLC. (private firm which develops branding, marketing and communications
strategies for clients) (since 2008); served The President’s
Council of Fordham University (2010-2019) and previously a
Director of the Curran Center for Catholic American Studies
(2009-2018); formerly, senior external advisor to the Financial
Services practice of Deloitte Consulting LLP. (2012-2014);
former Chair of the Board of Trustees of Marian University
(2010-2014 as trustee, 2011-2014 as Chair); formerly Chief
Executive Officer of ABN AMRO Bank N.V., North America, and
Global Head of the Financial Markets Division (2007-2008),
with various executive leadership roles in ABN AMRO Bank
N.V. between 1996 and 2007.
140
37
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios in
Fund Complex
Overseen By
Trustee
Judith M. Stockdale
1947
333 W. Wacker Drive
Chicago, IL 60606
Trustee 1997 Board Member, Land Trust Alliance (national public charity addressing natural land and water conservation in the U.S.)
(since 2013); formerly, Board Member, U.S. Endowment for
Forestry and Communities (national endowment addressing
forest health, sustainable forest production and markets, and economic health of forest-reliant communities in the U.S.)
(2013-2019); formerly, Executive Director (1994-2012), Gaylord and Dorothy Donnelley Foundation (private foundation
endowed to support both natural land conservation and artistic vitality); prior thereto, Executive Director, Great Lakes
Protection Fund (endowment created jointly by seven of the
eight Great Lakes states’ Governors to take a regional
approach to improving the health of the Great Lakes)
(1990-1994).
140
Carole E. Stone
1947
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2007 Former Director, Chicago Board Options Exchange
(2006-2017), and C2 Options Exchange, Incorporated
(2009-2017); formerly, Director, Cboe Global Markets, Inc.,
(2010-2020) (formerly named CBOE Holdings, Inc.); formerly,
Commissioner, New York State Commission on Public Authority
Reform (2005-2010).
140
Matthew Thornton III
1958
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2020 Formerly, Executive Vice President and Chief Operating Officer
(2018-2019), FedEx Freight Corporation, a subsidiary of FedEx
Corporation (FedEx) (provider of transportation, e-commerce
and business services through its portfolio of companies);
formerly, Senior Vice President, U.S. Operations (2006-2018),
Federal Express Corporation, a subsidiary of FedEx; formerly
Member of the Board of Directors (2012-2018), Safe Kids
Worldwide® (a non-profit organization dedicated to preventing childhood injuries). Member of the Board of Directors (since
2014), The Sherwin-Williams Company (develops,
manufactures, distributes and sells paints, coatings and related products); Director (since 2020), Crown Castle International
(provider of communications infrastructure).
140
Margaret L. Wolff
1955
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2016 Formerly, member of the Board of Directors (2013-2017) of
Travelers Insurance Company of Canada and The Dominion of
Canada General Insurance Company (each, a part of Travelers
Canada, the Canadian operation of The Travelers Companies,
Inc.); formerly, Of Counsel, Skadden, Arps, Slate, Meagher &
Flom LLP (Mergers & Acquisitions Group) (legal services)
(2005-2014); Member of the Board of Trustees of New
York-Presbyterian Hospital (since 2005); Member (since 2004), formerly, Chair (2015-2022) of the Board of Trustees of The John A.
Hartford Foundation (a philanthropy dedicated to improving
the care of older adults); formerly, Member (2005-2015) and
Vice Chair (2011-2015) of the Board of Trustees of Mt. Holyoke
College.
140
Robert L. Young
1963
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2017 Formerly, Chief Operating Officer and Director, J.P. Morgan
Investment Management Inc. (financial services) (2010-2016);
formerly, President and Principal Executive Officer (2013-2016),
and Senior Vice President and Chief Operating Officer
(2005-2010), of J.P. Morgan Funds; formerly, Director and
various officer positions for J.P. Morgan Investment
Management Inc. (formerly, JPMorgan Funds Management,
Inc. and formerly, One Group Administrative Services) and
JPMorgan Distribution Services, Inc. (financial services)
(formerly, One Group Dealer Services, Inc.) (1999-2017).

38
Trustees and Officers
(Unaudited) (continued)
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(2)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Officers of the Funds:
Jordan M. Farris
1980
333 W. Wacker Drive
Chicago, IL 60606
Chief
Administrative
Officer
2019 Managing Director (since 2017), formerly Vice President (2016-2017), Head of
Product Management and Development, ETFs, Nuveen Securities, LLC; Director,
Guggenheim Funds Distributors (2013-2016).
Brett E. Black
1972
333 West Wacker Drive
Chicago, IL 60606
Vice President
and Chief
Compliance
Officer
2022 Enterprise Senior Compliance Officer of Nuveen (since 2022); formerly, Vice
President (2014-2022), Chief Compliance Officer (2017-2022), Deputy Chief
Compliance Officer (2014-2017) and Senior Compliance Officer (2012-2014) of
BMO Funds, Inc.; formerly Senior Compliance Officer of BMO Asset Management
Corp. (2012-2014).
Mark J. Czarniecki
1979
901 Marquette Avenue
Minneapolis, MN 55402
Vice President
and Secretary
2013 Vice President and Assistant Secretary of Nuveen Securities, LLC (since 2016);
Managing Director (since 2022), formerly, Vice President (2017-2022) and
Assistant Secretary (since 2017) of Nuveen Fund Advisors, LLC; Managing Director and Associate General Counsel (since January 2022), formerly, Vice President and
Associate General Counsel of Nuveen (2013-2021); Managing Director (since
2022), formerly, Vice President (2018-2022), Assistant Secretary and Associate
General Counsel (since 2018) of Nuveen Asset Management, LLC.
Diana R. Gonzalez
1978
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2017 Vice President and Assistant Secretary of Nuveen Fund Advisors, LLC (since
2017); Vice President, Associate General Counsel and Assistant Secretary of
Nuveen Asset Management, LLC (since 2022); Vice President and Associate
General Counsel of Nuveen (since 2017); Associate General Counsel of Jackson
National Asset Management, LLC (2012-2017).
Nathaniel T. Jones
1979
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Treasurer
2016 Senior Managing Director (since 2021), formerly, Managing Director
(2017-2021), Senior Vice President (2016-2017), formerly, Vice President (2011-
2016) of Nuveen; Managing Director (since 2015) of Nuveen Fund Advisors,
LLC; Chartered Financial Analyst.
Tina M. Lazar
1961
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2002 Managing Director (since 2017), formerly, Senior Vice President (2014-2017) of
Nuveen Securities, LLC.
Brian J. Lockhart
1974
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2019 Managing Director (since 2019) of Nuveen Fund Advisors, LLC; Senior
Managing Director (since 2021), formerly, Managing Director (2017-2021), Vice
President (2010-2017) of Nuveen; Head of Investment Oversight (since 2017), formerly, Team Leader of Manager Oversight (2015-2017); Chartered Financial
Analyst and Certified Financial Risk Manager.
John M. McCann
1975
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2022 Managing Director and Assistant Secretary of Nuveen Fund Advisors, LLC (since
2021); Managing Director, Associate General Counsel and Assistant Secretary
of Nuveen Asset Management, LLC (since 2021); Managing Director of TIAA
SMA Strategies LLC (since 2021); Managing Director (since 2019, formerly, Vice
President and Director), Associate General Counsel and Assistant Secretary of
College Retirement Equities Fund, TIAA Separate Account VA-1, TIAA-CREF
Funds and TIAA-CREF Life Funds; Managing Director (since 2018), formerly, Vice
President and Director, Associate General Counsel and Assistant Secretary of
Teachers Insurance and Annuity Association of America, Teacher Advisors LLC and
TIAA-CREF Investment Management, LLC; Vice President (since 2017), Associate
General Counsel and Assistant Secretary (since 2011) of Nuveen Alternative
Advisors LLC; General Counsel and Assistant Secretary of Covariance Capital
Management, Inc. (2014-2017).
39
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(2)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Kevin J. McCarthy
1966
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Assistant
Secretary
2007 Senior Managing Director (since 2017) and Secretary and General Counsel
(since 2016) of Nuveen Investments, Inc., formerly, Executive Vice President
(2016-2017) and Managing Director and Assistant Secretary (2008-2016);
Senior Managing Director (since 2017) and Assistant Secretary (since 2008) of
Nuveen Securities, LLC, formerly Executive Vice President (2016-2017) and
Managing Director (2008-2016); Senior Managing Director (since 2017) and
Secretary (since 2016) of Nuveen Fund Advisors, LLC, formerly, Co-General
Counsel (2011-2020), Executive Vice President (2016-2017), Managing Director
(2008-2016) and Assistant Secretary (2007-2016); Senior Managing Director
(since 2017), Secretary (since 2016) of Nuveen Asset Management, LLC, formerly, Associate General Counsel (2011-2020), Executive Vice President
(2016-2017) and Managing Director and Assistant Secretary (2011-2016); formerly
Vice President (2007-2021) and Secretary (2016-2021), of NWQ Investment
Management Company, LLC and Santa Barbara Asset Management, LLC; Vice
President and Secretary of Winslow Capital Management, LLC (since 2010). Senior
Managing Director (since 2017) and Secretary (since 2016) of Nuveen Alternative
Investments, LLC.
Jon Scott Meissner
1973
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2019 Managing Director of Mutual Fund Tax and Financial Reporting groups at
Nuveen (since 2017); Managing Director of Nuveen Fund Advisors, LLC (since
2019); Senior Director of Teachers Advisors, LLC and TIAA-CREF Investment
Management, LLC (since 2016); Senior Director (since 2015) Mutual Fund
Taxation to the TIAA-CREF Funds, the TIAA-CREF Life Funds, the TIAA
Separate Account VA-1 and the CREF Accounts; has held various positions with TIAA since 2004.
Deann D. Morgan
1969
730 Third Avenue
New York, NY 10017
Vice President 2020 President, Nuveen Fund Advisors, LLC (since 2020); Executive Vice President,
Global Head of Product at Nuveen (since 2019); Co-Chief Executive Officer of
Nuveen Securities, LLC (since 2020); Managing Member of MDR
Collaboratory LLC (since 2018); Managing Director, Head of Wealth
Management Product Structuring & COO Multi Asset Investing. The
Blackstone Group (2013-2017).
William A. Siffermann
1975
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2017 Managing Director (since 2017), formerly Senior Vice President (2016-2017) and
Vice President (2011-2016) of Nuveen.
Trey S. Stenersen
1965
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President 2022 Senior Managing Director of Teacher Advisors LLC and TIAA-CREF Investment
Management, LLC (since 2018); Senior Managing Director (since 2019) and Chief
Risk Officer (since 2022), formerly Head of Investment Risk Management (2017-
2022) of Nuveen; Senior Managing Director (since 2018) of Nuveen Alternative
Advisors LLC.
E. Scott Wickerham
1973
730 Third Avenue
New York, NY 10017
Vice President
and Controller
2019 Senior Managing Director, Head of Public Investment Finance at Nuveen (since
2019), formerly, Managing Director; Senior Managing Director (since 2019) of
Nuveen Fund Advisors, LLC; Principal Financial Officer, Principal Accounting
Officer and Treasurer (since 2017) of the TIAA-CREF Funds, the TIAA-CREF Life
Funds, the TIAA Separate Account VA-1 and Principal Financial Officer,
Principal Accounting Officer (since 2020) and Treasurer (since 2017) of the
CREF Accounts; formerly, Senior Director, TIAA-CREF Fund Administration
(2014-2015); has held various positions with TIAA since 2006.
Mark L. Winget
1968
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Assistant
Secretary
2008 Vice President and Assistant Secretary of Nuveen Securities, LLC (since 2008), and Nuveen Fund Advisors, LLC (since 2019); Vice President, Associate
General Counsel and Assistant Secretary of Nuveen Asset Management, LLC
(since 2020); Vice President (since 2010) and Associate General Counsel (since
2019), formerly, Assistant General Counsel (2008-2016) of Nuveen.
Gifford R. Zimmerman
1956
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Assistant
Secretary
1988 Managing Director and Assistant Secretary of Nuveen Securities, LLC (since
2022); Managing Director, Assistant Secretary and General Counsel (since 2022), formerly, Co-General Counsel (2011-2020) of Nuveen Fund Advisors, LLC;
formerly, Managing Director (2004-2020) and Assistant Secretary (1994-2020) of
Nuveen Investments, Inc.; Managing Director, Assistant Secretary and Associate
General Counsel (since 2022) of Nuveen Asset Management, LLC; formerly, Vice
President and Assistant Secretary of NWQ Investment Management Company,
LLC (2002-2020), Santa Barbara Asset Management, LLC (2006-2020) and
Winslow Capital Management, LLC (2010-2020); Chartered Financial Analyst.
40
Trustees and Officers
(Unaudited) (continued)
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(2)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Rachael Zufall
1973
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2022 Managing Director (since 2017), Associate General Counsel and Assistant
Secretary (since 2014) of the CREF Accounts, TIAA Separate Account VA-1, TIAA-
CREF Funds and TIAA-CREF Life Funds; Managing Director (since 2017), Associate
General Counsel and Assistant Secretary (since 2011) of Teacher Advisors, LLC and TIAA-CREF Investment Management, LLC; Managing Director of Nuveen, LLC
and of TIAA (since 2017).
(1) Trustees serve an indefinite term until his/her successor is elected or appointed. The year first elected or appointed represents the year in which the director was first elected or appointed to any fund in the Nuveen Fund Complex.
(2) Officers serve one year terms through August of each year. The year first elected or appointed represents the year in which the officer was first elected or appointed to any fund in the Nuveen Fund Complex.
Nuveen Securities, LLC, member FINRA and SIPC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com
NAN-NTZG-0722P 2399429-INV-Y-09/23
Nuveen:
Serving Investors for Generations
Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606.
Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at:
www.nuveen.com/exchange-traded-funds

ITEM 2.	CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no amendments to or waivers from the code during the period covered by this report. The registrant has posted the code of ethics on its website at www.nuveen.com/fund-governance. (To view the code, click on Code of Conduct.)

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by this report, the registrant’s Board of Directors or Trustees (“Board”) determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. The registrant’s audit committee financial experts are Carole E. Stone, Jack B. Evans, Albin F. Moschner, John K. Nelson and Robert L. Young, who are “independent” for purposes of Item 3 of Form N-CSR.

Ms. Stone served for five years as Director of the New York State Division of the Budget. As part of her role as Director, Ms. Stone was actively involved in overseeing the development of the State’s operating, local assistance and capital budgets, its financial plan and related documents; overseeing the development of the State’s bond-related disclosure documents and certifying that they fairly presented the State’s financial position; reviewing audits of various State and local agencies and programs; and coordinating the State’s system of internal audit and control. Prior to serving as Director, Ms. Stone worked as a budget analyst/examiner with increasing levels of responsibility over a 30 year period, including approximately five years as Deputy Budget Director. Ms. Stone has also served as Chair of the New York State Racing Association Oversight Board, as Chair of the Public Authorities Control Board, as a Commissioner on the New York State Commission on Public Authority Reform and as a member of the Boards of Directors of several New York State public authorities. These positions have involved overseeing operations and finances of certain entities and assessing the adequacy of project/entity financing and financial reporting. Ms. Stone formerly served on the Board of Directors of CBOE Global Markets, Inc. (formerly, CBOE Holdings, Inc.), the Chicago Board Options Exchange, and the C2 Options Exchange. Ms. Stone’s position on the boards of these entities and as a member of both CBOE Holdings’ Audit Committee and its Finance Committee involved, among other things, the oversight of audits, audit plans and preparation of financial statements.

Mr. Evans was formerly President and Chief Operating Officer of SCI Financial Group, Inc., a full service registered broker-dealer and registered investment adviser (“SCI”). As part of his role as President and Chief Operating Officer, Mr. Evans actively supervised the Chief Financial Officer (the “CFO”) and actively supervised the CFO’s preparation of financial statements and other filings with various regulatory authorities. In such capacity, Mr. Evans was actively involved in the preparation of SCI’s financial statements and the resolution of issues raised in connection therewith. Mr. Evans has also served on the audit committee of various reporting companies. At such companies, Mr. Evans was involved in the oversight of audits, audit plans, and the preparation of financial statements. Mr. Evans also formerly chaired the audit committee of the Federal Reserve Bank of Chicago.

Mr. Moschner is a consultant in the wireless industry and, in July 2012, founded Northcroft Partners, LLC, a management consulting firm that provides operational, management and governance solutions. Prior to founding Northcroft Partners, LLC, Mr. Moschner held various positions at Leap Wireless International, Inc., a provider of wireless services, where he was as a consultant from February 2011 to July 2012, Chief Operating Officer from July 2008 to February 2011, and Chief Marketing Officer from August 2004 to June 2008. Before he joined Leap Wireless International, Inc., Mr. Moschner was President of the Verizon Card Services division of Verizon Communications, Inc. from 2000 to 2003, and President of One Point Services at One Point Communications from 1999 to 2000. Mr. Moschner also served at Zenith Electronics Corporation as Director, President and Chief Executive Officer from 1995 to 1996, and as Director, President and Chief Operating Officer from 1994 to 1995.

Mr. Nelson is on the Board of Directors of Core12, LLC. (since 2008), a private firm which develops branding, marketing, and communications strategies for clients. Mr. Nelson has extensive experience in global banking and markets, having served in several senior executive positions with ABN AMRO Holdings N.V. and its affiliated entities and predecessors, including LaSalle Bank Corporation from 1996 to 2008, ultimately serving as Chief Executive Officer of ABN AMRO N.V. North America. During his tenure at the bank, he also served as Global Head of its Financial Markets Division, which encompassed the bank’s Currency, Commodity, Fixed Income, Emerging Markets, and Derivatives businesses. He was a member of the Foreign Exchange Committee of the Federal Reserve Bank of the United States and during his tenure with ABN AMRO served as the bank’s representative on various committees of The Bank of Canada, European Central Bank, and The Bank of England. Mr. Nelson previously served as a senior, external advisor to the financial services practice of Deloitte Consulting LLP. (2012-2014).

Mr. Young has more than 30 years of experience in the investment management industry. From 1997 to 2017, he held various positions with J.P. Morgan Investment Management Inc. (“J.P. Morgan Investment”) and its affiliates (collectively, “J.P. Morgan”). Most recently, he served as Chief Operating Officer and Director of J.P. Morgan Investment (from 2010 to 2016) and as President and Principal Executive Officer of the J.P. Morgan Funds (from 2013 to 2016). As Chief Operating Officer of J.P. Morgan Investment, Mr. Young led service, administration and business platform support activities for J.P. Morgan’s domestic retail mutual fund and institutional commingled and separate account businesses, and co-led these activities for J.P. Morgan’s global retail and institutional investment management businesses. As President of the J.P. Morgan Funds, Mr. Young interacted with various service providers to these funds, facilitated the relationship between such funds and their boards, and was directly involved in establishing board agendas, addressing regulatory matters, and establishing policies and procedures. Before joining J.P. Morgan, Mr. Young, a former Certified Public Accountant (CPA), was a Senior Manager (Audit) with Deloitte & Touche LLP (formerly, Touche Ross LLP), where he was employed from 1985 to 1996. During his tenure there, he actively participated in creating, and ultimately led, the firm’s midwestern mutual fund practice.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The following tables show the amount of fees that KPMG LLP, the Funds’ auditor, billed to the Funds’ during the Funds’ last two full fiscal years. The Audit Committee approved in advance all audit services and non-audit services that KPMG LLP provided to the Funds, except for those non-audit services that were subject to the pre-approval exception under Rule 2-01 of Regulation S-X (the “pre-approval exception”). The preapproval exception for services provided directly to the Funds waives the pre-approval requirement for services other than audit, review or attest services if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Funds during the fiscal year in which the services are provided; (B) the Funds did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the audit is completed.

Fiscal Year Ended July 31, 2022	Audit Fees Billed to Funds [1]	Audit-Related Fees Billed to Funds [2]	Tax Fees Billed to Funds [3]	All Other Fees Billed to Funds [4]
Fund Name
Nuveen Enhanced Yield U.S. Aggregate Bond ETF	19,420	0	0	0
Nuveen ESG U.S. Aggregate Bond ETF	19,370	0	0	0
Nuveen ESG High Yield Corporate Bond ETF	21,420	0	0	0
Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF	19,420	0	0	0
Nuveen Global Net Zero Transition ETF [5]	20,310	0	0	0

Total	$99,940	$0	$0	$0

[1]	“Audit Fees” are the aggregate fees billed for professional services for the audit of the Fund’s annual financial statements and services provided in connection with statutory and regulatory filings or engagements.
[2]	“Audit-Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”. These fees include offerings related to the Fund’s common shares and leverage.
[3]	“Tax Fees” are the aggregate fees billed for professional services for tax advice, tax compliance, and tax planning. These fees include: all global withholding tax services; excise and state tax reviews; capital gain, tax equalization and taxable basis calculations performed by the principal accountant.
[4]	“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”. These fees represent all “Agreed-Upon Procedures” engagements pertaining to the Fund’s use of leverage.
[5]	Fund commenced operations on 6/23/2022.

	Percentage Approved Pursuant to Pre-approval Exception
	Audit Fees Billed to Funds	Audit-Related Fees Billed to Funds	Tax Fees Billed to Funds	All Other Fees Billed to Funds
Fund Name
Nuveen Enhanced Yield U.S. Aggregate Bond ETF	0%	0%	0%	0%
Nuveen ESG U.S. Aggregate Bond ETF	0%	0%	0%	0%
Nuveen ESG High Yield Corporate Bond ETF	0%	0%	0%	0%
Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF	0%	0%	0%	0%
Nuveen Global Net Zero Transition ETF	0%	0%	0%	0%

Fiscal Year Ended July 31, 2021	Audit Fees Billed to Funds [1]	Audit-Related Fees Billed to Funds [2]	Tax Fees Billed to Funds [3]	All Other Fees Billed to Funds [4]
Fund Name
Nuveen Enhanced Yield U.S. Aggregate Bond ETF	18,690	0	0	0
Nuveen ESG U.S. Aggregate Bond ETF	18,640	0	0	0
Nuveen ESG High Yield Corporate Bond ETF	18,690	0	0	0
Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF	18,690	0	0	0

Total	$74,710	$0	$0	$0

[1]	“Audit Fees” are the aggregate fees billed for professional services for the audit of the Fund’s annual financial statements and services provided in connection with statutory and regulatory filings or engagements.
[2]	“Audit-Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”. These fees include offerings related to the Fund’s common shares and leverage.
[3]	“Tax Fees” are the aggregate fees billed for professional services for tax advice, tax compliance, and tax planning. These fees include: all global withholding tax services; excise and state tax reviews; capital gain, tax equalization and taxable basis calculations performed by the principal accountant.
[4]	“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”. These fees represent all “Agreed-Upon Procedures” engagements pertaining to the Fund’s use of leverage.

	Percentage Approved Pursuant to Pre-approval Exception
	Audit Fees Billed to Funds	Audit-Related Fees Billed to Funds	Tax Fees Billed to Funds	All Other Fees Billed to Funds
Fund Name
Nuveen Enhanced Yield U.S. Aggregate Bond ETF	0%	0%	0%	0%
Nuveen ESG U.S. Aggregate Bond ETF	0%	0%	0%	0%
Nuveen ESG High Yield Corporate Bond ETF	0%	0%	0%	0%
Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF	0%	0%	0%	0%

Fiscal Year Ended July 31, 2022	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
Nuveen ETF Trust	$0	$0	$0

	Percentage Approved Pursuant to Pre-approval Exception
	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
	0%	0%	0%

Fiscal Year Ended July 31, 2021	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
NuShares ETF Trust	$0	$0	$0

	Percentage Approved Pursuant to Pre-approval Exception
	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
	0%	0%	0%

Fiscal Year Ended July 31, 2022	Total Non-Audit Fees Billed to Trust	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Trust)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements)	Total
Fund Name
Nuveen Enhanced Yield U.S. Aggregate Bond ETF	0	0	0	0
Nuveen ESG U.S. Aggregate Bond ETF	0	0	0	0
Nuveen ESG High Yield Corporate Bond ETF	0	0	0	0
Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF	0	0	0	0
Nuveen Global Net Zero Transition ETF [1]	0	0	0	0

Total	$0	$0	$0	$0

“Non-Audit Fees billed to Fund” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to Fund in their respective amounts from the previous table.

Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

[1]	Fund commenced operations on 6/23/2022.

Fiscal Year Ended July 31, 2021	Total Non-Audit Fees Billed to Trust	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Trust)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements)	Total
Fund Name
Nuveen Enhanced Yield U.S. Aggregate Bond ETF	0	0	0	0
Nuveen ESG U.S. Aggregate Bond ETF	0	0	0	0
Nuveen ESG High Yield Corporate Bond ETF	0	0	0	0
Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF	0	0	0	0

Total	$0	$0	$0	$0

“Non-Audit Fees billed to Fund” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to Fund in their respective amounts from the previous table.

Audit Committee Pre-Approval Policies and Procedures. Generally, the Audit Committee must approve (i) all non-audit services to be performed for the Funds by the Funds’ independent accountant and (ii) all audit and non-audit services to be performed by the Funds’ independent accountant for the Affiliated Fund Service Providers with respect to the operations and financial reporting of the Funds. Regarding tax and research projects conducted by the independent accountant for the Funds and Affiliated Fund Service Providers (with respect to operations and financial reports of the Trust), such engagements will be (i) pre-approved by the Audit Committee if they are expected to be for amounts greater than $10,000; (ii) reported to the Audit Committee Chair for her verbal approval prior to engagement if they are expected to be for amounts under $10,000 but greater than $5,000; and (iii) reported to the Audit Committee at the next Audit Committee meeting if they are expected to be for an amount under $5,000.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934 (the “Exchange Act”). The registrant’s Board has a separately designated Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended (15 U.S.C. 78c(a)(58)(A)). As of the end of the period covered by this report, the members of the audit committee are Jack B. Evans, William C. Hunter, John K. Nelson, Judith M. Stockdale, Albin F. Moschner and Carole E. Stone, Chair.

ITEM 6.	SCHEDULE OF INVESTMENTS.

a)	See Portfolio of Investments in Item 1.

b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to this registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees implemented after the registrant last provided disclosure in response to this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

File the exhibits listed below as part of this Form.

(a	)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable because the code is posted on registrant’s website at www.nuveen.com/fund-governance and there were no amendments during the period covered by this report. (To view the code, click on Code of Conduct.)

(a	)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a	)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(a	)(4)	Change in the registrant’s independent public accountant. Not applicable.

(b	)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nushares ETF Trust

By (Signature and Title)	/s/ Diana R. Gonzalez
Diana R. Gonzalez
Vice President and Secretary

Date: October 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer
(principal executive officer)

Date: October 7, 2022

By (Signature and Title)	/s/ E. Scott Wickerham
E. Scott Wickerham
Vice President and Controller
(principal financial officer)

Date: October 7, 2022